UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04096

MFS MUNICIPAL SERIES TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

September 30, 2017

MFS® MUNICIPAL INCOME FUND

LMB-SEM

MFS® MUNICIPAL INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. Though the U.S. Federal Reserve has continued to gradually hike interest rates, U.S. share prices have reached new highs in recent months. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers have fallen short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies, which have been boosted in part by a weaker U.S. dollar, are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue – Hospitals	14.7%
General Obligations – General Purpose	9.8%
Universities – Colleges	8.1%
General Obligations – Schools	5.6%
Healthcare Revenue – Long Term Care	4.9%
Water & Sewer Utility Revenue	4.7%
State & Local Agencies	4.4%
Sales & Excise Tax Revenue	4.3%
Transportation – Special Tax	4.3%
Airport Revenue	4.2%

Composition including fixed income credit quality (a)(i)
AAA	4.5%
AA	25.8%
A	34.4%
BBB	19.4%
BB	4.1%
B	1.9%
CCC	0.2%
CC (o)	0.0%
C (o)	0.0%
D	1.7%
Not Rated	6.2%
Cash & Cash Equivalents	2.3%
Other	(0.5)%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	15.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, April 1, 2017 through September 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2017 through September 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5%

hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.73%	$1,000.00	$1,036.29	$3.73
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
B	Actual	1.48%	$1,000.00	$1,031.19	$7.54
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
C	Actual	1.48%	$1,000.00	$1,032.29	$7.54
	Hypothetical (h)	1.48%	$1,000.00	$1,017.65	$7.49
I	Actual	0.48%	$1,000.00	$1,037.60	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
R6	Actual (i)	0.41%	$1,000.00	$1,007.38	$0.69
	Hypothetical (h)	0.41%	$1,000.00	$1,023.01	$2.08
A1	Actual	0.48%	$1,000.00	$1,036.38	$2.45
	Hypothetical (h)	0.48%	$1,000.00	$1,022.66	$2.43
B1	Actual	1.25%	$1,000.00	$1,032.39	$6.37
	Hypothetical (h)	1.25%	$1,000.00	$1,018.80	$6.33

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.74%, $3.78 and $3.75 for Class A, 1.49%, $7.59 and $7.54 for Class B, 1.49%, $7.59 and $7.54 for Class C, 0.49%, $2.50 and $2.48 for Class I, 0.49%, $2.50 and $2.48 for Class A1, and 1.24%, $6.32 and $6.28 for Class B1, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
Issuer	Shares/Par	Value ($)
Alabama - 0.4%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	$930,000	$1,002,493
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	3,550,000	3,660,440
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	785,000	891,273
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	1,175,000	853,967
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,655,000	985,966
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	2,370,000	984,522
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	4,495,000	1,759,703
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	250,000	250,043
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	280,000	287,134
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	310,000	331,362
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	455,000	491,168
Mobile, AL, General Obligation Warrants, “A”, 5%, 2/15/2030	3,130,000	3,741,101
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.8%, 5/01/2034	3,565,000	3,917,864

		$19,157,036
Alaska - 0.1%
Northern Tobacco Securitization Corp., AK, Asset Backed, “A”, 5%, 6/01/2046	$3,750,000	$3,637,500

Arizona - 0.9%
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037	$1,000,000	$1,052,880
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047	750,000	788,063
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2034	7,000,000	8,179,290
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,710,000	1,853,640

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	$470,000	$490,210
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	140,000	146,020
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	570,000	587,693
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	340,000	350,329
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	700,000	755,440
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	560,000	600,466
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	895,000	956,585
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	840,000	866,628
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	925,000	943,398
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046	610,000	623,078
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2038	8,000,000	9,483,280
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2037	4,000,000	4,785,160
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 1.6%, 3/01/2028 (Put Date 3/01/2018)	1,595,000	1,597,345

		$34,059,505
Arkansas - 0.3%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$435,000	$483,729
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	4,995,000	1,453,245
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2020	3,970,000	4,356,281
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,520,000	1,682,746

		$7,976,001
California - 11.0%
Alameda, CA, Corridor Transportation Authority Senior Lien Rev., “A”, AGM, 5%, 10/01/2028	$985,000	$1,166,122
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2025	3,960,000	4,795,322

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, 5%, 6/01/2026	$4,145,000	$5,069,211
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2031	1,550,000	1,721,973
California Educational Facilities Authority Rev. (Stanford University), “U-7”, 5%, 6/01/2046	7,840,000	10,403,837
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2036	925,000	1,102,045
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/2038 (Prerefunded 10/01/2018)	4,610,000	4,812,425
California Health Facilities Financing Authority Rev. (Lucile Salter Packard Children’s Hospital at Standord), “A”, 5%, 11/15/2056	4,365,000	5,002,770
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,580,000	2,776,235
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046	2,530,000	2,882,682
California Health Facilities Financing Authority Rev. (Sutter Health), “D”, 5.25%, 8/15/2031	5,000,000	5,717,900
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	4,350,000	4,395,501
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	595,000	848,643
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	1,185,000	1,669,226
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	1,785,000	1,874,018
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,750,000	1,960,455
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,510,000	1,733,163
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	4,890,000	5,551,128
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	235,000	265,162
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	850,000	967,368
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.25%, 8/01/2023 (Put Date 11/01/2017)	3,775,000	3,775,000
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “B”, 5.25%, 6/01/2023 (Put Date 12/01/2017)	950,000	955,710

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2033	$260,000	$293,665
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	510,000	568,028
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	510,000	559,643
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030 (Prerefunded 10/01/2019)	2,950,000	3,230,309
California Public Works Board Lease Rev. (Various Capital Projects), “I”, 5%, 11/01/2038	9,180,000	10,546,810
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	9,250,000	10,820,280
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	560,000	617,394
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	585,000	644,331
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	505,000	568,080
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,340,000	1,463,052
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	126,224	631
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3%, 11/01/2022	1,690,000	1,704,297
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	3,930,000	3,959,907
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2032	485,000	539,398
California Statewide Communities Development Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2041	735,000	791,705
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,050,000	1,132,341
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	245,000	250,892
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	565,000	573,492

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042 (Prerefunded 6/01/2019)	$855,000	$939,850
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	125,000	135,229
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	207,928
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	645,000	717,743
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,475,000	2,716,238
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	4,640,000	5,062,194
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	990,000	1,086,723
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,300,000	1,301,859
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	1,655,000	1,707,348
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	5,025,000	5,352,630
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	1,840,000	1,976,086
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,495,000	3,078,895
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,015,000	2,640,947
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	2,785,000	1,666,405
Foothill-De Anza, CA, Community College District, Capital Appreciation, NATL, 0%, 8/01/2034	21,410,000	12,461,476
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034	3,000,000	3,477,420
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, AGM, 4.55%, 6/01/2022	3,415,000	3,492,486
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	9,765,000	11,180,534
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	995,000	1,017,965

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	$9,645,000	$2,197,324
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	2,620,000	2,936,968
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	640,000	674,867
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	480,000	530,525
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	480,000	546,072
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	820,000	926,067
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	2,990,000	3,287,116
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	4,040,000	4,703,853
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	6,435,000	7,466,659
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	2,580,000	2,828,609
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	825,000	882,354
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	3,595,000	4,035,675
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	580,000	380,364
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	6,500,000	7,384,910
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	2,000,000	2,259,340
Mt. San Antonio, CA, Community College District, Convertible Capital Appreciation, 0% to 8/01/2023, 5.875% to 8/01/2028	1,860,000	1,787,032
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	2,900,000	2,506,847
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	1,930,000	1,494,187
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	3,915,000	2,769,628
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,335,000	2,939,390
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,640,000	1,906,795

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	$2,210,000	$2,473,962
Port of Oakland, CA, Rev., “P”, 5%, 5/01/2033	10,815,000	12,274,917
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	2,015,000	1,903,470
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 5.25%, 6/01/2039	4,655,000	5,465,017
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	10,000,000	11,621,500
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	6,000,000	6,892,800
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028 (Prerefunded 8/15/2021)	835,000	958,029
Sacramento, CA, Municipal Utility District Electricity Rev., “X”, 5%, 8/15/2028	2,435,000	2,778,700
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2040	9,315,000	10,181,109
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2024	500,000	582,340
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2025	1,500,000	1,730,700
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2028	6,000,000	6,846,840
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	340,000	389,436
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	7,570,000	8,431,239
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	1,115,000	1,280,979
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NATL, 0%, 9/01/2026	5,100,000	4,148,901
State of California, 5%, 4/01/2024	4,365,000	5,063,313
State of California, 5.25%, 10/01/2028	2,965,000	3,438,303
State of California, 5%, 8/01/2029	5,000,000	6,067,400
State of California, 6.5%, 4/01/2033	4,000,000	4,325,280
State of California, 5%, 9/01/2034	9,000,000	10,662,750
State of California, 6%, 11/01/2039	3,000,000	3,299,520
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	2,075,000	2,347,053
Upland, CA, COP (San Antonio Community Hospital), 6.5%, 1/01/2041	915,000	1,029,933
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,440,000	2,482,338
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034 (Prerefunded 8/01/2019)	2,005,000	750,812

		$339,801,330

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 4.8%
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2034	$2,535,000	$2,992,263
Colorado Eagle County School District RE50J, Garfield Routt Counties, General Obligation , 5%, 12/01/2035	5,000,000	5,888,600
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 5/01/2040	1,815,000	1,857,362
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	195,000	217,657
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	740,000	798,282
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	605,000	649,123
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	545,000	581,264
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	490,000	544,331
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	495,000	540,020
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	700,000	784,196
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,725,000	1,930,723
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	1,020,000	1,115,584
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,855,000	2,075,003
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 7%, 11/15/2038 (Prerefunded 11/15/2018)	4,330,000	4,620,933
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	10,000,000	11,371,600
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,985,000	2,154,519
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	1,195,000	1,344,829
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 5%, 1/01/2044	4,620,000	5,090,593
Colorado High Performance Transportation Enterprise Rev. (C-470 Express Lanes), 5%, 12/31/2056	1,900,000	2,082,172
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	4,840,000	5,003,979
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	6,150,000	6,842,305

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$5,000,000	$5,492,450
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,755,000	3,238,337
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	10,000,000	11,641,000
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2025	3,000,000	3,654,600
Colorado State University Board of Governors, System Enterprise Rev., “B”, 5%, 3/01/2041	1,500,000	1,737,930
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 11/15/2028	1,930,000	2,175,303
Denver, CO, City & County Airport Systems Rev., “A”, NATL, 5%, 11/15/2030	6,000,000	6,028,920
Denver, CO, City & County School District No. 1, 5%, 12/01/2024	10,000,000	11,463,200
Denver, CO, City & County Special Facilities Airport Refunding Rev. (United Airlines), 5%, 10/01/2032	1,145,000	1,245,771
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2035	965,000	1,100,438
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2036	615,000	699,224
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,635,000	1,843,708
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	1,210,000	1,296,721
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2030	1,470,000	1,702,128
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2031	1,660,000	1,914,345
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2032	1,755,000	2,013,336
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2033	1,760,000	2,004,024
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2034	1,445,000	1,637,980
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2035	1,630,000	1,843,563
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2045	5,280,000	6,027,753
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	1,215,000	1,533,537
University of Colorado, Enterprise Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	4,220,000	4,794,342

		$133,573,948

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 2.0%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	$475,000	$472,425
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,990,000	3,331,996
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2037	1,270,000	1,344,663
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	4,230,000	4,428,133
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “B-2”, 4%, 11/15/2032	1,975,000	2,080,722
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,190,000	3,406,537
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,290,000	2,403,538
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2028	4,290,000	5,024,405
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2029	2,375,000	2,760,937
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2030	2,355,000	2,718,070
Hartford County Metropolitan District, CT, “C”, AGM, 5%, 11/01/2031	2,015,000	2,312,736
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	2,275,000	2,401,126
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2028	4,595,000	5,174,108
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2029	4,595,000	5,166,250
State of Connecticut, Special Tax Obligation Rev., “A”, 5%, 12/01/2030	4,615,000	5,187,768
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,335,000	1,574,245

		$49,787,659
Delaware - 0.0%
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2036	$235,000	$262,763
Delaware Economic Development Authority (Newark Charter School, Inc.), 5%, 9/01/2046	250,000	275,898

		$538,661
District of Columbia - 0.9%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$2,355,000	$2,569,281

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
District of Columbia - continued
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	$630,000	$678,623
District of Columbia Rev. (Georgetown University), 5%, 4/01/2035	3,000,000	3,531,030
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2033	560,000	652,999
District of Columbia Rev. (Kipp, D.C. Charter School),“A”, 6%, 7/01/2043	1,450,000	1,673,329
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	240,000	239,911
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	240,000	237,622
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	150,000	148,472
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	3,235,000	3,338,941
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	4,080,000	4,165,027
District of Columbia University Rev. (Georgetown University), Convertible Capital Appreciation, BHAC, 0% to 4/01/2018, 5% to 4/01/2040	11,570,000	12,148,731

		$29,383,966
Florida - 2.9%
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	$20,000	$22,673
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	1,045,000	1,123,093
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	485,000	520,386
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,405,000	1,512,679
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	825,000	826,823
Capital Trust Agency Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	3,220,000	3,390,853
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	5,850,000	6,566,332
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	100,000	100,472
Collier County, FL, Industrial Development Authority Continuing
Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	180,000	179,527
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	360,000	359,993

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2029	$1,350,000	$1,549,220
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2030	1,420,000	1,626,823
Florida Board of Education, Capital Outlay, “E”, 5%, 6/01/2023	250,000	268,478
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	7,855,000	8,675,062
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	2,425,000	2,545,304
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,130,000	5,326,582
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037	305,000	309,450
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047	785,000	796,382
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,700,000	1,808,715
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “B”, FHLMC, 3%, 7/01/2045	2,755,000	2,840,047
Florida Municipal Power Agency Rev., 5%, 10/01/2031 (Prerefunded 10/01/2018)	850,000	884,544
Florida Municipal Power Agency Rev., All Requirements, “A”, 6.25%, 10/01/2031 (Prerefunded 10/01/2019)	400,000	441,720
Florida Municipal Power Agency Rev., Unrefunded Balance, 5%, 10/01/2031	150,000	155,201
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	2,685,000	2,814,068
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	300,000	312,234
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), ETM, NATL, 6.5%, 8/15/2019	435,000	465,702
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev. (Tampa Electric Co.), “A”, 5.65%, 5/15/2018	500,000	513,530
Homestead 50, FL, Community Development District, Special Assessment, “A”, 6%, 5/01/2037	1,345,000	1,253,136
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,935,000	2,184,267
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	345,000	351,945
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	130,000	132,430

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	$200,000	$202,536
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	605,000	641,481
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038 (Prerefunded 5/01/2018)	215,000	222,359
Main Street, FL, Community Development District Rev., “A”, 6.8%, 5/01/2038	265,000	265,339
Marshall Creek Community Development District, FL, Capital Improvement and Special Assessment, “A”, 3.5%, 5/01/2020	1,520,000	1,520,973
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 5%, 11/15/2039	2,000,000	2,166,720
Miami-Dade County FL, Health Facilities Authority Hospital Rev., 6.125%, 8/01/2042 (Prerefunded 8/01/2020)	1,645,000	1,874,313
Miami-Dade County FL, Health Facilities Authority Hospital Rev., Unrefunded Balance, 6.125%, 8/01/2042	595,000	655,279
Miami-Dade County, FL, Aviation Rev., “B”, AGM, 5%, 10/01/2035	5,885,000	6,429,009
Miami-Dade County, FL, School Board, COP, “B”, ASSD GTY, 5%, 5/01/2033	500,000	511,820
Miami-Dade County, FL, Water & Sewer Rev., AGM, 5%, 10/01/2039	1,000,000	1,097,060
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	6,920,000	8,506,687
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	35,000	31,508
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	280,000	297,520
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	135,000	142,528
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	230,000	242,825
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2035	1,115,000	1,289,977
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2036	1,010,000	1,163,793
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2037	845,000	972,096
Orlando, FL, Senior Tourist Development Tax Refunding Rev. (6th Cent Contract Payments), “A”, AGM, 5%, 11/01/2038	980,000	1,124,668
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	430,000	522,708
Palm Beach County, FL, Solid Waste Authority Improvement Rev., BHAC, 5%, 10/01/2027 (Prerefunded 10/01/2019)	295,000	318,402

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	$200,000	$200,906
Pinellas County, FL, Sewer Rev., AGM, 5%, 10/01/2032	330,000	331,049
South Broward, FL, Hospital District Rev., 5%, 5/01/2036 (Prerefunded 5/01/2018)	500,000	511,880
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,025,000	1,089,534
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	150,000	140,075
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045 (Prerefunded 8/01/2020)	6,795,000	7,696,085
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (a)(d)	52,264	36,534
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	245,000	282,022
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	225,000	253,769
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	485,000	536,657
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,455,000	1,598,579
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	45,000	45,425
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	10,000	9,995

		$92,789,782
Georgia - 2.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$965,000	$1,060,641
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	965,000	1,057,273
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2025	1,415,000	1,615,888
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2026	800,000	909,680
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,770,000	3,054,978
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	1,295,000	1,502,045

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$650,000	$724,100
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,140,000	1,249,201
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	4,850,000	5,246,827
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2028	5,285,000	6,073,733
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2029	1,415,000	1,625,580
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2030	4,345,000	4,995,316
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2041	3,910,000	4,434,722
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc.), “A”, 5%, 7/01/2046	9,100,000	10,194,093
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2026	3,680,000	4,115,086
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2027	2,285,000	2,553,602
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	3,805,000	4,126,294
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,780,000	1,878,345
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	4,545,000	5,146,985
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	845,000	1,012,107
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,740,000	2,118,311
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	3,065,000	3,514,881
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	130,000	133,875
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	4,000,000	4,496,400
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2045	5,000,000	5,595,000
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	4,215,000	4,940,865
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	540,000	562,691

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	$645,000	$672,103
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2037	590,000	628,468
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	405,000	425,286
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., ETM, 6.25%, 7/01/2018	705,000	733,327
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	2,055,000	2,059,418

		$88,457,121
Guam - 0.0%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$545,000	$576,190
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	910,000	1,021,621
Guam International Airport Authority Rev., “C”, 5%, 10/01/2017	600,000	600,084
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	130,000	140,832
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	370,000	410,312

		$2,749,039
Hawaii - 0.9%
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.65%, 1/01/2029	$7,795,000	$7,827,895
Hawaii Housing & Community Development Corp., HI, Rental Housing System Rev., “A”, 4.75%, 1/01/2033	9,390,000	9,431,504
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029 (Prerefunded 11/15/2019)	355,000	406,024
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044 (Prerefunded 11/15/2019)	1,100,000	1,281,280
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	3,655,000	3,936,728
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	1,380,000	1,589,512
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2022)	3,695,000	4,254,164
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2031	1,380,000	1,572,248
State of Hawaii, Highway Rev., “A”, 5%, 1/01/2032	920,000	1,046,132
State of Hawaii, “DZ”, 5%, 12/01/2031 (Prerefunded 12/01/2021)	850,000	979,047

		$32,324,534

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - 10.4%
Chicago, IL, “A”, 5.25%, 1/01/2028	$345,000	$378,455
Chicago, IL, “A”, 5%, 1/01/2036	1,110,000	1,167,687
Chicago, IL, “A”, AGM, 5%, 1/01/2022	30,000	30,117
Chicago, IL, “A”, AGM, 5%, 1/01/2022	550,000	553,894
Chicago, IL, “A”, AGM, 5%, 1/01/2023	15,000	15,111
Chicago, IL, “A”, AGM, 5%, 1/01/2023	350,000	352,478
Chicago, IL, “A”, AGM, 5%, 1/01/2024	15,000	15,058
Chicago, IL, “A”, AGM, 5%, 1/01/2025	50,000	50,354
Chicago, IL, “A”, AGM, 5%, 1/01/2026	30,000	30,143
Chicago, IL, “A”, AGM, 5%, 1/01/2027	205,000	208,356
Chicago, IL, “A”, AGM, 5%, 1/01/2028	7,700,000	8,187,410
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	570,000	572,041
Chicago, IL, “A”, AGM, 4.625%, 1/01/2031	1,160,000	1,164,014
Chicago, IL, “A”, AGM, 5%, 1/01/2034	3,535,000	3,605,311
Chicago, IL, “A”, AGM, 5%, 1/01/2037	3,430,000	3,486,149
Chicago, IL, “A”, Capital Appreciation, NATL, 0%, 1/01/2027	1,490,000	1,059,330
Chicago, IL, “B”, AGM, 4.75%, 1/01/2032	1,695,000	1,701,068
Chicago, IL, “C”, NATL, 5%, 1/01/2023	390,000	393,062
Chicago, IL, “C”, NATL, 5%, 1/01/2028	185,000	186,328
Chicago, IL, “C”, NATL, 5%, 1/01/2029	3,445,000	3,469,356
Chicago, IL, “D”, 5.5%, 1/01/2033	935,000	1,029,370
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 1/01/2022	2,880,000	2,889,504
Chicago, IL, (Modern Schools Across Chicago Program), “A”, AMBAC, 5%, 12/01/2024	2,410,000	2,417,881
Chicago, IL, (Modern Schools Across Chicago Program), “D”, AMBAC, 5%, 12/01/2022	2,710,000	2,718,943
Chicago, IL, (Modern Schools Across Chicago Program), “G”, AMBAC, 5%, 12/01/2023	575,000	576,886
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2020	1,635,000	1,640,428
Chicago, IL, (Modern Schools Across Chicago Program), “H”, AMBAC, 5%, 12/01/2021	1,030,000	1,033,399
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	6,805,000	7,645,281
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	1,405,000	1,182,069
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	1,205,000	972,688
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	9,895,000	6,298,563
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2029	3,290,000	1,986,666

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2030	$1,335,000	$766,677
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	825,000	773,570
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	645,000	542,658
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	14,590,000	11,777,194
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	3,405,000	2,388,846
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	2,470,000	2,523,327
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	3,955,000	4,040,388
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	3,150,000	3,172,837
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2021	1,550,000	1,555,472
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	8,315,000	8,567,527
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	5,855,000	6,090,195
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	14,285,000	16,835,158
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A-2”, 9%, 3/01/2035	3,885,000	3,925,287
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	4,110,000	4,139,880
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	975,000	982,020
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	9,690,000	7,205,968
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2027	1,820,000	1,293,947
Chicago, IL, General Obligation, “A”, 6%, 1/01/2038	3,755,000	4,343,484
Chicago, IL, General Obligation, “A”, AGM, 5.25%, 1/01/2031	1,000,000	1,104,000
Chicago, IL, General Obligation, “A”, AMBAC, 5.5%, 12/01/2019	350,000	368,631
Chicago, IL, Greater Chicago Metropolitan Water Reclamation District, “C”, 5%, 12/01/2029	9,145,000	10,258,404
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,525,000	1,731,210
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	945,000	1,071,706
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	470,000	531,288
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,890,000	2,140,652
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	2,735,000	3,187,998

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$5,520,000	$6,293,683
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	1,605,000	1,804,197
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2029	1,755,000	1,923,498
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	655,000	716,131
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2040	4,685,000	5,030,566
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2032	245,000	280,623
Illinois Finance Authority Refunding Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2034	140,000	158,771
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	640,000	683,392
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	585,000	617,251
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034	2,310,000	2,560,612
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035	2,315,000	2,558,469
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,180,000	2,258,240
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	1,500,000	1,558,920
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	2,990,000	3,133,281
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	9,235,000	9,947,757
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	2,975,000	3,258,904
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,445,000	2,683,241
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	610,000	692,801
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	450,000	508,504
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 2.216% (70% of LIBOR 1-Mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	885,000	889,469
Illinois Finance Authority Rev. (Presence Health Network), “A”, 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	3,650,000	4,100,373
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	1,035,000	1,153,777

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	$1,535,000	$1,693,120
Illinois Finance Authority Rev. (Provena Health), 7.75%, 8/15/2034 (Prerefunded 8/15/2019)	35,000	39,319
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	6,315,000	7,223,097
Illinois Finance Authority Rev. (Resurrection Health Care Corp.), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	6,460,000	6,987,717
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	510,000	551,983
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	745,000	796,927
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	615,000	658,382
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	795,000	849,887
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,660,020
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,455,000	2,722,349
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	10,000,000	10,851,500
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	2,730,000	2,997,622
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	4,210,000	4,573,112
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	4,455,000	5,027,958
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	2,610,000	2,663,192
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	10,615,000	12,022,443
Illinois Sports Facilities Authority, AMBAC, 5.5%, 6/15/2030	1,250,000	1,267,488
Illinois Toll Highway Authority Rev., “A”, 5%, 12/01/2022	5,000,000	5,827,650
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	5,645,000	5,711,329
Metropolitan Pier & Exposition Authority Rev. (McCormick Place), “A” , BAM, 5%, 6/15/2042	4,550,000	4,827,595
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place), NATL, 5.5%, 6/15/2029	5,430,000	6,416,088
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place) Capital Appreciation, NATL, 0%, 6/15/2018	510,000	502,253
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,690,000	1,838,602
State of Illinois, 5%, 1/01/2028	425,000	453,794
State of Illinois, 5.25%, 7/01/2028	2,530,000	2,762,988

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
State of Illinois, 5%, 11/01/2028	$2,005,000	$2,187,014
State of Illinois, 5%, 2/01/2029	2,180,000	2,384,811
State of Illinois, 4.125%, 11/01/2031	1,720,000	1,725,349
State of Illinois, 4.5%, 11/01/2039	1,895,000	1,921,776
State of Illinois, AGM, 5%, 4/01/2024	5,000,000	5,512,000
State of Illinois, AGM, 5%, 2/01/2027	1,465,000	1,666,452
State of Illinois, NATL, 5%, 4/01/2021	3,855,000	3,921,075
State of Illinois, NATL, 6%, 11/01/2026	4,615,000	5,254,501
State of Illinois, “B”, 5.25%, 6/15/2034 (Prerefunded 6/15/2019)	1,275,000	1,365,856
State of Illinois, “P”, ETM, 6.5%, 6/15/2022	3,120,000	3,501,794

		$331,515,227
Indiana - 1.2%
Indiana Finance Authority Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	$3,370,000	$3,642,633
Indiana Finance Authority Hospital Rev. (Deaconess Hospital, Inc.), “A”, 6.75%, 3/01/2039 (Prerefunded 3/01/2019)	3,000,000	3,242,970
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/2041	2,840,000	3,215,022
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	530,000	578,728
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,340,000	1,407,710
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,190,000	2,339,183
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	1,595,000	1,724,275
Indiana Finance Authority Rev. (State Revolving Fund Program), “A”, 5%, 2/01/2029	4,000,000	4,560,280
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,170,000	1,217,795
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,715,000	5,044,673
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	1,000,000	1,337,450
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028 (Prerefunded 10/01/2019)	1,875,000	2,050,800
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	390,882
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	755,000	902,489

		$31,654,890

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Iowa - 0.7%
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	$1,200,000	$1,360,212
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	2,230,000	2,514,659
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	1,085,000	1,218,108
Iowa Finance Authority Rev. (Iowa Health System Obligated Group), “A”, 5.25%, 2/15/2044	3,000,000	3,301,530
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	1,390,000	1,439,679
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	250,000	260,242
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,135,000	1,219,069
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,130,000	1,214,015
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	95,000	101,476
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	1,925,000	2,055,207
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	3,070,000	3,088,266
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “C”, 5.625%, 6/01/2046	5,920,000	5,920,059

		$23,692,522
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	$3,800,000	$4,145,724
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,629,135
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional
Medical Center, Inc.), 5%, 12/01/2036	1,295,000	1,403,897
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	680,000	731,204
Wichita, KS, Sales Tax Special Obligations Rev. (K-96 Greenwich Star Bond Project), 3%, 9/01/2023	1,150,000	1,157,854
Wichita, KS, Sales Tax Special Obligations Rev.
(K-96 Greenwich Star Bond Project), 4.2%, 9/01/2027	1,515,000	1,524,332

		$10,592,146
Kentucky - 1.5%
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	$5,500,000	$6,251,410
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II, Inc. - The Meadow Project and Grove Pointe Project), “A”, 2.5%, 5/15/2022	9,480,000	9,387,286

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/2024	$2,305,000	$2,388,510
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	770,000	795,502
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B, 5%, 8/15/2041	4,235,000	4,620,936
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2037	590,000	649,366
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,685,000	2,909,036
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2037	2,530,000	2,752,311
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2041	1,655,000	1,785,199
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5.25%, 6/01/2041	1,290,000	1,426,934
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System), “A”, 5%, 6/01/2045	2,070,000	2,217,405
Kentucky Economic Development Finance Authority, Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6%, 6/01/2030 (Prerefunded 6/01/2020)	2,695,000	3,036,672
Kentucky Turnpike Authority, Economic Development Road Rev. (Revitalization Projects), “A”, 5%, 7/01/2032	2,000,000	2,282,540
Louisville & Jefferson County, KY, Metro Government College Rev. (Bellarmine University, Inc. Project), 6.125%, 5/01/2039	3,000,000	3,159,060
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,670,000	1,777,147

		$45,439,314
Louisiana - 1.5%
Jefferson Parish, LA, Hospital Service District No. 1 Hospital Rev. (West Jefferson Medical Center), AGM, 5.25%, 1/01/2028 (Prerefunded 1/01/2020)	$1,980,000	$2,202,592
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,355,000	3,578,175
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,835,000	2,070,614
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,470,000	1,696,571
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	2,500,000	2,496,300

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	$580,000	$621,911
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,240,000	2,407,955
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	1,800,000	1,809,342
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	1,400,000	1,577,408
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	6,000,000	6,752,460
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	2,745,000	2,895,426
Louisiana Public Facilities Authority Rev., (Loyola University Project), Convertible Capital Appreciation, 0% to 10/01/2023, 5.25% to 10/01/2046	5,465,000	4,489,497
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2023	1,325,000	1,558,597
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2024	1,270,000	1,489,342
Louisiana Stadium & Exposition District Rev., “A”, 5%, 7/01/2025	1,000,000	1,168,250
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	1,810,000	1,903,215
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	800,000	900,344
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	2,000,000	2,113,520

		$41,731,519
Maine - 0.1%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025	$570,000	$595,456
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	4,060,000	4,194,711

		$4,790,167
Maryland - 1.8%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2039	$1,805,000	$2,049,704
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,605,000	1,815,367
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	2,575,000	2,898,652
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	840,000	894,743
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	1,285,000	1,355,624

29

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	$5,000,000	$5,785,200
Maryland Community Development Administration, Department of Housing & Community Development, “C”, 4%, 9/01/2044	4,085,000	4,310,900
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,385,000	3,382,055
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	795,000	851,676
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	695,000	801,564
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare Issue), “A”, 5.5%, 1/01/2036	5,090,000	5,906,080
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,510,000	1,660,139
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	2,225,000	2,581,089
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,745,000	1,938,311
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	1,090,000	1,206,031
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	4,845,000	5,306,680
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	185,000	201,872
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	315,000	340,591
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	330,000	354,839
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	3,370,000	3,375,931
State of Maryland, “B”, 4%, 8/01/2027	2,570,000	2,832,423
State of Maryland, “C”, 5%, 11/01/2019	6,890,000	7,455,256

		$57,304,727
Massachusetts - 5.5%
Commonwealth of Massachusetts Transportation Fund Rev. (Accelerated Bridge Program), “A”, 5%, 6/01/2023	$2,645,000	$3,146,571
Commonwealth of Massachusetts, “A”, AMBAC, 5.5%, 8/01/2030	5,000,000	6,590,100

30

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Commonwealth of Massachusetts, “H”, 5%, 12/01/2026	$10,000,000	$12,417,000
Commonwealth of Massachusetts, “J”, 5%, 12/01/2036	19,615,000	23,118,435
Massachusetts Bay Transportation Authority Rev., “A”, 7%, 3/01/2021	3,245,000	3,646,017
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	580,000	599,169
Massachusetts Bay Transportation Authority Rev., “A”, 5.25%, 7/01/2034 (Prerefunded 7/01/2018)	1,420,000	1,466,931
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	9,445,000	11,422,783
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	2,395,000	2,793,791
Massachusetts Development Finance Agency Lease Rev. (University of Massachusetts at Dartmouth, College of Visual & Performing Arts Project), 6%, 8/01/2021	1,000,000	1,097,760
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	730,000	807,183
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	730,000	824,623
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	550,000	632,797
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,340,000	1,567,505
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,550,000	1,765,884
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,225,000	3,669,631
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	895,000	1,012,764
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	250,000	284,745
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5%, 1/01/2047	5,500,000	6,096,695
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	1,000,000	1,161,350
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	460,000	509,505
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	275,000	310,706
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	435,000	491,041
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2031	2,780,000	3,089,803

31

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “L”, 5%, 7/01/2036	$1,670,000	$1,844,598
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	70,000	72,293
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	185,000	211,827
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	420,000	500,917
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2033	605,000	693,421
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2034	710,000	809,940
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	415,000	472,303
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,440,000	1,605,053
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,300,000	1,439,958
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	1,145,000	1,273,881
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	2,380,000	2,380,976
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	1,150,000	1,150,851
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	670,000	719,667
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	1,040,000	1,101,173
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	705,000	740,899
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,040,000	1,087,632
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	225,000	242,741
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2021	1,255,000	1,393,891
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,270,000	1,323,416
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,320,000	1,379,585
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033 (u)	15,000,000	14,767,050

32

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	$1,880,000	$1,840,840
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 5.25%, 7/01/2029	3,175,000	3,477,355
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	11,415,000	11,437,488
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	2,600,000	2,834,988
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	1,455,000	1,574,397
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	470,000	517,700
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	465,000	505,864
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	1,925,000	1,942,749
Massachusetts School Building Authority, Sales Tax Rev., “A”, 5%, 8/15/2026	12,500,000	14,558,375
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	4,215,000	5,446,075
Massachusetts Water Resources Authority, ETM, 6.5%, 7/15/2019	1,475,000	1,553,780
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	8,895,000	10,587,185

		$180,011,657
Michigan - 2.0%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	$5,920,000	$6,533,608
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	1,730,000	1,837,589
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	1,725,000	1,881,475
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	295,000	315,470
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	410,000	435,900
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	5,745,000	6,385,165
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	3,155,000	3,516,626
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, AGM, 5%, 7/01/2034	3,710,000	4,252,847

33

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	$685,000	$716,565
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	860,000	903,421
Michigan Finance Authority Hospital Rev. (Henry Ford Health System), 3.25%, 11/15/2042	5,430,000	4,957,373
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	1,000,000	1,179,130
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	2,000,000	2,346,420
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	800,000	893,512
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	1,790,000	1,991,465
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,155,000	1,281,657
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	580,000	650,052
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Senior Lien Local Project), “C-1”, 5%, 7/01/2044	450,000	485,861
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-2”, 5%, 7/01/2034	800,000	890,040
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	485,000	535,464
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	240,000	269,611
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	570,000	636,998

34

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/2035	$3,195,000	$3,594,503
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039 (Prerefunded 11/15/2019)	7,165,000	7,865,665
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	1,765,000	1,896,351
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	985,000	1,091,991
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,325,000	2,480,077
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2039	610,000	691,545
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	1,000,000	1,115,860
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	470,000	520,638
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	1,020,000	1,123,734
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan
Wayne County Airport), “D”, AGM, 5%, 12/01/2040	7,105,000	8,155,545

		$71,432,158
Minnesota - 0.5%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	$2,500,000	$2,903,550
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	3,000,000	3,463,290
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,575,000	1,674,241
St. Louis Park, MN, Health Care Facilities Rev. (Nicollet Health Services), 5.75%, 7/01/2039 (Prerefunded 7/01/2019)	6,445,000	6,972,781
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052	240,000	241,961
University of Minnesota, “A”, 5%, 12/01/2025	710,000	817,480

		$16,073,303
Mississippi - 1.2%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$2,500,000	$2,694,000
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	1,625,000	1,754,951
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	1,750,000	2,027,498

35

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	$495,000	$631,110
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	2,455,000	3,179,863
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,445,000	1,633,934
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	3,560,000	4,084,993
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038	1,250,000	1,457,800
State of Mississippi, “B”, 5%, 12/01/2025	585,000	718,210
State of Mississippi, “B”, 5%, 12/01/2032	2,500,000	2,989,000
State of Mississippi, “B”, 5%, 12/01/2033	2,500,000	2,971,025
State of Mississippi, “B”, 5%, 12/01/2034	5,000,000	5,910,800
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.25%, 9/01/2032 (Prerefunded 9/01/2019)	1,665,000	1,796,818
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Improvements Project), 5.375%, 9/01/2036 (Prerefunded 9/01/2019)	610,000	659,739
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,080,000	1,275,361

		$33,785,102
Missouri - 0.2%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$625,000	$662,481
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,410,000	1,492,809
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	730,000	825,966
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	2,615,000	2,981,597
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	430,000	471,392
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2044	1,035,000	1,094,171
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	1,240,000	1,316,049

36

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	$1,285,000	$1,362,061
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	140,000	142,374
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	95,919
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	260,000	255,068

		$10,699,887
Montana - 0.1%
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	$1,740,000	$1,793,018

Nebraska - 0.3%
Douglas County, NE, Educational Facilities Rev. (Creighton University), “A”, 5.875%, 7/01/2040	$6,355,000	$7,051,572
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	880,000	895,506
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,310,000	2,437,743
Nebraska Investment Finance Authority, Single Family Housing Rev., “E”, 3%, 3/01/2043	495,000	500,232

		$10,885,053
Nevada - 0.0%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$630,000	$648,333
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	760,000	776,804

		$1,425,137
New Hampshire - 0.4%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$4,610,000	$5,058,276
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	460,000	511,966
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	185,000	184,930

37

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Hampshire - continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2031	$1,600,000	$1,759,552
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.5%, 6/01/2036	1,595,000	1,723,844

		$9,238,568
New Jersey - 4.8%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$360,000	$415,512
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2037	485,000	548,773
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2042	600,000	673,740
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2032	1,665,000	1,921,410
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,670,000	1,889,304
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	305,000	348,633
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	355,000	403,021
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	555,000	620,129
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	850,000	945,659
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	555,000	614,929
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	555,000	612,343
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	1,095,000	1,198,653
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,570,000	1,691,502
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	470,000	534,244
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	470,000	519,561

38

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	$1,415,000	$1,576,961
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	870,000	967,614
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	435,000	482,502
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2034	610,000	663,985
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2035	510,000	553,610
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2042	2,855,000	3,056,335
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	595,000	614,361
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	6,250,000	6,858,312
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	400,000	456,240
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	370,000	422,022
New Jersey Economic Development Authority, Water Facilities Rev. (New Jersey American Water Co.), “A”, 5.7%, 10/01/2039	5,000,000	5,369,550
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,915,000	1,889,856
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2031 (u)	8,400,000	8,274,924
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 5%, 7/01/2033	485,000	531,633
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,195,000	4,644,620
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	5,485,000	6,110,235
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,170,000	3,171,109
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	14,730,000	14,896,891
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	1,295,000	1,324,902
New Jersey Higher Education Student Assistance Authority, Student Loan Rev., “1A”, 2.75%, 12/01/2027	6,015,000	5,790,580
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	25,600,000	25,624,320

39

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	$7,960,000	$7,745,796
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	10,710,000	10,415,261
New Jersey Transportation Trust Fund Authority, “B”, AMBAC, 5.5%, 9/01/2026	3,525,000	4,160,839
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2035	3,725,000	1,728,773
New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation Systems, “C”, AMBAC, 0%, 12/15/2036	9,720,000	4,284,382
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	3,985,000	4,500,260
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2030	8,585,000	8,778,592
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2031	6,865,000	7,017,403
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	3,325,000	3,683,369
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,674,050

		$164,206,700
New Mexico - 0.9%
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2031	$2,500,000	$3,025,950
Albuquerque, NM, Bernalillo County Water Utility Authority (Joint Water and Sewer System Improvement Rev.), 5%, 7/01/2033	2,300,000	2,753,123
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	9,975,000	10,886,915
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	11,435,000	12,158,035

		$28,824,023
New York - 4.8%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030 (Prerefunded 1/15/2020)	$2,015,000	$2,243,844
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	4,385,000	4,814,905
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	1,455,000	1,563,776

40

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$1,610,000	$406,960
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Convertible Capital Appreciation, “C”, 0% to 1/01/2024, 5.625% to 1/01/2055	1,610,000	1,223,600
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2025	1,450,000	1,630,656
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2026	1,080,000	1,213,715
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,570,000	1,797,195
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	2,380,000	2,739,523
Metropolitan Transportation Authority (Hudson Rail Yards Trust), “A”, 5%, 11/15/2046	13,870,000	14,786,529
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033	100,000	110,484
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,475,000	1,568,441
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	1,395,000	1,475,924
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	200,000	218,924
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 5%, 12/15/2025	5,000,000	5,848,300
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,485,000	3,520,791
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Waste Management, Inc. Project), 1.18%, 5/01/2030 (Put Date 11/01/2017)	1,040,000	1,040,000
New York Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds Rev. (New York City Municipal Water Finance Authority Projects-Second Resolution Bonds), “B”, 5%, 6/15/2025	2,300,000	2,606,797
New York Environmental Facilities Corp., State Revolving Funds Rev., “C”, 5%, 5/15/2041	2,745,000	3,086,368
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	11,660,000	14,912,207
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	3,190,000	3,532,478
New York Liberty Development Corp., Liberty Rev. (4 World Trade Center Project), 5%, 11/15/2031	2,300,000	2,600,288

41

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Mortgage Agency Rev., “54”, 4%, 4/01/2047	$4,980,000	$5,398,868
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	3,325,000	3,525,398
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,080,000	2,406,518
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2026	1,490,000	1,597,235
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	765,000	817,135
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	7,900,000	8,675,780
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5.25%, 1/01/2050	5,000,000	5,556,100
New York, NY, “B-1”, 5%, 12/01/2041	3,500,000	4,081,945
New York, NY, “J-4”, FLR, 1.49% (SIFMA + 0.55%), 8/01/2025	1,715,000	1,715,000
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	5,574,420	5,817,409
New York, NY, Industrial Development Agency, Airport Facilities
Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,570,000	1,708,129
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	7,000,000	8,118,320
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	1,170,000	1,171,240
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025 (Prerefunded 7/01/2019)	110,000	117,477
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031 (Prerefunded 7/01/2019)	110,000	117,715
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2017	1,795,000	1,807,709
Port Authority of NY & NJ, (170th Series), 5%, 12/01/2019	1,765,000	1,910,206
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,315,000	2,587,800
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	3,750,000	3,762,112
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2034	950,000	1,072,683
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	480,000	537,787
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,710,000	2,997,152

		$138,441,423

42

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 0.6%
North Carolina Eastern Municipal Power Agency, “A”, ETM, NATL, 6.5%, 1/01/2018	$9,250,000	$9,383,940
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	100,000	103,816
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	285,000	324,923
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	100,000	113,484
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	205,000	226,609
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	260,000	271,027
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	285,000	293,308
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	610,000	672,171
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	1,195,000	1,310,210
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	2,440,000	2,679,047
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	975,000	1,062,087
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev. , AGM, 5%, 1/01/2031	1,600,000	1,886,624
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2031	1,250,000	1,384,863
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2033	1,375,000	1,506,478
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	5,065,000	5,699,594

		$26,918,181
North Dakota - 0.0%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$1,015,000	$1,062,634

Ohio - 2.0%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2/15/2024	$1,500,000	$1,706,775
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	8,500,000	8,466,850

43

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	$1,225,000	$1,288,136
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Flats East Development Project), “B”, 7%, 5/15/2040	1,060,000	1,154,775
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 4.75%, 2/15/2047	4,065,000	4,170,040
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2052	890,000	985,631
Cuyahoga County OH, Hospital Rev. (The Metrohealth System), 5.5%, 2/15/2057	9,355,000	10,319,407
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	1,915,000	2,048,227
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	2,770,000	2,951,573
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	3,000,000	3,305,910
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,740,000	8,695,116
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031 (Prerefunded 2/15/2018)	1,095,000	1,114,239
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038 (Prerefunded 2/15/2018)	4,195,000	4,270,678
Southeastern Ohio Port Authority, Hospital Facilities
Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	130,000	140,455
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	720,000	740,038
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	925,000	940,540
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	1,130,000	1,209,970
Summit County, OH, Port Authority Building Rev. (Flats East
Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	405,000	436,728
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,815,977
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,205,262

		$66,966,327

44

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 1.0%
Oklahoma County, OK, Home Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 5.4%, 10/01/2038	$220,000	$225,735
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	4,855,000	5,271,122
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	5,590,000	6,134,354
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,495,000	1,550,315
Oklahoma Industrial Authority Rev. (Oklahoma Medical Research Foundation), 5.5%, 7/01/2029 (Prerefunded 7/01/2018)	4,000,000	4,136,640
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	755,000	820,896
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,670,000	5,105,804
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	255,000	275,222
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,365,000	3,566,294
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	1,440,000	1,541,390

		$28,627,772
Oregon - 0.9%
Oregon Facilities Authority Rev. (Legacy Health), “A”, 5%, 6/01/2046	$9,000,000	$10,116,450
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	7,500,000	8,779,350
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,340,000	1,528,377
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2030	4,000,000	4,882,960
Washington Clackamas & Yamhill Counties, OR, Sherwood School District No. 88J, General Obligation, “B”, 5%, 6/15/2033	1,750,000	2,098,355

		$27,405,492
Pennsylvania - 5.1%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	$240,000	$265,123
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2047	720,000	783,166
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028 (Prerefunded 10/15/2018)	1,125,000	1,172,374

45

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027	$2,000,000	$2,288,080
Berks County, PA, Industrial Development Authority Healthcare facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2032	225,000	251,012
Berks County, PA, Industrial Development Authority Healthcare facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2037	185,000	202,908
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	530,000	613,602
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	550,000	634,810
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	470,000	541,642
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	215,000	247,394
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	1,115,000	1,173,961
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	530,000	562,166
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	645,000	678,688
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	490,000	519,919
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,870,000	2,030,427
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	715,000	744,243
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	1,910,000	1,978,111
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	730,000	800,124
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,275,000	1,425,284
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	915,000	1,037,098
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	745,000	792,315
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	4,540,000	4,842,455
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	505,000	536,411

46

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Cumberland County, PA, Municipal Authority Rev., Unrefunded Balance, (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	$85,000	$90,133
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,440,000	1,568,736
Delaware County, PA, Authority College Rev. (Neumann College), 6%, 10/01/2025 (Prerefunded 10/01/2018)	490,000	514,681
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	410,000	411,443
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	9,640,000	9,983,570
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632% (67% of LIBOR-3 Mo. + 0.75%), 6/01/2037	7,315,000	5,898,231
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	365,000	400,069
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	470,000	506,571
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2039	485,000	519,362
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	265,000	281,828
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	670,000	783,927
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	250,000	281,895
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	9,610,000	10,864,393
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	12,095,000	5,844,183
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	5,835,000	6,571,260
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,095,000	1,094,047
Montgomery County, PA, Industrial Development Authority Rev.
(Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	1,015,000	1,020,968
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2031	1,140,000	1,319,151

47

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	$1,780,000	$2,009,620
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.18%, 8/01/2045 (Put Date 11/01/2017)	3,125,000	3,125,000
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	445,000	524,699
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 1.25%, 4/01/2019 (Put Date 1/02/2018)	3,775,000	3,775,000
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,110,000	3,290,971
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030 (Prerefunded 7/01/2020)	510,000	573,541
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	415,000	471,154
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	315,000	323,244
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.25%, 8/01/2046	2,090,000	2,143,776
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	1,700,000	1,742,585
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,530,000	1,567,638
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	1,180,000	1,218,126
Philadelphia, PA, Authority for Industrial Development Rev.
(Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,425,000	2,584,904
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	1,175,000	1,256,521
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	150,000	167,418
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	355,000	398,850
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2035	1,040,000	1,191,216
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	10,810,000	12,157,034

48

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhances Living Obligated Group), “A”, 5%, 7/01/2037	$565,000	$596,572
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhances Living Obligated Group), “A”, 5%, 7/01/2042	1,005,000	1,049,913
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhances Living Obligated Group), “A”, 5%, 7/01/2049	1,570,000	1,626,300
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2042	5,490,000	6,258,545
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “15”, 5%, 8/01/2047	5,450,000	6,178,665
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	2,910,000	3,396,290
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,020,000	1,103,303
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), 5%, 4/15/2024	1,900,000	2,141,110
Philadelphia, PA, School District, “F”, 5%, 9/01/2037	1,020,000	1,119,950
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	255,000	279,381
Reading, PA, School District, “A”, 5%, 4/01/2020	1,000,000	1,079,840
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	2,000,000	2,297,700
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	22,255,000	25,095,851
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	240,000	240,043
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	445,000	485,081
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	435,000	465,233

		$164,010,835
Puerto Rico - 5.1%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$3,235,000	$3,290,868
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	2,980,000	2,984,947
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	790,000	803,201
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2029	850,000	989,434
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	625,000	718,188

49

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,630,000	$1,874,614
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	1,680,000	1,940,114
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	5,005,000	5,052,497
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	365,000	365,504
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	17,290,000	17,750,433
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	4,305,000	5,008,566
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	8,390,000	8,919,996
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	660,000	661,267
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	3,225,000	3,368,255
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	1,800,000	1,877,040
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	3,880,000	4,467,820
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	4,740,000	5,473,894
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	1,845,000	1,961,161
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	100,000	97,824
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	500,000	468,155
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	880,000	786,042
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	640,000	690,150
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,890,000	3,089,063
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	570,000	614,340
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	10,035,000	10,469,515
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	2,415,000	2,811,157

50

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	$785,000	$829,839
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	285,000	285,638
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,470,000	2,559,488
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	510,000	511,005
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	7,015,000	7,027,767
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	445,000	445,356
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,915,000	1,916,532
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	50,000	52,787
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,505,000	1,619,380
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	225,000	225,068
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	160,000	160,282
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	110,000	111,086
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	230,000	230,177
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	4,730,000	4,782,929
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	35,000	35,056
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	360,000	360,774
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,385,000	1,386,371
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	135,000	137,484
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	730,000	762,536
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	90,000	101,646
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	280,000	300,611
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2029	1,630,000	1,728,305

51

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	$2,630,000	$2,788,168
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	285,000	302,775
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	2,805,000	2,829,123
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5%, 3/01/2021	55,000	55,011
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	345,000	345,176
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	305,000	305,979
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	150,000	147,893
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	520,000	524,150
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	600,000	602,400
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	155,000	152,384
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	2,205,000	2,141,672
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	690,000	683,914

52

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	$735,000	$697,838
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	710,000	646,945
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	545,000	510,175
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	480,000	488,947
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,620,000	3,896,459
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	7,285,000	7,858,694
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	4,970,000	5,338,277
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	755,000	808,771
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	190,000	193,105
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,600,000	1,657,968
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	345,000	357,313
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	400,000	400,768
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	4,660,000	5,067,750
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	425,000	425,790
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	45,000	48,621
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	1,515,000	1,566,222
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	7,140,000	889,001
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	4,650,000	1,283,633
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	3,740,000	978,571

53

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	$8,265,000	$2,047,736
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	3,620,000	846,827
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	2,320,000	512,256
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	1,225,000	256,295
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	25,085,000	4,972,600
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	350,000	350,452

		$165,083,821
Rhode Island - 0.9%
Providence, RI, “A”, 5%, 1/15/2025	$1,345,000	$1,513,085
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/2039 (Prerefunded 5/15/2019)	7,645,000	8,386,030
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3%, 12/01/2021	4,890,000	4,964,230
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	1,120,000	1,248,106
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.25%, 12/01/2022	1,500,000	1,522,560
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	700,000	791,609
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.375%, 12/01/2023	2,500,000	2,535,675
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	2,500,000	2,587,900

		$23,549,195
South Carolina - 1.9%
Chesterfield County, SC, School District, 5%, 3/01/2025	$2,250,000	$2,582,415
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	2,000,000	2,373,140
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,880,000	4,338,965
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	4,150,000	4,783,580
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	5,750,000	6,205,917
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	8,000,000	8,912,400

54

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$835,000	$869,619
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2052	260,000	268,744
South Carolina Ports Authority, 5.25%, 7/01/2050	3,075,000	3,433,145
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2037	6,925,000	7,838,130
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/2043	2,745,000	3,024,963
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/2043	6,550,000	7,218,034
South Carolina Public Service Authority Rev., “C”, 5%, 12/01/2036	2,920,000	3,152,052
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2034	1,250,000	1,475,225
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	1,415,000	1,666,049
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	1,045,000	1,225,618

		$59,367,996
South Dakota - 0.1%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2024	$1,000,000	$1,140,020
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2025	1,000,000	1,127,760
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., “B”, 5%, 6/01/2026	1,400,000	1,566,110

		$3,833,890
Tennessee - 1.9%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$10,310,000	$10,990,254
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	3,000,000	3,173,610
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	9,315,000	10,364,335
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2047	3,940,000	4,360,910
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2030	790,000	902,804

55

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2031	$925,000	$1,049,986
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	1,980,000	2,201,463
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2029 (Prerefunded 5/15/2021)	4,765,000	5,399,603
Metropolitan Government of Nashville & Davidson County, TN, Electric Rev., “A”, 5%, 5/15/2030 (Prerefunded 5/15/2021)	2,500,000	2,832,950
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	2,685,000	3,044,790
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,450,000	1,624,333
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,500,000	1,610,025
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	1,665,000	1,908,173
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	2,385,000	2,781,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	2,215,000	2,620,013
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	2,805,000	3,381,063
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,870,000	1,973,411
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	270,000	276,677
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,230,000	1,260,418

		$61,755,847
Texas - 6.6%
Arlington, TX, Higher Education Finance Corp. (Harmony Public Schools), “A”, PSF, 5%, 2/15/2041	$6,000,000	$6,859,020
Arlington, TX, Higher Education Finance Corp. (Harmony Public Schools), “A”, PSF, 5%, 2/15/2046	6,000,000	6,802,080
Austin, TX, (Travis, Williamson and Hays Counties) Airport System Rev., “B”, 5%, 11/15/2041	1,070,000	1,209,614
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	715,000	838,623
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	1,055,000	1,222,523

56

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	$200,000	$221,864
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	490,000	565,823
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	315,000	363,645
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	460,000	523,880
Austin, TX, Water & Wastewater System Rev., 5%, 11/15/2027	3,000,000	3,484,170
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	1,595,000	16
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	2,100,000	2,147,439
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	7,310,000	7,631,128
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), “A”, PSF, 5%, 8/15/2039	3,190,000	3,700,081
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040 (Prerefunded 12/01/2020)	2,355,000	2,711,853
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045 (Prerefunded 12/01/2020)	1,425,000	1,646,459
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	1,875,000	2,082,019
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039 (Prerefunded 10/01/2020)	1,750,000	1,948,748
Dallas, TX, Waterworks & Sewer System Rev., 5%, 10/01/2039	8,250,000	9,086,468
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	415,000	443,884
El Paso, TX, Water & Sewer Rev., 5%, 3/01/2028	455,000	522,467
Fort Worth, TX, Independent School District, Unlimited Tax School Building, PSF, 5%, 2/15/2039	3,685,000	4,217,888
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	116,013	580
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032 (Prerefunded 11/15/2018)	8,235,000	8,663,796
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/2035	1,560,000	1,683,614
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 12/01/2027 (Prerefunded 12/01/2018)	1,795,000	1,919,878
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,050,000	2,198,563

57

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	$225,000	$254,912
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	545,000	614,460
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	900,000	315,639
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	2,250,000	609,638
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,855,000	2,092,644
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	855,000	901,871
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	2,465,000	2,689,734
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	2,135,000	2,343,590
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	725,000	797,551
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	3,215,000	3,450,595
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/2031	2,310,000	2,567,334
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	125,000	125,108
Katy, TX, Independent School District Rev. (Fort Bend, Harris, & Waller Counties), “D”, PSF, 5%, 2/15/2032	1,000,000	1,205,030
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,470,000	1,609,077
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,230,000	4,726,433
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,520,000	2,778,527
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	770,000	822,275
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 1.05%, 1/01/2020 (Put Date 1/02/2018)	8,815,000	8,815,000
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 1.25%, 1/01/2026 (Put Date 11/01/2017)	5,660,000	5,660,000
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-1”, 3.25%, 11/ 15/2022	205,000	201,864

58

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living- The Langford Project), “B-2”, 3%, 11/15/2021	$120,000	$118,624
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Westminster Project), 5%, 11/01/2031	450,000	498,177
New Hope, TX, Cultural Education Facilities Finance Corp.,
Retirement Facility Rev. (Westminster Project), 4%, 11/01/2036	665,000	651,055
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.25%, 7/01/2037	555,000	558,940
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.5%, 7/01/2042	555,000	563,736
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project),“A-1”, 5%, 7/01/2047	555,000	585,653
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (4-K Housing, Inc. - Stoney Brook Project), “A-1”, 4.75%, 7/01/2052	835,000	858,848
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2031	190,000	219,061
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 4%, 7/01/2036	955,000	987,059
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2046	6,220,000	6,893,315
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “A-1”, 5%, 7/01/2051	1,910,000	2,113,721
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4%, 7/01/2031	310,000	318,054
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.25%, 7/01/2036	470,000	478,234
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 5%, 7/01/2046	1,250,000	1,331,037
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (Cardinal Bay, Inc. - Village on the Park/Carriage Inn Project), “B”, 4.75%, 7/01/2051	1,090,000	1,127,921

59

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2031	$115,000	$119,347
New Hope, TX, Cultural Education Facilities Finance Corp., Senior Living Rev. (MRC Crestview Project), 5%, 11/15/2036	75,000	77,664
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	355,000	393,589
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	355,000	386,702
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	895,000	959,726
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2031	225,000	249,469
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Collegiate Housing Corpus Christi II LLC - Texas A&M University - Corpus Christi Project), 5%, 4/01/2036	245,000	266,940
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	1,585,000	1,709,819
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2032	110,000	111,419
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2037	125,000	125,773
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5%, 6/15/2042	150,000	150,051
Newark, TX, Higher Education Finance Corp. Authority Rev. (Austin Achieve Public Schools, Inc.), “A”, 5.25%, 6/15/2048	300,000	301,839
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	4,380,000	4,863,289
San Antonio, TX, Electric & Gas Systems Rev., 5%, 2/01/2031	6,000,000	7,117,620
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040 (Prerefunded 8/15/2020)	2,795,000	3,232,781
Spring Independent School District, TX, Unlimited Tax School Building, PSF, 5%, 8/15/2042	10,000,000	11,616,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029 (Prerefunded 11/15/2019)	395,000	436,029
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044 (Prerefunded 11/15/2019)	3,100,000	3,438,241

60

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	$1,160,000	$1,265,514
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,385,000	1,485,205
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	1,505,000	1,597,753
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	750,000	750,180
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	360,000	366,106
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Stayton at Museum Way), 8.25%, 11/15/2044	8,245,000	8,781,007
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	785,000	826,668
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,495,000	1,726,710
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,195,000	1,379,986
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	1,000,000	1,192,720
Texas State University, Financing System Rev., “A”, 5%, 3/15/2032	5,000,000	5,977,550
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	590,000	692,335
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	2,575,000	3,031,367
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	145,000	163,025
University of Texas, System Rev., “J”, 5%, 8/15/2028	5,000,000	6,130,800

		$203,504,064

61

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.1%
Intermountain Power Agency, UT, Power Supply Rev., “A”, 5%, 7/01/2022	$1,250,000	$1,286,312
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 5%, 4/15/2030	150,000	153,483
Utah Charter School Finance Authority, Charter School Rev. (Spectrum Academy), 6%, 4/15/2045	345,000	360,849
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	1,000,000	1,125,660
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	3,495,000	3,903,845

		$6,830,149
Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$315,000	$344,490
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	2,020,000	2,092,942
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	1,805,000	1,813,826
Vermont Housing Finance Agency, Multi-Purpose Rev., “C”, 4%, 11/01/2043	850,000	894,838

		$5,146,096
Virginia - 0.6%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$4,870,000	$5,356,269
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	2,130,000	2,310,262
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	2,360,000	2,829,782
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	690,000	822,521
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, AGM, 9.402%, 8/23/2027 (p)	3,850,000	4,937,471
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	845,000	955,847
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	800,000	885,736
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	715,000	778,521
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	625,000	730,231
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	529,029	53

		$19,606,693

62

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - 3.1%
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2041	$13,000,000	$15,144,610
Central Puget Sound, WA, Regional Transit Authority Sales Tax & Motor Vehicle Excise Tax Rev., “S-1”, 5%, 11/01/2046	9,000,000	11,706,120
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	2,255,000	2,403,199
Seattle, WA, Port Rev., “B”, 5%, 8/01/2024	3,000,000	3,430,410
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit
Valley Hospital), 5.625%, 12/01/2025 (Prerefunded 12/01/2017)	1,000,000	1,008,110
Snohomish County, WA, Public Hospital District No.3, 5%, 12/01/2031 (Prerefunded 12/01/2017)	5,655,000	5,696,168
State of Washington, “A”, 5%, 7/01/2033 (Prerefunded 7/01/2018)	5,000,000	5,153,950
University of Washington, “A”, 5.25%, 12/01/2046	5,675,000	6,767,267
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,450,000	1,592,289
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,690,000	4,067,413
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,285,000	5,517,276
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	1,480,000	1,673,229
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2036	985,000	1,109,209
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,060,000	1,189,892
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034 (Prerefunded 10/01/2019)	2,165,000	2,370,632
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2036	825,000	866,085
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2046	615,000	637,552
Washington Housing Finance Commission Nonprofit Housing Rev. (Presbyterian Retirement Communities Northwest Projects), “A”, 5%, 1/01/2051	665,000	681,791
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	405,000	403,817
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	1,365,000	1,349,644

63

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Washington - continued
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	$12,000,000	$13,908,240
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	7,985,000	9,224,192

		$95,901,095
West Virginia - 0.2%
Monongalia County, WV, Board of Education, 5%, 5/01/2029	$1,445,000	$1,652,372
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	395,000	455,190
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 4.5%, 6/01/2027	160,000	158,144
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	375,000	377,760
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	2,110,000	2,147,495
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	675,000	773,010

		$5,563,971
Wisconsin - 1.5%
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2026	$2,215,000	$2,449,037
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/2028	665,000	730,177
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	2,465,000	2,722,962
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	430,000	481,338
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	1,390,000	1,566,030
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	260,000	273,263
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	400,000	416,736
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2036	1,850,000	1,827,726
Wisconsin Public Finance Authority Education Rev. (North Carolina Charter), “A”, 5%, 6/15/2046	1,035,000	989,377

64

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	$120,000	$124,213
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	120,000	124,091
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	320,000	332,419
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/2020	85,000	87,729
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025	100,000	108,021
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030	165,000	172,148
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	220,000	224,897
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	655,000	709,974
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	605,000	652,771
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dreams at Meadowlands Project), “A”, 6.25%, 8/01/2027	7,060,000	7,556,742
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	11,595,000	13,470,723
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	620,000	700,476
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037	995,000	1,067,207
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042	960,000	1,026,547
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047	2,320,000	2,471,426
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052	200,000	213,474
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	1,305,000	1,325,241
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary’s Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	1,795,000	1,815,678

65

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	$490,000	$514,069
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	455,000	487,901
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	375,000	402,581
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	740,000	804,239
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,090,000	1,170,878
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	1,260,000	1,356,907
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,600,000	1,709,360
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,734,695

		$51,821,053
Total Municipal Bonds (Identified Cost, $2,910,966,350)		$3,064,727,734

Investment Companies (h) - 2.2%
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $69,729,084)	69,728,907	$69,728,907

Other Assets, Less Liabilities - 0.8%		26,205,337
Net Assets - 100.0%		$3,160,661,978

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $69,728,907 and $3,064,727,734, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,163,238, representing 0.2% of net assets.
(p)	Primary inverse floater.
(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.

66

Portfolio of Investments (unaudited) – continued

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
SIFMA	Securities Industry & Financial Markets Assn.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

67

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 9/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments in unaffiliated issuers, at value (identified cost, $2,910,966,350)	$3,064,727,734
Investments in affiliated issuers, at value (identified cost, $69,729,084)	69,728,907
Receivables for
Investments sold	24,222,157
Fund shares sold	13,039,676
Interest	39,608,156
Other assets	1,311
Total assets	$3,211,327,941
Liabilities
Payable to custodian	$6,391
Payables for
Distributions	1,379,972
Investments purchased	25,774,130
Fund shares reacquired	4,817,888
Interest expense and fees	65,131
Payable to the holders of the floating rate certificates from trust assets	17,467,876
Payable to affiliates
Investment adviser	26,417
Shareholder servicing costs	881,513
Distribution and service fees	39,800
Payable for independent Trustees’ compensation	11,118
Accrued expenses and other liabilities	195,727
Total liabilities	$50,665,963
Net assets	$3,160,661,978
Net assets consist of
Paid-in capital	$3,021,396,316
Unrealized appreciation (depreciation)	153,761,207
Accumulated net realized gain (loss)	(14,985,618)
Undistributed net investment income	490,073
Net assets	$3,160,661,978
Shares of beneficial interest outstanding	359,354,573

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,327,965,832	150,958,528	$8.80
Class B	21,515,183	2,442,364	8.81
Class C	187,472,779	21,239,007	8.83
Class I	1,126,799,593	128,255,589	8.79
Class R6	50,384	5,737	8.78
Class A1	496,724,032	56,438,118	8.80
Class B1	134,175	15,230	8.81

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A and Class A1, for which the maximum offering price per share was $9.19 [100 / 95.75 x $8.80] and $9.19 [100 / 95.75 x $8.80], respectively. On sales of $100,000 or more, the maximum offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1, and Class B1 shares. Redemption price per share was equal to the net asset value per share for Class I and Class R6. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

68

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 9/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income (loss)
Income
Interest	$63,272,378
Dividends from affiliated issuers	224,865
Total investment income	$63,497,243
Expenses
Management fee	$5,740,283
Distribution and service fees	2,659,524
Shareholder servicing costs	1,308,954
Administrative services fee	253,760
Independent Trustees’ compensation	29,341
Custodian fee	111,509
Shareholder communications	43,785
Audit and tax fees	29,794
Legal fees	16,140
Interest expense and fees	115,711
Miscellaneous	224,042
Total expenses	$10,532,843
Fees paid indirectly	(1,119)
Reduction of expenses by investment adviser and distributor	(545,793)
Net expenses	$9,985,931
Net investment income (loss)	$53,511,312
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,762,742
Affiliated issuers	372
Net realized gain (loss)	$1,763,114
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$50,353,109
Affiliated issuers	2,872
Net unrealized gain (loss)	$50,355,981
Net realized and unrealized gain (loss)	$52,119,095
Change in net assets from operations	$105,630,407

See Notes to Financial Statements

69

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 9/30/17 (unaudited)	Year ended 3/31/17

From operations
Net investment income (loss)	$53,511,312	$90,497,289
Net realized gain (loss)	1,763,114	(10,919,427)
Net unrealized gain (loss)	50,355,981	(59,714,438)
Change in net assets from operations	$105,630,407	$19,863,424
Distributions declared to shareholders
From net investment income	$(53,875,112)	$(84,759,109)
Change in net assets from fund share transactions	$187,022,214	$881,091,948
Total change in net assets	$238,777,509	$816,196,263
Net assets
At beginning of period	2,921,884,469	2,105,688,206
At end of period (including undistributed net investment income of $490,073 and $853,873, respectively)	$3,160,661,978	$2,921,884,469

See Notes to Financial Statements

70

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
Class A			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.64		$8.89		$8.85	$8.48	$8.94	$8.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.32	(c)	$0.34	$0.32	$0.33	$0.35
Net realized and unrealized gain (loss)	0.16		(0.27)		0.01	0.35	(0.47)	0.24
Total from investment operations	$0.31		$0.05		$0.35	$0.67	$(0.14)	$0.59
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)		$(0.31)	$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$8.80		$8.64		$8.89	$8.85	$8.48	$8.94
Total return (%) (r)(s)(t)(x)	3.63	(n)	0.59	(c)	4.10	8.02	(1.52)	6.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	(c)	0.79	0.80	0.80	0.79
Expenses after expense reductions (f)	0.73	(a)	0.73	(c)	0.74	0.74	0.75	0.76
Net investment income (loss)	3.43	(a)	3.67	(c)	3.88	3.71	3.92	3.90
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$1,327,966		$1,234,571		$870,656	$781,630	$736,374	$1,027,992
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.72	(a)	0.72	(c)	0.73	0.73	0.73	0.74

See Notes to Financial Statements

71

Financial Highlights – continued

	Six months ended 9/30/17 (unaudited)		Year ended
Class B			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.66		$8.90		$8.86	$8.49	$8.95	$8.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	(c)	$0.27	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.15		(0.26)		0.02	0.35	(0.48)	0.23
Total from investment operations	$0.27		$0.00	(w)	$0.29	$0.61	$(0.21)	$0.51
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.25)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$8.81		$8.66		$8.90	$8.86	$8.49	$8.95
Total return (%) (r)(s)(t)(x)	3.12	(n)	(0.04	)(c)	3.32	7.21	(2.26)	5.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.53	(c)	1.54	1.55	1.55	1.54
Expenses after expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.51	1.51
Net investment income (loss)	2.68	(a)	2.94	(c)	3.12	2.95	3.16	3.15
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$21,515		$23,866		$27,926	$28,032	$28,220	$37,759
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.47	(c)	1.48	1.48	1.49	1.48

See Notes to Financial Statements

72

Financial Highlights – continued

	Six months ended 9/30/17 (unaudited)		Year ended
Class C			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.67		$8.92		$8.88	$8.51	$8.97	$8.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26	(c)	$0.27	$0.26	$0.27	$0.28
Net realized and unrealized gain (loss)	0.16		(0.27)		0.02	0.35	(0.48)	0.24
Total from investment operations	$0.28		$(0.01)		$0.29	$0.61	$(0.21)	$0.52
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.25)	$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$8.83		$8.67		$8.92	$8.88	$8.51	$8.97
Total return (%) (r)(s)(t)(x)	3.23	(n)	(0.16	)(c)	3.31	7.19	(2.26)	6.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.53	(c)	1.54	1.55	1.55	1.54
Expenses after expense reductions (f)	1.48	(a)	1.49	(c)	1.49	1.49	1.51	1.51
Net investment income (loss)	2.67	(a)	2.92	(c)	3.11	2.94	3.15	3.14
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$187,473		$184,018		$180,722	$166,885	$162,443	$234,735
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.47	(a)	1.47	(c)	1.48	1.48	1.49	1.48

See Notes to Financial Statements

73

Financial Highlights – continued

	Six months ended 9/30/17 (unaudited)		Year ended
Class I			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.63		$8.88		$8.84	$8.47	$8.93	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	(c)	$0.36	$0.35	$0.35	$0.37
Net realized and unrealized gain (loss)	0.16		(0.26)		0.02	0.34	(0.47)	0.24
Total from investment operations	$0.32		$0.08		$0.38	$0.69	$(0.12)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)		$(0.34)	$(0.32)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$8.79		$8.63		$8.88	$8.84	$8.47	$8.93
Total return (%) (r)(s)(t)(x)	3.76	(n)	0.84	(c)	4.36	8.30	(1.29)	7.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.54	(c)	0.55	0.55	0.55	0.55
Expenses after expense reductions (f)	0.48	(a)	0.49	(c)	0.49	0.49	0.50	0.51
Net investment income (loss)	3.68	(a)	3.92	(c)	4.12	3.95	4.13	4.13
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$1,126,800		$974,392		$474,159	$682,371	$546,220	$334,033
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	(a)	0.47	(c)	0.48	0.48	0.48	0.49

See Notes to Financial Statements

74

Financial Highlights – continued

Class R6	Six months ended 9/30/17
	(unaudited) (i)
Net asset value, beginning of period	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05
Net realized and unrealized gain (loss)	0.01	(g)
Total from investment operations	$0.06
Less distributions declared to shareholders
From net investment income	$(0.05)
Net asset value, end of period (x)	$8.78
Total return (%) (r)(s)(t)(x)	0.74	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	(a)
Expenses after expense reductions (f)	0.41	(a)
Net investment income (loss)	3.65	(a)
Portfolio turnover	7	(n)
Net assets at end of period (000 omitted)	$50
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.40	(a)

See Notes to Financial Statements

75

Financial Highlights – continued

	Six months ended 9/30/17 (unaudited)		Year ended
Class A1			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.65		$8.90		$8.85	$8.49	$8.95	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.35	(c)	$0.36	$0.35	$0.35	$0.37
Net realized and unrealized gain (loss)	0.15		(0.27)		0.03	0.33	(0.47)	0.24
Total from investment operations	$0.31		$0.08		$0.39	$0.68	$(0.12)	$0.61
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)		$(0.34)	$(0.32)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$8.80		$8.65		$8.90	$8.85	$8.49	$8.95
Total return (%) (r)(s)(t)(x)	3.64	(n)	0.85	(c)	4.48	8.16	(1.27)	7.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.54	(c)	0.54	0.55	0.55	0.55
Expenses after expense reductions (f)	0.48	(a)	0.49	(c)	0.49	0.50	0.51	0.51
Net investment income (loss)	3.68	(a)	3.94	(c)	4.13	3.96	4.17	4.18
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$496,724		$504,886		$551,970	$577,992	$584,287	$703,916
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.47	(a)	0.48	(c)	0.48	0.48	0.49	0.49

See Notes to Financial Statements

76

Financial Highlights – continued

	Six months ended 9/30/17 (unaudited)		Year ended
Class B1			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13

Net asset value, beginning of period	$8.66		$8.90		$8.86	$8.49	$8.95	$8.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.28	(c)	$0.29	$0.28	$0.29	$0.31
Net realized and unrealized gain (loss)	0.15		(0.26)		0.02	0.35	(0.48)	0.24
Total from investment operations	$0.28		$0.02		$0.31	$0.63	$(0.19)	$0.55
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.27)	$(0.26)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$8.81		$8.66		$8.90	$8.86	$8.49	$8.95
Total return (%) (r)(s)(t)(x)	3.24	(n)	0.19	(c)	3.55	7.46	(2.02)	6.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	(a)	1.53	(c)	1.54	1.55	1.55	1.54
Expenses after expense reductions (f)	1.25	(a)	1.26	(c)	1.27	1.26	1.27	1.27
Net investment income (loss)	2.91	(a)	3.17	(c)	3.34	3.19	3.39	3.47
Portfolio turnover	7	(n)	20		22	17	32	23
Net assets at end of period (000 omitted)	$134		$152		$257	$370	$980	$2,374
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.24	(a)	1.25	(c)	1.25	1.25	1.25	1.25

See Notes to Financial Statements

77

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

78

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Income Fund (the fund) is a diversified series of MFS Muncipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. The fund has adopted the Rule’s Regulation S-X amendments and believes that the fund’s financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables –Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on

79

Notes to Financial Statements (unaudited) – continued

Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

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Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,064,727,734	$—	$3,064,727,734
Mutual Funds	69,728,907	—	—	69,728,907
Total	$69,728,907	$3,064,727,734	$—	$3,134,456,641

For further information regarding security characteristics, see the Portfolio of Investments.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are

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Notes to Financial Statements (unaudited) – continued

purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2017, the fund’s payable to the holders of the floating rate certificates from trust assets was $17,467,876 and the interest rate on the floating rate certificates issued by the trust was 1.10%. For the six months ended September 30, 2017, the average payable to the holders of the floating rate certificates from trust assets was $13,775,471 at a weighted average interest rate of 1.03%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2017, interest expense and fees related to self-deposited inverse floaters amounted to $115,080 and are included in “Interest expense and fees” in the Statement of Operations. Primary market inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

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Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended September 30, 2017, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

83

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/17
Ordinary income (including any short-term capital gains)	$1,042,126
Tax-exempt income	83,716,983
Total distributions	$84,759,109

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/17
Cost of investments	$2,944,365,281
Gross appreciation	176,415,931
Gross depreciation	(3,792,447)
Net unrealized appreciation (depreciation)	$172,623,484

As of 3/31/17
Undistributed tax-exempt income	9,434,305
Capital loss carryforwards	(36,833,759)
Other temporary differences	(8,580,432)
Net unrealized appreciation (depreciation)	123,490,253

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after undefined may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2017, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
3/31/18	$(937,881)
3/31/19	(7,352,883)
Total	$(8,290,764)

Post-enactment losses which are characterized as follows:
Short-Term	$(28,542,995)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s

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Notes to Financial Statements (unaudited) – continued

income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 9/30/17 (i)	Year ended 3/31/17
Class A	$22,222,024	$36,339,556
Class B	313,666	709,068
Class C	2,517,509	5,077,315
Class I	19,466,159	22,832,832
Class R6	313	—
Class A1	9,353,270	19,793,928
Class B1	2,171	6,410
Total	$53,875,112	$84,759,109

(i)	For Class R6, the period is from inception, August 1, 2017, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.3 billion of average daily net assets	0.40%
Next $0.7 billion of average daily net assets	0.37%
Average daily net assets in excess of $2 billion	0.35%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended September 30, 2017, this management fee reduction amounted to $120,772, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2017 was equivalent to an annual effective rate of 0.37% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s operating expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses did not exceed 0.10% annually of the fund’s average daily net assets. This written agreement was eliminated on July 27, 2017. For the period April 1, 2017 through July 27, 2017, this reduction amounted to $265,422, which is included in the reduction of total expenses in the

85

Notes to Financial Statements (unaudited) – continued

Statement of Operations. Effective July 28, 2017, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I	Class R6	Class A1	Class B1
0.73%	1.48%	1.48%	0.48%	0.42%	0.48%	1.23%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018. For the period July 28, 2017 through September 30, 2017, this reduction amounted to $145,181, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $62,527 and $1,597 for the six months ended September 30, 2017, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,608,824
Class B	0.75%	0.25%	1.00%	1.00%	115,836
Class C	0.75%	0.25%	1.00%	1.00%	934,125
Class B1	0.75%	0.25%	1.00%	0.77%	739
Total Distribution and Service Fees					$2,659,524

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2017 based on each class’s average daily net assets. The service fee rate attributable to Class B1 shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B1 shares had been reduced by MFD to 0.00% under a written agreement that was eliminated on July 27, 2017. For the period April 1, 2017 through July 27, 2017, this reduction amounted to $110 and is included in the reduction of total expenses in the Statement of Operations. Effective July 28, 2017, MFD has agreed in writing to reduce the Class B1 service fee rate to 0.00% for all Class B1 shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement

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Notes to Financial Statements (unaudited) – continued

will continue at least until July 31, 2018. For the period July 28, 2017 through September 30, 2017, this reduction amounted to $63 and is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2017, this rebate amounted to $14,204 and $41 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2017, were as follows:

Amount
Class A	$40,566
Class B	15,198
Class C	22,131
Class A1	—
Class B1	77

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended September 30, 2017, the fee was $116,614, which equated to 0.0076% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,192,340.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2017 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

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Notes to Financial Statements (unaudited) – continued

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $2,531 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended September 30, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $11,106 at September 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2017, the fee paid by the fund under this agreement was $2,733 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On July 31, 2017, MFS purchased 5,702 shares of Class R6 for an aggregate amount of $50,000 as an initial investment in the class.

At September 30, 2017, MFS held 100% of the outstanding shares of Class R6.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended September 30, 2017, the fund engaged in purchase transactions pursuant to this policy, which amounted to $343,465.

(4) Portfolio Securities

For the six months ended September 30, 2017, purchases and sales of investments short-term obligations, aggregated $372,617,714 and $219,671,592, respectively.

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Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount
Shares sold
Class A	17,096,541	$150,050,082	81,544,548	$709,257,465
Class B	60,476	531,717	237,531	2,118,255
Class C	1,737,886	15,302,118	4,522,090	40,259,561
Class I	23,233,621	203,579,377	76,443,314	665,279,828
Class R6	5,702	50,000	—	—
Class A1	189,953	1,667,865	474,870	4,208,997
Class B1	496	4,356	1,267	11,208
	42,324,675	$371,185,515	163,223,620	$1,421,135,314

Shares issued to shareholders in reinvestment of distributions
Class A	2,417,590	$21,218,673	3,904,581	$34,339,750
Class B	33,502	294,430	73,441	649,053
Class C	254,118	2,237,838	502,967	4,449,947
Class I	1,601,817	14,041,366	2,286,155	20,094,377
Class R6	35	313	—	—
Class A1	889,218	7,808,188	1,839,398	16,240,093
Class B1	236	2,077	647	5,732
	5,196,516	$45,602,885	8,607,189	$75,778,952

Shares reacquired
Class A	(11,367,673)	$(99,725,279)	(40,563,104)	$(353,279,694)
Class B	(408,617)	(3,596,485)	(690,340)	(6,101,090)
Class C	(1,967,470)	(17,315,473)	(4,066,722)	(35,752,061)
Class I	(9,439,295)	(82,654,167)	(19,261,661)	(167,894,647)
Class A1	(3,016,200)	(26,448,156)	(5,987,062)	(52,679,135)
Class B1	(3,028)	(26,626)	(13,227)	(115,691)
	(26,202,283)	$(229,766,186)	(70,582,116)	$(615,822,318)

Net change
Class A	8,146,458	$71,543,476	44,886,025	$390,317,521
Class B	(314,639)	(2,770,338)	(379,368)	(3,333,782)
Class C	24,534	224,483	958,335	8,957,447
Class I	15,396,143	134,966,576	59,467,808	517,479,558
Class R6	5,737	50,313	—	—
Class A1	(1,937,029)	(16,972,103)	(3,672,794)	(32,230,045)
Class B1	(2,296)	(20,193)	(11,313)	(98,751)
	21,318,908	$187,022,214	101,248,693	$881,091,948

(i)	For Class R6, the period is from class inception, August 1, 2017, through the stated period end.

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Notes to Financial Statements (unaudited) – continued

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2017, the fund’s commitment fee and interest expense were $9,649 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		42,099,106	242,640,199	(215,010,398)	69,728,907

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$372	$2,872	$—	$224,865	$69,728,907

90

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory,

91

Board Review of Investment Advisory Agreement – continued

administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s

92

Board Review of Investment Advisory Agreement – continued

last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and total expense ratio was approximately at the Broadridge expense group median.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1.3 billion and $2 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

93

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

94

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

95

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

96

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2017

MFS® MUNICIPAL SERIES TRUST

For the states of:

Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

MSTA-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Alabama, Arkansas, California, Georgia, Maryland, and Massachusetts

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. Though the U.S. Federal Reserve has continued to gradually hike interest rates, U.S. share prices have reached new highs in recent months. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers have fallen short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies, which have been boosted in part by a weaker U.S. dollar, are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

MFS Alabama Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	17.4%
Water & Sewer Utility Revenue	11.9%
Universities – Colleges	11.9%
State & Local Agencies	10.5%
General Obligations – Schools	10.3%

Composition including fixed income credit quality (a)(i)
AAA	3.7%
AA	30.0%
A	44.7%
BBB	6.3%
BB	1.0%
B (o)	0.0%
CCC	0.4%
D	2.1%
Not Rated	9.1%
Cash & Cash Equivalents	2.7%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	13.2 yrs.

Jurisdiction (i)
Alabama	76.3%
Puerto Rico	5.5%
New York	3.3%
Guam	2.2%
California	1.8%
Illinois	1.2%
Massachusetts	1.1%
Pennsylvania	1.0%
Florida	0.8%
New Hampshire	0.7%
Colorado	0.6%
Texas	0.5%
Tennessee	0.5%
Virginia	0.5%
Wisconsin	0.3%
Oklahoma	0.3%
New Jersey	0.3%
Indiana	0.3%
Michigan	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

2

Portfolio Composition – continued

MFS Arkansas Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	20.9%
Water & Sewer Utility Revenue	13.5%
Healthcare Revenue – Hospitals	13.3%
Sales & Excise Tax Revenue	11.5%
Utilities – Municipal Owned	7.4%

Composition including fixed income credit quality (a)(i)
AAA	4.6%
AA	45.6%
A	37.5%
BBB	5.6%
BB	0.8%
CCC	0.4%
D	2.2%
Not Rated	0.1%
Cash & Cash Equivalents	1.3%
Other	1.9%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	12.6 yrs.

Jurisdiction (i)
Arkansas	70.6%
Puerto Rico	6.1%
Guam	5.0%
New York	4.2%
California	2.1%
Georgia	1.3%
Pennsylvania	1.2%
Illinois	1.1%
Kentucky	1.0%
Virginia	0.8%
Texas	0.8%
Massachusetts	0.8%
Indiana	0.8%
New Hampshire	0.6%
Colorado	0.5%
New Jersey	0.5%
Michigan	0.4%
Wisconsin	0.3%
Tennessee	0.3%
Florida	0.3%
US Treasury Securities (j)	(1.9)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (1.9)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

3

Portfolio Composition – continued

MFS California Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.1%
General Obligations – Schools	11.6%
Universities – Colleges	9.3%
Tax Assessment	8.4%
General Obligations – General Purpose	6.7%

Composition including fixed income credit quality (a)(i)
AAA	3.3%
AA	30.5%
A	36.0%
BBB	16.9%
BB	2.7%
B	1.1%
CCC	0.3%
D	1.9%
Not Rated	2.8%
Cash & Cash Equivalents	2.3%
Other	2.2%

Portfolio facts (i)
Average Duration (d)	6.5
Average Effective Maturity (m)	15.9 yrs.

Jurisdiction (i)
California	88.6%
Puerto Rico	5.1%
Illinois	1.5%
Guam	1.4%
Ohio	0.6%
Pennsylvania	0.5%
US Treasury Securities (j)	(2.2)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.2)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

4

Portfolio Composition – continued

MFS Georgia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.4%
Healthcare Revenue – Hospitals	18.4%
Water & Sewer Utility Revenue	13.2%
General Obligations – General Purpose	8.5%
General Obligations – Schools	5.2%

Composition including fixed income credit quality (a)(i)
AAA	7.4%
AA	32.0%
A	39.9%
BBB	8.2%
BB	1.4%
CCC	0.4%
D	1.9%
Not Rated	3.3%
Cash & Cash Equivalents	3.5%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	13.0 yrs.

Jurisdiction (i)
Georgia	74.6%
Puerto Rico	6.1%
Guam	2.5%
California	2.2%
New York	1.6%
Illinois	1.3%
Florida	1.1%
Wisconsin	0.9%
Pennsylvania	0.8%
Tennessee	0.7%
Texas	0.6%
North Carolina	0.5%
Kentucky	0.5%
New Jersey	0.5%
New Hampshire	0.4%
Virginia	0.4%
U.S. Virgin Islands	0.4%
Colorado	0.4%
Oklahoma	0.3%
Michigan	0.3%
Indiana	0.3%
Louisiana	0.1%
US Treasury Securities (j)	(2.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.0)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

5

Portfolio Composition – continued

MFS Maryland Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	21.7%
General Obligations – General Purpose	15.2%
Universities – Colleges	8.5%
Water & Sewer Utility Revenue	7.4%
State & Agency – Other	6.3%

Composition including fixed income credit quality (a)(i)
AAA	16.6%
AA	23.6%
A	31.8%
BBB	17.5%
BB	0.7%
CC (o)	0.0%
D	2.6%
Not Rated	5.4%
Cash & Cash Equivalents	(0.3)%
Other	2.1%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	13.7 yrs.

Jurisdiction (i)
Maryland	75.0%
Puerto Rico	6.8%
District of Columbia	3.1%
New York	1.9%
Guam	1.6%
Illinois	1.5%
Tennessee	1.3%
Kentucky	1.2%
California	1.1%
Indiana	1.0%
Florida	0.7%
Pennsylvania	0.7%
New Hampshire	0.6%
Texas	0.6%
Georgia	0.6%
Colorado	0.6%
U.S. Virgin Islands	0.5%
Washington	0.5%
Wisconsin	0.4%
New Jersey	0.3%
Virginia	0.1%
Michigan	0.1%
Mississippi	0.1%
US Treasury Securities (j)	(2.1)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.1)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

6

Portfolio Composition – continued

MFS Massachusetts Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	23.1%
Healthcare Revenue – Hospitals	16.4%
Miscellaneous Revenue – Other	7.4%
General Obligations – General Purpose	6.9%
Sales & Excise Tax Revenue	6.2%

Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	38.7%
A	27.7%
BBB	20.2%
BB	2.2%
CCC	0.6%
CC (o)	0.0%
D	2.3%
Not Rated	1.5%
Cash & Cash Equivalents	(0.2)%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	6.0
Average Effective Maturity (m)	15.0 yrs.

Jurisdiction (i)
Massachusetts	82.0%
Puerto Rico	5.7%
Illinois	2.3%
Guam	1.9%
California	1.3%
New York	1.1%
Florida	0.9%
Pennsylvania	0.9%
Tennessee	0.9%
Texas	0.6%
Kentucky	0.6%
Colorado	0.5%
Wisconsin	0.4%
New Hampshire	0.3%
Washington	0.3%
Louisiana	0.3%
New Jersey	0.2%
US Treasury Securities (j)	(2.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.0)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

7

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2017 through September 30, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2017 through September 30, 2017.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS ALABAMA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.90%	$1,000.00	$1,028.66	$4.58
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,024.84	$8.38
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,029.44	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual (i)	0.57%	$1,000.00	$1,006.01	$0.96
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

8

Expense Tables – continued

MFS ARKANSAS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.76%	$1,000.00	$1,027.32	$3.86
	Hypothetical (h)	0.76%	$1,000.00	$1,021.26	$3.85
B	Actual	1.52%	$1,000.00	$1,024.51	$7.71
	Hypothetical (h)	1.52%	$1,000.00	$1,017.45	$7.69
I	Actual	0.66%	$1,000.00	$1,028.98	$3.36
	Hypothetical (h)	0.66%	$1,000.00	$1,021.76	$3.35
R6	Actual (i)	0.59%	$1,000.00	$1,005.09	$0.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99

MFS CALIFORNIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.72%	$1,000.00	$1,035.59	$3.67
	Hypothetical (h)	0.72%	$1,000.00	$1,021.46	$3.65
B	Actual	1.49%	$1,000.00	$1,033.36	$7.60
	Hypothetical (h)	1.49%	$1,000.00	$1,017.60	$7.54
C	Actual	1.62%	$1,000.00	$1,032.58	$8.25
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,037.86	$3.17
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual (i)	0.54%	$1,000.00	$1,007.27	$0.91
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS California Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.47%, $7.49, and $7.44, respectively, for Class B. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

9

Expense Tables – continued

MFS GEORGIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.90%	$1,000.00	$1,027.20	$4.57
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
B	Actual	1.65%	$1,000.00	$1,023.35	$8.37
	Hypothetical (h)	1.65%	$1,000.00	$1,016.80	$8.34
I	Actual	0.65%	$1,000.00	$1,028.55	$3.31
	Hypothetical (h)	0.65%	$1,000.00	$1,021.81	$3.29
R6	Actual (i)	0.59%	$1,000.00	$1,003.55	$0.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99

MFS MARYLAND MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.82%	$1,000.00	$1,027.98	$4.17
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
B	Actual	1.58%	$1,000.00	$1,023.15	$8.01
	Hypothetical (h)	1.58%	$1,000.00	$1,017.15	$7.99
I	Actual	0.58%	$1,000.00	$1,028.22	$2.95
	Hypothetical (h)	0.58%	$1,000.00	$1,022.16	$2.94
R6	Actual (i)	0.52%	$1,000.00	$1,005.10	$0.87
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Maryland Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information

10

Expense Tables – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.86%	$1,000.00	$1,028.65	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.63%	$1,000.00	$1,024.68	$8.27
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
I	Actual	0.63%	$1,000.00	$1,029.10	$3.20
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R6	Actual (i)	0.56%	$1,000.00	$1,003.67	$0.94
	Hypothetical (h)	0.56%	$1,000.00	$1,022.26	$2.84

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Massachusetts Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

11

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.5%
Birmingham, AL, Airport Authority Rev., AGM, 5.25%, 7/01/2030	$1,000,000	$1,091,190
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	70,000	78,954
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	45,000	49,969
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	345,000	357,596
		$1,577,709
General Obligations - General Purpose - 8.0%
Auburn, AL, “H”, 5.625%, 12/01/2033 (Prerefunded 12/01/2018)	$1,000,000	$1,054,640
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	145,000	154,988
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	150,000	156,495
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	20,000	21,142
Cullman, AL, General Obligation Warrants, 5%, 7/01/2029	545,000	635,279
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	260,000	290,586
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	60,000	67,360
Jasper, AL, General Obligation Warrants, 5%, 3/01/2032	500,000	576,295
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039 (Prerefunded 2/01/2019)	795,000	838,900
Madison, AL, General Obligation School Warrants, 5.15%, 2/01/2039	205,000	214,963
Montgomery County, AL, Unrefunded Balance, General Obligation Warrants, SYNCORA, 5%, 3/01/2028	95,000	95,313
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	140,000	142,610
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	115,000	125,062
State of California, 6%, 11/01/2039	550,000	604,912
		$4,978,545
General Obligations - Schools - 10.2%
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2029	$200,000	$239,896
Huntsville, AL, School Warrants, “C”, 5%, 11/01/2030	1,000,000	1,199,480
Lee County, AL, School Warrants, ASSD GTY, 4.75%, 2/01/2029 (Prerefunded 2/01/2018)	880,000	891,413

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Madison County, AL, Board of Education Capital Outlay Tax Anticipation Warrants, ASSD GTY, 5.125%, 9/01/2034 (Prerefunded 9/01/2018)	$1,000,000	$1,038,550
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	570,000	278,924
Shelby County, AL, Board of Education Capital Outlay School Warrants (Ten Mill County Tax), 5%, 2/01/2031	500,000	556,280
Sumter County, AL, School Warrants, 5.2%, 2/01/2039	1,000,000	1,014,130
Tuscaloosa, AL, Board of Education, School Tax Warrants, 5%, 8/01/2036	1,000,000	1,155,910
		$6,374,583
Healthcare Revenue - Hospitals - 17.1%
Alabama Special Care Facilities Financing Authority (Daughters of Charity), ETM, AMBAC, 5%, 11/01/2025	$1,365,000	$1,391,126
Alabama Special Care Facilities Financing Authority Rev. (Ascension Health), “C”, 5%, 11/15/2046	500,000	573,455
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), 5%, 6/01/2031	750,000	863,737
Birmingham, AL, Special Care Facilities Financing Authority Health Care Rev. (Children’s Hospital), ASSD GTY, 6%, 6/01/2039 (Prerefunded 6/01/2019)	750,000	811,320
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	300,000	309,888
DCH Health Care Authority, AL, Health Care Facilities Rev., 5%, 6/01/2033	500,000	567,690
East Alabama Health Care Authority, Health Care Facilities Rev., 5.25%, 9/01/2036
(Prerefunded 9/01/2018)	1,000,000	1,039,510
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	435,000	477,900
Houston County, AL, Health Care Authority
(Southeast Alabama Medical Center), “A”, 5%, 10/01/2030	500,000	567,450
Huntsville, AL, Health Care Authority Rev., “A”, 5%, 6/01/2030 (Prerefunded 6/01/2020)	1,000,000	1,101,940
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	255,000	282,769
Mobile, AL, Special Care Facilities Financing Authority Rev. (Infirmary Health System, Inc.), “A”, 5.25%, 2/01/2030 (Prerefunded 2/03/2020)	500,000	548,090

12

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	$370,000	$405,979
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	50,000	55,700
UAB Medicine Financing Authority Rev., “B”, 5%, 9/01/2035	1,000,000	1,154,670
University of Alabama at Birmingham, AL, Hospital Rev., “A”, 5.25%, 9/01/2025 (Prerefunded 9/01/2018)	500,000	519,755
		$10,670,979
Healthcare Revenue - Long Term Care - 1.8%
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	$250,000	$272,592
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	750,000	821,955
		$1,094,547
Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$290,000	$370,887

Industrial Revenue - Paper - 1.0%
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	$250,000	$272,563
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	300,000	332,928
		$605,491
Miscellaneous Revenue - Other - 1.6%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$65,000	$69,428
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	95,000	102,700
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	260,000	283,155
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	495,000	561,696
		$1,016,979
Port Revenue - 2.8%
Alabama Port Authority Docks Facilities Rev., 6%, 10/01/2040 (Prerefunded 10/01/2020)	$500,000	$570,720

Issuer	Shares/Par	Value ($)
Port Revenue - continued
Alabama Port Authority Docks Facilities Rev., Revenue Refunding, “A”, AGM, 5%, 10/01/2035	$1,000,000	$1,142,950
		$1,713,670
Sales & Excise Tax Revenue - 5.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$425,000	$469,710
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	325,000	356,197
Jefferson County, AL, Limited Obligation Warrants, 5%, 9/15/2033	500,000	583,180
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	515,000	652,021
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	30,000	31,014
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	185,000	23,034
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	95,000	26,225
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	75,000	19,624
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	190,000	47,074
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	75,000	17,545
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	45,000	9,936
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	30,000	6,277
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	645,000	127,858
Tuscaloosa County, AL, Board of Education, School Tax Warrants, 5%, 2/01/2037	750,000	866,722
		$3,236,417
Secondary Schools - 0.4%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$190,000	$212,298

Single Family Housing - State - 0.4%
Alabama Housing Finance Authority, Single Family Mortgage Rev., “B”, GNMA, 5.375%, 10/01/2033	$250,000	$253,103

13

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - 10.4%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/2029	$1,000,000	$1,069,540
Alabama Public Health Care Authority Lease Rev. (Department Of Public Health Facilities), 5%, 9/01/2030	280,000	321,353
Alabama Public School & College Authority Rev., “A”, 5%, 5/01/2029 (Prerefunded 5/01/2019)	1,000,000	1,062,620
Alabama Public School & College Authority Rev., “B”, 5%, 6/01/2025	800,000	942,680
Anniston, AL, Public Building Authority Rev. (Judicial Center Project), AGM, 5%, 3/01/2032	500,000	542,115
Bessemer, AL, Public Educational Building Authority Rev. (DHR Building Project), “A”, ASSD GTY, 5%, 7/01/2030	385,000	413,390
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/2030	35,000	40,419
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	145,000	158,972
Montgomery County, AL, Public Building Authority Rev. Refunding Warrants (Facilities Project), 5%, 3/01/2027	1,050,000	1,239,430
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	10,000	11,431
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,353
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	255,000	295,344
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	350,000	394,677
		$6,503,324
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$95,000	$103,731
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	30,000	32,918
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	90,000	100,509
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	55,000	61,148
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	55,000	60,967
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	30,000	33,131
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	85,000	92,284
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	70,000	70,127

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	$105,000	$113,269
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	215,000	231,207
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	190,000	204,079
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	185,000	214,928
		$1,318,298
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$90,000	$102,092
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	180,000	200,050
		$302,142
Transportation - Special Tax - 3.8%
Alabama Federal Aid Highway Finance Authority Special Obligation, “A”, 5%, 9/01/2035	$500,000	$592,375
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	135,000	155,902
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	125,000	126,186
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	325,000	333,655
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	310,000	360,663
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	120,000	127,581
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	105,000	122,224
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	325,000	346,739
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	50,000	57,575
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	5,000	5,774
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	30,000	31,871

14

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$105,000	$118,577
		$2,379,122
Universities - Colleges - 11.7%
Alabama State University Board of Education Rev. (Chattahoochee Valley Community College), ASSD GTY, 5%, 6/01/2034	$1,300,000	$1,371,643
Alabama State University Rev., General Tuition & Fee, ASSD GTY, 5.75%, 9/01/2039	1,000,000	1,062,540
Auburn University, General Fee Rev., “A”, 4%, 6/01/2036	1,000,000	1,069,520
Homewood, AL, Educational Building Authority Facilities Rev. (Samford University), “A”, 5%, 12/01/2034	500,000	575,685
Jacksonville State University, Tuition & Fee Rev., 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	890,000	933,236
Jacksonville State University, Tuition & Fee Rev., ASSD GTY, 5.125%, 12/01/2038 (Prerefunded 12/01/2018)	110,000	115,344
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	275,000	250,651
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	65,000	65,559
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	5,000	5,003
Troy University, Facilities Rev., “A”, BAM, 5%, 11/01/2028	500,000	579,965
University of South Alabama, Facilities Rev., AGM, 4%, 11/01/2035	500,000	530,510
University of South Alabama, Facilities Rev., BAM, 5%, 10/01/2036	500,000	579,790
University of South Alabama, Facilities Rev., BHAC, 5%, 8/01/2038 (Prerefunded 8/01/2018)	150,000	155,084
		$7,294,530
Universities - Dormitories - 0.3%
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.-Cross Village Student Housing Project), 5%, 8/01/2052	$90,000	$97,714
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.-Cross Village Student Housing Project), 5.25%, 8/01/2057	100,000	109,738
		$207,452

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - 2.5%
Chatom, AL, Industrial Development Board Gulf Opportunity Zone (PowerSouth Energy), “A”, ASSD GTY, 5%, 8/01/2037	$1,000,000	$1,086,170
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	230,000	242,008
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	130,000	140,284
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	10,000	10,008
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	50,000	50,040
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	5,000	5,004
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	30,000	30,030
		$1,563,544
Utilities - Other - 1.5%
Lower, AL, Gas District Project Rev., “A”, 5%, 9/01/2046	$500,000	$607,735
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	295,000	316,638
		$924,373
Water & Sewer Utility Revenue - 11.8%
Auburn, AL, Waterworks Board Water Rev., 5%, 9/01/2036	$1,000,000	$1,165,360
Bessemer, AL, Governmental Utilities Services Corp. Water Supply Rev., ASSD GTY, 5%, 6/01/2039	1,000,000	1,002,970
Birmingham, AL, Waterworks Board Subordinate Rev., “B”, 5%, 1/01/2043	500,000	573,740
Birmingham, AL, Waterworks Board Water Rev., “A”, 5%, 1/01/2030	500,000	586,440
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	280,000	294,442
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/2034 (Prerefunded 1/01/2019)	470,000	494,242
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	10,000	10,173
Cullman, AL, Utilities Board Water Rev., “A”, AGM, 5%, 9/01/2035	1,000,000	1,160,740
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	25,000	27,022
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	120,000	127,961
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	49,454
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,746
Jefferson County, AL, Senior Lien Sewer Rev., Current Interest Warrants, “A”, AGM, 5%, 10/01/2044	750,000	838,732

15

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	$300,000	$320,673
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	16,812
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,081
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,234

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$20,000	$22,351
Scottsboro, AL, Waterworks Sewer & Gas Board Rev., 5%, 8/01/2032	500,000	563,225
		$7,336,398
Total Municipal Bonds (Identified Cost, $57,258,258)		$59,934,391

Investment Companies (h) - 2.6%
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $1,601,780)	1,601,781	$1,601,781

Other Assets, Less Liabilities - 1.2%		768,066
Net Assets - 100.0%		$62,304,238

See Portfolio Footnotes and Notes to Financial Statements

16

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.6%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$235,000	$265,061
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	160,000	177,666
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,030,000	1,067,605
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	660,000	750,704
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	95,000	106,007
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	105,000	119,036
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	88,619
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	125,000	137,713
		$2,712,411
General Obligations - General Purpose - 5.9%
Arkansas Federal Highway Grant Anticipation & Tax Rev., 5%, 4/01/2021	$1,500,000	$1,696,485
Arkansas Higher Education, 4%, 6/01/2029	2,000,000	2,211,120
Arkansas Water, Waste Disposal and Pollution Abatement Facilities, “A”, 4%, 7/01/2032	1,000,000	1,103,200
Arkansas Water, Waste Disposal and Pollution Abatement Facilities, “B”, 5%, 7/01/2024	710,000	860,186
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	475,000	507,718
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	115,000	120,818
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	430,000	448,619
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	60,000	63,427
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	515,000	575,585
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	255,000	256,451
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	65,000	72,973
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	610,000	621,370
State of California, 6%, 11/01/2039	1,160,000	1,275,815
		$9,813,767

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 3.8%
Bentonville, AR, School District No. 6, “A”, 5%, 6/01/2024	$3,185,000	$3,195,574
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	40,000	46,310
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	40,000	46,168
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	35,000	40,335
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	15,000	17,260
Crittenden County, AR, Community College District, 4.6%, 2/01/2035	285,000	285,371
Crittenden County, AR, Community College District, 4.7%, 2/01/2040	625,000	625,837
Pulaski County, AR, Special School District Construction, 4%, 2/01/2041	2,000,000	2,078,420
		$6,335,275
Healthcare Revenue - Hospitals - 13.2%
Arkansas Development Finance Authority Health Care Rev. (Baptist Health), “A”, 5%, 12/01/2029	$1,000,000	$1,171,220
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2033	1,645,000	1,844,094
Conway, AR, Hospital Rev. (Conway Regional Medical Center), 4.45%, 8/01/2032	540,000	564,489
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	420,000	461,420
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	510,000	565,539
Independence County, AR, Public Health Education & Housing Facilities Board Rev. (White River Health Systems), 5.75%, 6/01/2028	1,000,000	1,084,300
Indiana Finance Authority Rev. (Sisters of St. Francis Health Services), 5.375%, 11/01/2032	1,085,000	1,130,483
Jefferson County, AR, Hospital Rev., Refunding (Regional Medical Center), AGM, 5%, 6/01/2026	2,150,000	2,294,372
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	510,000	571,312
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	545,000	619,458

17

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	$395,000	$450,261
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	355,000	389,520
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	490,000	538,863
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5.5%, 3/01/2034 (Prerefunded 3/01/2019)	750,000	797,175
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5%, 3/01/2035	1,500,000	1,734,555
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), 5%, 3/01/2036	1,500,000	1,728,210
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), AGM, 4%, 3/01/2020	1,000,000	1,055,890
Pulaski County, AR, Hospital Rev. (Arkansas Children’s Hospital), ASSD GTY, 5.5%, 3/01/2039 (Prerefunded 3/01/2019)	1,925,000	2,046,083
Pulaski County, AR, Public Facilities Board Health Facilities Rev. (Carti Project), 5.5%, 7/01/2043	750,000	736,958
Springdale, AR, Public Facilities Board Hospital Rev. (Children’s Northwest Project), 5%, 3/01/2040	1,820,000	2,084,646
		$21,868,848
Industrial Revenue - Other - 0.4%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$580,000	$741,774

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$119,535

Miscellaneous Revenue - Entertainment & Tourism - 1.8%
Fayetteville, AR, Hotel, Motel and Restaurant Rev., BAM, 5%, 11/01/2034	$2,525,000	$2,929,126

Miscellaneous Revenue - Other - 1.4%
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,615,000	$1,832,605
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	230,000	265,648
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	180,000	207,864
		$2,306,117

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 11.4%
Bentonville, AR, Sales & Use Tax, 4%, 11/01/2026	$1,310,000	$1,344,165
Bentonville, AR, Sales & Use Tax, AMBAC, 4.375%, 11/01/2025	85,000	85,246
Cabot, AR, Sales & Use Tax, 5%, 6/01/2026	700,000	809,963
Cabot, AR, Sales & Use Tax, 5%, 6/01/2027	1,300,000	1,490,723
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	1,145,000	1,265,454
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	760,000	832,952
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2030	850,000	941,579
Conway, AR, Sales & Use Tax Rev., Capital Improvement, 4.5%, 5/01/2035	1,150,000	1,252,327
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2023	380,000	443,943
Fort Smith, AR, Sales & Use Tax, 5%, 5/01/2024	2,040,000	2,333,372
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,180,000	1,284,194
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,000,000	1,282,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	450,000	239,625
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	4,635,000	577,104
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	340,000	84,238
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	90,000	18,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,865,000	369,699
Rogers, AR, Sales & Use Tax Rev., 5%, 11/01/2023	1,000,000	1,132,890
Springdale, AR, Sales & Use Tax Rev., 5%, 11/01/2028	1,000,000	1,133,130
Stuttgart, AR, Sales & Use Tax Rev., AGM, 5%, 6/01/2032	1,840,000	1,986,795
		$18,908,349
Single Family Housing - State - 0.2%
Arkansas Development Finance Authority, Mortgage Rev., “B”, GNMA, 4.85%, 7/01/2031	$410,000	$410,430

State & Local Agencies - 4.2%
Arkansas Development Finance Authority Rev. (Donaghey Plaza Project), 5%, 6/01/2034	$2,605,000	$2,887,981
Arkansas Development Finance Authority Rev., Correctional Facilities, “A”, 5.125%, 5/15/2034 (Prerefunded 5/15/2019)	500,000	533,215

18

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2028	$500,000	$559,180
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2029	500,000	553,520
Arkansas Development Finance Authority State Agencies Facilities Rev., Crossover Refunding Bonds (900 West Capitol Building Project), 4%, 4/01/2030	500,000	550,105
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	1,315,000	1,060,311
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	710,000	822,329
		$6,966,641
Tax - Other - 6.6%
Fayetteville, AR, Liberty Improvement Bonds, 4%, 1/01/2037	$2,000,000	$2,127,220
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	490,000	535,036
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	65,000	71,322
Little Rock, AR, Hotel & Restaurant Gross Receipts Tax Rev., 5%, 7/01/2034	3,000,000	3,459,390
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2023	810,000	817,452
Little Rock, AR, Library Construction & Improvement Rev., 4%, 3/01/2024	1,685,000	1,703,855
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	210,000	210,382
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	750,000	806,535
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	590,000	633,719
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	495,000	575,076
		$10,939,987
Tobacco - 1.6%
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2027	$2,470,000	$1,912,447

Issuer	Shares/Par	Value ($)
Tobacco - continued
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2028	$500,000	$373,720
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	425,000	425,404
		$2,711,571
Transportation - Special Tax - 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$45,000	$51,710
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	80,000	92,006
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	400,000	461,932
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,028
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,075,000	1,103,627
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	830,000	965,647
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	510,322
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	75,000	78,210
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	215,000	247,572
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	360,000	415,739
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	350,000	371,829
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	445,000	473,017
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	85,000	85,445
Metropolitan Transportation Authority Rev., NY, 5%, 11/15/2037 (Prerefunded 11/15/2017)	405,000	407,122
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	310,000	350,083
		$5,634,289

19

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - 20.6%
Arkansas State University, Housing System Rev. (Jonesboro Campus), 4.5%, 3/01/2031	$2,500,000	$2,709,750
Arkansas State University, Student Fee (Jonesboro Campus), “C”, AGM, 4.5%, 3/01/2027	545,000	597,909
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,605,000	1,657,178
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	860,000	783,856
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	85,000	80,702
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	140,000	131,054
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	60,000	41,835
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	20,598
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 4%, 4/01/2024	1,000,000	1,067,670
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), AGM, 5%, 4/01/2041	1,000,000	1,121,690
Pulaski, AR, Student Tuition & Fee Rev. (Technical College), BAM, 5%, 9/01/2030	1,000,000	1,182,320
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	340,000	377,516
University Arkansas Auxiliary Enterprises Rev., 5%, 12/01/2029	605,000	692,568
University Arkansas Auxiliary Enterprises Rev., “A”, 5%, 5/01/2029	200,000	228,134
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2022	505,000	591,905
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2023	520,000	620,173
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 10/01/2025	780,000	922,210
University of Arkansas Facilities Rev. (UAMS Campus), 5%, 11/01/2025	2,000,000	2,367,880
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2021	1,310,000	1,503,303
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2026	1,000,000	1,135,440
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2033 (Prerefunded 11/01/2018)	1,000,000	1,044,170

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2038 (Prerefunded 11/01/2018)	$1,000,000	$1,044,170
University of Arkansas Rev. (Fayetteville Campus), “A”, 5%, 11/01/2046	1,540,000	1,771,493
University of Arkansas Rev. (Fort Smith Campus), 5%, 12/01/2028 (Prerefunded 6/01/2019)	860,000	916,545
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2023	250,000	271,690
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2024	250,000	270,137
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2025	500,000	537,160
University of Arkansas Rev. (Student Fee-Fort Smith Campus), 4%, 12/01/2026	305,000	325,883
University of Arkansas Rev. (Student Fee-UALR Campus), 5%, 10/01/2029	600,000	715,050
University of Arkansas, University Facilities Rev. (Fayetteville Campus), 5%, 11/01/2047	1,500,000	1,744,905
University of Arkansas, University Facilities Rev. (Fayetteville Campus), “A”, 5%, 9/15/2035	2,000,000	2,336,200
University of Arkansas, University Rev. (Fayetteville Campus), “A”, 5%, 11/01/2032	1,000,000	1,158,220
University of Arkansas, University Rev. (Monticello Campus), 4%, 12/01/2035	600,000	610,860
University of Arkansas, University Rev. (UAMS Campus), 4.5%, 7/01/2019	320,000	338,688
University of Central Arkansas Rev., “C”, ASSD GTY, 4.25%, 9/01/2040	1,950,000	2,000,622
University of Virginia, Rector and Visitors General Rev. Pledge Refunding, “A”, 5%, 4/01/2047	1,155,000	1,361,549
		$34,281,033
Universities - Dormitories - 0.3%
Arkansas Technical University, Housing Systems Rev., AMBAC, 5.2%, 12/01/2026	$500,000	$501,125

Utilities - Municipal Owned - 7.3%
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2030	$1,000,000	$1,182,320
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2032	1,130,000	1,266,165
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2035	1,000,000	1,159,940
Benton, AR, Public Utility Rev., AGM, 5%, 9/01/2036	1,165,000	1,300,222
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	450,000	480,398
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	790,000	831,246
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2030	2,805,000	3,147,406

20

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$245,000	$264,382
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2021	1,040,000	1,103,658
North Little Rock, AR, Electric Rev., “B”, AGM, 5%, 7/01/2022	1,090,000	1,156,719
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	135,000	142,892
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,247
		$12,056,595
Utilities - Other - 0.3%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$300,000	$338,415
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	155,000	177,638
		$516,053
Water & Sewer Utility Revenue - 13.3%
Arkansas Community Public Water Systems Authority Rev., 5%, 10/01/2032	$1,020,000	$1,144,889
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2022	1,500,000	1,695,375
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2023	795,000	898,549
Arkansas Development Finance Authority, Capital Improvement Rev., Revolving Fund Loan, “C”, 5%, 6/01/2025	1,500,000	1,695,375
Central Arkansas Water Rev., 5%, 10/01/2023	1,275,000	1,519,660
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032 (Prerefunded 10/01/2018)	780,000	811,621
City of Fort Smith, AR, Water and Sewer Rev., AGM, 5%, 10/01/2032	1,220,000	1,266,043
City of Fort Smith, AR, Water and Sewer Rev., BAM, 5%, 10/01/2029	1,000,000	1,188,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,604
Conway, AR, Water Rev., 4%, 12/01/2023	500,000	546,955
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2021	1,545,000	1,714,347
Fort Smith, AR, Water & Sewer Rev., AGM, 4.5%, 10/01/2022	455,000	502,780
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	85,000	91,874
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	395,000	421,204
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	140,000	153,857

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	$140,000	$151,654
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2020	500,000	552,420
Hot Springs, AR, Wastewater Rev., 5%, 12/01/2021	650,000	734,390
Hot Springs, AR, Wastewater Rev., ASSD GTY, 4.625%, 12/01/2037	1,260,000	1,355,571
Little Rock, AR, Sewer Rev., 5.5%, 10/01/2030 (Prerefunded 10/01/2018)	750,000	784,222
Little Rock, AR, Sewer Rev., 5.75%, 10/01/2038 (Prerefunded 10/01/2018)	1,000,000	1,048,130
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,039
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	65,000	71,763
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,701
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	75,000	83,816
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	2,415,000	2,107,788
Wasco, CA, Semitropic Improvement District (Semitropic Water Storage District), “A”, 5%, 12/01/2038	1,325,000	1,439,639
		$22,105,766
Total Municipal Bonds (Identified Cost, $156,222,674)		$161,858,692

Investment Companies (h) - 0.5%
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $850,865)	850,865	$850,865

Other Assets, Less Liabilities - 2.1%		3,447,759
Net Assets - 100.0%		$166,157,316

21

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	21	$3,209,063	December - 2017	$72,110

At September 30, 2017, the fund had cash collateral of $63,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

22

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 6.0%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$615,000	$701,199
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	165,000	185,478
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2029	3,000,000	3,298,110
Orange County, CA, Airport Rev., “A”, 5%, 7/01/2031	1,310,000	1,393,486
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/2021	1,500,000	1,654,440
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2042	665,000	766,399
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	762,190
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2031	850,000	950,572
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	3,000,000	3,412,290
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	570,000	648,552
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025	1,430,000	1,616,901
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2035	1,000,000	1,155,960
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,283,800
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	2,560,000	2,851,251
		$21,680,628
General Obligations - General Purpose - 6.6%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$820,000	$876,482
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	80,000	83,464
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	85,000	94,999
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	815,000	819,637
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	95,000	106,653
Marin County, CA, Healthcare District (Election of 2013), “A”, 4%, 8/01/2047	4,980,000	5,236,420
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	470,000	478,761

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	$400,000	$435,000
State of California, 5%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,278,089
State of California, 5%, 8/01/2034	965,000	997,144
State of California, 5.25%, 4/01/2035	2,545,000	2,960,497
State of California, 6%, 11/01/2039	3,000,000	3,299,520
State of California, 5.5%, 3/01/2040	3,670,000	4,040,377
State of California, 5.25%, 11/01/2040	2,775,000	3,112,634
		$23,819,677
General Obligations - Schools - 11.6%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	$4,335,000	$3,117,255
Centinela Valley, CA, Union High School District, General Obligation (2022 Crossover), “B”, AGM, 3%, 8/01/2044	2,485,000	2,234,487
Contra Costa County, CA, Lafayette School District (Election of 2016), “A”, 2.25%, 8/01/2032	400,000	360,144
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/2038	2,465,000	2,857,699
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,377,470
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2045	870,000	619,075
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	974,483
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2033	500,000	283,260
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,069,776
Mount Diablo, CA, Unified School District (Election of 2010), Convertible Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,000,000	2,840,880
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0%, 8/01/2043	4,145,000	3,350,403
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,419,970
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2028	830,000	1,001,337
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/2030	830,000	986,770

23

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Orange County, CA, Anaheim Elementary School District (Election of 2010), 2.75%, 8/01/2038	$490,000	$432,107
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2033	500,000	597,250
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2034	1,400,000	1,662,542
Placer & Nevada Counties, CA, Tahoe-Trukee Unified School District Election of 2014 (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2035	1,105,000	1,308,386
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	600,000	713,646
San Diego, CA, Community College District (Election of 2002), Capital Appreciation, 0%, 8/01/2033	2,000,000	2,348,840
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/2034	1,235,000	583,328
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/2018	2,350,000	2,329,743
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/2041	1,235,000	1,408,814
San Mateo County, CA, Community College District (Election of 2001), Capital Appreciation, “A”, NATL, 0%, 9/01/2021	4,300,000	4,057,265
San Mateo County, CA, Union High School District, “E”, 3%, 9/01/2041	3,095,000	2,869,344
		$41,804,274
Healthcare Revenue - Hospitals - 17.8%
California Health Facilities Financing Authority Rev. (Balance Providence), 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	$1,720,000	$1,816,819
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “A”, 6%, 7/01/2029 (Prerefunded 7/01/2019)	1,500,000	1,630,995
California Health Facilities Financing Authority Rev. (Children’s Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,862,477
California Health Facilities Financing Authority Rev. (Children’s Hospital of Orange County), 6.25%, 11/01/2029	2,000,000	2,209,460
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,154,760
California Health Facilities Financing Authority Rev. (Marshall Medical Center), 5%, 11/01/2033	750,000	869,513

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Providence Health & Services), “B”, 5.5%, 10/01/2039	$1,000,000	$1,076,050
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,585,140
California Health Facilities Financing Authority Rev. (Providence Health & Services), “C”, 6.5%, 10/01/2038 (Prerefunded 10/01/2018)	30,000	31,689
California Health Facilities Financing Authority Rev. (Sutter Health), 5%, 11/15/2033	2,000,000	2,387,560
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5%, 11/15/2046	3,180,000	3,643,421
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,446,832
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	960,908
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	476,111
California Municipal Finance Authority Rev. (Eisenhower Medical Center), 5%, 7/01/2042	2,000,000	2,249,540
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	1,118,500
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2028	205,000	231,861
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2029	165,000	185,703
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2030	85,000	95,253
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	315,000	346,919
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2044	415,000	449,702
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,692,525
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,792,730
California Statewide Communities Development Authority Rev. (Community Hospital of the Monterey Peninsula), “A”, 6%, 6/01/2033 (Prerefunded 6/01/2021)	1,250,000	1,470,312

24

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 6.25%, 8/15/2033 (Prerefunded 8/15/2018)	$2,000,000	$2,094,780
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/2023	1,000,000	1,038,670
California Statewide Communities Development Authority Rev. (John Muir Health), 5.125%, 7/01/2039	1,000,000	1,064,530
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A2”, 5%, 11/01/2047	5,000,000	6,418,650
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,812,607
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	1,000,000	1,097,700
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	2,132,284
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/2030	1,740,000	1,904,604
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/2032	390,000	440,622
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/2041	2,550,000	2,835,217
Madera County, CA, COP (Children’s Hospital Central California), 5.375%, 3/15/2036	3,000,000	3,221,700
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039 (Prerefunded 11/01/2019)	1,805,000	2,020,589
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	1,000,000	1,167,490
Washington Township, CA, Health Care District Rev., “A”, 6.25%, 7/01/2039	1,000,000	1,067,000
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,099,570
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	2,000,000	2,012,120
		$64,212,913
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$850,000	$961,061
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/2035	1,270,000	1,362,608

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2034	$700,000	$804,552
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,142,630
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	1,405,000	1,470,895
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	1,500,000	1,617,630
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/2047	1,785,000	1,942,865
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 4%, 4/01/2042	735,000	746,047
California Statewide Communities Development Authority Rev. (Front Port Communities and Services), “A”, 5%, 4/01/2047	1,835,000	2,068,596
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	750,000	822,060
Eden Township, CA, Healthcare District, COP, 6.125%, 6/01/2034 (Prerefunded 6/01/2020)	1,090,000	1,236,300
		$14,175,244
Miscellaneous Revenue - Other - 1.3%
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2034	$830,000	$963,796
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/2035	830,000	961,746
California Infrastructure & Economic Development Bank Rev. (The Walt Disney Family Museum), 5.25%, 2/01/2033 (Prerefunded 2/01/2018)	1,340,000	1,360,100
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2031	1,335,000	1,502,222
		$4,787,864
Port Revenue - 0.5%
Alameda, CA, Corridor Transportation Authority Second Subordinate Lien Rev., “B”, AGM, 5%, 10/01/2036	$1,710,000	$1,978,145

25

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - 0.7%
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	$1,060,000	$131,981
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	520,000	143,546
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	420,000	109,893
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	1,090,000	270,058
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	405,000	94,742
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	260,000	57,408
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	180,000	37,660
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	3,715,000	736,424
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,000,000	944,650
		$2,526,362
Secondary Schools - 3.2%
California Municipal Finance Authority Charter School Lease Rev. (Nova Academy Project), “A”, 5%, 6/15/2036	$750,000	$757,860
California Municipal Finance Authority Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	824,647
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	825,000	850,666
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040	415,000	457,334
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	500,000	550,285
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045	415,000	454,948
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,000,000	1,014,840
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	1,245,000	1,400,513

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2034	$530,000	$585,147
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2037	505,000	573,377
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	470,000	516,163
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5%, 7/01/2047	745,000	834,027
California Statewide Communities Development Authority School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/2047	1,270,000	1,394,549
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	1,300,000	1,384,760
		$11,599,116
Single Family Housing - State - 0.6%
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	$2,135,000	$2,157,332

State & Agency - Other - 0.1%
Pasadena, CA, COP, (Old Pasadena Parking Facilities Project), 6.25%, 1/01/2018	$345,000	$349,730

State & Local Agencies - 5.2%
Banning, CA, COP, Water Systems Improvement Project, ETM, AMBAC, 8%, 1/01/2019	$205,000	$215,385
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/2028	2,120,000	2,457,843
California Public Works Board Lease Rev., Department of Education (Riverside Campus), 6%, 4/01/2026	2,000,000	2,146,160
California Public Works Board Lease Rev., Department of General Services (Office Buildings 8 & 9 Renovation), “A”, 6.25%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,619,265
California Public Works Board Lease Rev., Department of Justice, “D”, 5.25%, 11/01/2020	1,565,000	1,570,384
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	2,360,000	1,902,915
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2034	1,000,000	1,170,660
Fresno, CA, Joint Powers Financing Authority Rev., Lease Revenue Refunding Bonds (Master Lease Projects), “A”, AGM, 5%, 4/01/2037	800,000	929,320

26

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 4.55%, 6/01/2022	$3,000,000	$3,068,070
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2030	500,000	594,060
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2031	1,000,000	1,184,530
Sacramento, CA, City Financing Authority Rev. (Master Lease Program Facilities), BAM, 5%, 12/01/2032	550,000	647,488
San Diego, CA, Public Facilities Financing Authority Lease Rev. (Master Refunding Project), “A”, 5.25%, 3/01/2040	1,000,000	1,098,160
		$18,604,240
Tax - Other - 2.0%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$445,000	$485,900
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	159,103
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	505,000	563,969
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	315,000	350,214
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	315,000	349,174
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	170,000	187,745
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	500,000	542,845
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	535,000	535,974
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	665,000	717,369
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,930,000	2,075,483
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,145,000	1,229,844
		$7,197,620
Tax Assessment - 8.3%
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2027	$2,000,000	$2,364,120
Fontana, CA, Redevelopment Agency Tax Allocation (Jurupa Hills Redevelopment Project), “A”, 5.5%, 10/01/2027	3,350,000	3,421,924

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	$1,000,000	$1,109,910
Jurupa, CA, Community Facilities Services District, Special Tax (Eastvale Area District #31), “A”, 5%, 9/01/2037	1,000,000	1,071,770
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	1,000,000	1,114,930
Lee Lake, CA, Public Financing Authority Senior Lien Rev., “A”, 5.125%, 9/01/2035	1,000,000	1,113,350
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	340,000	395,318
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	340,000	403,090
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/2033	840,000	946,201
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	764,465
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2029	1,350,000	1,577,084
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,109,200
Rancho Cucamonga, CA, Redevelopment Agency (Successor Agency To The Rancho Redevelopment Project Area) Tax Allocation, AGM, 5%, 9/01/2032	2,625,000	3,061,485
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	1,054,962
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2031	1,095,000	1,293,370
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/2034	1,385,000	1,605,284
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.375%, 8/01/2032 (Prerefunded 8/01/2019)	1,000,000	1,098,930
San Francisco, CA, City & County Redevelopment Financing Authority Rev., Tax Allocation (Mission Bay North Redevelopment Project), “C”, 6.5%, 8/01/2039 (Prerefunded 8/01/2019)	1,000,000	1,101,210
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	859,050

27

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “B”, NATL, 5%, 8/01/2043	$1,100,000	$1,253,164
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “C”, NATL, 5%, 8/01/2041	1,750,000	1,995,105
Santa Cruz County, CA, Redevelopment Agency Tax Allocation Rev., 5%, 9/01/2023	1,000,000	1,185,770
		$29,899,692
Tobacco - 2.3%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	$1,080,000	$1,043,647
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,195,000	1,190,340
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Asset-Backed, “A-1”, 5%, 6/01/2029	2,000,000	2,347,360
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5.75%, 6/01/2047	1,800,000	1,800,000
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,800,000	2,038,662
		$8,420,009
Toll Roads - 1.7%
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2033	$2,985,000	$3,238,008
Bay Area Toll Authority, California Toll Bridge Rev., “S-7”, 4%, 4/01/2034	855,000	922,323
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/2044	1,680,000	1,893,108
		$6,053,439
Transportation - Special Tax - 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	$95,000	$109,165
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	150,000	172,511
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	415,000	418,938
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	55,000	55,076
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,050,000	2,104,591
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	2,300,000	2,445,291

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	$2,290,000	$2,636,935
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	690,000	796,833
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	185,000	196,538
		$8,935,878
Universities - Colleges - 9.2%
California Educational Facilities Authority Rev. (Claremont Graduate University), “A”, 6%, 3/01/2033 (Prerefunded 3/01/2018)	$1,500,000	$1,532,730
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	486,149
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,442,555
California Educational Facilities Authority Rev. (Pitzer College), 6%, 4/01/2040	3,000,000	3,348,450
California Educational Facilities Authority Rev. (Santa Clara University), 5%, 4/01/2032	1,000,000	1,182,120
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,145,120
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,142,710
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	570,150
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/2030	1,760,000	2,100,665
California Educational Facilities Authority Rev. (University of The Pacific), 5.25%, 11/01/2029	1,265,000	1,359,736
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/2035	1,655,000	1,794,881
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028 (Prerefunded 10/01/2018)	2,000,000	2,099,740
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	732,944
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,384,575
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,145,700
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.125%, 6/01/2030 (Prerefunded 6/01/2020)	1,500,000	1,702,185
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040 (Prerefunded 6/01/2020)	1,500,000	1,707,120

28

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	$1,500,000	$1,718,985
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/2028 (Prerefunded 12/01/2021)	2,125,000	2,456,840
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 4/01/2034 (Prerefunded 4/01/2019)	1,500,000	1,591,305
California State University Rev., “A”, 5%, 11/01/2024	2,130,000	2,438,062
		$33,082,722
Universities - Dormitories - 1.6%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/2035	$225,000	$247,050
California Public Finance Authority University Housing Rev. (Nccd - Claremont Properties LLC - Claremont Colleges Project), “A”, 5%, 7/01/2037	725,000	787,930
California Public Finance Authority University Housing Rev. (Nccd - Claremont Properties LLC - Claremont Colleges Project), “A”, 5%, 7/01/2047	275,000	296,555
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,270,000	1,396,428
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,000,000	2,063,260
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5%, 5/15/2034	1,000,000	1,151,830
		$5,943,053
Utilities - Cogeneration - 0.1%
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	$350,000	$350,665

Utilities - Investor Owned - 0.6%
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	$2,000,000	$2,174,280

Utilities - Municipal Owned - 4.1%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$230,000	$254,580
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	260,000	286,078
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2025 (Prerefunded 11/01/2020)	1,015,000	1,138,069

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Imperial, CA, Irrigation District Electric Rev., “B”, 5%, 11/01/2026 (Prerefunded 11/01/2020)	$1,245,000	$1,395,956
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2041	3,000,000	3,480,960
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	1,315,000	1,329,715
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	37,183
Sacramento, CA, Municipal Utility District Electric Rev., “X”, 5%, 8/15/2025 (Prerefunded 8/15/2021)	545,000	625,300
Sacramento, CA, Municipal Utility District Electric Rev., Unrefunded Balance, “X”, 5%, 8/15/2025	1,585,000	1,810,672
Tuolumne Wind Project Authority Rev. (Tuolomne Co.), “A”, 5.625%, 1/01/2029 (Prerefunded 1/01/2019)	2,000,000	2,117,940
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/2041	2,130,000	2,359,998
		$14,836,451
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	$1,750,000	$2,496,007
Long Beach, CA, Bond Finance Authority Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2022	2,210,000	2,497,322
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	2,006,307
		$6,999,636
Water & Sewer Utility Revenue - 4.7%
Clovis, CA, Wastewater Refunding Rev., BAM, 5%, 8/01/2037	$1,000,000	$1,173,920
Clovis, CA, Wastewater Refunding Rev., BAM, 5%, 8/01/2038	1,000,000	1,171,120
Fillmore, CA, Wastewater Refunding Bonds, AGM, 5%, 5/01/2047	3,000,000	3,426,210
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	525,000	557,014
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	2,560,000	2,873,805
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,660,000	1,930,049
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2031	415,000	480,591
San Diego, CA, Public Facilities Financing Authority Sewer Rev., “A”, 5%, 5/15/2028 (Prerefunded 5/15/2019)	350,000	373,194
Soquel Creek, CA, Water District, COP, 5%, 3/01/2043	1,715,000	1,955,392

29

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2031	$1,700,000	$2,012,171
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/2035	830,000	966,477
		$16,919,943
Total Municipal Bonds (Identified Cost, $325,899,110)		$348,508,913

Investment Companies (h) - 2.4%

Issuer	Shares/Par	Value ($)
Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $8,684,239)	8,684,239	$8,684,239

Other Assets, Less Liabilities - 1.1%		4,057,629
Net Assets - 100.0%		$361,250,781

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	52	$7,946,250	December - 2017	$178,559

At September 30, 2017, the fund had cash collateral of $156,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

30

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.7%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2033	$1,000,000	$1,147,020
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	75,000	84,594
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	55,000	61,073
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	395,000	409,421
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	265,000	301,419
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	30,000	33,476
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	35,000	39,679
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	25,000	27,693
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	40,000	44,068
		$2,148,443
General Obligations - General Purpose - 8.4%
Atlanta & Fulton County, GA, Recreation Authority Park Improvement, “A”, 5%, 12/01/2032	$500,000	$584,455
Atlanta, GA, Public Improvement Rev., 4.875%, 12/01/2026	1,000,000	1,196,340
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	165,000	176,365
Commonwealth of Puerto Rico, Public Improvement, AGM, 5.25%, 7/01/2020	120,000	128,069
Commonwealth of Puerto Rico, Public Improvement, ASSD GTY, 5.5%, 7/01/2020	275,000	295,303
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	45,000	47,277
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	165,000	172,145
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	185,000	206,763
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	100,000	100,569
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	25,000	28,067
Gwinnett County, GA, Development Authority Rev. (Civic & Cultural Center), 4%, 9/01/2021	510,000	550,264

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
LaGrange-Troup County, GA, Hospital Authority Rev. Anticipation Certificates, “A”, 5.5%, 7/01/2038	$500,000	$517,270
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	160,000	162,982
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	130,000	141,375
State of California, 6%, 11/01/2039	420,000	461,933
State of Georgia, “A”, 5%, 2/01/2033	1,000,000	1,210,750
Villa Rica, GA, Public Facilities Authority Rev. (Water and Sewerage Project), 5%, 3/01/2039	500,000	574,880
		$6,554,807
General Obligations - Schools - 5.2%
Forsyth County, GA, Public Facilities Authority Rev. (Forsyth County School District Project), 4%, 2/01/2031	$500,000	$547,055
Gwinnett County, GA, School District, 5%, 2/01/2021	750,000	844,605
Gwinnett County, GA, School District, 5%, 2/01/2029	1,000,000	1,197,380
Gwinnett County, GA, School District, 5%, 2/01/2035	500,000	589,635
Jefferson, GA, School District, “A”, 5.25%, 2/01/2029	500,000	566,770
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “B”, AGM, 0%, 8/01/2036	660,000	322,964
		$4,068,409
Healthcare Revenue - Hospitals - 18.2%
Cedartown Polk County, GA, Hospital Authority Rev., Anticipation Certificates (Polk Medical Center Project), 5%, 7/01/2039	$500,000	$543,915
Clarke County, GA, Hospital Authority Rev. (Athens Regional Medical Center Project), 5%, 1/01/2032 (Prerefunded 1/01/2022)	1,000,000	1,150,880
Cobb County, GA, Kennestone Hospital Authority Rev. (Wellstar Health System, Inc.), “B”, AMBAC, 6.25%, 4/01/2034	500,000	563,330
Dalton, GA, Development Authority Rev. (Hamilton Health Care System), 5%, 8/15/2028	500,000	555,750
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	500,000	540,910
DeKalb County, GA, Private Hospital Authority Rev. Anticipation Certificates (Children’s Healthcare), 5.25%, 11/15/2039	750,000	807,847
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	350,000	384,517
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare), “A”, 5.25%, 6/15/2037 (Prerefunded 6/15/2019)	700,000	750,008

31

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Fulton County, GA, Development Authority Rev. (Piedmont Healthcare, Inc. Project), “A”, 5%, 7/01/2032	$500,000	$578,560
Fulton County, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), 5%, 4/01/2034	1,000,000	1,147,410
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, CNTY GTD GA, 5%, 2/15/2033 (Prerefunded 2/15/2020)	385,000	420,093
Gainesville and Hall County, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “B”, CNTY GTD GA, 5%, 2/15/2033	115,000	122,114
Georgia Medical Center Hospital Authority Rev. (Columbus Regional Healthcare System, Inc.), ASSD GTY, 6.5%, 8/01/2038 (Prerefunded 8/01/2018)	300,000	313,749
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	675,000	701,419
Glynn-Brunswick, GA, Memorial Hospital Authority Rev. (Southeast Georgia Health System Project), 5%, 8/01/2028	500,000	581,475
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	75,000	77,236
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5%, 2/15/2042	1,000,000	1,124,100
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	200,000	221,780
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	45,000	47,993
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	65,000	68,783
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	200,000	227,324
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	135,000	153,887
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	35,000	39,757
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	10,000	11,029
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	130,000	142,641

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	$180,000	$197,950
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	55,000	61,269
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	355,000	389,786
Richmond County, GA, Hospital Authority Rev. Anticipation Certificates (University Health Services, Inc. Project), 5.5%, 1/01/2036 (Prerefunded 1/01/2019)	750,000	791,700
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.125%, 11/01/2030	500,000	560,895
Thomasville, GA, Hospital Authority Rev. Anticipation Certificates (John D. Archbold Memorial Hospital, Inc. Project), 5.375%, 11/01/2040	500,000	564,680
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	385,000	414,472
		$14,257,259
Healthcare Revenue - Long Term Care - 2.8%
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), “A”, 5%, 7/01/2036	$500,000	$544,990
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), 5%, 11/15/2033	500,000	566,080
Gainesville and Hall County, GA, Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “A-2”, 6.625%, 11/15/2039 (Prerefunded 11/15/2019)	200,000	223,196
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	200,000	200,016
Richmond County, GA, Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	225,000	210,017
Savannah, GA, Economic Development Authority Rev., Capital Appreciation, “C”, ETM, 0%, 12/01/2021	500,000	466,705
		$2,211,004
Industrial Revenue - Other - 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$330,000	$422,044

32

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Paper - 0.2%
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	$150,000	$150,322

Miscellaneous Revenue - Other - 2.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$285,000	$312,745
Fulton County, GA, Development Authority Rev. (Robert W. Woodruff Arts Center, Inc. Project), “A”, 5%, 3/15/2036	500,000	565,850
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	75,000	80,109
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	110,000	118,915
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	310,000	337,274
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	80,000	92,399
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	60,000	69,288
		$1,576,580
Multi-Family Housing Revenue - 0.7%
Atlanta, GA, Urban Residential Financing Authority, Multifamily Housing Rev. (Ginnie Mae Collateralized - Amal Heights), GNMA, 4.9%, 5/20/2040	$500,000	$537,140

Sales & Excise Tax Revenue - 2.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$495,000	$547,074
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	265,000	294,831
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	170,000	179,729
Metropolitan Atlanta, GA, Rapid Transit Tax Authority Rev., “C”, 4%, 7/01/2036	750,000	800,557
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	35,000	36,183
Puerto Rico Sales Tax Financing Corp., Sales
Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	165,000	87,863
Puerto Rico Sales Tax Financing Corp., Sales
Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	210,000	26,147
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	110,000	30,366

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	$90,000	$23,549
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	220,000	54,507
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	85,000	19,884
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	55,000	12,144
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	35,000	7,323
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	735,000	145,699
		$2,265,856
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$75,000	$78,918

Single Family Housing - State - 0.9%
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	$665,000	$705,432

State & Agency - Other - 2.9%
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2028	$500,000	$601,440
Carroll City-County, GA, Hospital Authority Rev. (Tanner Medical Center), 5%, 7/01/2040 (Prerefunded 7/01/2020)	500,000	552,630
Floyd County, GA, Hospital Authority Rev. Anticipation Certificates (Floyd Medical Center Project), “B”, 5%, 7/01/2032	1,000,000	1,098,680
		$2,252,750
State & Local Agencies - 2.6%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	$460,000	$370,907
Georgia Municipal Association, Inc. (Riverdale Public Purpose Project), ASSD GTY, 5.5%, 5/01/2038	1,000,000	1,061,050
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	395,000	468,209
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	115,000	126,081
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	10,000	11,431
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	10,000	11,353
		$2,049,031

33

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - 2.1%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$75,000	$81,893
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	25,000	27,432
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	100,000	111,677
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	65,000	72,266
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	65,000	72,052
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	35,000	38,653
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	100,000	108,569
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	95,000	95,173
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	125,000	134,844
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	145,000	155,930
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	220,000	236,302
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	140,000	148,330
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	135,000	144,673
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	220,000	255,589
		$1,683,383
Tax Assessment - 0.6%
Atlanta, GA, Georgia Tax Allocation (Eastside Project), 5%, 1/01/2030	$410,000	$476,387

Tobacco - 0.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$235,000	$266,159

Toll Roads - 0.4%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$95,000	$107,763
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	190,000	211,164
		$318,927
Transportation - Special Tax - 3.1%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	$65,000	$65,108

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$275,000	$318,312
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	15,000	17,237
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	30,000	34,502
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	70,000	70,664
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2019	155,000	163,234
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	40,000	42,942
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,014
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	700,000	718,641
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	180,739
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	120,000	139,685
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	30,000	34,545
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	135,000	155,902
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	150,000	159,355
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	135,000	143,500
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	120,000	135,516
		$2,389,896
Universities - Colleges - 19.1%
Athens, GA, Housing Authority Rev. (University of Georgia East Campus Funding), 5.25%, 6/15/2035 (Prerefunded 6/17/2019)	$500,000	$535,830
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2024 (Prerefunded 6/15/2018)	250,000	257,227

34

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Athens-Clarke County, GA, Unified Government Development Authority, Educational Facilities Rev., Convertible Capital Appreciation, 5%, 6/15/2031 (Prerefunded 6/15/2018)	$250,000	$257,227
Atkinson-Coffee County, GA, Joint Development Authority Rev. (SGC Real Estate Foundation LLC), ASSD GTY, 5.25%, 6/01/2034	500,000	523,875
Bleckley-Dodge County, GA, Student Housing Facilities Rev. (Middle Georgia College), 5.25%, 7/01/2038	500,000	513,735
Bulloch County, GA, Development Authority Rev. (Georgia Southern University Housing Foundation Four, LLC Project), 5%, 7/01/2038	1,000,000	1,145,250
Cobb County, GA, Development Authority, Dining Hall Lease Rev. (Kennesaw State University Dining Hall Real Estate Foundation, LLC Project), ASSD GTY, 5.75%, 7/15/2039 (Prerefunded 7/15/2018)	1,000,000	1,038,190
Cobb County, GA, Development Authority, Parking & Dining Hall Refunding Lease Rev. (Kennesaw State University Real Estate Foundations Projects), 5%, 7/15/2034	500,000	577,870
Cobb County, GA, Development Authority, Sports & Recreation Facilities Lease Rev. (Kennesaw State University Foundation), AGM, 5%, 7/15/2035	750,000	814,170
Dahlonega, GA, Downtown Development Authority Rev. (North Georgia PHD LLC), ASSD GTY, 5.25%, 7/01/2034	500,000	530,605
DeKalb County/Newton County/Gwinnet County, GA, Joint Development Authority Rev. (GGC Foundation LLC), 6%, 7/01/2034 (Prerefunded 7/01/2019)	500,000	542,745
Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation Funding), SYNCORA, 5%, 6/01/2032	500,000	501,570
Fulton County, GA, Development Authority Rev. (Spelman College), 5%, 6/01/2028	500,000	592,540
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	50,000	51,810
Georgia Higher Education Facilities Authority Rev., 6%, 6/15/2034 (Prerefunded 6/15/2018)	250,000	259,050
Gwinnett County, GA, Development Authority Rev. (Georgia Gwinnet County Student Housing), “A”, 5%, 7/01/2040	1,000,000	1,147,960
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2030 (Prerefunded 6/15/2018)	100,000	104,202
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), 7%, 6/15/2039 (Prerefunded 6/15/2018)	100,000	104,202
Marietta, GA, Development Facilities Authority Rev. (Life University, Inc. Project), “A”, 5%, 11/01/2047	250,000	262,522

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	$155,000	$156,400
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	310,000	282,553
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	65,000	72,256
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024 (Prerefunded 6/01/2019)	190,000	202,493
Private Colleges & Universities, GA, Authority Rev. (Agnes Scott College), 5%, 6/01/2024	310,000	329,124
Private Colleges & Universities, GA, Authority Rev. (Emory University), “A”, 5%, 10/01/2046	1,000,000	1,155,950
Private Colleges & Universities, GA, Authority Rev. (Mercer University Project), 5%, 10/01/2040	350,000	377,002
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	350,000	387,422
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	80,000	80,688
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	25,000	23,736
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	45,000	42,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	55,000	56,843
Richmond County, GA, Development Authority Rev. (Georgia Regents University Academic Research Center Project), AGM, 5%, 12/15/2032	325,000	380,165
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC Project), ASSD GTY, 5.125%, 6/15/2039 (Prerefunded 6/15/2018)	500,000	514,605
Savannah, GA, Economic Development Authority Rev. (SSU Community Development I LLC Project), ASSD GTY, 5.5%, 6/15/2035	500,000	553,275
South Regional, GA, Joint Development Authority Rev. (VSU Parking and Student Service Center Project), “A”, 5%, 8/01/2035	500,000	574,185
		$14,949,402

35

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - 0.9%
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	$400,000	$445,600
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	100,000	108,571
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	115,000	126,199
		$680,370
Utilities - Municipal Owned - 3.2%
Georgia Municipal Electric Authority Power Rev., “A”, NATL, 6.5%, 1/01/2020	$550,000	$580,987
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2025	500,000	572,265
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “S”, 5%, 10/01/2026	500,000	568,935
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	160,000	170,808
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	260,000	273,575
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	50,000	55,343
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	60,000	66,018
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	100,000	107,911
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	65,000	68,909
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	5,000	5,312
		$2,470,063
Utilities - Other - 2.4%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	$910,000	$1,030,529
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, 5%, 3/15/2019	250,000	262,918
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	225,000	241,504
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2020	250,000	276,023
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	40,000	44,504
		$1,855,478
Water & Sewer Utility Revenue - 13.1%
Athens-Clarke County, GA, Unified Government Water & Sewer Rev, 5.625%, 1/01/2033 (Prerefunded 1/01/2019)	$500,000	$528,775
Atlanta, GA, Water & Wastewater Rev., “A”, 5%, 11/01/2038	1,000,000	1,183,480

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2021	$385,000	$438,630
Cherokee County, GA, Water & Sewer Authority Rev., 5%, 8/01/2028	800,000	881,352
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2035	350,000	411,040
Columbus, GA, Water and Sewerage Rev., 5%, 5/01/2036	150,000	175,533
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	1,000,000	1,145,890
DeKalb County, GA, Water & Sewer Rev., “B”, 5.25%, 10/01/2025	1,000,000	1,239,530
Forsyth County, GA, Water & Sewer Authority Rev., 5%, 1/01/2026	500,000	581,240
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2023	500,000	559,285
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	30,000	32,426
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	60,000	63,659
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	125,000	133,292
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	45,000	49,454
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	45,000	48,746
Henry County, GA, Water & Sewer Authority Rev., BHAC, 5.25%, 2/01/2027	1,000,000	1,240,110
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	15,000	16,812
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	20,000	22,081
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	10,000	11,234
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	20,000	22,351
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	1,000,000	872,790
Walton County, GA, Water & Sewer Authority Rev. (Walton-Hard Labor Creek Project), 5%, 2/01/2038	500,000	574,865
		$10,232,575
Total Municipal Bonds (Identified Cost, $71,464,449)		$74,600,635

36

Portfolio of Investments (unaudited) – continued

Investment Companies (h) - 3.2%

Issuer	Shares/Par	Value ($)
Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $2,530,456)	2,530,456	$2,530,456

Other Assets, Less Liabilities - 1.5%		1,165,635
Net Assets - 100.0%		$78,296,726

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	10	$1,528,125	December - 2017	$34,338

At September 30, 2017, the fund had cash collateral of $30,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

37

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 99.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.9%
Metropolitan Washington, DC, Airport Authority Rev., “A”, 5%, 10/01/2039	$750,000	$822,330

General Obligations - General Purpose - 15.0%
Baltimore County, MD, Public Improvement, 5%, 2/01/2028	$2,000,000	$2,296,580
Baltimore, MD, Consolidated Public Improvement, “B”, 5%, 10/15/2022	500,000	585,385
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	60,000	63,035
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	70,000	78,235
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	80,000	89,813
Maryland State & Local Facilities Loan, Tax- Exempt Refunding, Second Series “B”, 5%, 8/01/2026	1,000,000	1,247,590
Montgomery County, MD, Consolidated Public Improvement, “A”, 5%, 11/01/2026	1,000,000	1,221,230
Prince George’s County, MD, Consolidated Public Improvement, “A”, 5%, 9/15/2030	1,500,000	1,717,560
Prince George’s County, MD, Consolidated Public Improvement, “A”, 4%, 7/01/2033	850,000	926,619
Prince George’s County, MD, Maryland- National Capital Park and Planning Commission (Park Acquisition & Development Project), “PGC-2017A”, 5%, 1/15/2025	1,350,000	1,652,778
Prince George’s County, MD, Maryland- National Capital Park and Planning Commission (Park Acquisition & Development Project), “PGC-2017A”, 5%, 1/15/2026	1,075,000	1,333,881
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	115,000	115,253
State of California, 6%, 11/01/2039	720,000	791,885
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	500,000	568,595
Wicomico County, MD, Public Improvement, 5%, 11/01/2025	580,000	715,262
		$13,403,701
General Obligations - Schools - 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$23,155
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	23,084
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	17,287
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	5,000	5,753
		$69,279

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - 21.5%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$590,000	$648,186
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	345,000	382,571
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	370,000	420,549
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	575,000	655,443
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), 5%, 7/01/2040	1,000,000	1,036,870
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,099,430
Maryland Health & Higher Educational Facilities Authority Rev. (Carroll Hospital), “A”, 5%, 7/01/2037	1,000,000	1,093,550
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2034	750,000	829,838
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/2026	250,000	281,503
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2028	750,000	884,610
Maryland Health & Higher Educational Facilities Authority Rev. (LifeBridge Health), 5%, 7/01/2033	400,000	464,188
Maryland Health & Higher Educational Facilities Authority Rev. (Medlantic/Helix Parent, Inc.), “A”, AGM, 5.25%, 8/15/2038	1,000,000	1,238,020
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), “A”, 5%, 8/15/2041	505,000	569,478
Maryland Health & Higher Educational Facilities Authority Rev. (MedStar Health), “A”, 5%, 5/15/2042	750,000	849,112
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5%, 7/01/2032	600,000	672,138
Maryland Health & Higher Educational Facilities Authority Rev. (Meritus Medical Center), 5%, 7/01/2027	500,000	577,705
Maryland Health & Higher Educational Facilities Authority Rev. (Trinity Health Credit Group), “MD”, 5%, 12/01/2046	1,000,000	1,144,200

38

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), AMBAC, 5%, 7/01/2031 (Prerefunded 7/01/2018)	$645,000	$664,763
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland Medical System), “B”, 5%, 7/01/2034	1,000,000	1,152,480
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 5.75%, 1/01/2038 (Prerefunded 1/01/2018)	500,000	506,165
Maryland Health & Higher Educational Facilities Authority Rev. (Western Maryland Health System), 5.25%, 7/01/2034	1,000,000	1,124,250
Maryland Industrial Development Authority, Economic Development Rev., RIBS, AGM, 9.395%, 8/26/2022 (p)	650,000	795,717
Montgomery County, MD, Rev. (Trinity Health Corp.), 5%, 12/01/2040	1,000,000	1,086,850
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	480,000	526,675
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	415,000	443,398
		$19,147,689
Healthcare Revenue - Long Term Care - 4.0%
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligated Group), “A”, 5.125%, 1/01/2036	$400,000	$400,516
Howard County, MD, Retirement Rev. (Vantage House Facility), 5%, 4/01/2036	500,000	514,095
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), 6.25%, 1/01/2041 (Prerefunded 1/01/2021)	750,000	870,030
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community Project), “A”, 5%, 1/01/2045	500,000	545,080
Maryland Health & Higher Educational Facilities Authority Rev. (King Farm Presbyterian Retirement Community), “A”, 5.3%, 1/01/2037	300,000	301,929
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	350,000	378,434
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	45,000	52,805
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	85,000	100,065
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,243

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	$400,000	$428,096
		$3,602,293
Healthcare Revenue - Other - 0.7%
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2019	$60,000	$60,205
Maryland Economic Development Corp., Economic Development Rev. (Lutheran World Relief Refugee), 5.25%, 4/01/2029	565,000	566,559
		$626,764
Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$435,000	$556,330

Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	$100,000	$119,535

Miscellaneous Revenue - Entertainment & Tourism - 1.0%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	$750,000	$844,268

Miscellaneous Revenue - Other - 2.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$105,000	$112,153
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	160,000	172,968
Maryland Economic Development Corp. Private Activity Rev. (Purple Line Light Rail Project), “D”, 5%, 3/31/2036	500,000	561,595
Montgomery County, MD, Transportation Fund Lease Authority Rev., “A”, 5%, 11/01/2036	750,000	870,442
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	450,000	489,591
		$2,206,749
Multi-Family Housing Revenue - 2.7%
Howard County, MD, Housing Commission Rev. (Columbia Commons Apartments), “A”, 5%, 6/01/2044	$500,000	$537,790
Howard County, MD, Housing Commission Rev. (Woodfield Oxford Square Apartments), 5%, 12/01/2037	750,000	851,737
Montgomery County, MD, Housing Opportunities Commission, Multifamily Rev., 5.125%, 7/01/2037	1,000,000	1,048,990
		$2,438,517

39

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Parking - 1.6%
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Medical Institutions), AMBAC, 5%, 7/01/2034	$1,385,000	$1,387,036

Port Revenue - 0.7%
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.75%, 6/01/2035	$550,000	$588,027

Sales & Excise Tax Revenue - 2.2%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$625,000	$690,750
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	435,000	476,756
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	260,000	274,880
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	5,000	5,402
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	230,000	122,475
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	275,000	34,240
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	135,000	37,267
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	110,000	28,781
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	285,000	70,612
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	105,000	24,563
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	70,000	15,456
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	45,000	9,415
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	970,000	192,283
		$1,982,880
Secondary Schools - 0.3%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$265,000	$296,100

Single Family Housing - State - 1.7%
Maryland Community Development Administration, Department of Housing & Community Development, 5%, 9/01/2034	$1,500,000	$1,540,605

Issuer	Shares/Par	Value ($)
State & Agency - Other - 6.3%
Howard County, MD, COP, “A”, 8%, 8/15/2019	$805,000	$904,595
Howard County, MD, COP, “B”, 8%, 8/15/2019	385,000	432,632
Howard County, MD, COP, “B”, 8.15%, 2/15/2021	450,000	551,493
Howard County, MD, COP, “C”, 8%, 8/15/2019	680,000	764,130
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2032	1,265,000	1,483,503
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2033	750,000	874,545
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, 5%, 5/01/2041	500,000	571,140
		$5,582,038
State & Local Agencies - 1.8%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	$665,000	$536,203
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	370,000	394,316
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	180,000	197,345
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	385,000	445,911
		$1,573,775
Tax - Other - 2.2%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$325,000	$354,871
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	49,377
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	110,000	110,200
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	682,053
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	210,000	222,495
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	210,000	225,047
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	270,000	313,678
		$1,957,721
Tax Assessment - 4.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$350,000	$360,475
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	300,000	308,988

40

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	$500,000	$532,585
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038 (Prerefunded 9/01/2018)	400,000	421,984
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 7/01/2036	229,000	229,021
Frederick County, MD, Special Obligation (Urbana Community Development Authority), “A”, 5%, 7/01/2040	1,500,000	1,621,275
Howard County, MD, Special Obligation (Annapolis Junction Town Center Project), 6.1%, 2/15/2044	230,000	237,185
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 7/01/2034	467,000	470,932
		$4,182,445
Tobacco - 0.3%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$215,000	$243,507

Transportation - Special Tax - 6.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,365,000	$1,569,846
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	50,000	53,678
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	870,000	893,168
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	170,000	180,739
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	150,000	174,606
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	345,000	368,077
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	190,000	201,850
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	165,000	175,388
Washington Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	485,000	519,721
Washington Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	1,140,000	1,337,870
		$5,474,943
Universities - Colleges - 8.4%
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2034	$500,000	$555,700

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Maryland Health & Higher Educational Facilities Authority Rev. (Goucher College), “A”, 5%, 7/01/2044	$500,000	$565,480
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins University), “A”, 5%, 7/01/2037	1,500,000	1,736,355
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola University Maryland), 5%, 10/01/2032	500,000	584,420
Maryland Health & Higher Educational Facilities Authority Rev. (Maryland Institute College of Art Issue), 5%, 6/01/2033	450,000	512,725
Maryland Health & Higher Educational Facilities Authority Rev. (Notre Dame College), 5%, 10/01/2035	1,000,000	1,047,970
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2030	150,000	168,249
Morgan State University, Academic & Auxiliary Facilities Fees Rev., 5%, 7/01/2032	440,000	491,740
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	290,000	292,619
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	30,000	28,483
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	126,373
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	85,000	87,848
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,171,860
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	110,000	119,772
		$7,489,594
Universities - Dormitories - 3.2%
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, Baltimore Project), 5%, 7/01/2031	$500,000	$549,105
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	750,000	864,997
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2027	500,000	538,750
Maryland Economic Development Corp., Student Housing Rev. (Salisbury University Project), 5%, 6/01/2030	300,000	319,761

41

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
Maryland Economic Development Corporation, Senior Student Housing Project and Refunding Rev. (Townson University Project), 5%, 7/01/2036	$500,000	$565,925
		$2,838,538
Utilities - Investor Owned - 0.8%
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	$750,000	$749,348

Utilities - Municipal Owned - 0.9%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$185,000	$199,635
Puerto Rico Electric Power Authority Rev., “V”, AGM, 5.25%, 7/01/2027	560,000	632,464
		$832,099
Utilities - Other - 1.4%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$400,000	$429,340
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	195,000	219,970
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	100,000	114,605
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	140,000	163,247
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	235,000	258,855
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	55,000	61,193
		$1,247,210
Water & Sewer Utility Revenue - 7.3%
Baltimore, MD, Refunding Rev. (Mayor and City Council of Baltimore Water Projects), “B”, 5%, 7/01/2042	$1,320,000	$1,500,946
Baltimore, MD, Rev., LEVRRS, NATL, 9.479%, 7/01/2020 (p)	1,650,000	1,870,968
Baltimore, MD, Wastewater Rev. Project, “A”, NATL, 5.65%, 7/01/2020	600,000	640,176
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	20,000	21,617

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	$105,000	$111,966
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	205,000	225,291
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	205,000	222,064
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,020
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	30,000	33,121
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,851
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,114
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	50,000	63,748
Montgomery County, MD, Water Quality Protection Charge Rev., “A”, 5%, 4/01/2032	1,125,000	1,223,944
Paulding County, GA, Water & Sewerage Rev., Improvement & Refunding, 3%, 12/01/2048	550,000	480,034
		$6,477,860
Total Municipal Bonds (Identified Cost, $84,608,978)		$88,281,181

Investment Companies (h) - 0.2%
Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $205,479)	205,474	$205,474

Other Assets, Less Liabilities - 0.7%		628,460
Net Assets - 100.0%		$89,115,115

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	12	$1,833,750	December - 2017	$41,206

At September 30, 2017, the fund had cash collateral of $36,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

42

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.9%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.1%
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	$3,000,000	$3,446,580
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,713,840
		$5,160,420
General Obligations - General Purpose - 6.9%
Commonwealth of Massachusetts Consolidated Loan, Series I, 5%, 12/01/2034	$1,000,000	$1,186,620
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,204,280
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,851,248
Commonwealth of Massachusetts, “D”, 5%, 2/01/2033	3,000,000	3,585,240
Commonwealth of Massachusetts, “D”, 4%, 2/01/2044	2,000,000	2,090,360
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	640,000	684,083
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	600,000	625,980
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	685,000	765,583
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	395,000	397,248
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	75,000	84,200
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	825,000	840,378
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	510,000	554,625
State of California, 6%, 11/01/2039	1,555,000	1,710,251
		$16,580,096
General Obligations - Schools - 0.5%
San Marcos,CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038	$3,375,000	$1,281,150

Healthcare Revenue - Hospitals - 16.2%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$1,315,000	$1,444,685
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	235,000	250,632
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	345,000	365,079
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	745,000	846,782

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	$520,000	$592,748
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,203,020
Massachusetts Development Finance Agency Rev. (Caregroup), “I”, 5%, 7/01/2036	1,000,000	1,144,670
Massachusetts Development Finance Agency Rev. (Children’s Hospital), “P”, 5%, 10/01/2032	1,000,000	1,163,930
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2036	1,690,000	1,950,412
Massachusetts Development Finance Agency Rev. (Lahey Health System Obligated Group), “F”, 5%, 8/15/2030	2,000,000	2,322,700
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,107,620
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), 5%, 7/01/2032	950,000	953,097
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2041	1,500,000	1,704,675
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2047	1,500,000	1,689,855
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,000,000	2,207,000
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/2032	1,000,000	1,157,090
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2041	1,850,000	2,041,475
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	2,000,000	2,215,320
Massachusetts Health & Educational Facilities Authority Rev. (Bay State Medical Center), “I”, 5.75%, 7/01/2036	500,000	539,120
Massachusetts Health & Educational Facilities Authority Rev. (Caregroup, Inc.), “E-1”, 5.125%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,061,140
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.25%, 12/01/2039	1,500,000	1,622,430

43

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Massachusetts Health & Educational Facilities Authority Rev. (Children’s Hospital), “M”, 5.5%, 12/01/2039	$1,000,000	$1,089,200
Massachusetts Health & Educational Facilities Authority Rev. (Dana Faber Cancer Institute), “K”, 5%, 12/01/2037	2,000,000	2,084,820
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J1”, 5%, 7/01/2034	1,375,000	1,458,916
Massachusetts Health & Educational Facilities Authority Rev. (Partners Healthcare System), “J-1”, 5%, 7/01/2039	2,000,000	2,110,060
Massachusetts Health & Educational Facilities Authority Rev. (Southcoast Health Obligation), “D”, 5%, 7/01/2029	1,000,000	1,047,050
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., 6%, 8/01/2030 (Prerefunded 8/01/2020)	310,000	352,132
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	120,000	132,342
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	655,000	720,317
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	30,000	33,389
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	181,192
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	435,401
		$39,228,299
Healthcare Revenue - Long Term Care - 1.9%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,141,140
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	500,000	500,830
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5.625%, 12/01/2030	525,000	562,039
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 4.68%, 11/15/2021	200,000	201,844
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	352,582	364,545
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	17,049	16,472
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	93,608	2,195

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Massachusetts Development Finance Agency Rev. (Loomis Communities), “A”, 6%, 1/01/2033	$500,000	$551,925
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	1,000,000	1,128,830
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	22,388
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	146,463
		$4,638,671
Human Services - 0.5%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5.5%, 1/01/2035	$1,200,000	$1,201,128

Industrial Revenue - Environmental Services - 0.6%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$1,535,000	$1,536,136

Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,135,000	$1,451,574

Miscellaneous Revenue - Other - 7.3%
Martha’s Vineyard, MA, Land Bank Rev., BAM, 5%, 5/01/2031	$400,000	$465,432
Massachusetts Development Finance Agency Rev., 5.5%, 9/01/2020 (Prerefunded 9/01/2018)	1,205,000	1,254,791
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/2037	2,000,000	2,238,120
Massachusetts Health & Educational Facilities Authority Rev., 5.5%, 6/01/2034	1,500,000	1,544,475
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2030 (Prerefunded 7/01/2020)	3,500,000	3,881,535
Massachusetts Health & Educational Facilities Authority Rev. (The Sterling & Francine Clark Art Institute), “B”, 5%, 7/01/2040 (Prerefunded 7/01/2020)	1,700,000	1,885,317
Massachusetts Port Authority Facilities Rev. (Boston Fuel Project), FGIC, 5%, 7/01/2024	2,000,000	2,006,120
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	3,000,000	3,263,640

44

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	$1,095,000	$1,242,540
		$17,781,970
Multi-Family Housing Revenue - 4.0%
Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea Homes), “I-A”, LOC, 5%, 12/15/2024	$1,115,000	$1,117,163
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	2,345,000	2,387,116
Massachusetts Housing Finance Agency Rev., “A”, FHA, 5.25%, 12/01/2035	1,000,000	1,077,300
Massachusetts Housing Finance Agency Rev., “C”, 5.35%, 12/01/2049	1,680,000	1,720,404
Massachusetts Housing Finance Agency, “B”, 5.25%, 12/01/2030	550,000	562,634
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,512,281
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,258,496
		$9,635,394
Parking - 1.4%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/2036	$3,000,000	$3,409,290

Sales & Excise Tax Revenue - 6.1%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,655,000	$1,829,106
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	985,000	1,079,550
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,922,946
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2034	3,275,000	3,911,922
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,371,922
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,589,340
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040(a)(d)	615,000	327,487
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	755,000	94,005
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	480,000	118,925

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$130,000	$27,199
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,630,000	521,345
		$14,804,552
Secondary Schools - 2.8%
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	$665,000	$743,044
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	571,180
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,154,055
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2037	170,000	170,444
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “A”, 6.375%, 7/01/2030	830,000	895,280
Massachusetts Development Finance Agency Rev. (Milton Academy), “A”, 5%, 9/01/2028	1,000,000	1,105,640
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,189,040
		$6,828,683
State & Local Agencies - 5.9%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	$1,400,000	$1,128,848
Massachusetts College Building Authority Project Rev., Capital Appreciation, “A”, SYNCORA, 0%, 5/01/2022	8,310,000	7,662,319
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	275,000	320,790
Massachusetts College Building Authority Rev., “A”, 5.5%, 5/01/2049 (Prerefunded 5/01/2019)	1,680,000	1,799,599
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2029	2,000,000	2,303,200
Massachusetts State College, Building Authority Project Rev., “A”, 5%, 5/01/2032	760,000	884,351
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	35,000	40,007
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	45,000	51,087
		$14,190,201
Student Loan Revenue - 4.1%
Massachusetts Educational Financing Authority, “J”, 5.625%, 7/01/2029	$980,000	$1,065,956
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	950,000	998,374

45

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Student Loan Revenue - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	$720,000	$752,976
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 6%, 1/01/2028	580,000	613,542
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	3,000,000	3,236,550
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.15%, 1/01/2026	765,000	801,544
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.2%, 1/01/2027	360,000	370,238
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	1,000,000	979,170
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 4.5%, 7/01/2024	1,025,000	1,078,310
		$9,896,660
Tax - Other - 2.7%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$260,000	$283,897
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	85,000	93,267
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	365,000	407,621
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	230,000	255,712
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	225,000	249,410
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	120,000	132,526
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	370,000	401,705
Massachusetts Special Obligation Dedicated Tax Rev., NATL, 5.5%, 1/01/2023	1,585,000	1,882,156
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	295,000	295,537
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	765,000	822,666
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	815,000	875,391
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	725,000	842,283
		$6,542,171

Issuer	Shares/Par	Value ($)
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$1,335,000	$1,512,008

Toll Roads - 1.2%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 1/01/2032	$2,600,000	$2,807,064

Transportation - Special Tax - 4.3%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,341,682
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	240,000	240,398
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	275,000	289,592
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	560,000	646,705
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	280,000	282,657
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	2,410,000	2,474,178
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,230,000	1,431,019
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	465,000	494,374
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	495,000	528,111
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	190,000	201,962
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	474,306
		$10,404,984
Universities - Colleges - 22.8%
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	$2,005,000	$2,146,693
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,707,135
Massachusetts Development Finance Agency Rev. (Boston University), “V-1”, 5%, 10/01/2029 (Prerefunded 10/01/2019)	2,165,000	2,334,498
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,277,960

46

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	$2,000,000	$2,210,500
Massachusetts Development Finance Agency Rev. (Holy Cross), “A”, 5%, 9/01/2041	2,040,000	2,386,841
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	3,000,000	3,263,040
Massachusetts Development Finance Agency Rev. (New England Conservatory of Music), 5.25%, 7/01/2038 (Prerefunded 7/01/2018)	2,000,000	2,064,400
Massachusetts Development Finance Agency Rev. (Olin College), “E”, 5%, 11/01/2043	3,000,000	3,404,790
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 10/01/2026	2,250,000	2,675,250
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2035	150,000	170,712
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2036	850,000	963,577
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2039	2,875,000	2,935,490
Massachusetts Development Finance Agency Rev. (Suffolk University), 5.125%, 7/01/2040	1,000,000	1,061,340
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology Issue), 5%, 10/01/2046	2,000,000	2,225,120
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,259,617
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,601,683
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2027	65,000	65,207
Massachusetts Health & Educational Facilities Authority Rev. (Berklee College), 5%, 10/01/2037	140,000	140,445
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	2,225,831
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	1,135,000	1,193,146
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), “A”, 5.5%, 11/15/2036 (Prerefunded 11/15/2018)	365,000	383,699
Massachusetts Health & Educational Facilities Authority Rev. (Lesley University), “A”, ASSD GTY, 5.25%, 7/01/2039 (Prerefunded 7/01/2019)	1,000,000	1,073,580
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,286,040
Massachusetts Health & Educational Facilities Authority Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,500,000	1,643,745

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 4.875%, 7/01/2027	$250,000	$263,578
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2028	640,000	676,416
Massachusetts Health & Educational Facilities Authority Rev. (Stonehill College), 5%, 7/01/2029	300,000	316,722
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev. (Suffolk University) , 6.25%, 7/01/2030 (Prerefunded 7/01/2019)	1,285,000	1,401,138
Massachusetts Health & Higher Educational Facilities Authority Refunding Bonds Rev., Unrefunded Balance, (Suffolk University), 6.25%, 7/01/2030	715,000	773,673
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,075,000	979,820
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	295,000	327,931
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	310,000	312,666
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	110,000	104,438
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	370,000	346,357
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	75,000	52,294
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	35,000	24,031
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	521,860
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/2039	3,000,000	3,415,650
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	2,500,000	2,891,650
		$55,108,563
Universities - Dormitories - 0.9%
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2041	$1,000,000	$1,098,790

47

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
Massachusetts State Development Finance Agency Rev., Provident Commonwealth Education Resources Issue (Umass Boston Student Housing Project), 5%, 10/01/2048	$1,000,000	$1,092,390
		$2,191,180
Utilities - Investor Owned - 0.5%
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	$1,000,000	$1,074,130

Utilities - Municipal Owned - 0.5%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$590,000	$629,854
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	200,000	221,374
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	258,571
Puerto Rico Electric Power Authority Rev.,
“VV”, NATL, 5.25%, 7/01/2029	170,000	180,253
		$1,290,052
Utilities - Other - 0.9%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$805,000	$864,047
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	405,000	456,860
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	210,000	240,670
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	480,000	528,725
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	160,000	178,018
		$2,268,320

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 3.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$90,000	$91,554
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	225,000	228,586
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	305,000	323,599
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,622,579
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,566,880
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,244
Massachusetts Water Resouces Authority, General Rev., “B”, 5.25%, 8/01/2030	620,000	805,058
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 8/01/2029	595,000	768,782
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	2,119,634
		$8,601,916
Total Municipal Bonds (Identified Cost, $224,358,083)		$239,424,612

Investment Companies (h) - 1.1%
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $2,809,633)	2,809,625	$2,809,625

Other Assets, Less Liabilities - (0.0)%		(90,568)
Net Assets - 100.0%		$242,143,669

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	31	$4,737,188	December - 2017	$106,447

At September 30, 2017, the fund had cash collateral of $93,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

48

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Alabama Fund	$1,601,781	$59,934,391
Arkansas Fund	850,865	161,858,692
California Fund	8,684,239	348,508,913
Georgia Fund	2,530,456	74,600,635
Maryland Fund	205,474	88,281,181
Massachusetts Fund	2,809,625	239,424,612

(p)	Primary inverse floater.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
GNMA	Government National Mortgage Assn.
LEVRRS	Leveraged Reverse Rate Security
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
RIBS	Residual Interest Bonds
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

49

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/17 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Alabama Fund	Arkansas Fund	California Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $57,258,258, $156,222,674, and $325,899,110, respectively)	$59,934,391	$161,858,692	$348,508,913
Investments in affiliated issuers, at value (identified cost, $1,601,780, $850,865, and $8,684,239, respectively)	1,601,781	850,865	8,684,239
Cash	—	3,281	8,125
Deposits with brokers for futures contracts	—	63,000	156,000
Receivables for
Investments sold	20,000	1,109,965	—
Fund shares sold	153,628	593,004	234,257
Interest	712,732	2,127,696	4,506,838
Receivable from investment adviser	7,675	—	—
Other assets	68	138	240
Total assets	$62,430,275	$166,606,641	$362,098,612

Liabilities
Payables for
Distributions	$23,953	$33,954	$160,647
Investments purchased	5,226	15,679	36,583
Fund shares reacquired	50,014	293,566	450,560
Daily variation margin on open futures contracts	—	657	1,624
Payable to affiliates
Investment adviser	—	6,320	13,660
Shareholder servicing costs	22,219	64,282	133,479
Distribution and service fees	929	1,531	4,376
Payable for independent Trustees’ compensation	1,866	1,781	6,870
Accrued expenses and other liabilities	21,830	31,555	40,032
Total liabilities	$126,037	$449,325	$847,831
Net assets	$62,304,238	$166,157,316	$361,250,781

Net assets consist of
Paid-in capital	$60,999,893	$165,290,769	$344,955,752
Unrealized appreciation (depreciation)	2,676,134	5,708,128	22,788,362
Accumulated net realized gain (loss)	(1,444,496)	(5,098,130)	(6,700,906)
Undistributed net investment income	72,707	256,549	207,573
Net assets	$62,304,238	$166,157,316	$361,250,781

50

Statements of Assets and Liabilities (unaudited) – continued

	Alabama Fund	Arkansas Fund	California Fund
Net assets
Class A	$54,964,288	$148,301,420	$273,820,780
Class B	373,198	5,329,719	2,376,166
Class C	—	—	33,401,108
Class I	6,916,454	12,475,916	51,602,345
Class R6	50,298	50,261	50,382
Total net assets	$62,304,238	$166,157,316	$361,250,781

Shares of beneficial interest outstanding
Class A	5,367,018	15,055,244	45,225,683
Class B	36,434	540,568	392,368
Class C	—	—	5,497,714
Class I	708,546	1,275,951	5,234,840
Class R6	5,154	5,139	5,113
Total shares of beneficial interest outstanding	6,117,152	16,876,902	56,355,718

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.24	$9.85	$6.05
Offering price per share (100 / 95.75 × net asset value per share)	$10.69	$10.29	$6.32

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.24	$9.86	$6.06

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$6.08

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.76	$9.78	$9.86

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.76	$9.78	$9.85

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

51

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/17	Georgia Fund	Maryland Fund	Massachusetts Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $71,464,449, $84,608,978, and $224,358,083, respectively)	$74,600,635	$88,281,181	$239,424,612
Investments in affiliated issuers, at value (identified cost, $2,530,456, $205,479, and $2,809,633, respectively)	2,530,456	205,474	2,809,625
Cash	1,563	14,375	4,844
Deposits with brokers for futures contracts	30,000	36,000	93,000
Receivables for
Investments sold	—	—	2,766,750
Fund shares sold	340,921	72,789	82,405
Interest	921,208	1,101,868	3,090,898
Receivable from investment adviser	5,102	10,381	—
Receivable from distributor	—	—	7,541
Other assets	66	89	172
Total assets	$78,429,951	$89,722,157	$248,279,847

Liabilities
Payables for
Distributions	$16,523	$45,405	$105,096
Investments purchased	10,452	383,713	5,569,108
Fund shares reacquired	55,441	121,953	328,382
Daily variation margin on open futures contracts	312	375	968
Payable to affiliates
Investment adviser	—	—	9,185
Shareholder servicing costs	21,225	27,440	82,216
Distribution and service fees	1,365	864	—
Payable for independent Trustees’ compensation	2,108	4,245	4,215
Accrued expenses and other liabilities	25,799	23,047	37,008
Total liabilities	$133,225	$607,042	$6,136,178
Net assets	$78,296,726	$89,115,115	$242,143,669

Net assets consist of
Paid-in capital	$76,653,463	$87,887,421	$230,928,158
Unrealized appreciation (depreciation)	3,170,524	3,713,404	15,172,968
Accumulated net realized gain (loss)	(1,545,008)	(2,680,479)	(4,290,469)
Undistributed net investment income	17,747	194,769	333,012
Net assets	$78,296,726	$89,115,115	$242,143,669

52

Statements of Assets and Liabilities (unaudited) – continued

	Georgia Fund	Maryland Fund	Massachusetts Fund
Net assets
Class A	$67,110,792	$79,505,744	$208,126,726
Class B	827,385	1,623,585	2,184,211
Class I	10,308,363	7,935,531	31,782,528
Class R6	50,186	50,255	50,204
Total net assets	$78,296,726	$89,115,115	$242,143,669

Shares of beneficial interest outstanding
Class A	6,211,660	7,315,896	18,701,837
Class B	76,304	149,459	195,914
Class I	1,052,111	809,447	3,263,096
Class R6	5,120	5,128	5,152
Total shares of beneficial interest outstanding	7,345,195	8,279,930	22,165,999

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$10.80	$10.87	$11.13
Offering price per share (100 / 95.75 × net asset value per share)	$11.28	$11.35	$11.62

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.84	$10.86	$11.15

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.80	$9.80	$9.74

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.80	$9.80	$9.74

On sales of $100,000 ore more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

53

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/17 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Alabama Fund	Arkansas Fund	California Fund
Net investment income (loss)
Interest	$1,319,569	$3,253,120	$7,722,215
Dividends from affiliated issuers	3,880	8,341	35,106
Total investment income	$1,323,449	$3,261,461	$7,757,321
Expenses
Management fee	$137,495	$371,102	$780,517
Distribution and service fees	69,673	212,970	512,607
Shareholder servicing costs	25,711	71,537	151,981
Administrative services fee	9,669	18,139	32,976
Independent Trustees’ compensation	1,854	3,035	6,198
Custodian fee	9,122	16,092	27,642
Shareholder communications	3,176	5,179	7,419
Audit and tax fees	26,437	26,460	26,491
Legal fees	2,999	2,163	5,253
Registration fees	28,361	30,562	37,396
Miscellaneous	8,056	9,800	12,126
Total expenses	$322,553	$767,039	$1,600,606
Fees paid indirectly	(27)	(73)	(78)
Reduction of expenses by investment adviser and distributor	(54,793)	(121,575)	(215,621)
Net expenses	$267,733	$645,391	$1,384,907
Net investment income (loss)	$1,055,716	$2,616,070	$6,372,414

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$73,657	$(318,415)	$1,237,274
Affiliated issuers	(11)	147	(222)
Net realized gain (loss)	$73,646	$(318,268)	$1,237,052
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$596,630	$2,131,388	$4,424,140
Affiliated issuers	20	72	103
Futures contracts	—	72,110	178,559
Net unrealized gain (loss)	$596,650	$2,203,570	$4,602,802
Net realized and unrealized gain (loss)	$670,296	$1,885,302	$5,839,854
Change in net assets from operations	$1,726,012	$4,501,372	$12,212,268

See Notes to Financial Statements

54

Statements of Operations (unaudited) – continued

Six months ended 9/30/17	Georgia Fund	Maryland Fund	Massachusetts Fund
Net investment income (loss)
Interest	$1,523,115	$1,874,718	$5,686,346
Dividends from affiliated issuers	8,104	6,948	19,014
Total investment income	$1,531,219	$1,881,666	$5,705,360
Expenses
Management fee	$166,775	$201,193	$540,261
Distribution and service fees	85,307	108,680	274,096
Shareholder servicing costs	26,743	36,467	98,520
Administrative services fee	10,729	11,979	24,272
Independent Trustees’ compensation	1,883	2,096	6,004
Custodian fee	11,346	10,951	20,122
Shareholder communications	3,604	4,663	6,895
Audit and tax fees	26,439	26,444	26,473
Legal fees	1,126	4,199	1,996
Registration fees	28,772	29,640	30,599
Miscellaneous	8,925	8,616	10,378
Total expenses	$371,649	$444,928	$1,039,616
Fees paid indirectly	(13)	(68)	(31)
Reduction of expenses by investment adviser and distributor	(45,427)	(79,318)	(34,482)
Net expenses	$326,209	$365,542	$1,005,103
Net investment income (loss)	$1,205,010	$1,516,124	$4,700,257

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$142,459	$308,319	$589,734
Affiliated issuers	206	119	292
Net realized gain (loss)	$142,665	$308,438	$590,026
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$591,689	$570,018	$1,259,543
Affiliated issuers	68	45	99
Futures contracts	34,338	41,206	106,447
Net unrealized gain (loss)	$626,095	$611,269	$1,366,089
Net realized and unrealized gain (loss)	$768,760	$919,707	$1,956,115
Change in net assets from operations	$1,973,770	$2,435,831	$6,656,372

See Notes to Financial Statements

55

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/17 (unaudited)	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$1,055,716	$2,616,070	$6,372,414
Net realized gain (loss)	73,646	(318,268)	1,237,052
Net unrealized gain (loss)	596,650	2,203,570	4,602,802
Change in net assets from operations	$1,726,012	$4,501,372	$12,212,268

Distributions declared to shareholders
From net investment income	$(1,011,054)	$(2,404,769)	$(6,194,922)
Change in net assets from fund share transactions	$1,363,149	$2,053,314	$24,971,843
Total change in net assets	$2,078,107	$4,149,917	$30,989,189

Net assets
At beginning of period	60,226,131	162,007,399	330,261,592
At end of period	$62,304,238	$166,157,316	$361,250,781
Undistributed net investment income included in net assets at end of period	$72,707	$256,549	$207,573

Six months ended 9/30/17 (unaudited)	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$1,205,010	$1,516,124	$4,700,257
Net realized gain (loss)	142,665	308,438	590,026
Net unrealized gain (loss)	626,095	611,269	1,366,089
Change in net assets from operations	$1,973,770	$2,435,831	$6,656,372

Distributions declared to shareholders
From net investment income	$(1,164,006)	$(1,558,912)	$(4,412,975)
Change in net assets from fund share transactions	$7,701,895	$(259,840)	$6,920,214
Total change in net assets	$8,511,659	$617,079	$9,163,611

Net assets
At beginning of period	69,785,067	88,498,036	232,980,058
At end of period	$78,296,726	$89,115,115	$242,143,669
Undistributed net investment income included in net assets at end of period	$17,747	$194,769	$333,012

See Notes to Financial Statements

56

Statements of Changes in Net Assets – continued

Year ended 3/31/17	Alabama Fund	Arkansas Fund	California Fund
Change in net assets

From operations
Net investment income (loss)	$2,116,424	$5,505,189	$12,075,243
Net realized gain (loss)	(273,862)	(275,083)	(501,814)
Net unrealized gain (loss)	(2,012,476)	(5,940,829)	(11,306,247)
Change in net assets from operations	$(169,914)	$(710,723)	$267,182

Distributions declared to shareholders
From net investment income	$(2,067,384)	$(5,261,045)	$(11,265,295)
Change in net assets from fund share transactions	$8,843,324	$1,004,996	$22,660,872
Total change in net assets	$6,606,026	$(4,966,772)	$11,662,759

Net assets
At beginning of period	53,620,105	166,974,171	318,598,833
At end of period	$60,226,131	$162,007,399	$330,261,592
Undistributed net investment income included in net assets at end of period	$28,045	$45,248	$30,081

Year ended 3/31/17	Georgia Fund	Maryland Fund	Massachusetts Fund
Change in net assets

From operations
Net investment income (loss)	$2,170,985	$3,210,603	$9,567,141
Net realized gain (loss)	(99,565)	(209,386)	(134,081)
Net unrealized gain (loss)	(2,204,006)	(2,630,360)	(9,582,493)
Change in net assets from operations	$(132,586)	$370,857	$(149,433)

Distributions declared to shareholders
From net investment income	$(2,044,021)	$(3,009,536)	$(8,488,610)
Change in net assets from fund share transactions	$9,550,557	$6,983,288	$11,809,759
Total change in net assets	$7,373,950	$4,344,609	$(3,171,716)

Net assets
At beginning of period	62,411,117	84,153,427	229,808,342
At end of period	$69,785,067	$88,498,036	$232,980,058
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(23,257)	$237,557	$45,730

See Notes to Financial Statements

57

Financial Statements

FINANCIAL HIGHLIGHTS

MFS ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.12		$10.49		$10.48	$10.11	$10.70	$10.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)	$0.39	$0.38	$0.40	$0.40
Net realized and unrealized gain (loss)	0.11		(0.37)		(0.01)	0.36	(0.60)	0.19
Total from investment operations	$0.29		$0.00	(w)	$0.38	$0.74	$(0.20)	$0.59

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)		$(0.37)	$(0.37)	$(0.39)	$(0.39)
Net asset value, end of period (x)	$10.24		$10.12		$10.49	$10.48	$10.11	$10.70
Total return (%) (r)(s)(t)(x)	2.87	(n)	(0.07	)(c)	3.75	7.37	(1.83)	5.63

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.07	(c)	1.06	1.09	1.05	0.96
Expenses after expense reductions (f)	0.90	(a)	0.89	(c)	0.93	0.93	0.93	0.93
Net investment income (loss)	3.43	(a)	3.61	(c)	3.76	3.69	3.94	3.74
Portfolio turnover	6	(n)	15		16	22	15	10
Net assets at end of period (000 omitted)	$54,964		$53,883		$52,956	$53,140	$53,245	$70,432

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.12		$10.49		$10.48	$10.11	$10.70	$10.50

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	(c)	$0.31	$0.30	$0.32	$0.32
Net realized and unrealized gain (loss)	0.11		(0.38)		(0.01)	0.36	(0.60)	0.19
Total from investment operations	$0.25		$(0.08)		$0.30	$0.66	$(0.28)	$0.51

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.29)		$(0.29)	$(0.29)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$10.24		$10.12		$10.49	$10.48	$10.11	$10.70
Total return (%) (r)(s)(t)(x)	2.48	(n)	(0.81	)(c)	2.97	6.57	(2.56)	4.85

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.82	(c)	1.81	1.84	1.80	1.71
Expenses after expense reductions (f)	1.65	(a)	1.65	(c)	1.68	1.68	1.68	1.68
Net investment income (loss)	2.70	(a)	2.86	(c)	2.99	2.92	3.18	2.99
Portfolio turnover	6	(n)	15		16	22	15	10
Net assets at end of period (000 omitted)	$373		$467		$614	$626	$664	$1,133
See Notes to Financial Statements

58

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)
Class I
Net asset value, beginning of period	$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	(c)
Net realized and unrealized gain (loss)	0.10		(0.36)
Total from investment operations	$0.28		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)
Net asset value, end of period (x)	$9.76		$9.65
Total return (%) (r)(s)(t)(x)	2.94	(n)	0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.86	(c)
Expenses after expense reductions (f)	0.65	(a)	0.64	(c)
Net investment income (loss)	3.67	(a)	3.84	(c)
Portfolio turnover	6	(n)	15
Net assets at end of period (000 omitted)	$6,916		$5,876

Class R6			Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period			$9.76

Income (loss) from investment operations
Net investment income (loss) (d)			$0.07
Net realized and unrealized gain (loss)			(0.01	)(g)
Total from investment operations			$0.06

Less distributions declared to shareholders
From net investment income			$(0.06)
Net asset value, end of period (x)			$9.76
Total return (%) (r)(s)(t)(x)			0.60	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.76	(a)
Expenses after expense reductions (f)			0.57	(a)
Net investment income (loss)			4.05	(a)
Portfolio turnover			6	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

59

Financial Highlights – continued

MFS ALABAMA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

60

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$9.73		$10.07		$10.04	$9.66	$10.23	$10.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	(c)	$0.34	$0.32	$0.34	$0.37
Net realized and unrealized gain (loss)	0.10		(0.35)		(0.01)	0.37	(0.58)	0.05
Total from investment operations	$0.26		$(0.02)		$0.33	$0.69	$(0.24)	$0.42

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)		$(0.30)	$(0.31)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$9.85		$9.73		$10.07	$10.04	$9.66	$10.23
Total return (%) (r)(s)(t)(x)	2.73	(n)	(0.25	)(c)	3.36	7.21	(2.32)	4.10

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.92	(c)	0.90	0.90	0.89	0.86
Expenses after expense reductions (f)	0.76	(a)	0.76	(c)	0.74	0.74	0.74	0.71
Net investment income (loss)	3.19	(a)	3.33	(c)	3.41	3.25	3.48	3.59
Portfolio turnover	8	(n)	17		11	20	19	16
Net assets at end of period (000 omitted)	$148,301		$145,392		$160,133	$169,354	$172,590	$232,510

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$9.73		$10.08		$10.05	$9.67	$10.24	$10.18

Income (loss) from investment operations
Net investment income (loss) (d)	$0.12		$0.26(c	)	$0.26	$0.25	$0.26	$0.29
Net realized and unrealized gain (loss)	0.12		(0.37)		(0.01)	0.36	(0.58)	0.04
Total from investment operations	$0.24		$(0.11)		$0.25	$0.61	$(0.32)	$0.33

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.24)		$(0.22)	$(0.23)	$(0.25)	$(0.27)
Net asset value, end of period (x)	$9.86		$9.73		$10.08	$10.05	$9.67	$10.24
Total return (%) (r)(s)(t)(x)	2.45	(n)	(1.10	)(c)	2.58	6.40	(3.06)	3.29

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67	(a)	1.66	(c)	1.65	1.65	1.64	1.61
Expenses after expense reductions (f)	1.52	(a)	1.52	(c)	1.51	1.50	1.51	1.50
Net investment income (loss)	2.44	(a)	2.57	(c)	2.65	2.49	2.71	2.80
Portfolio turnover	8	(n)	17		11	20	19	16
Net assets at end of period (000 omitted)	$5,330		$5,882		$6,791	$6,989	$7,234	$9,435

See Notes to Financial Statements

61

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)
Class I
Net asset value, beginning of period	$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	(c)
Net realized and unrealized gain (loss)	0.12		(0.37)
Total from investment operations	$0.28		$(0.03)

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)
Net asset value, end of period (x)	$9.78		$9.65
Total return (%) (r)(s)(t)(x)	2.90	(n)	(0.28	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	(c)
Expenses after expense reductions (f)	0.66	(a)	0.67	(c)
Net investment income (loss)	3.29	(a)	3.43	(c)
Portfolio turnover	8	(n)	17
Net assets at end of period (000 omitted)	$12,476		$10,733

Class R6			Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period			$9.78

Income (loss) from investment operations
Net investment income (loss) (d)			$0.06
Net realized and unrealized gain (loss)			(0.01	)(g)
Total from investment operations			$0.05

Less distributions declared to shareholders
From net investment income			$(0.05)
Net asset value, end of period (x)			$9.78
Total return (%) (r)(s)(t)(x)			0.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.59	(a)
Expenses after expense reductions (f)			0.59	(a)
Net investment income (loss)			3.81	(a)
Portfolio turnover			8	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

62

Financial Highlights – continued

MFS ARKANSAS MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

63

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$5.95		$6.14		$6.05	$5.74	$6.05	$5.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.23	(c)	$0.23	$0.23	$0.24	$0.23
Net realized and unrealized gain (loss)	0.10		(0.21)		0.08	0.30	(0.32)	0.21
Total from investment operations	$0.21		$0.02		$0.31	$0.53	$(0.08)	$0.44

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.21)		$(0.22)	$(0.22)	$(0.23)	$(0.23)
Net asset value, end of period (x)	$6.05		$5.95		$6.14	$6.05	$5.74	$6.05
Total return (%) (r)(s)(t)(x)	3.56	(n)	0.33	(c)	5.23	9.38	(1.20)	7.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.88	(c)	0.88	0.87	0.87	0.85
Expenses after expense reductions (f)	0.72	(a)	0.72	(c)	0.72	0.72	0.72	0.70
Net investment income (loss)	3.76	(a)	3.72	(c)	3.78	3.82	4.17	3.90
Portfolio turnover	12	(n)	17		18	24	26	20
Net assets at end of period (000 omitted)	$273,821		$251,271		$281,670	$255,482	$232,451	$288,367

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$5.95		$6.14		$6.05	$5.74	$6.05	$5.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.18	(c)	$0.18	$0.18	$0.19	$0.19
Net realized and unrealized gain (loss)	0.11		(0.20)		0.08	0.31	(0.31)	0.20
Total from investment operations	$0.20		$(0.02)		$0.26	$0.49	$(0.12)	$0.39

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)		$(0.17)	$(0.18)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$6.06		$5.95		$6.14	$6.05	$5.74	$6.05
Total return (%) (r)(s)(t)(x)	3.34	(n)	(0.43	)(c)	4.43	8.55	(1.96)	6.75

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	(c)	1.63	1.62	1.62	1.60
Expenses after expense reductions (f)	1.49	(a)	1.49	(c)	1.49	1.48	1.49	1.48
Net investment income (loss)	3.00	(a)	2.95	(c)	3.03	3.07	3.40	3.12
Portfolio turnover	12	(n)	17		18	24	26	20
Net assets at end of period (000 omitted)	$2,376		$2,672		$3,131	$3,535	$3,976	$5,176

See Notes to Financial Statements

64

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14		3/31/13
Class C
Net asset value, beginning of period	$5.97		$6.16		$6.07	$5.76	$6.07		$5.86

Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.17	(c)	$0.17	$0.17	$0.19		$0.18
Net realized and unrealized gain (loss)	0.10		(0.20)		0.08	0.31	(0.32)		0.20
Total from investment operations	$0.19		$(0.03)		$0.25	$0.48	$(0.13)		$0.38

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.16)	$(0.17)	$(0.18)		$(0.17)
Net asset value, end of period (x)	$6.08		$5.97		$6.16	$6.07	$5.76		$6.07
Total return (%) (r)(s)(t)(x)	3.26	(n)	(0.55	)(c)	4.27	8.37	(2.08)		6.60

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.63	(a)	1.63	(c)	1.63	1.62	1.62		1.60
Expenses after expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.62	1.62		1.60
Net investment income (loss)	2.86	(a)	2.82	(c)	2.87	2.91	3.26		2.99
Portfolio turnover	12	(n)	17		18	24	26		20
Net assets at end of period (000 omitted)	$33,401		$33,950		$33,748	$30,907	$28,672		$35,120

							Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)
Class I
Net asset value, beginning of period							$9.68		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)							$0.19		$0.38	(c)
Net realized and unrealized gain (loss)							0.17	(g)	(0.36)
Total from investment operations							$0.36		$0.02

Less distributions declared to shareholders
From net investment income							$(0.18)		$(0.34)
Net asset value, end of period (x)							$9.86		$9.68
Total return (%) (r)(s)(t)(x)							3.79	(n)	0.20	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)							0.63	(a)	0.63	(c)
Expenses after expense reductions (f)							0.62	(a)	0.63	(c)
Net investment income (loss)							3.84	(a)	3.83	(c)
Portfolio turnover							12	(n)	17
Net assets at end of period (000 omitted)							$51,602		$42,369

See Notes to Financial Statements

65

Financial Highlights – continued

MFS CALIFORNIA MUNICIPAL BOND FUND – continued

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06
Net realized and unrealized gain (loss)	0.01	(g)
Total from investment operations	$0.07

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.85
Total return (%) (r)(s)(t)(x)	0.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)
Expenses after expense reductions (f)	0.54	(a)
Net investment income (loss)	3.61	(a)
Portfolio turnover	12	(n)
Net assets at end of period (000 omitted)	$50

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

66

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.68		$11.02		$11.02	$10.58	$11.18	$10.96

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	(c)	$0.36	$0.37	$0.38	$0.38
Net realized and unrealized gain (loss)	0.11		(0.36)		(0.01)	0.42	(0.62)	0.21
Total from investment operations	$0.29		$0.00	(w)	$0.35	$0.79	$(0.24)	$0.59

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)		$(0.35)	$(0.35)	$(0.36)	$(0.37)
Net asset value, end of period (x)	$10.80		$10.68		$11.02	$11.02	$10.58	$11.18
Total return (%) (r)(s)(t)(x)	2.72	(n)	(0.06	)(c)	3.28	7.53	(2.09)	5.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.03	(c)	1.03	1.04	1.01	0.96
Expenses after expense reductions (f)	0.90	(a)	0.90	(c)	0.95	0.95	0.95	0.95
Net investment income (loss)	3.23	(a)	3.26	(c)	3.32	3.37	3.54	3.41
Portfolio turnover	5	(n)	8		11	16	15	14
Net assets at end of period (000 omitted)	$67,111		$61,229		$61,065	$59,289	$59,068	$80,336

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.72		$11.06		$11.06	$10.62	$11.22	$11.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	(c)	$0.28	$0.29	$0.29	$0.30
Net realized and unrealized gain (loss)	0.11		(0.36)		(0.01)	0.42	(0.61)	0.20
Total from investment operations	$0.25		$(0.08)		$0.27	$0.71	$(0.32)	$0.50

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.27)	$(0.27)	$(0.28)	$(0.28)
Net asset value, end of period (x)	$10.84		$10.72		$11.06	$11.06	$10.62	$11.22
Total return (%) (r)(s)(t)(x)	2.33	(n)	(0.79	)(c)	2.50	6.70	(2.81)	4.57

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.78	(c)	1.78	1.78	1.76	1.70
Expenses after expense reductions (f)	1.65	(a)	1.66	(c)	1.70	1.70	1.70	1.70
Net investment income (loss)	2.51	(a)	2.52	(c)	2.56	2.61	2.76	2.64
Portfolio turnover	5	(n)	8		11	16	15	14
Net assets at end of period (000 omitted)	$827		$1,105		$1,296	$1,561	$1,702	$2,382

See Notes to Financial Statements

67

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)

Class I
Net asset value, beginning of period	$9.69		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.35	(c)
Net realized and unrealized gain (loss)	0.11		(0.33)
Total from investment operations	$0.28		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.33)
Net asset value, end of period (x)	$9.80		$9.69
Total return (%) (r)(s)(t)(x)	2.85	(n)	0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.80	(c)
Expenses after expense reductions (f)	0.65	(a)	0.64	(c)
Net investment income (loss)	3.46	(a)	3.52	(c)
Portfolio turnover	5	(n)	8
Net assets at end of period (000 omitted)	$10,308		$7,451

			Six months ended
			9/30/17 (i)
Class R6			(unaudited)
Net asset value, beginning of period			$9.82

Income (loss) from investment operations
Net investment income (loss) (d)			$0.06
Net realized and unrealized gain (loss)			(0.03	)(g)
Total from investment operations			$0.03

Less distributions declared to shareholders
From net investment income			$(0.05)
Net asset value, end of period (x)			$9.80
Total return (%) (r)(s)(t)(x)			0.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.70	(a)
Expenses after expense reductions (f)			0.59	(a)
Net investment income (loss)			3.65	(a)
Portfolio turnover			5	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

68

Financial Highlights – continued

MFS GEORGIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

69

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.76		$11.09		$11.13	$10.76	$11.47	$11.34

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.40	(c)	$0.39	$0.38	$0.42	$0.46
Net realized and unrealized gain (loss)	0.12		(0.35)		(0.05)	0.36	(0.73)	0.09
Total from investment operations	$0.30		$0.05		$0.34	$0.74	$(0.31)	$0.55

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)		$(0.38)	$(0.37)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$10.87		$10.76		$11.09	$11.13	$10.76	$11.47
Total return (%) (r)(s)(t)(x)	2.80	(n)	0.43	(c)	3.09	6.99	(2.66)	4.86

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	0.99	(c)	0.98	0.97	0.96	0.92
Expenses after expense reductions (f)	0.82	(a)	0.82	(c)	0.87	0.95	0.95	0.92
Net investment income (loss)	3.39	(a)	3.68	(c)	3.57	3.46	3.85	4.00
Portfolio turnover	13	(n)	17		10	18	21	23
Net assets at end of period (000 omitted)	$79,506		$80,456		$82,145	$86,455	$90,417	$110,729

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.76		$11.08		$11.12	$10.75	$11.47	$11.33

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.32(c	)	$0.31	$0.30	$0.34	$0.37
Net realized and unrealized gain (loss)	0.11		(0.34)		(0.06)	0.36	(0.74)	0.10
Total from investment operations	$0.25		$(0.02)		$0.25	$0.66	$(0.40)	$0.47

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.30)		$(0.29)	$(0.29)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$10.86		$10.76		$11.08	$11.12	$10.75	$11.47
Total return (%) (r)(s)(t)(x)	2.31	(n)	(0.23	)(c)	2.32	6.19	(3.47)	4.17

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.74	(c)	1.73	1.72	1.71	1.67
Expenses after expense reductions (f)	1.58	(a)	1.57	(c)	1.62	1.70	1.70	1.67
Net investment income (loss)	2.63	(a)	2.94	(c)	2.82	2.70	3.10	3.25
Portfolio turnover	13	(n)	17		10	18	21	23
Net assets at end of period (000 omitted)	$1,624		$1,605		$1,958	$2,308	$2,198	$3,507

See Notes to Financial Statements

70

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)

Class I
Net asset value, beginning of period	$9.71		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	(c)
Net realized and unrealized gain (loss)	0.09		(0.30)
Total from investment operations	$0.27		$0.08

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.37)
Net asset value, end of period (x)	$9.80		$9.71
Total return (%) (r)(s)(t)(x)	2.82	(n)	0.78	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.78	(c)
Expenses after expense reductions (f)	0.58	(a)	0.57	(c)
Net investment income (loss)	3.62	(a)	3.85	(c)
Portfolio turnover	13	(n)	17
Net assets at end of period (000 omitted)	$7,936		$6,437

			Six months ended
			9/30/17 (i)
Class R6			(unaudited)
Net asset value, beginning of period			$9.81

Income (loss) from investment operations
Net investment income (loss) (d)			$0.06
Net realized and unrealized gain (loss)			(0.01	)(g)
Total from investment operations			$0.05

Less distributions declared to shareholders
From net investment income			$(0.06)
Net asset value, end of period (x)			$9.80
Total return (%) (r)(s)(t)(x)			0.51	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.70	(a)
Expenses after expense reductions (f)			0.52	(a)
Net investment income (loss)			3.66	(a)
Portfolio turnover			13	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

71

Financial Highlights – continued

MFS MARYLAND MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

72

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$11.02		$11.43		$11.40	$10.92	$11.66	$11.44

Income (loss) from investment operations
Net investment income (loss) (d)	$0.22		$0.46	(c)	$0.41	$0.40	$0.42	$0.43
Net realized and unrealized gain (loss)	0.09		(0.46)		0.01	0.47	(0.76)	0.19
Total from investment operations	$0.31		$0.00	(w)	$0.42	$0.87	$(0.34)	$0.62

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.41)		$(0.39)	$(0.39)	$(0.40)	$(0.40)
Net asset value, end of period (x)	$11.13		$11.02		$11.43	$11.40	$10.92	$11.66
Total return (%) (r)(s)(t)(x)	2.86	(n)	(0.04	)(c)	3.78	8.02	(2.85)	5.48

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.88	(c)	0.88	0.86	0.87	0.85
Expenses after expense reductions (f)	0.86	(a)	0.85	(c)	0.85	0.84	0.85	0.85
Net investment income (loss)	3.89	(a)	4.06	(c)	3.66	3.58	3.80	3.64
Portfolio turnover	12	(n)	15		15	13	23	15
Net assets at end of period (000 omitted)	$208,127		$207,001		$226,552	$229,134	$232,263	$296,895

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16		3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$11.04		$11.45		$11.42		$10.94	$11.68	$11.46

Income (loss) from investment operations
Net investment income (loss) (d)	$0.17		$0.37	(c)	$0.33		$0.32	$0.33	$0.34
Net realized and unrealized gain (loss)	0.10		(0.46)		0.00	(w)	0.46	(0.75)	0.20
Total from investment operations	$0.27		$(0.09)		$0.33		$0.78	$(0.42)	$0.54

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)		$(0.30)		$(0.30)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$11.15		$11.04		$11.45		$11.42	$10.94	$11.68
Total return (%) (r)(s)(t)(x)	2.47	(n)	(0.80	)(c)	2.98		7.18	(3.59)	4.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.63	(c)	1.63		1.61	1.62	1.60
Expenses after expense reductions (f)	1.63	(a)	1.62	(c)	1.62		1.60	1.62	1.60
Net investment income (loss)	3.11	(a)	3.29	(c)	2.88		2.81	3.02	2.88
Portfolio turnover	12	(n)	15		15		13	23	15
Net assets at end of period (000 omitted)	$2,184		$2,509		$3,206		$3,737	$3,810	$5,095

See Notes to Financial Statements

73

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended 3/31/17 (i)

Class I
Net asset value, beginning of period	$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.42	(c)
Net realized and unrealized gain (loss)	0.08		(0.39)
Total from investment operations	$0.28		$0.03

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)
Net asset value, end of period (x)	$9.74		$9.65
Total return (%) (r)(s)(t)(x)	2.91	(n)	0.30	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.64	(c)
Expenses after expense reductions (f)	0.63	(a)	0.63	(c)
Net investment income (loss)	4.15	(a)	4.30	(c)
Portfolio turnover	12	(n)	15
Net assets at end of period (000 omitted)	$31,783		$23,470

			Six months ended
			9/30/17 (i)
Class R6			(unaudited)
Net asset value, beginning of period			$9.77

Income (loss) from investment operations
Net investment income (loss) (d)			$0.08
Net realized and unrealized gain (loss)			(0.04	)(g)
Total from investment operations			$0.04

Less distributions declared to shareholders
From net investment income			$(0.07)
Net asset value, end of period (x)			$9.74
Total return (%) (r)(s)(t)(x)			0.37	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.57	(a)
Expenses after expense reductions (f)			0.56	(a)
Net investment income (loss)			4.66	(a)
Portfolio turnover			12	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

74

Financial Highlights – continued

MFS MASSACHUSETTS MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

75

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a diversified series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region or state where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Each fund has adopted the Rule’s Regulation S-X amendments and believes that the funds’ financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

76

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2017 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Alabama Fund
Financial Instruments
Municipal Bonds	$—	$59,934,391	$—	$59,934,391
Mutual Funds	1,601,781	—	—	1,601,781
Total	$1,601,781	$59,934,391	$—	$61,536,172

Arkansas Fund
Financial Instruments
Municipal Bonds	$—	$161,858,692	$—	$161,858,692
Mutual Funds	850,865	—	—	850,865
Total	$850,865	$161,858,692	$—	$162,709,557

Other Financial Instruments
Futures Contracts - Assets	$72,110	$—	$—	$72,110

California Fund
Financial Instruments
Municipal Bonds	$—	$348,508,913	$—	$348,508,913
Mutual Funds	8,684,239	—	—	8,684,239
Total	$8,684,239	$348,508,913	$—	$357,193,152

Other Financial Instruments
Futures Contracts - Assets	$178,559	$—	$—	$178,559

Georgia Fund
Financial Instruments
Municipal Bonds	$—	$74,600,635	$—	$74,600,635
Mutual Funds	2,530,456	—	—	2,530,456
Total	$2,530,456	$74,600,635	$—	$77,131,091

Other Financial Instruments
Futures Contracts - Assets	$34,338	$—	$—	$34,338

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Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
Maryland Fund
Financial Instruments
Municipal Bonds	$—	$88,281,181	$—	$88,281,181
Mutual Funds	205,474	—	—	205,474
Total	$205,474	$88,281,181	$—	$88,486,655

Other Financial Instruments
Futures Contracts - Assets	$41,206	$—	$—	$41,206

Massachusetts Fund
Financial Instruments
Municipal Bonds	$—	$239,424,612	$—	$239,424,612
Mutual Funds	2,809,625	—	—	2,809,625
Total	$2,809,625	$239,424,612	$—	$242,234,237

Other Financial Instruments
Futures Contracts - Assets	$106,447	$—	$—	$106,447

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Certain funds use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the funds were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of the funds’ derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2017 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative Contracts	Asset Derivatives
Arkansas Fund	Interest Rate	Interest Rate Futures	$72,110
California Fund	Interest Rate	Interest Rate Futures	178,559
Georgia Fund	Interest Rate	Interest Rate Futures	34,338
Maryland Fund	Interest Rate	Interest Rate Futures	41,206
Massachusetts Fund	Interest Rate	Interest Rate Futures	106,447

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the funds’ Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the funds for the six months ended September 30, 2017 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
Arkansas Fund	Interest Rate	$72,110
California Fund	Interest Rate	178,559
Georgia Fund	Interest Rate	34,338
Maryland Fund	Interest Rate	41,206
Massachusetts Fund	Interest Rate	106,447

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one

78

Notes to Financial Statements (unaudited) – continued

party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The funds may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – Certain funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2017, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

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Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/17	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Ordinary income (including any short-term capital gains)	$132,014	$243,704	$97,392	$596	$152,555	$6,322
Tax-exempt income	1,935,370	5,017,341	11,167,903	2,043,425	2,856,981	8,482,288
Total distributions	$2,067,384	$5,261,045	$11,265,295	$2,044,021	$3,009,536	$8,488,610

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/17	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Cost of investments	$58,474,654	$155,231,336	$332,670,140	$73,510,353	$84,093,191	$225,293,544
Gross appreciation	3,192,923	7,928,732	24,818,617	3,822,472	4,676,768	17,391,170
Gross depreciation	(131,405)	(450,511)	(295,605)	(201,734)	(283,304)	(450,477)
Net unrealized appreciation (depreciation)	$3,061,518	$7,478,221	$24,523,012	$3,620,738	$4,393,464	$16,940,693
As of 3/31/17
Undistributed ordinary income	22,206	26,508	68,518	5,087	9,357	261,182
Undistributed tax-exempt income	198,174	435,582	969,886	163,325	505,986	545,368
Capital loss carryforwards	(1,886,741)	(6,446,337)	(9,904,851)	(2,155,950)	(3,700,788)	(7,389,242)
Other temporary differences	(192,335)	(416,842)	(1,008,323)	(191,669)	(277,786)	(760,820)
Net unrealized appreciation (depreciation)	2,448,083	5,171,033	20,152,453	3,012,706	3,814,006	16,315,626

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (”post-enactment losses“). Previously, net capital losses were carried forward for eight years and treated as short-term losses (”pre-enactment losses“). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2017, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
3/31/18	$—	$—	$—	$(153,718)	$—	$—
3/31/19	(674,377)	(197,659)	(2,804,636)	(266,409)	(579,646)	(488,562)
Total	$(674,377)	$(197,659)	$(2,804,636)	$(420,127)	$(579,646)	$(488,562)

Post-enactment losses which are characterized as follows:
Short-Term	$(701,516)	$(2,507,720)	$(4,644,978)	$(1,120,401)	$(1,707,582)	$(4,819,532)
Long-Term	(510,848)	(3,740,958)	(2,455,237)	(615,422)	(1,413,560)	(2,081,148)
Total	$(1,212,364)	$(6,248,678)	$(7,100,215)	$(1,735,823)	$(3,121,142)	$(6,900,680)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net

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Notes to Financial Statements (unaudited) – continued

assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	Alabama Fund		Arkansas Fund		California Fund
	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17
Class A	$889,612	$1,958,819	$2,166,203	$4,912,832	$4,819,301	$9,255,812
Class B	5,189	15,243	62,283	155,180	37,455	81,828
Class C	—	—	—	—	468,873	925,440
Class I	115,952	93,322	176,028	193,033	868,980	1,002,215
Class R6	301	—	255	—	313	—
Total	$1,011,054	$2,067,384	$2,404,769	$5,261,045	$6,194,922	$11,265,295

	Georgia Fund		Maryland Fund		Massachusetts Fund
	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17
Class A	$1,005,990	$1,879,136	$1,401,433	$2,886,657	$3,838,801	$7,962,405
Class B	11,447	28,679	21,956	49,817	33,872	83,331
Class I	146,289	136,206	135,216	73,062	539,964	442,874
Class R6	280	—	307	—	338	—
Total	$1,164,006	$2,044,021	$1,558,912	$3,009,536	$4,412,975	$8,488,610

(i)	For the period from the inception of Class R6, August 1, 2017, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2017, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,417	$6,523	$13,719	$2,931	$3,536	$9,496

The management fee incurred for the six months ended September 30, 2017 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	Alabama Fund	Georgia Fund	Maryland Fund
Class A	0.90%	0.90%	0.83%
Class B	1.65%	1.65%	1.58%
Class I	0.65%	0.65%	0.58%
Class R6	0.59%	0.60%	0.53%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2018. For the six months ended September 30, 2017, these reductions amounted to $51,642 for the Alabama Fund, $42,268 for the Georgia Fund, and $73,018 for the Maryland Fund and are included in the reduction of total expenses in the Statements of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2017, as its portion of the initial sales charge on sales of Class A shares of each fund:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$2,335	$7,557	$10,400	$3,600	$2,384	$6,803

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

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Notes to Financial Statements (unaudited) – continued

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	—	0.25%	0.25%	0.25%	$67,641
Arkansas Fund	—	0.25%	0.25%	0.10%	184,501
California Fund	—	0.25%	0.25%	0.10%	329,713
Georgia Fund	—	0.25%	0.25%	0.25%	80,532
Maryland Fund	—	0.25%	0.25%	0.24%	100,611
Massachusetts Fund	—	0.25%	0.25%	0.23%	262,375

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Alabama Fund	0.75%	0.25%	1.00%	1.00%	$2,032
Arkansas Fund	0.75%	0.25%	1.00%	0.85%	28,469
California Fund	0.75%	0.25%	1.00%	0.87%	12,909
Georgia Fund	0.75%	0.25%	1.00%	1.00%	4,775
Maryland Fund	0.75%	0.25%	1.00%	1.00%	8,069
Massachusetts Fund	0.75%	0.25%	1.00%	1.00%	11,721

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
California Fund	0.75%	0.25%	1.00%	1.00%	$169,985

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Total Distribution and Service Fees	$69,673	$212,970	$512,607	$85,307	$108,680	$274,096

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2017, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$734	$171	$2,339	$228	$2,764	$24,983
Class B	—	—	10	—	—	3
Class C	N/A	N/A	1	N/A	N/A	N/A

Arkansas Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018. For the six months ended September 30, 2017, this reduction amounted to $110,701 and is included in the reduction of total expenses in the Statements of Operations. Prior to July 28, 2017, the service fee rate attributable to Class B shares within the first year of purchase was 0.25% and the service fee rate attributable to all other Class B shares was reduced by MFD to 0.10% under a written agreement that terminated on July 27, 2017. For the period April 1, 2017 to July 27, 2017, this reduction amounted to $2,718 and is included in the reduction of total expenses in the Statements of Operations. Effective July 28, 2017, MFD has agreed in writing to reduce the Class B service fee rate to 0.10% for all Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018. For the period July 28, 2017 to September 30, 2017, this reduction amounted to $1,462 and is included in the reduction of total expenses in the Statements of Operations.

California Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2018. For the six months ended September 30, 2017, this reduction amounted to $197,829 and is included in the reduction of total expenses in the Statements of Operations. Prior to July 28, 2017, the service fee rate attributable to Class B shares within the first year of purchase was 0.25% and the service fee rate attributable to all other Class B shares was reduced by MFD to 0.10% under a written agreement that terminated on July 27, 2017. For the period April 1, 2017 to July 27, 2017, this reduction amounted to $1,063 and is included in the reduction of total expenses in the Statements of Operations. Effective July 28, 2017, MFD

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Notes to Financial Statements (unaudited) – continued

has agreed in writing to reduce the Class B service fee rate to 0.10% for all Class B shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018. For the period July 28, 2017 to September 30, 2017, this reduction amounted to $660 and is included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2017, were as follows:

CDSC Imposed	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Class A	$1,998	$—	$600	$501	$—	$—
Class B	1,502	1,321	1,694	959	511	2,547
Class C	N/A	N/A	1,171	N/A	N/A	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2017, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Expenses paid	$1,801	$3,626	$11,085	$2,257	$6,773	$11,578
Percentage of average daily net assets	0.0059%	0.0044%	0.0064%	0.0061%	0.0151%	0.0096%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$23,910	$67,911	$140,896	$24,486	$29,694	$86,942

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2017 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Percentage of average daily net assets	0.0316%	0.0220%	0.0190%	0.0289%	0.0268%	0.0202%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2017 and were as follows:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$165	$179	$443	$177	$373	$381

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$1,853	$1,774	$6,867	$2,095	$4,232	$4,201

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole

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Notes to Financial Statements (unaudited) – continued

member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2017, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
$55	$143	$292	$61	$80	$206

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
Alabama Fund	Class I	5,030	$51,055
Arkansas Fund	Class I	5,024	50,992
California Fund	Class I	5,022	51,321
Georgia Fund	Class I	5,027	51,074
Maryland Fund	Class I	5,031	51,066
Massachusetts Fund	Class I	5,031	51,112

On July 31, 2017, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Alabama Fund	Class R6	5,123	$50,000
Arkansas Fund	Class R6	5,112	50,000
California Fund	Class R6	5,113	50,000
Georgia Fund	Class R6	5,092	50,000
Maryland Fund	Class R6	5,097	50,000
Massachusetts Fund	Class R6	5,118	50,000

At September 30, 2017, MFS held 100% of the outstanding shares of Class R6 for each fund.

(4)	Portfolio Securities

For the six months ended September 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Purchases	$3,526,752	$14,630,453	$55,054,098	$10,402,683	$11,941,776	$35,714,869
Sales	$4,013,773	$12,255,259	$39,269,382	$3,635,896	$11,174,498	$28,535,816

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Alabama Fund				Arkansas Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	405,534	$4,158,008	1,202,064	$12,518,769	726,898	$7,149,821	2,394,543	$23,780,968
Class B	2,697	27,661	6,066	63,913	2	10	16,605	166,391
Class I	134,917	1,316,675	699,676	6,860,945	234,434	2,283,772	1,278,644	12,616,997
Class R6	5,123	50,000	—	—	5,113	50,000	—	—
	548,271	$5,552,344	1,907,806	$19,443,627	966,447	$9,483,603	3,689,792	$36,564,356

84

Notes to Financial Statements (unaudited) – continued

	Alabama Fund – continued				Arkansas Fund – continued
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	75,109	$768,624	162,468	$1,679,790	203,474	$2,002,089	454,081	$4,515,454
Class B	423	4,333	1,272	13,171	6,153	60,603	15,208	151,413
Class I	9,220	89,937	5,829	56,795	13,329	130,249	11,642	114,074
Class R6	31	301	—	—	26	255	—	—
	84,783	$863,195	169,569	$1,749,756	222,982	$2,193,196	480,931	$4,780,941

Shares reacquired
Class A	(438,520)	$(4,483,100)	(1,088,170)	$(11,164,502)	(825,102)	$(8,117,244)	(3,793,119)	$(37,545,068)
Class B	(12,863)	(131,433)	(19,663)	(203,951)	(69,846)	(689,210)	(100,962)	(1,002,478)
Class I	(44,781)	(437,857)	(101,315)	(981,606)	(83,625)	(817,031)	(183,473)	(1,792,755)
	(496,164)	$(5,052,390)	(1,209,148)	$(12,350,059)	(978,573)	$(9,623,485)	(4,077,554)	$(40,340,301)

Net change
Class A	42,123	$443,532	276,362	$3,034,057	105,270	$1,034,666	(944,495)	$(9,248,646)
Class B	(9,743)	(99,439)	(12,325)	(126,867)	(63,691)	(628,597)	(69,149)	(684,674)
Class I	99,356	968,755	604,190	5,936,134	164,138	1,596,990	1,106,813	10,938,316
Class R6	5,154	50,301	—	—	5,139	50,255	—	—
	136,890	$1,363,149	868,227	$8,843,324	210,856	$2,053,314	93,169	$1,004,996

	California Fund				Georgia Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	4,498,602	$27,205,384	8,748,031	$53,199,960	728,874	$7,873,373	1,263,150	$13,785,744
Class B	6,029	36,282	77,190	478,408	49	539	10,899	118,935
Class C	429,348	2,607,394	1,131,193	6,982,755	—	—	—	—
Class I	1,280,269	12,598,026	5,871,251	58,259,540	364,118	3,570,108	919,939	9,121,055
Class R6	5,081	50,001	—	—	5,091	50,000	—	—
	6,219,329	$42,497,087	15,827,665	$118,920,663	1,098,132	$11,494,020	2,193,988	$23,025,734

Shares issued to shareholders in reinvestment of distributions
Class A	701,152	$4,237,725	1,310,447	$7,978,939	85,981	$929,233	154,931	$1,689,184
Class B	5,816	35,153	12,414	75,598	927	10,049	2,318	25,389
Class C	68,054	412,733	127,649	779,337	—	—	—	—
Class I	53,555	526,846	42,757	420,130	12,227	119,880	9,750	95,551
Class R6	32	313	—	—	29	280	—	—
	828,609	$5,212,770	1,493,267	$9,254,004	99,164	$1,059,442	166,999	$1,810,124

Shares reacquired
Class A	(2,231,479)	$(13,479,031)	(13,680,386)	$(83,297,518)	(335,784)	$(3,631,809)	(1,224,697)	$(13,368,022)
Class B	(68,741)	(415,771)	(150,118)	(904,953)	(27,749)	(300,878)	(27,279)	(297,686)
Class C	(689,630)	(4,183,312)	(1,047,074)	(6,306,663)	—	—	—	—
Class I	(475,452)	(4,659,900)	(1,542,540)	(15,004,661)	(93,522)	(918,880)	(165,401)	(1,619,593)
	(3,465,302)	$(22,738,014)	(16,420,118)	$(105,513,795)	(457,055)	$(4,851,567)	(1,417,377)	$(15,285,301)

85

Notes to Financial Statements (unaudited) – continued

	California Fund – continued				Georgia Fund – continued
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	2,968,275	$17,964,078	(3,621,908)	$(22,118,619)	479,071	$5,170,797	193,384	$2,106,906
Class B	(56,896)	(344,336)	(60,514)	(350,947)	(26,773)	(290,290)	(14,062)	(153,362)
Class C	(192,228)	(1,163,185)	211,768	1,455,429	—	—	—	—
Class I	858,372	8,464,972	4,371,468	43,675,009	282,823	2,771,108	764,288	7,597,013
Class R6	5,113	50,314	—	—	5,120	50,280	—	—
	3,582,636	$24,971,843	900,814	$22,660,872	740,241	$7,701,895	943,610	$9,550,557

	Maryland Fund				Massachusetts Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	209,187	$2,274,069	1,500,986	$16,370,710	1,331,017	$14,830,209	3,060,263	$34,447,208
Class B	10,702	116,280	8,889	99,358	9,514	106,211	10,371	117,463
Class I	233,066	2,284,518	727,713	7,126,685	1,078,945	10,522,059	2,712,107	26,716,998
Class R6	5,097	50,000	—	—	5,117	50,000	—	—
	458,052	$4,724,867	2,237,588	$23,596,753	2,424,593	$25,508,479	5,782,741	$61,281,669

Shares issued to shareholders in reinvestment of distributions
Class A	106,051	$1,153,259	213,763	$2,345,726	298,601	$3,328,024	605,516	$6,827,590
Class B	1,825	19,833	3,980	43,707	2,633	29,394	6,577	74,328
Class I	11,334	111,174	4,585	44,922	41,283	402,813	25,150	245,651
Class R6	31	307	—	—	35	338	—	—
	119,241	$1,284,573	222,328	$2,434,355	342,552	$3,760,569	637,243	$7,147,569

Shares reacquired
Class A	(475,696)	$(5,175,314)	(1,647,823)	$(17,882,772)	(1,708,892)	$(19,034,185)	(4,714,104)	$(52,832,375)
Class B	(12,299)	(133,509)	(40,320)	(440,084)	(43,444)	(484,591)	(69,854)	(783,967)
Class I	(98,030)	(960,457)	(74,221)	(724,964)	(290,146)	(2,830,058)	(309,243)	(3,003,137)
	(586,025)	$(6,269,280)	(1,762,364)	$(19,047,820)	(2,042,482)	$(22,348,834)	(5,093,201)	$(56,619,479)

Net change
Class A	(160,458)	$(1,747,986)	66,926	$833,664	(79,274)	$(875,952)	(1,048,325)	$(11,557,577)
Class B	228	2,604	(27,451)	(297,019)	(31,297)	(348,986)	(52,906)	(592,176)
Class I	146,370	1,435,235	658,077	6,446,643	830,082	8,094,814	2,428,014	23,959,512
Class R6	5,128	50,307	—	—	5,152	50,338	—	—
	(8,732)	$(259,840)	697,552	$6,983,288	724,663	$6,920,214	1,326,783	$11,809,759

(i)	For the period from the inception of Class R6, August 1, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal

86

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2017, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Alabama Fund	Arkansas Fund	California Fund	Georgia Fund	Maryland Fund	Massachusetts Fund
Commitment Fee	$202	$542	$1,098	$228	$284	$767
Interest Expense	—	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2017, are as follows:

		Affiliated Issuer – MFS Institutional Money Market Portfolio
		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Alabama Fund		412,853	7,475,364	(6,286,436)	1,601,781
Arkansas Fund		2,038,348	16,687,640	(17,875,123)	850,865
California Fund		4,874,981	65,556,672	(61,747,414)	8,684,239
Georgia Fund		1,787,639	11,135,949	(10,393,132)	2,530,456
Maryland Fund		628,060	14,122,911	(14,545,497)	205,474
Massachusetts Fund		1,735,298	39,650,589	(38,576,262)	2,809,625

	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
Alabama Fund	$(11)	$20	$—	$3,880	$1,601,781
Arkansas Fund	147	72	—	8,341	850,865
California Fund	(222)	103	—	35,106	8,684,239
Georgia Fund	206	68	—	8,104	2,530,456
Maryland Fund	119	45	—	6,948	205,474
Massachusetts Fund	292	99	—	19,014	2,809,625

87

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

88

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

MFS Alabama Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

89

Board Review of Investment Advisory Agreement – continued

MFS Arkansas Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 4th quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustee’s approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS California Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, including more recent performance information, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

MFS Georgia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

90

Board Review of Investment Advisory Agreement – continued

MFS Maryland Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Massachusetts Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

91

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

92

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If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

September 30, 2017

MFS® MUNICIPAL SERIES TRUST

For the states of:

Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

MSTB-SEM

MFS® MUNICIPAL SERIES TRUST

For the states of: Mississippi, New York, North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over ongoing Brexit negotiations, most markets have proved resilient. Though the U.S. Federal Reserve has continued to gradually hike interest rates, U.S. share prices have reached new highs in recent months. However, rates in most developed markets remain very low, with major central banks outside of the U.S. just now beginning to contemplate curbing accommodative monetary policies.

Globally, we’ve experienced a year-long synchronized upturn in economic growth. Despite better growth, there are few immediate signs of worrisome inflation amid muted wage gains around the world. Europe has benefited from diminishing event risks as populist challengers have fallen short of upsetting establishment candidates in both the Dutch and French elections. Emerging market economies, which have been boosted in part by a weaker U.S. dollar, are recovering despite lingering concerns over the potential for restrictive U.S. trade policies. Looking ahead, markets will have to contend with issues involving geopolitical hot spots on the Korean peninsula and in the Middle East, which could potentially lead to a clash of interests between the U.S. and other major powers such as China or Russia.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

November 15, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Mississippi Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	19.8%
State & Local Agencies	18.0%
General Obligations – General Purpose	14.0%
Healthcare Revenue – Hospitals	11.1%
General Obligations – Schools	9.2%

Composition including fixed income credit quality (a)(i)
AAA	2.5%
AA	51.7%
A	26.5%
BBB	8.8%
BB	1.9%
CCC	0.2%
D	2.9%
Not Rated	4.2%
Cash & Cash Equivalents	1.3%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	11.3 yrs.

Jurisdiction (i)
Mississippi	76.0%
Puerto Rico	5.4%
Guam	2.7%
Massachusetts	2.4%
Illinois	1.7%
California	1.7%
New York	1.6%
Wisconsin	1.1%
Michigan	1.1%
New Hampshire	0.9%
Tennessee	0.8%
Virginia	0.6%
Colorado	0.5%
Texas	0.5%
Kentucky	0.5%
Oklahoma	0.3%
Washington	0.3%
Florida	0.3%
New Jersey	0.2%
Pennsylvania	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS New York Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	17.1%
State & Local Agencies	10.9%
Healthcare Revenue – Hospitals	9.6%
Tax Assessment	8.9%
Miscellaneous Revenue – Other	7.4%

Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	27.9%
A	31.4%
BBB	17.7%
BB	3.3%
B	0.6%
CCC	0.5%
CC (o)	0.0%
D	2.9%
Not Rated	6.6%
Cash & Cash Equivalents	1.7%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	16.4 yrs.

Jurisdiction (i)
New York	81.9%
Puerto Rico	5.5%
Guam	2.2%
Illinois	1.5%
Colorado	1.2%
Texas	0.9%
Florida	0.9%
Michigan	0.8%
California	0.6%
New Jersey	0.6%
Pennsylvania	0.5%
Wisconsin	0.4%
Ohio	0.4%
Washington	0.3%
Indiana	0.3%
Louisiana	0.2%
Mississippi	0.1%
New Hampshire (o)	0.0%
U.S. Treasury Securities (j)	(2.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.0)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS North Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	22.1%
Universities – Colleges	17.8%
State & Local Agencies	12.0%
Water & Sewer Utility Revenue	9.7%
Airport Revenue	6.6%

Composition including fixed income credit quality (a)(i)
AAA	8.1%
AA	39.2%
A	30.0%
BBB	10.3%
BB	1.1%
CCC	0.5%
CC (o)	0.0%
D	2.6%
Not Rated	6.0%
Cash & Cash Equivalents	2.2%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	13.6 yrs.

Jurisdiction (i)
North Carolina	73.3%
Puerto Rico	6.4%
New York	2.3%
Pennsylvania	2.2%
California	2.1%
Illinois	1.8%
Guam	1.7%
Tennessee	0.9%
Michigan	0.9%
Texas	0.8%
Wisconsin	0.7%
Florida	0.6%
Virginia	0.6%
New Hampshire	0.6%
New Jersey	0.6%
Colorado	0.5%
Ohio	0.4%
Oklahoma	0.3%
Indiana	0.3%
Washington	0.3%
Louisiana	0.3%
U.S. Virgin Islands	0.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Pennsylvania Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Universities – Colleges	18.2%
Healthcare Revenue – Hospitals	17.8%
General Obligations – Schools	9.0%
Water & Sewer Utility Revenue	8.2%
General Obligations – General Purpose	7.1%

Composition including fixed income credit quality (a)(i)
AAA	0.1%
AA	15.3%
A	47.2%
BBB	21.5%
BB	4.8%
B	0.6%
CCC	0.4%
D	2.6%
Not Rated	5.4%
Cash & Cash Equivalents	0.2%
Other	1.9%

Portfolio facts (i)
Average Duration (d)	5.9
Average Effective Maturity (m)	14.8 yrs.

Jurisdiction (i)
Pennsylvania	82.3%
Puerto Rico	4.9%
Illinois	2.6%
Guam	1.7%
Michigan	1.3%
California	1.2%
Florida	0.8%
Colorado	0.8%
Tennessee	0.8%
Texas	0.8%
Kentucky	0.7%
New Jersey	0.6%
Wisconsin	0.4%
Indiana	0.3%
Louisiana	0.3%
Georgia	0.3%
New Hampshire (o)	0.0%
U.S. Treasury Securities (j)	(1.9)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (1.9)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS South Carolina Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	18.1%
Water & Sewer Utility Revenue	15.6%
State & Local Agencies	11.1%
Utilities – Municipal Owned	8.7%
Universities – Colleges	7.1%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	29.5%
A	49.5%
BBB	7.9%
BB	0.7%
B	0.5%
CCC	0.1%
D	3.2%
Not Rated	1.8%
Cash & Cash Equivalents	0.4%
Other	2.0%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	12.8 yrs.

Jurisdiction (i)
South Carolina	77.7%
Puerto Rico	5.9%
Illinois	1.9%
California	1.9%
Pennsylvania	1.7%
Guam	1.6%
Michigan	1.3%
New York	1.1%
Kentucky	0.9%
Tennessee	0.9%
Florida	0.7%
Texas	0.6%
Colorado	0.5%
New Hampshire	0.5%
Virginia	0.5%
Nebraska	0.4%
Indiana	0.4%
Wisconsin	0.3%
New Jersey	0.2%
Georgia	0.2%
Washington	0.2%
Louisiana	0.2%
Ohio (o)	0.0%
U.S. Treasury Securities (j)	(2.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(j)	For the purpose of managing the fund’s duration, the fund holds short treasury futures with a bond equivalent exposure of (2.0)%, which reduce the fund’s interest rate exposure but not its credit exposure.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Tennessee Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	19.2%
State & Local Agencies	14.1%
General Obligations – General Purpose	11.4%
Utilities – Municipal Owned	9.4%
Water & Sewer Utility Revenue	7.5%

Composition including fixed income credit quality (a)(i)
AAA	4.4%
AA	44.4%
A	26.7%
BBB	12.5%
BB	1.3%
CCC	0.2%
D	3.1%
Not Rated	6.9%
Cash & Cash Equivalents	0.5%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	12.6 yrs.

Jurisdiction (i)
Tennessee	78.2%
Puerto Rico	5.5%
Guam	3.2%
New York	2.5%
Pennsylvania	1.8%
Illinois	1.4%
Wisconsin	1.1%
Kentucky	1.1%
Florida	1.1%
Virgin Islands	1.0%
New Jersey	0.5%
New Hampshire	0.5%
Virginia	0.5%
Colorado	0.5%
Georgia	0.3%
Michigan	0.1%
Texas	0.1%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Water & Sewer Utility Revenue	15.5%
State & Local Agencies	12.2%
Healthcare Revenue – Hospitals	13.3%
Universities – Colleges	8.9%
General Obligations – General Purpose	8.7%

Composition including fixed income credit quality (a)(i)
AAA	14.7%
AA	42.5%
A	19.7%
BBB	9.8%
BB	1.3%
B	1.7%
CCC	0.3%
CC (o)	0.0%
D	3.0%
Not Rated	6.8%
Cash & Cash Equivalents	1.9%
Other	(1.7)%

Portfolio facts (i)
Average Duration (d)	5.6
Average Effective Maturity (m)	12.7 yrs.

Jurisdiction (i)
Virginia	75.4%
Puerto Rico	6.5%
District of Columbia	4.6%
Illinois	2.2%
Guam	1.8%
Pennsylvania	1.5%
New York	1.5%
Tennessee	1.2%
Ohio	0.9%
Michigan	0.8%
Connecticut	0.5%
Colorado	0.5%
California	0.4%
Texas	0.4%
Wisconsin	0.3%
Washington	0.3%
Louisiana	0.3%
New Hampshire	0.2%
New Jersey	0.2%
Massachusetts	0.2%
Indiana	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and/or the leverage created through the issuance of self-deposited inverse floaters and may be negative.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS West Virginia Municipal Bond Fund

Portfolio structure (i)

Top five industries (i)
Healthcare Revenue – Hospitals	16.2%
Universities – Colleges	15.4%
Water & Sewer Utility Revenue	14.3%
Miscellaneous Revenue – Other	14.1%
General Obligations – Schools	10.2%

Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	28.2%
A	55.1%
BBB	5.0%
BB	0.2%
D	2.8%
Not Rated	7.9%
Cash & Cash Equivalents (o)	(0.0)%

Portfolio facts (i)
Average Duration (d)	5.1
Average Effective Maturity (m)	13.0 yrs.

Jurisdiction (i)
West Virginia	75.9%
Puerto Rico	5.5%
Guam	3.0%
New York	2.9%
Illinois	2.3%
California	1.9%
Florida	1.3%
Massachusetts	1.1%
Tennessee	1.1%
Kentucky	1.0%
Virgin Islands	0.9%
Michigan	0.9%
Texas	0.6%
Washington	0.5%
Utah	0.5%
Indiana	0.3%
New Jersey	0.2%
Mississippi	0.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts.

Percentages are based on net assets as of September 30, 2017.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, April 1, 2017 through September 30, 2017

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2017 through September 30, 2017.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS MISSISSIPPI MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.83%	$1,000.00	$1,028.69	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.50%	$1,000.00	$1,025.24	$7.62
	Hypothetical (h)	1.50%	$1,000.00	$1,017.55	$7.59
I	Actual	0.73%	$1,000.00	$1,030.22	$3.72
	Hypothetical (h)	0.73%	$1,000.00	$1,021.41	$3.70
R6	Actual (i)	0.67%	$1,000.00	$1,004.59	$1.12
	Hypothetical (h)	0.67%	$1,000.00	$1,021.71	$3.40

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Mississippi Municipal Bond Fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.48%, $7.51, and $7.49 for Class B, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS NEW YORK MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.88%	$1,000.00	$1,033.04	$4.48
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.64%	$1,000.00	$1,030.14	$8.35
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
C	Actual	1.64%	$1,000.00	$1,029.16	$8.34
	Hypothetical (h)	1.64%	$1,000.00	$1,016.85	$8.29
I	Actual	0.64%	$1,000.00	$1,034.15	$3.26
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24
R6	Actual (i)	0.59%	$1,000.00	$1,004.18	$0.99
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS New York Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.86%	$1,000.00	$1,027.02	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.62%	$1,000.00	$1,022.29	$8.21
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
C	Actual	1.62%	$1,000.00	$1,022.27	$8.21
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.61%	$1,000.00	$1,028.25	$3.10
	Hypothetical (h)	0.61%	$1,000.00	$1,022.01	$3.09
R6	Actual (i)	0.54%	$1,000.00	$1,003.82	$0.90
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS North Carolina Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.80%	$1,000.00	$1,031.29	$4.07
	Hypothetical (h)	0.80%	$1,000.00	$1,021.06	$4.05
B	Actual	1.56%	$1,000.00	$1,028.37	$7.93
	Hypothetical (h)	1.56%	$1,000.00	$1,017.25	$7.89
I	Actual	0.70%	$1,000.00	$1,031.38	$3.56
	Hypothetical (h)	0.70%	$1,000.00	$1,021.56	$3.55
R6	Actual (i)	0.64%	$1,000.00	$1,005.23	$1.07
	Hypothetical (h)	0.64%	$1,000.00	$1,021.86	$3.24

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Pennsylvania Municipal Bond fund, changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 1.55%, $7.88, and $7.84 for Class B, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.84%	$1,000.00	$1,029.16	$4.27
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
B	Actual	1.59%	$1,000.00	$1,025.32	$8.07
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,030.45	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual (i)	0.52%	$1,000.00	$1,004.81	$0.87
	Hypothetical (h)	0.52%	$1,000.00	$1,022.46	$2.64

MFS TENNESSEE MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.88%	$1,000.00	$1,025.09	$4.47
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
B	Actual	1.63%	$1,000.00	$1,021.26	$8.26
	Hypothetical (h)	1.63%	$1,000.00	$1,016.90	$8.24
I	Actual	0.63%	$1,000.00	$1,026.96	$3.20
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R6	Actual (i)	0.55%	$1,000.00	$1,002.74	$0.92
	Hypothetical (h)	0.55%	$1,000.00	$1,022.31	$2.79

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Tables – continued

MFS VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.83%	$1,000.00	$1,026.43	$4.22
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20
B	Actual	1.59%	$1,000.00	$1,021.68	$8.06
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
C	Actual	1.59%	$1,000.00	$1,021.66	$8.06
	Hypothetical (h)	1.59%	$1,000.00	$1,017.10	$8.04
I	Actual	0.59%	$1,000.00	$1,027.10	$3.00
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R6	Actual (i)	0.51%	$1,000.00	$1,002.93	$0.85
	Hypothetical (h)	0.51%	$1,000.00	$1,022.51	$2.59

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS Virginia Municipal Bond Fund, expense ratios include 0.02% of investment related expenses from self-deposited inverse floaters (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

Expense Tables – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 4/01/17	Ending Account Value 9/30/17	Expenses Paid During Period (p) 4/01/17-9/30/17
A	Actual	0.86%	$1,000.00	$1,025.42	$4.37
	Hypothetical (h)	0.86%	$1,000.00	$1,020.76	$4.36
B	Actual	1.62%	$1,000.00	$1,021.53	$8.21
	Hypothetical (h)	1.62%	$1,000.00	$1,016.95	$8.19
I	Actual	0.62%	$1,000.00	$1,026.80	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,021.96	$3.14
R6	Actual (i)	0.54%	$1,000.00	$1,003.72	$0.90
	Hypothetical (h)	0.54%	$1,000.00	$1,022.36	$2.74

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 1, 2017, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 61/365 (to reflect the period from the commencement of the class’s investment operations, August 1, 2017, through September 30, 2017). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended September 30, 2017. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

For the MFS West Virginia Municipal Bond Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%

Issuer	Shares/Par	Value ($)
Airport Revenue - 0.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$115,000	$129,711
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	75,000	83,281
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	45,000	50,214
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	230,000	260,746
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	35,000	38,771
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	60,000	66,102
		$628,825
General Obligations - General Purpose - 13.8%
Canton, MS, Mississippi Development Bank Special Obligation, “A”, AGM, 5.75%, 10/01/2031 (Prerefunded 10/01/2021)	$625,000	$734,544
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	39,117
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	155,000	155,882
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	40,000	44,906
Gulfport, MI, AGM, 5%, 11/01/2024	500,000	595,505
Jackson County, MS, Development Bank Special Obligations, AGM, 5.25%, 3/01/2020	620,000	676,339
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,000,000	1,295,260
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2031	1,000,000	1,186,540
Mississippi Development Bank Special Obligation (Rankin County), 5%, 3/01/2032	1,000,000	1,180,160
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	150,000	163,125
State of California, 6%, 11/01/2039	700,000	769,888
State of Mississippi, “A”, 5%, 10/01/2028	1,000,000	1,202,660
State of Mississippi, “A”, 5%, 10/01/2033	1,000,000	1,203,400
State of Mississippi, “B”, 5%, 12/01/2033	1,000,000	1,188,410
State of Mississippi, “F”, 5%, 11/01/2029	850,000	1,016,524
State of Mississippi, Capital Improvement Projects, “A”, 5%, 10/01/2030 (Prerefunded 10/01/2021)	1,000,000	1,146,900
		$12,599,160

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 9.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$20,000	$23,155
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	20,000	23,084
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	15,000	17,286
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,507
Lamar County, MS, School District, 5%, 9/01/2031	1,095,000	1,246,745
Mississippi Development Bank Special Obligation (Canton Public School District), AGM, 5%, 12/01/2031	1,000,000	1,174,830
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2031	500,000	575,595
Mississippi Development Bank Special Obligation (Gulfport School District), BAM, 5%, 4/01/2032	500,000	577,220
Mississippi Development Bank Special Obligation (Hinds Community College District Capital Improvement Refunding Project), AGM, 4%, 10/01/2027	770,000	839,577
Mississippi Development Bank Special Obligation (Jackson Public School District Limited Tax Refunding Note Project) “B”, 5%, 10/01/2023	910,000	1,030,575
Mississippi Development Bank Special Obligation (Jackson Public School District), AGM, 5.375%, 4/01/2028 (Prerefunded 4/01/2018)	1,000,000	1,022,780
Mississippi Development Bank Special Obligation, (Mississippi Gulf Coast Community College District Facilities Construction and Refinancing Project), 5%, 12/01/2026	1,000,000	1,215,550
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, 0%, 7/01/2035	1,020,000	553,758
		$8,311,662
Healthcare Revenue - Hospitals - 10.9%
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	$500,000	$578,155
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	325,000	360,392
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	380,000	431,915
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. , 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	68,155

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	$20,000	$22,057
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6.75%, 10/01/2036	500,000	559,845
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,000,000	1,130,750
Mississippi Hospital Equipment & Facilities Authority Rev. (Clay County Medical Corp.), 5%, 10/01/2039	2,105,000	2,253,297
Mississippi Hospital Equipment & Facilities Authority Rev. (Delta Regional Medical Center), FHA, 5%, 2/01/2035	1,000,000	1,002,340
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital), 5.25%, 1/01/2029	1,000,000	1,061,490
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.5%, 4/01/2019	250,000	250,220
Mississippi Hospital Equipment & Facilities Authority Rev., Refunding & Improvement, (Southwest Regional Medical Center), 5.75%, 4/01/2023	250,000	250,120
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	215,000	235,907
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	550,000	604,846
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	135,000	150,356
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	75,000	82,360
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	185,000	203,922
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	640,000	688,992
		$9,935,119
Industrial Revenue - Paper - 1.0%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 4/01/2022	$750,000	$868,928

Miscellaneous Revenue - Other - 0.2%
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$110,000	$127,049

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$85,000	$98,158
		$225,207
Multi-Family Housing Revenue - 1.1%
Mississippi Home Corp., Multifamily Rev. (Providence Place of Senatobia LLC), GNMA, 5.35%, 8/20/2048	$1,000,000	$1,039,400

Sales & Excise Tax Revenue - 3.9%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$640,000	$707,328
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	450,000	493,196
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	295,000	311,883
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	595,000	647,538
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	750,000	961,590
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040(a)(d)	240,000	127,800
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	295,000	36,730
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	185,000	45,836
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	50,000	10,461
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,030,000	204,177
		$3,546,539
Single Family Housing - State - 1.1%
Mississippi Home Corp. Rev., Single Family Rev., “A-2 ”, GNMA, 5.625%, 6/01/2039	$100,000	$100,780
Mississippi Home Corp., Homeownership Mortgage Rev., “A”, 4.55%, 12/01/2031	890,000	925,600
		$1,026,380
State & Local Agencies - 17.8%
Forest County, MS, Development Bank Special Obligation (Public Improvement Project), ASSD GTY, 5%, 3/01/2029 (Prerefunded 3/01/2019)	$750,000	$792,112
Jackson County, MS, Development Bank Special Obligations, ASSD GTY, 5.625%, 7/01/2039	1,000,000	1,067,670
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	190,000	208,308
Mississippi Development Bank Special Obligation, ASSD GTY, 4.75%, 10/01/2028	270,000	286,762

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
Mississippi Development Bank Special Obligation (Capital Projects), AGM, 5%, 7/01/2028	$640,000	$642,042
Mississippi Development Bank Special Obligation (Department of Corrections), “C”, 5.25%, 8/01/2027 (Prerefunded 8/01/2020)	1,000,000	1,115,910
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2023	345,000	386,514
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2024	360,000	401,508
Mississippi Development Bank Special Obligation (Department of Rehabilitation Services Capital Improvement Project), AGM, 5%, 7/01/2025	380,000	421,770
Mississippi Development Bank Special Obligation (Desoto County Highway Construction), AMBAC, 4.75%, 1/01/2035 (Prerefunded 1/01/2018)	500,000	504,975
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2029	500,000	565,395
Mississippi Development Bank Special Obligation (Desoto County Mississippi Highway Construction Project), 5%, 1/01/2030	500,000	564,340
Mississippi Development Bank Special Obligation (Harrison County), ASSD GTY, 4.75%, 10/01/2028 (Prerefunded 10/01/2019)	850,000	911,990
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5%, 7/01/2022	500,000	560,750
Mississippi Development Bank Special Obligation (Jackson County), ASSD GTY, 5.375%, 7/01/2036	500,000	548,660
Mississippi Development Bank Special Obligation (Laurel, MS, Highway Refunding Project), “B”, 4%, 1/01/2022	735,000	805,369
Mississippi Development Bank Special Obligation (Montfort Jones Memorial Hospital Project), 5.75%, 5/01/2036	500,000	547,690
Mississippi Development Bank Special Obligation (Southaven Water & Sewer System Project), 5%, 2/01/2029 (Prerefunded 2/01/2018)	1,000,000	1,013,780
Mississippi Development Bank Special Obligation (Washington County Regional Correctional Facility), ASSD GTY, 4.75%, 7/01/2031	1,200,000	1,297,296
Mississippi Development Bank Special Obligation, (Biloxi, Mississippi Refunding Project), BAM, 5%, 11/01/2027	1,090,000	1,292,424
Mississippi Development Bank Special Obligation, (Mississippi Department of Corrections Walnut Grove Correctional Facility Refunding Bonds Project), 5%, 8/01/2027	1,500,000	1,831,350

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	$390,000	$451,702
		$16,218,317
Tax - Other - 2.5%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$125,000	$136,489
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	40,000	43,890
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	510,000	510,928
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	315,000	338,342
State of Mississippi, Gaming Tax Rev., “E”, 5%, 10/15/2030	750,000	886,492
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	275,000	319,487
		$2,235,628
Tobacco - 0.5%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$420,000	$475,688

Toll Roads - 0.6%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$160,000	$181,496
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	310,000	344,531
		$526,027
Transportation - Special Tax - 3.7%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2033	$1,135,000	$1,305,330
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	10,000	10,014
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	910,000	934,233
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	255,000	271,108
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	545,000	581,455
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	5,000	4,891
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	20,000	18,726

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	$35,000	$31,263
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	165,000	186,335
		$3,343,355
Universities - Colleges - 19.6%
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.125%, 9/01/2034 (Prerefunded 9/01/2019)	$1,000,000	$1,077,600
Alcorn State University Educational Building Corp., Student Housing Rev., “A”, 5.25%, 9/01/2039 (Prerefunded 9/01/2019)	920,000	993,573
Jackson State University, Educational Building Corp. Rev., “A-1”, 5%, 3/01/2034	1,500,000	1,613,745
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	920,000	1,183,157
Medical Center, Educational Building Corp. Rev. (University of Mississippi Medical Center), “B”, AMBAC, 5.5%, 12/01/2023	1,000,000	1,121,930
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2027	400,000	479,396
Mississippi State University, Educational Building Corp. Rev. (Campus Improvement Project), 5%, 11/01/2028	350,000	416,297
Mississippi State University, Educational Building Corp. Rev. (Mississippi State University Refunding and Improvements Project), 5.25%, 8/01/2038	1,000,000	1,166,240
Mississippi State University, Educational Building Corp. Rev. (Residence Hall Construction and Refunding Project), 5%, 8/01/2036	1,585,000	1,762,425
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	590,000	797,125
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	15,000	15,008
S.M. Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 9/01/2035	1,000,000	1,162,320
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2029	500,000	600,015
University of Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 10/01/2030	500,000	597,235
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “A”, 5%, 10/01/2033 (Prerefunded 10/01/2018)	1,500,000	1,560,960
University of Mississippi, Educational Building Corp. Rev. (Residential College Project), “C”, 4.75%, 11/01/2034 (Prerefunded 11/01/2019)	715,000	769,304

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
University of Southern Mississippi, COP (Parking Facilities Project), ASSD GTY , 5.125%, 9/15/2039 (Prerefunded 9/15/2019)	$490,000	$528,548
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project) “A”, 5%, 3/01/2028	1,745,000	2,060,653
		$17,905,531
Universities - Dormitories - 1.5%
Mississippi Business Finance Corp., Rev. (Statesman Housing LLC Project), “A”, 4.75%, 6/01/2039 (Prerefunded 6/01/2019)	$1,000,000	$1,061,100
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	130,000	141,142
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	145,000	159,120
		$1,361,362
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$370,000	$410,189

Utilities - Municipal Owned - 2.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$315,000	$353,691
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	75,000	83,015
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	85,000	93,526
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	155,000	167,262
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY , 4.7%, 7/01/2027 (Prerefunded 7/01/2019)	155,000	164,925
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY , 4.75%, 7/01/2028 (Prerefunded 7/01/2019)	100,000	106,490
Mississippi Development Bank Special Obligation (Columbus Electric Systems Project), ASSD GTY , 4.85%, 7/01/2029 (Prerefunded 7/01/2019)	485,000	517,320
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), AGM, 5%, 3/01/2035	500,000	562,830
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	15,000	15,012
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	80,000	80,064
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	10,000	10,008

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - continued
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	$60,000	$60,059
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	95,000	100,713
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,624
		$2,325,539
Utilities - Other - 0.8%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$375,000	$402,506
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	185,000	208,689
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	95,000	108,875
		$720,070
Water & Sewer Utility Revenue - 5.7%
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	$30,000	$32,426
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	285,000	302,379
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	145,000	154,619
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	30,000	32,969
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	30,000	32,497
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	2,000,000	2,238,240
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	25,000	28,020

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	$30,000	$33,122
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	15,000	16,851
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	35,000	39,114
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	750,000	956,227
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), “A”, AGM, 5%, 9/01/2023	1,220,000	1,372,110
		$5,238,574
Total Municipal Bonds (Identified Cost, $84,160,611)		$88,941,500

Investment Companies (h) - 1.4%
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $1,295,288)	1,295,289	$1,295,289

Other Assets, Less Liabilities - 1.1%		1,043,170
Net Assets - 100.0%		$91,279,959

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.9%
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	$450,000	$513,072
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	105,000	118,032
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	245,000	276,340
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	170,000	188,770
New York Transportation Development Corp., Special Facility Rev. (LaGuardia Airport Terminal B Project), “A”, 5.25%, 1/01/2050	2,000,000	2,222,440
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2028	650,000	729,066
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-Niagara International Airport), “A”, 5%, 4/01/2029	500,000	558,550
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	1,160,000	1,293,934
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	100,427
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	15,000	17,005
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	80,000	88,619
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	130,000	143,221
		$6,249,476
General Obligations - General Purpose - 6.2%
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	$45,000	$47,634
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	550,000	587,884
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	145,000	152,336
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	290,000	291,650
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	105,000	117,879
Nassau County, NY, General Improvement, “B”, 5%, 4/01/2023	1,820,000	2,136,516
Nassau County, NY, General Improvement, “B”, AGM, 5%, 4/01/2034	2,530,000	2,968,652
New York, NY, “B-1”, 5%, 12/01/2041	3,000,000	3,498,810

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
New York, NY, “E-1”, 6.25%, 10/15/2028 (Prerefunded 10/15/2018)	$960,000	$1,013,462
New York, NY, “E-1”, 6.25%, 10/15/2028	40,000	42,190
New York, NY, “J”, FGIC, 5.5%, 2/15/2026	5,000	5,019
Orange County, NY, Various Purposes, “A”, 2.25%, 3/15/2032	2,210,000	1,989,022
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	305,000	310,685
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	115,000	125,063
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	270,000	270,594
		$13,557,396
Healthcare Revenue - Hospitals - 9.5%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2026	$450,000	$520,101
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2027	300,000	343,242
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2029	590,000	666,730
Dutchess County, NY, Local Development Corp. Rev. (Health Quest Systems),“A”, 5%, 7/01/2044	1,000,000	1,100,870
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	215,000	229,302
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	245,000	259,259
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. , 6%, 8/01/2030 (Prerefunded 8/01/2020)	125,000	141,989
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	40,000	44,114
Monroe County, NY, Industrial Development Corp. Rev. (Rochester General Hospital Project), 5%, 12/01/2046	2,000,000	2,225,240
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2032	1,000,000	1,122,730
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	35,000	38,954
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	170,000	189,378

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Hospitals - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	$1,495,000	$1,581,725
New York Dormitory Authority Rev., Non-State Supported Debt (Hospital Special Surgery), FHA, 6.25%, 8/15/2034	1,975,000	2,167,345
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 7/01/2026	2,000,000	2,195,920
New York Dormitory Authority Rev., Non-State Supported Debt (NYU Hospitals Center), “A”, 5.5%, 7/01/2025 (Prerefunded 7/01/2020)	750,000	838,875
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 6.25%, 12/01/2037 (Prerefunded 12/01/2018)	750,000	796,792
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), “A”, 5%, 12/01/2035	800,000	875,696
New York, NY, Health & Hospital Corp. Rev., “A”, 5.5%, 2/15/2023	1,000,000	1,016,750
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	1,290,000	1,423,799
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028 (Prerefunded 7/01/2021)	145,000	165,344
Suffolk County, NY, Economic Development Corp. Rev. (Catholic Health Services of Long Island), 5%, 7/01/2028	855,000	936,122
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	165,000	181,191
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	395,000	435,401
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030 (Prerefunded 11/01/2020)	870,000	998,342
Westchester County, NY, Health Care Corp. Rev., “B”, “C-2”, 6%, 11/01/2030	130,000	143,679
		$20,638,890
Healthcare Revenue - Long Term Care - 2.4%
Brookhaven, NY, Local Development Corp. Rev. (Active Retirement Community, Inc. d/b/a/ Jefferson’s Ferry Project), 5.25%, 11/01/2036	$1,000,000	$1,133,540
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Orchard Park CCRC, Inc. Project), 5%, 11/15/2037	750,000	823,387
Suffolk County, NY, Economic Development Corp. Rev. (Peconic Landing at Southold, Inc.), 6%, 12/01/2040	1,000,000	1,090,400

Issuer	Shares/Par	Value ($)

Healthcare Revenue - Long Term Care - continued
Tompkins County, NY, Development Corp. Continuing Care Retirement Community Rev. (Kendal at Ithaca, Inc. Project), “A”, 5%, 7/01/2044	$1,000,000	$1,062,890
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	95,000	111,478
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	180,000	211,901
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	25,000	28,108
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	500,000	499,995
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	20,000	22,388
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	130,000	146,463
		$5,130,550
Human Services - 0.4%
New York Dormitory Authority Rev., Non- State Supported Debt (NYSARC, Inc.), “A”, 6%, 7/01/2032 (Prerefunded 7/01/2019)	$705,000	$766,046

Industrial Revenue - Airlines - 0.5%
New York Transportation Development Corp., Special Facility Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5%, 8/01/2031	$1,000,000	$1,068,150

Industrial Revenue - Environmental Services - 0.5%
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	$1,160,000	$1,161,230

Industrial Revenue - Other - 1.1%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,000,000	$1,278,920
Onondaga County, NY, Industrial Development Agency, Sewer Facilities Rev. (Bristol-Meyers Squibb Co.), 5.75%, 3/01/2024	1,000,000	1,215,650
		$2,494,570

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Industrial Revenue - Paper - 0.8%
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 4.5%, 1/01/2025	$1,200,000	$1,297,332
Essex County, NY, Industrial Development Agency, Pollution Control Rev. (International Paper Corp.), 6.15%, 4/01/2021	470,000	471,156
		$1,768,488
Miscellaneous Revenue - Entertainment & Tourism - 1.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 7/15/2040 (Prerefunded 1/15/2020)	$1,750,000	$1,958,635
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), “A”, 5%, 7/15/2042	2,000,000	2,234,500
		$4,193,135
Miscellaneous Revenue - Other - 7.3%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$205,000	$218,964
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	315,000	340,531
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	1,380,000	1,502,903
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	1,500,000	1,661,040
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	500,000	593,915
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	1,665,000	1,889,342
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	2,500,000	2,695,700
New York Liberty Development Corp., Liberty Rev. (World Trade Center Project), 5%, 11/15/2044	1,000,000	1,107,380
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	3,000,000	3,263,940
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	1,000,000	1,127,320
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,000,000	1,123,460
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	205,000	236,773

Issuer	Shares/Par	Value ($)

Miscellaneous Revenue - Other - continued
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	$170,000	$196,316
		$15,957,584
Multi-Family Housing Revenue - 2.8%
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	$385,000	$385,843
New York Housing Finance Agency Affordable Housing Rev., “D”, 5%, 11/01/2040	1,520,000	1,553,942
New York Housing Finance Agency Affordable Housing Rev., “D”, FNMA, 3.2%, 11/01/2046	545,000	529,871
New York Housing Finance Agency Rev., “A”, 5.1%, 8/15/2041	700,000	700,630
New York Housing Finance Agency Rev., “A”, 5.25%, 11/01/2041	1,000,000	1,047,830
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	750,000	782,692
New York, NY, City Housing Development Corp., Multifamily Housing Rev., “L-1”, 4.8%, 11/01/2035	1,000,000	1,034,960
		$6,035,768
Port Revenue - 1.6%
Port Authority of NY & NJ (194th Series), 5%, 10/15/2030	$1,000,000	$1,200,200
Port Authority of NY & NJ (205th Series), 5%, 11/15/2042	2,000,000	2,356,620
		$3,556,820
Sales & Excise Tax Revenue - 1.6%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	$1,000,000	$1,098,490
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	1,365,000	1,485,529
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	10,000	10,805
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	535,000	284,887
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	660,000	82,177
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	420,000	104,059
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	115,000	24,060
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,320,000	459,894
		$3,549,901

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Secondary Schools - 2.3%
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Charter School for Applied Technologies Project), “A”, 5%, 6/01/2035	$1,000,000	$1,079,500
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	750,000	693,660
Build NYC Resource Corp. Rev. (The Packer Collegiate Institute Project), 5%, 6/01/2040	675,000	758,511
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	535,000	597,788
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2034	450,000	518,404
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2035	500,000	575,295
Rensselaer County, NY, Industrial Development Agency, Civic Facility Rev. (Emma Willard School Refunding Project), 5%, 1/01/2036	645,000	739,841
		$4,962,999
State & Agency - Other - 0.2%
New York Dormitory Authority Rev. (State University), “B”, FGIC, 5.25%, 5/15/2019	$305,000	$314,394
New York Dormitory Authority Rev., City University System, AMBAC, 5.75%, 7/01/2018	175,000	180,346
		$494,740
State & Local Agencies - 10.7%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	$1,430,000	$1,153,037
Monroe County, NY, Industrial Development School Facility Rev. (Rochester Schools Modernization Project), 5%, 5/01/2032	1,000,000	1,202,510
Monroe County, NY, Industrial Development School Facility Rev. (Rochester Schools Modernization Project), 5%, 5/01/2033	1,000,000	1,195,010
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	30,000	34,292
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	30,000	34,058
New York City Educational Construction Fund Rev., “A”, 5.75%, 4/01/2033	1,860,000	2,130,016
New York Dormitory Authority Rev. (School Program), 6.25%, 7/01/2020	665,000	667,953
New York Dormitory Authority Rev., Non-State Supported Debt, “A”, 5%, 10/01/2020	2,000,000	2,226,820

Issuer	Shares/Par	Value ($)

State & Local Agencies - continued
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	$3,000,000	$3,474,630
New York Dormitory Authority Rev., State Personal Income Tax, “D”, 5%, 2/15/2040	830,000	934,597
New York Dormitory Authority Rev., State Personal Income Tax, Group C, “A”, 5%, 2/15/2037	1,000,000	1,165,000
New York Urban Development Corp. Rev., “D”, 5.625%, 1/01/2028	2,000,000	2,113,020
New York Urban Development Corp. Rev., State Personal Income Tax, “C”, 5%, 3/15/2028	1,000,000	1,168,900
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-2A“, 5%, 7/15/2040	2,000,000	2,229,500
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3“, 5.25%, 1/15/2039	2,000,000	2,105,680
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-5“, 5%, 1/15/2032	1,000,000	1,049,770
United Nations Development Corp., “A”, 5%, 7/01/2026	500,000	532,405
		$23,417,198
Tax - Other - 8.8%
Glen Cove, NY, Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation, “B”, 0%, 1/01/2045	$8,000,000	$2,022,160
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	270,000	294,816
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	90,000	98,753
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	300,000	335,031
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	185,000	205,681
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	190,000	210,613
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	100,000	110,438
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	300,000	325,707
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2042	2,000,000	2,324,800
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	1,195,000	1,367,928
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047 (Prerefunded 2/15/2021)	1,805,000	2,077,663
New York, NY, City Transitional Finance Authority Rev., “D”, 5%, 2/01/2027	3,000,000	3,354,330

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Tax - Other - continued
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “E-1“, 5%, 2/01/2043	$2,500,000	$2,900,100
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	345,000	345,628
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	425,000	458,469
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,215,000	1,306,587
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	715,000	767,982
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	640,000	743,533
		$19,250,219
Tobacco - 2.7%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$765,000	$760,295
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	1,235,000	1,241,595
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	355,000	402,069
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	415,000	415,394
New York Counties Tobacco Trust II, 5.625%, 6/01/2035	90,000	91,737
Suffolk, NY, Tobacco Asset Securitization Corp., Tobacco Settlement, “B”, 5%, 6/01/2032	750,000	809,138
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2035	1,000,000	1,120,390
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2036	1,000,000	1,116,040
		$5,956,658
Toll Roads - 3.6%
Buffalo & Fort Erie Public Bridge Authority Toll System Rev., 5%, 1/01/2047	$1,000,000	$1,153,550
Buffalo & Fort Erie Public Bridge Authority Toll System Rev. , 5%, 1/01/2042	1,000,000	1,159,670
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5.25%, 1/01/2056	2,000,000	2,313,960
Triborough Bridge & Tunnel Authority Rev., NY, “A”, 5%, 1/01/2028	1,000,000	1,148,650
Triborough Bridge & Tunnel Authority Rev., NY, “A-2”, 5%, 11/15/2029 (Prerefunded 11/15/2018)	750,000	784,725

Issuer	Shares/Par	Value ($)

Toll Roads - continued
Triborough Bridge & Tunnel Authority Rev., NY, Unrefunded Balance, “A-2”, 5%, 11/15/2029	$1,250,000	$1,304,137
		$7,864,692
Transportation - Special Tax - 3.4%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “A”, NATL, 4.75%, 7/01/2038	$210,000	$210,349
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	275,000	277,610
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J“, NATL, 5%, 7/01/2029	25,000	25,034
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L“, AMBAC, 5.25%, 7/01/2038	1,290,000	1,324,353
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L“, ASSD GTY, 5.25%, 7/01/2041	1,095,000	1,273,956
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L“, NATL, 5.25%, 7/01/2035	545,000	579,428
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N“, AMBAC, 5.5%, 7/01/2029	1,235,000	1,317,609
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N“, NATL, 5.25%, 7/01/2032	115,000	122,173
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “A”, AMBAC, 0%, 7/01/2018	10,000	9,782
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2019	45,000	42,134
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AMBAC, 0%, 7/01/2020	80,000	71,458
Metropolitan Transportation Authority Rev., NY, 6.5%, 11/15/2028	380,000	403,579
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	1,495,000	1,589,319
Metropolitan Transportation Authority Rev., NY, “C”, 6.5%, 11/15/2028 (Prerefunded 11/15/2018)	125,000	132,886
		$7,379,670
Universities - Colleges - 16.9%
Albany, NY, Capital Resource Corp. Rev. (Albany College of Pharmacy Project), “A”, 5%, 12/01/2033	$125,000	$140,849
Albany, NY, Capital Resource Corp. Rev. (The College of Saint Rose), “A”, 5.625%, 7/01/2031	1,000,000	1,071,210

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	$1,000,000	$1,098,040
Build NYC Resource Corp. Rev. (Manhattan College Project), 5%, 8/01/2047	2,000,000	2,294,440
Dobbs Ferry, NY, Local Development Corp. (Mercy College Project), 5%, 7/01/2039	1,000,000	1,145,770
Dutchess County, NY, Local Development Corp. Rev. (Culinary Institute of America Project), “A-1”, 5%, 7/01/2033	300,000	342,906
Dutchess County, NY, Local Development Corp. Rev. (Culinary Institute of America Project), “A-1”, 5%, 7/01/2046	555,000	618,614
Dutchess County, NY, Local Development Corp. Rev. (Vassar College Project), 5%, 7/01/2042	1,500,000	1,747,890
Hempstead, NY, Local Development Corp. Rev. (Adelphi University), “B”, 5.25%, 2/01/2039	500,000	524,335
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2028	1,000,000	1,121,480
Hempstead, NY, Local Development Corp. Rev. (Hofstra University Project), 5%, 7/01/2047	2,000,000	2,288,080
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2036	675,000	766,996
Hempstead, NY, Local Development Corp. Rev. (Molloy College Project), 5%, 7/01/2038	480,000	544,138
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,945,000	2,082,453
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “B”, 5.25%, 4/01/2029	1,325,000	1,624,145
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2023 (Prerefunded 7/01/2021)	500,000	570,550
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2024 (Prerefunded 7/01/2021)	1,000,000	1,141,100
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2030	1,000,000	1,193,500
Monroe County, NY, Industrial Development Corp. Rev. (University of Rochester Project), “A”, 5%, 7/01/2037	1,000,000	1,173,570
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	560,000	565,057
New York Dormitory Authority Rev., Non-State Supported Debt (Brooklyn Law School), 5.75%, 7/01/2033	600,000	638,340
New York Dormitory Authority Rev., Non-State Supported Debt (Fordham University), “A”, 5%, 7/01/2035	500,000	581,075

Issuer	Shares/Par	Value ($)

Universities - Colleges - continued
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai School of Medicine of New York University), 5.125%, 7/01/2039 (Prerefunded 7/01/2019)	$2,000,000	$2,142,820
New York Dormitory Authority Rev., Non-State Supported Debt (New York University), 5.25%, 7/01/2048 (Prerefunded 7/01/2018)	1,955,000	2,018,557
New York Dormitory Authority Rev., Non-State Supported Debt (St. John’s University), “A”, 5%, 7/01/2027	1,000,000	1,193,910
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/2032	1,000,000	1,169,350
New York Dormitory Authority Rev., Non-State Supported Debt (The New School), “A”, 5%, 7/01/2036	500,000	575,905
Onondaga, NY, Civic Development Corp. Rev. (Le Moyne College Project), 5.375%, 7/01/2040	2,000,000	2,144,920
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	80,000	75,955
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	135,000	126,373
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5%, 1/01/2047	2,000,000	2,296,680
Troy, NY, Industrial Development Authority, Civic Facility Rev. (Rensselaer Polytechnic Institute), “E”, 5%, 9/01/2031	1,000,000	1,117,960
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (Sarah Lawrence College Project), “A”, 6%, 6/01/2041 (Prerefunded 6/01/2019)	595,000	644,409
		$36,781,377
Universities - Dormitories - 2.1%
Amherst, NY, Development Corporation, Student Housing Facility Refunding Rev. (UBF Facility/Student Housing Corp./Greiner and Hadley Projects at SUNY Buffalo) “A”, AGM, 5%, 10/01/2045	$1,000,000	$1,166,900
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/2041	2,000,000	2,244,400
Onondaga County, NY, Trust for Cultural Resources Rev., (Abby Lane Housing Corp. Project), 5%, 5/01/2040	1,000,000	1,140,500
		$4,551,800

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)

Utilities - Municipal Owned - 3.1%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$515,000	$549,789
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	155,000	171,565
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	180,000	198,054
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 5%, 5/01/2021	1,500,000	1,691,550
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6.25%, 4/01/2033 (Prerefunded 4/01/2019)	1,000,000	1,078,730
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	2,000,000	2,158,220
Puerto Rico Electric Power Authority Rev., “RR“, NATL, 5%, 7/01/2022	885,000	894,903
Puerto Rico Electric Power Authority Rev., “VV“, NATL, 5.25%, 7/01/2032	25,000	26,559
		$6,769,370
Utilities - Other - 0.8%
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	$1,085,000	$1,519,651
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	115,000	127,950
		$1,647,601
Water & Sewer Utility Revenue - 2.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	$190,000	$193,029

Issuer	Shares/Par	Value ($)

Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	$315,000	$334,209
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	100,000	127,497
New York Environmental Facilities Corp., Clean Water & Drinking Rev., “B”, 5%, 6/15/2033	2,140,000	2,201,375
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “BB“, 5%, 6/15/2046	1,000,000	1,164,090
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “DD“, 5%, 6/15/2034	2,000,000	2,316,380
		$6,336,580
Total Municipal Bonds (Identified Cost, $200,321,798)		$211,540,908

Investment Companies (h) - 2.6%
Money Market Funds - 2.6%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $5,578,832)	5,578,807	$5,578,807

Other Assets, Less Liabilities - 0.4%		970,763
Net Assets - 100.0%		$218,090,478

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	28	$4,278,750	December - 2017	$96,147

At September 30, 2017, the fund had cash collateral of $84,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.3%

Issuer	Shares/Par	Value ($)
Airport Revenue - 6.5%
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 4.75%, 7/01/2028	$1,250,000	$1,333,875
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “A”, 5%, 7/01/2036	3,000,000	3,321,690
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2042	1,000,000	1,153,390
Charlotte, NC, Airport Rev. (Charlotte/Douglas International Airport), “B”, 5%, 7/01/2047	2,000,000	2,294,120
Charlotte, NC, Douglas International Airport Rev, “A”, 5%, 7/01/2032	1,245,000	1,460,970
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	860,000	980,538
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	195,000	219,201
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	440,000	496,285
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	305,000	338,675
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	2,185,000	2,264,774
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	3,440,000	3,728,719
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2036	2,000,000	2,323,880
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2037	2,000,000	2,316,680
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,445,000	1,643,586
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	175,000	195,276
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	195,000	221,068
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	150,000	166,161
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	240,000	264,408
		$24,723,296
General Obligations - General Purpose - 2.8%
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	$915,000	$954,619
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	240,000	268,234

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	$265,000	$297,505
Guilford, NC, General Obligation Public Improvement, “B”, 5%, 5/01/2030	1,665,000	2,061,720
Mecklenburg County, NC, Public Improvement, “A”, 4%, 4/01/2029	3,765,000	4,310,473
New Hanover County, NC, Public Improvement, “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	2,000,000	2,217,300
Puerto Rico Public Buildings Authority Rev., “M-2“, AMBAC, 10%, 7/01/2035	625,000	679,687
		$10,789,538
General Obligations - Schools - 0.4%
San Mateo County, CA, (Redwood City School District) General Obligation Bonds, 3%, 8/01/2041	$1,675,000	$1,571,334

Healthcare Revenue - Hospitals - 21.8%
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5.25%, 1/15/2034	$4,000,000	$4,197,560
Charlotte-Mecklenburg, NC, Hospital Authority Health Care System Rev. (Carolinas Health Care System), “A”, 5%, 1/15/2040	3,000,000	3,404,550
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	1,140,000	1,264,146
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	360,000	383,947
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	525,000	555,555
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. , 6%, 8/01/2030 (Prerefunded 8/01/2020)	225,000	255,580
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	85,000	93,742
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	790,000	866,820
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	1,110,000	1,220,689
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	50,000	55,649

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2036	$1,500,000	$1,735,170
New Hanover County, NC, Hospital Rev. (New Hanover Regional Medical Center), 5%, 10/01/2047	2,425,000	2,745,148
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	320,000	356,477
North Carolina Hospital Authority Mortgage Rev. (Johnston Memorial), AGM, 5.25%, 10/01/2036 (Prerefunded 4/01/2018)	1,960,000	2,003,159
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.375%, 7/01/2026	2,000,000	2,282,260
North Carolina Medical Care Commission, Health Care Facilities Rev. (Appalachian Regional Healthcare System), “A”, 6.5%, 7/01/2031	1,000,000	1,129,070
North Carolina Medical Care Commission, Health Care Facilities Rev. (Cleveland County HealthCare System), 5.75%, 1/01/2035 (Prerefunded 1/01/2021)	800,000	918,624
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2035 (Prerefunded 6/01/2020)	1,620,000	1,786,504
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042	2,420,000	2,678,383
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “A”, 5%, 6/01/2042 (Prerefunded 6/01/2019)	3,500,000	3,731,840
North Carolina Medical Care Commission, Health Care Facilities Rev. (Duke University Health System), “D”, 4%, 6/01/2035	1,250,000	1,333,950
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligation Group), “A”, 5.25%, 11/01/2040	3,000,000	3,306,720
North Carolina Medical Care Commission, Health Care Facilities Rev. (Rex Healthcare), “A”, 5%, 7/01/2030	5,250,000	5,628,420
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2033	3,000,000	3,430,440
North Carolina Medical Care Commission, Health Care Facilities Rev. (Vidant Health), 5%, 6/01/2045	2,500,000	2,785,875
North Carolina Medical Care Commission, Health Care Facilities Rev. (WakeMed), “A”, 5%, 10/01/2031	4,355,000	4,983,296
North Carolina Medical Care Commission, Health Care Facilities Rev., “A”, 5%, 10/01/2038	1,825,000	2,065,955

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2034	$1,300,000	$1,535,625
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	2,000,000	2,279,740
North Carolina Medical Care Commission, Health System Rev. (Mission Health Combined Group), 5%, 10/01/2036	1,565,000	1,836,778
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5.25%, 6/01/2029	2,215,000	2,432,048
North Carolina Medical Care Commission, Hospital Rev. (The North Carolina Baptist Hospitals, Inc.), 5%, 6/01/2034	2,000,000	2,169,480
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2035	1,515,000	1,651,971
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 5%, 10/01/2038	1,065,000	1,153,022
Northern Hospital District, Surry County, NC, Health Care Facilities Rev., 6.25%, 10/01/2038 (Prerefunded 4/01/2018)	1,000,000	1,026,900
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V“, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	2,040,000	2,176,068
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	470,000	523,462
University of North Carolina Board of Governors, Hospitals at Chapel Hill Rev., 5%, 2/01/2046	6,500,000	7,314,385
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	270,000	296,495
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	635,000	699,948
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	2,195,000	2,363,027
		$82,658,478
Healthcare Revenue - Long Term Care - 5.3%
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	$1,000,000	$1,042,330
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Aldersgate), “A”, 5%, 7/01/2047	1,000,000	1,049,460
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2031	800,000	841,936
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (Southminster), 5%, 10/01/2037	2,200,000	2,284,018

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	$1,500,000	$1,557,240
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2035	1,000,000	1,116,650
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Deerfield Episcopal Retirement Community), 5%, 11/01/2037	2,750,000	3,052,857
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2031	1,000,000	1,135,620
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), 5%, 10/01/2036	800,000	891,296
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	1,500,000	1,543,725
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Salemtowne Project), 5.25%, 10/01/2037	1,500,000	1,576,980
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 5.875%, 1/01/2031	480,000	497,328
North Carolina Medical Care Commission, Retirement Facilities Rev. (Galloway Ridge Project), “A”, 6%, 1/01/2039	1,520,000	1,578,185
North Carolina Medical Care Commission, Retirement Facilities Rev. (The United Methodist Retirement Homes), “A”, 5%, 10/01/2033	1,590,000	1,642,836
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	35,000	39,179
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	220,000	247,861
		$20,097,501
Human Services - 0.3%
North Carolina Medical Care Commission, Health Care Facilities Rev., “A” (ARC Projects), 5.8%, 10/01/2034	$1,000,000	$1,002,480

Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$1,775,000	$2,270,083

Issuer	Shares/Par	Value ($)
Industrial Revenue - Paper - 0.3%
Columbus County, NC, Industrial Facilities & Pollution Control, Financing Authority Rev. (International Paper Co.), 5.7%, 5/01/2034	$1,000,000	$1,094,070

Miscellaneous Revenue - Other - 1.8%
Durham County, NC, Industrial Facilities & Pollution Control Financing Authority Rev. (Research Triangle Institute), 5%, 2/01/2025	$1,000,000	$1,205,170
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	420,000	448,610
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	640,000	691,872
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	3,145,000	3,568,757
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	100,000	107,834
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	435,000	502,421
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	350,000	404,180
		$6,928,844
Multi-Family Housing Revenue - 0.1%
Mecklenburg County, NC (Little Rock Apartments), FNMA, 5.15%, 1/01/2022	$535,000	$541,725

Port Revenue - 0.3%
North Carolina Ports Authority Facilities Rev., “A”, 5.25%, 2/01/2040	$1,000,000	$1,077,250

Sales & Excise Tax Revenue - 1.9%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$1,675,000	$1,863,555
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	1,140,000	1,205,242
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	2,385,000	2,595,596
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	15,000	16,207
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	940,000	500,550
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	1,145,000	142,564

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	$725,000	$179,626
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	195,000	40,798
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	4,015,000	795,893
		$7,340,031
State & Local Agencies - 11.8%
Asheville, NC, Limited Obligation, 5%, 4/01/2028	$400,000	$452,200
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	2,545,000	2,438,263
Charlotte, NC, COP (NASCAR Hall of Fame), “C”, 5%, 6/01/2039	5,130,000	5,417,947
Charlotte, NC, COP (Transit Projects), 5%, 6/01/2033	3,000,000	3,074,220
Charlotte, NC, COP (Transit Projects/Phase II), “B”, 5%, 6/01/2026	1,250,000	1,512,513
Charlotte, NC, COP, “E”, 5%, 6/01/2026	760,000	808,298
Charlotte, NC, COP, “E”, 5%, 6/01/2034	2,000,000	2,112,940
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	2,310,000	1,862,599
Harnett County, NC, COP, ASSD GTY, 5%, 6/01/2029 (Prerefunded 6/01/2019)	400,000	426,288
Iredell County, NC, Public Facilities (School Projects), AGM, 5.125%, 6/01/2027 (Prerefunded 6/01/2018)	3,230,000	3,321,829
Mecklenburg County, NC, COP, “A”, 5%, 2/01/2028 (Prerefunded 2/01/2019)	350,000	368,690
Nash County, NC, Limited Obligation, ASSD GTY, 5%, 10/01/2030	2,000,000	2,229,040
North Carolina Capital Improvement Obligation, “A”, 5%, 5/01/2026 (Prerefunded 5/01/2019)	1,450,000	1,540,712
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2024	750,000	856,230
Pitt County, NC, Limited Obligation, “A”, 5%, 4/01/2035 (Prerefunded 4/01/2020)	2,000,000	2,192,240
Salisbury, NC, COP, ASSD GTY, 5.625%, 3/01/2026	1,000,000	1,055,320
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	2,530,000	2,852,954
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, ”2009“, 5%, 6/01/2032 (Prerefunded 6/01/2019)	3,000,000	3,199,230
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, ”2010“, 5%, 1/01/2033 (Prerefunded 1/01/2020)	6,000,000	6,525,420

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Wilmington, NC, COP, “A”, 5%, 6/01/2038	$2,650,000	$2,722,583
		$44,969,516
Tax - Other - 1.6%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$420,000	$458,602
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	145,000	159,103
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	2,400,000	2,404,368
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	755,000	814,456
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	1,990,000	2,137,459
		$5,973,988
Tax Assessment - 0.3%
Mooresville, NC, Special Assessment Rev., 5.375%, 3/01/2040	$1,000,000	$1,007,680

Tobacco - 1.2%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-3”, 6.25%, 6/01/2037	$1,295,000	$1,287,036
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,975,000	2,236,865
New Jersey Tobacco Settlement Financing Corp., ”1-A“, 4.5%, 6/01/2023	845,000	845,803
		$4,369,704
Toll Roads - 2.2%
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	$2,000,000	$2,192,820
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., 5%, 1/01/2032	1,150,000	1,328,595
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Rev., AGM, 5%, 1/01/2039	2,600,000	2,967,744
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	595,000	674,938
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	1,160,000	1,289,213
		$8,453,310
Transportation - Special Tax - 3.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC“, AGM, 5.5%, 7/01/2028	$2,185,000	$2,529,137

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC“, AGM, 5.25%, 7/01/2036	$850,000	$981,606
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	435,000	439,128
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J“, NATL, 5%, 7/01/2029	65,000	65,090
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L“, AMBAC, 5.25%, 7/01/2038	3,650,000	3,747,199
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L“, NATL, 5.25%, 7/01/2035	970,000	1,031,275
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ETM, AGM, 6%, 7/01/2018	550,000	567,749
North Carolina Turnpike Authority, Monroe Connector System State Appropriation Rev., 5%, 7/01/2036	3,000,000	3,338,970
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2033	625,000	683,475
		$13,383,629
Universities - Colleges - 17.5%
East Carolina University, NC, General Rev., “A”, 4%, 10/01/2045	$2,195,000	$2,284,973
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/2030	1,000,000	1,048,070
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	2,000,000	2,141,340
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	885,000	892,992
North Carolina Agricultural & Technical University Rev., “A”, 5%, 10/01/2035	3,075,000	3,564,325
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (High Point University), 5.25%, 3/01/2033	1,000,000	1,076,010
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 6%, 6/01/2031	3,145,000	3,238,155
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College), 4%, 6/01/2034	1,370,000	1,421,841
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Meredith College) , 6%, 6/01/2031 (Prerefunded 6/01/2018)	95,000	98,244
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2028 (Prerefunded 1/01/2019)	980,000	1,028,902

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2029 (Prerefunded 1/01/2019)	$865,000	$908,163
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2031 (Prerefunded 1/01/2019)	2,000,000	2,099,800
North Carolina Capital Facilities Finance Agency, Educational Facilities Rev. (Wake Forest University), 5%, 1/01/2038 (Prerefunded 1/01/2019)	1,000,000	1,049,900
North Carolina Capital Facilities, Finance Agency Rev. (Davidson College), 5%, 3/01/2045	1,500,000	1,683,435
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “A”, 5%, 10/01/2038 (Prerefunded 4/01/2019)	2,500,000	2,648,875
North Carolina Capital Facilities, Finance Agency Rev. (Duke University), “B”, 5%, 10/01/2044	4,955,000	5,795,913
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,910,000	1,740,889
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,785,000	1,663,049
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	450,000	500,233
Puerto Rico Industrial Tourist Authority (University Plaza), “A”, NATL, 5%, 7/01/2020	2,180,000	2,199,031
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	170,000	161,405
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	275,000	257,427
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	115,000	80,184
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	55,000	37,764
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	735,000	816,100
University of North Carolina, Chapel Hill, 5%, 12/01/2031 (Prerefunded 12/01/2017)	2,250,000	2,266,312
University of North Carolina, Chapel Hill, “A”, ASSD GTY, 5%, 4/01/2034 (Prerefunded 4/01/2019)	200,000	211,910
University of North Carolina, Charlotte, Rev., 5%, 4/01/2043	1,715,000	1,956,575

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of North Carolina, Greensboro, Rev., 5%, 4/01/2026	$3,000,000	$3,370,950
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	2,000,000	2,301,080
University of North Carolina, Raleigh, Rev., “A”, 5%, 10/01/2029	5,000,000	5,912,400
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “B”, 5.125%, 10/01/2034 (Prerefunded 10/01/2019)	2,000,000	2,161,320
University of North Carolina, Systems Pool Rev. (General Trust Indenture), “C”, 5.5%, 10/01/2034 (Prerefunded 10/01/2019)	1,890,000	2,056,074
University of North Carolina, Systems Pool Rev., “B-1“, 5.25%, 4/01/2024	1,615,000	1,779,552
University of North Carolina, Systems Pool Rev., “B-1“, 5.25%, 4/01/2025	1,705,000	1,877,836
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	195,000	212,324
Winston Salem State University, NC, General Rev., AGM, 5%, 10/01/2042	2,470,000	2,866,460
Winston-Salem State University, NC, General Rev., 5%, 4/01/2033	1,000,000	1,083,700
		$66,493,513
Universities - Dormitories - 2.1%
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5%, 8/01/2052	$515,000	$559,141
Oklahoma Development Finance Authority, First Mortgage Rev. (Provident Education Resources, Inc.- Cross Village Student Housing Project), 5.25%, 8/01/2057	595,000	652,941
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2032	500,000	538,775
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2033	400,000	427,676
University of North Carolina, Wilmington, Limited Obligation (Student Housing Projects), 4%, 6/01/2034	500,000	532,015
University of North Carolina, Wilmington, Limited Obligation, Refunding Student Housing Projects, 5%, 6/01/2028	3,045,000	3,610,913
Winston-Salem State University, NC, Student Housing Project Rev., 5%, 6/01/2029	1,550,000	1,723,755
		$8,045,216
Utilities - Municipal Owned - 2.8%
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	$520,000	$561,137
North Carolina Eastern Municipal Power Agency, ETM, AMBAC, 6%, 1/01/2018	4,000,000	4,052,840

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030 (Prerefunded 1/01/2019)	$1,780,000	$1,868,590
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5%, 1/01/2030	720,000	752,782
Puerto Rico Electric Power Authority Rev., “V“, AGM, 5.25%, 7/01/2027	2,325,000	2,625,855
Puerto Rico Electric Power Authority Rev., “VV“, NATL, 5.25%, 7/01/2029	260,000	275,681
Puerto Rico Electric Power Authority Rev., “VV“, NATL, 5.25%, 7/01/2030	370,000	392,252
Puerto Rico Electric Power Authority Rev., “VV“, NATL, 5.25%, 7/01/2032	40,000	42,495
		$10,571,632
Utilities - Other - 1.6%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$1,695,000	$2,387,628
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,055,000	1,132,384
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,290,000	1,554,927
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	805,000	886,716
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	255,000	283,716
		$6,245,371
Water & Sewer Utility Revenue - 9.6%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2035 (Prerefunded 8/01/2018)	$3,000,000	$3,102,690
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 8/01/2036	4,410,000	4,933,114
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5%, 6/01/2040	1,250,000	1,441,738
Durham County, NC, Enterprise Systems Rev., 5%, 6/01/2029 (Prerefunded 6/01/2021)	1,590,000	1,808,243
Fayetteville, NC, Public Works Commission Rev., “B”, 5%, 3/01/2035 (Prerefunded 3/01/2019)	1,750,000	1,847,825
Greensboro, NC, Enterprise Systems Rev., “A”, 4%, 6/01/2047	2,000,000	2,123,560
Greenville, NC, Utilities Commission, Combined Enterprise System Rev., “A”, AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,400,000	2,505,744
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	220,000	237,791
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,000,000	1,066,340
High Point, NC, Combined Enterprise System Rev., AGM, 5%, 11/01/2033 (Prerefunded 11/01/2018)	2,000,000	2,088,120

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7“, NATL, 5%, 7/01/2032	$95,000	$106,474
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6“, NATL, 5%, 7/01/2036	115,000	126,966
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1“, AGM, 5%, 7/01/2035	60,000	67,403
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1“, AGM, 5%, 7/01/2037	140,000	156,456
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2025	2,010,000	2,410,271
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2028	500,000	605,875
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2029	1,400,000	1,653,554

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Oak Island, NC, Enterprise System Rev., AGM, 5%, 6/01/2031	$1,600,000	$1,873,968
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.625%, 6/01/2030 (Prerefunded 6/01/2020)	500,000	559,175
Oak Island, NC, Enterprise System Rev., ASSD GTY, 6%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,082,610
Oak Island, NC, Enterprise System Rev., ASSD GTY, 5.75%, 6/01/2036 (Prerefunded 6/01/2020)	800,000	897,304
Raleigh, NC, Combined Enterprise Systems Rev., “A”, 5%, 3/01/2029	3,145,000	3,688,708
Winston-Salem, NC, Water & Sewer Systems Rev., 5%, 6/01/2034 (Prerefunded 6/01/2019)	2,000,000	2,131,800
		$36,515,729
Total Municipal Bonds (Identified Cost, $349,280,513)		$366,123,918

Investment Companies (h) - 1.7%
Money Market Funds - 1.7%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $6,451,828)	6,452,216	$6,452,216

Other Assets, Less Liabilities - 2.0%		7,417,623
Net Assets - 100.0%		$379,993,757

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 2.4%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$215,000	$250,611
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	270,000	307,843
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	65,000	73,067
Philadelphia, PA, Airport Rev., “A”, AGM, 5%, 6/15/2040	2,000,000	2,162,160
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	55,000	61,373
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	65,000	73,689
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	45,000	49,848
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	80,000	88,136
		$3,066,727
General Obligations - General Purpose - 7.0%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$325,000	$347,386
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	90,000	94,553
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	315,000	328,640
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	75,000	83,823
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	90,000	101,039
Penn Hills, PA, Capital Appreciation, “D”, 0%, 12/01/2032	595,000	354,632
Philadelphia, PA, Authority For Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2031	1,000,000	1,137,810
Philadelphia, PA, Redevelopment Authority City Agreement Rev., “A”, 5%, 4/15/2028	1,000,000	1,143,540
Philadelphia, PA, Redevelopment Authority Refunding Rev. (Neighborhood Transformation Initiative), BAM, 5%, 4/15/2024	1,000,000	1,126,900
Puerto Rico Public Buildings Authority Rev., “H“, AMBAC, 5.5%, 7/01/2018	430,000	438,015
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I“, ASSD GTY, 5%, 7/01/2036	25,000	25,047

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	$165,000	$165,363
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2030	1,000,000	1,141,000
Reading, Berks County, PA, General Obligation, BAM, 5%, 11/01/2031	1,000,000	1,139,320
Township of Cranberry Butler County, PA, 5%, 10/01/2035	1,000,000	1,163,810
		$8,790,878
General Obligations - Schools - 8.9%
Allegheny County, PA, Deer Lakes School District , ASSD GTY, 5.375%, 4/01/2034 (Prerefunded 4/01/2019)	$1,275,000	$1,358,143
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	1,000,000	1,150,670
Carlisle, PA, School District, 5%, 9/01/2026 (Prerefunded 3/01/2022)	1,000,000	1,157,200
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2031	1,150,000	719,141
Conneaut, PA, School District, Capital Appreciation, “B”, AGM, 0%, 11/01/2033	760,000	430,776
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	160,000	165,670
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	110,000	113,898
Daniel Boone, PA, School District Rev., 5%, 8/15/2032 (Prerefunded 8/15/2018)	220,000	227,836
Daniel Boone, PA, School District Rev., ASSD GTY, 5%, 8/15/2032 (Prerefunded 8/15/2018)	10,000	10,356
Northampton County, PA, Area School District, “A”, 5%, 10/01/2033	1,000,000	1,148,380
Philadelphia, PA, School District, “F”, 5%, 9/01/2038	1,500,000	1,643,415
Reading, PA, School District, “A”, 5%, 4/01/2020	665,000	718,094
Scranton, PA, School District, “A”, AGM, 5%, 7/15/2027	1,340,000	1,351,993
Whitehall-Coplay, PA, School District Prerefunded, “A”, AGM, 5.375%, 11/15/2034 (Prerefunded 5/15/2019)	905,000	968,613
Whitehall-Coplay, PA, School District Unrefunded Balance, “A”, AGM, 5.375%, 11/15/2034	95,000	100,646
		$11,264,831
Healthcare Revenue - Hospitals - 17.6%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/2029	$1,000,000	$1,068,820
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2040	1,500,000	1,620,990

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Butler County, PA, Hospital Authority Rev. (Butler Health System), 7.25%, 7/01/2039 (Prerefunded 7/01/2019)	$500,000	$552,290
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 5%, 11/15/2041	850,000	947,757
Centre County, PA, Hospital Authority Rev. (Mount Nittany Medical Center), 6.25%, 11/15/2041 (Prerefunded 11/15/2021)	500,000	600,040
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040 (Prerefunded 5/15/2020)	735,000	809,544
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Jefferson Health System), “A”, 5%, 5/15/2040	265,000	287,732
Chester County, PA, Health & Education Facilities Authority Health System Rev. (Main Line Health System), “A”, 5%, 10/01/2035	500,000	585,885
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020 (Prerefunded 6/01/2019)	445,000	479,701
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), 5.75%, 6/01/2020	305,000	327,628
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	305,000	329,955
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	705,000	774,527
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	500,000	508,115
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	500,000	561,495
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	165,000	175,976
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	150,000	158,730
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	335,000	375,274
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	390,000	443,282
Lancaster County, PA, Hospital Authority Rev. (University of Pennsylvania Health System), “A”, 5%, 8/15/2036	1,000,000	1,153,150
Lycoming County, PA, Health Authority Rev. (Susquehanna Health System), “A”, 5.75%, 7/01/2039	750,000	805,275

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. , 6%, 8/01/2030 (Prerefunded 8/01/2020)	$80,000	$90,873
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	27,571
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2030	500,000	553,775
Montour County, PA, Geisinger Authority Health System Rev., “A”, 5.125%, 6/01/2034 (Prerefunded 6/01/2019)	1,000,000	1,067,820
Montour County, PA, Geisinger Authority Health System Rev., “A-1”, 5%, 2/15/2045	1,000,000	1,137,850
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039 (Prerefunded 10/01/2019)	20,000	22,259
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040 (Prerefunded 8/15/2018)	500,000	519,115
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (The Children’s Hospital of Philadelphia), “C”, 5%, 7/01/2025	1,000,000	1,129,100
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 5%, 9/01/2039	810,000	894,013
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025 (Prerefunded 6/01/2018)	430,000	444,074
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), 6%, 6/01/2025	320,000	329,098
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	1,000,000	1,101,020
St. Mary Hospital Authority, PA, Health System Rev. (Catholic Health East), “A”, 5%, 11/15/2033	500,000	542,870
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	155,000	172,631
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), “B”, 5.625%, 1/01/2032	500,000	567,230
Westmoreland County, PA, Industrial Development Authority Rev. (Excela Health Project), 5.125%, 7/01/2030	1,000,000	1,065,180
		$22,230,645
Healthcare Revenue - Long Term Care - 6.4%
Berks County, PA, Industrial Development Authority Healthcare facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2042	$500,000	$543,775

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Berks County, PA, Industrial Development Authority Healthcare facilities Rev. (The Highlands at Wyomissing), “A”, 5%, 5/15/2047	$600,000	$648,522
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	250,000	250,205
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	500,000	503,265
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	500,000	517,830
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	500,000	508,625
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	450,000	479,979
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	50,000	53,110
East Hempfield Township, PA, Industrial Development Authority Rev. (Willow Valley Communities Project), 5%, 12/01/2039	750,000	827,077
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2036	260,000	291,494
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2037	250,000	279,382
Lancaster County, PA, Hospital Authority Health System Rev. (Brethren Village Project), 5.125%, 7/01/2037	500,000	548,210
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	500,000	528,585
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	500,000	563,790
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (Lanier Village Estates, Inc.), “A-1“, 6.25%, 11/15/2029 (Prerefunded 11/15/2019)	250,000	277,015
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	400,000	402,352
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhances Living Obligated Group), “A”, 5%, 7/01/2049	500,000	517,930
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	55,000	64,540

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	$105,000	$123,609
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	10,000	11,243
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029 (Prerefunded 9/15/2019)	10,000	11,194
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039 (Prerefunded 9/15/2019)	70,000	78,865
		$8,030,597
Industrial Revenue - Environmental Services - 0.4%
Delaware County, PA, Industrial Development Authority Rev. (Covanta Project), “A”, 5%, 7/01/2043	$500,000	$503,400
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev. (American Ref-Fuel Co.), “A”, 6.2%, 7/01/2019	65,000	65,229
		$568,629
Industrial Revenue - Other - 1.0%
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Procter & Gamble), 5.375%, 3/01/2031	$1,000,000	$1,255,120

Miscellaneous Revenue - Other - 1.2%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$145,000	$154,877
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	225,000	243,236
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	750,000	842,565
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	140,000	161,699
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	110,000	127,028
		$1,529,405
Sales & Excise Tax Revenue - 1.2%
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	$580,000	$645,291

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	$65,000	$67,198
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	325,000	173,062
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	400,000	49,804
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2040	195,000	53,830
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2041	155,000	40,556
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	405,000	100,343
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2043	150,000	35,089
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2044	95,000	20,976
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	70,000	14,645
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,395,000	276,531
		$1,477,325
Secondary Schools - 3.7%
Bucks County, PA, Industrial Development Authority Rev.(School Lane Charter School Project), “A”, 5.125%, 3/15/2046	$500,000	$535,230
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	500,000	530,345
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	345,000	385,489
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	500,000	521,255
Philadelphia, PA, Authority for Industrial Development Rev. (Global Leadership Academy Charter School), 6.375%, 11/15/2040	500,000	527,110
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), 6%, 8/01/2035 (Prerefunded 8/01/2020)	665,000	754,981
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	500,000	516,155
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	400,000	427,752

Issuer	Shares/Par	Value ($)
Secondary Schools - continued
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	$400,000	$449,408
		$4,647,725
Solid Waste Revenue - 0.4%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	$500,000	$529,095

State & Local Agencies - 4.4%
Commonwealth Financing Authority Rev., “A-2”, 5%, 6/01/2036	$1,500,000	$1,663,650
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	815,000	844,047
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	745,000	600,708
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	60,000	62,072
Pennsylvania Industrial Development Authority, Economic Development Authority Rev., 5.5%, 7/01/2023 (Prerefunded 7/01/2018)	440,000	455,198
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	500,000	540,835
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,255,000	1,415,201
		$5,581,711
Tax - Other - 3.2%
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2042	$500,000	$535,775
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	750,000	788,835
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	140,000	152,867
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	45,000	49,377
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	185,000	206,602
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	115,000	127,856
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	115,000	127,476
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	66,263

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	$185,000	$200,853
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	155,000	155,282
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	655,000	704,374
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	461,863
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	375,000	435,664
		$4,013,087
Tax Assessment - 0.2%
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	$210,000	$210,038

Tobacco - 1.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$665,000	$668,551
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	755,000	855,106
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	275,000	275,261
		$1,798,918
Toll Roads - 1.5%
Delaware River Port Authority Rev., 5%, 1/01/2029	$1,145,000	$1,335,746
Pennsylvania Turnpike Commission Rev., “B”, 5%, 12/01/2030	525,000	621,626
		$1,957,372
Transportation - Special Tax - 2.9%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$145,000	$152,694
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	270,000	272,562
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	765,000	785,372
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	240,000	255,161
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	745,000	794,833
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	70,000	74,366

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	$215,000	$242,799
Pennsylvania Turnpike Commission (Motor License Fund), “B”, 5%, 12/01/2030	1,000,000	1,108,650
		$3,686,437
Universities - Colleges - 17.9%
Allegheny County, PA, Higher Education Building Authority Rev. (Duquesne University), “A”, 5%, 3/01/2032	$500,000	$569,295
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), 5%, 10/15/2037	500,000	552,340
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038 (Prerefunded 10/15/2018)	250,000	263,165
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.75%, 10/15/2040	500,000	543,210
Commonwealth of Pennsylvania, State Public School Building Authority Rev. (Montgomery County Community College), 5%, 5/01/2033	1,000,000	1,158,330
Crawford County, PA, Industrial Development Authority, College Rev., “A”, 6%, 11/01/2031	250,000	264,345
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), 5%, 11/01/2026	1,000,000	1,020,890
Cumberland County, PA, Municipal Authority College Rev. (Dickinson College), “HH1”, 5%, 11/01/2039	300,000	316,044
Delaware County, PA, Authority College Rev. (Neumann College), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	750,000	788,707
Delaware County, PA, Authority University Rev. (Neumann University), 5.25%, 10/01/2031	565,000	608,697
Delaware County, PA, Authority University Rev. (Villanova University), 5.25%, 12/01/2031 (Prerefunded 12/01/2019)	350,000	381,549
Erie, PA, Higher Education Building Authority Rev. (Gannon University), “A”, 5.5%, 5/01/2040	1,000,000	1,067,460
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	1,050,000	1,124,203
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	285,000	287,574
Northampton County, PA, General Purpose Authority Rev. (Lafayette College), 5%, 11/01/2034 (Prerefunded 11/01/2018)	250,000	261,043
Northampton County, PA, General Purpose Authority Rev. (Lehigh University), 5.5%, 11/15/2033 (Prerefunded 5/15/2019)	500,000	536,235

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Northeastern, PA, Hospital & Education Authority Rev. (Wilkes University), “B”, 5.25%, 3/01/2037	$750,000	$846,750
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	575,000	524,089
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5.25%, 5/01/2027	500,000	501,150
Pennsylvania Higher Educational Facilities Authority Rev. (La Salle University), “A”, 5%, 5/01/2037	500,000	500,725
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	500,000	548,350
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 8/15/2036	500,000	590,155
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2027	805,000	957,419
Philadelphia, PA, Authority for Industrial Development Rev. (Temple University), 5%, 4/01/2036	750,000	859,905
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2036	1,000,000	1,142,780
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	1,000,000	1,124,610
Philadelphia, PA, Authority for Industrial Development Rev. (University of the Sciences), “A”, 5%, 11/01/2042	750,000	835,770
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	95,000	88,930
Snyder County, PA, Higher Education Authority University Rev. (Susquehanna University Project), 5%, 1/01/2038 (Prerefunded 7/01/2018)	1,000,000	1,030,560
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	25,000	25,032
Washington County, PA, Industrial Development Authority College Rev. (Washington Jefferson College), 5.25%, 11/01/2030	1,000,000	1,082,990
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), 5%, 11/01/2035	1,000,000	1,090,870
Wilkes-Barre, PA, Finance Authority Rev. (The University of Scranton), “A”, 5%, 11/01/2026	1,000,000	1,166,620
		$22,659,792
Universities - Dormitories - 3.0%
Clarion County, PA, Industrial Development Authority Student Housing Rev. (Clarion University Foundation, Inc.), “A”, 5%, 7/01/2045	$1,000,000	$1,048,970

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
East Hempfield Township, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2046	$1,000,000	$1,063,500
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 6%, 7/01/2043 (Prerefunded 7/01/2020)	1,000,000	1,129,990
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	500,000	550,385
		$3,792,845
Utilities - Investor Owned - 2.0%
Clarion County, PA, Industrial Development Authority, Water Facility Rev. (Pennsylvania American Water Co.), 5.5%, 12/01/2039	$1,000,000	$1,062,350
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	415,000	460,077
Pennsylvania Economic Development Financing Authority, Water Facilities Rev. (Aqua Pennsylvania, Inc.), “A”, 5%, 10/01/2039	1,000,000	1,067,510
		$2,589,937
Utilities - Municipal Owned - 1.8%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$315,000	$336,278
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	95,000	105,153
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	105,000	115,531
Philadelphia, PA, Gas Works Rev., 5%, 8/01/2031	500,000	579,210
Philadelphia, PA, Gas Works Rev. (1998 General Ordinance), “9”, 5.25%, 8/01/2040 (Prerefunded 8/01/2020)	390,000	434,858
Philadelphia, PA, Gas Works Rev., Unrefunded Balance, (1998 General Ordinance), “9”, 5.25%, 8/01/2040	610,000	665,345
		$2,236,375
Utilities - Other - 1.8%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$545,000	$767,703
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/2038	280,000	392,168
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	420,000	450,807
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	235,000	269,322
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	255,000	280,885
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	75,000	83,446
		$2,244,331

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - continued
Water & Sewer Utility Revenue - 8.1%
Allegheny County, PA, Sanitation Authority Sewer Rev., AGM, 5%, 6/01/2040	$1,000,000	$1,102,390
Allegheny County, PA, Sanitation Authority Sewer Rev., BAM, 5%, 12/01/2030	500,000	592,025
Bucks County, PA, Water & Sewer Authority, Water System Rev., 5%, 12/01/2033	1,000,000	1,110,090
Canonsburg-Houston, PA, Joint Authority Sewer Rev., “A”, 5%, 12/01/2040	1,000,000	1,119,340
Capital Region Water Sewer System Rev., 5%, 7/15/2042	1,000,000	1,144,850
Clairton, PA, Municipal Authority Sewer Rev., “B”, 5%, 12/01/2042	500,000	541,325
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	45,000	45,777
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	110,000	111,753
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	45,000	48,749
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	120,000	133,074

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	$260,000	$275,855
Harrisburg, PA, Water Authority Rev., 5.25%, 7/15/2031	1,000,000	1,010,630
Philadelphia, PA, Water & Wastewater Rev., “A”, 5.25%, 1/01/2032 (Prerefunded 1/01/2019)	1,000,000	1,053,270
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 10/01/2037	1,000,000	1,157,710
St. Mary’s, PA, Water Authority Rev., 5.15%, 2/01/2030	750,000	819,878
		$10,266,716
Total Municipal Bonds (Identified Cost, $117,458,395)		$124,428,536

Investment Companies (h) - 0.5%
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $605,383)	605,383	$605,383

Other Assets, Less Liabilities - 1.1%		1,404,624
Net Assets - 100.0%		$126,438,543

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	16	$2,445,000	December - 2017	$54,941

At September 30, 2017, the fund had cash collateral of $48,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.2%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.5%
Charleston County, SC, Airport District Rev., “A”, 5.25%, 7/01/2021	$2,000,000	$2,267,340
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	220,000	248,142
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	155,000	172,114
Horry County, SC, Airport Rev. (Myrtle Beach International Airport), “A”, 5%, 7/01/2040	2,250,000	2,427,525
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	1,120,000	1,160,891
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	90,000	100,427
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	10,000	11,337
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	75,000	83,081
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	120,000	132,204
		$6,603,061
General Obligations - General Purpose - 5.3%
Aiken County, SC, County Administration Building Project, 5%, 3/01/2025	$910,000	$1,045,171
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2027	2,020,000	2,476,480
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	495,000	529,096
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	130,000	136,577
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	45,000	46,948
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	65,000	68,713
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	280,000	281,593
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	50,000	56,133
Laurens County, SC, School District No. 56, 6.125%, 3/01/2033 (Prerefunded 3/01/2019)	1,000,000	1,072,930
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	105,000	114,187
Richland County, SC, General Obligation, “B”, 5%, 3/01/2023	1,000,000	1,182,780
South Carolina, State Highway, “A”, 5%, 6/01/2018	3,000,000	3,081,960
		$10,092,568

Issuer	Shares/Par	Value ($)
General Obligations - Schools - 6.4%
Anderson County, SC, School District, “A”, 5%, 3/01/2026	$1,240,000	$1,524,902
Berkeley County, SC, General Obligation, “A”, 5%, 3/01/2024	1,000,000	1,205,040
Chesterfield County, SC, School District, 5%, 3/01/2025	1,000,000	1,147,740
Lexington County, SC, School District No. 1, “A”, 5%, 3/01/2023	1,030,000	1,213,062
Orangeburg County, SC, Consolidated School District, 4%, 4/01/2019	1,315,000	1,372,689
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2025	2,000,000	2,271,060
Richland County, SC, School District No. 1, “A”, 5%, 3/01/2029	3,000,000	3,395,550
		$12,130,043
Healthcare Revenue - Hospitals - 17.8%
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	$400,000	$432,728
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	925,000	1,016,223
Florence County, SC, Hospital Rev. (McLeod Regional Medical Center), “A”, 5%, 11/01/2037	3,000,000	3,222,480
Greenville, SC, Hospital Systems, Hospital Facilities Rev., 6%, 5/01/2020	3,400,000	3,611,446
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Healthcare), “B”, 5%, 10/01/2031	1,950,000	2,157,382
Greenwood County, SC, Hospital Facilities Refunding Rev. (Self Regional Heathcare), 4%, 10/01/2036	1,500,000	1,551,060
Greenwood County, SC, Hospital Facilities Rev. (Self Regional Healthcare), 5.375%, 10/01/2039	1,000,000	1,059,120
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	550,000	617,645
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	480,000	532,272
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	155,000	165,311
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	180,000	190,476
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	605,000	687,655

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	$865,000	$986,013
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2032	1,500,000	1,505,085
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2035	1,000,000	1,131,810
Lexington County, SC, Health Services District, Inc., Hospital Rev., 5%, 11/01/2036	1,000,000	1,127,810
Lexington County, SC, Health Services District, Inc., Hospital Rev., Refunding & Improvement, 5%, 11/01/2026	500,000	555,825
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	400,000	438,896
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6.125%, 10/01/2039 (Prerefunded 10/01/2019)	445,000	489,375
Richmond, IN, Hospital Authority Rev. (Reid Hospital), “A”, 6.5%, 1/01/2029 (Prerefunded 1/01/2019)	585,000	625,032
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	915,000	976,031
South Carolina Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	2,000,000	2,228,100
South Carolina Jobs & Economic Development Authority Hospital Rev. (Conway Hospital, Inc.), 5%, 7/01/2037	1,250,000	1,332,550
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	275,000	287,917
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), “A”, 5.25%, 8/01/2030	1,000,000	1,090,590
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), 5%, 2/01/2038	1,500,000	1,642,125
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Anmed Health), “B”, 5.5%, 2/01/2038 (Prerefunded 2/01/2019)	1,500,000	1,590,045
Spartanburg County, SC, Regional Health Services District, “A”, 5%, 4/15/2037	2,000,000	2,199,060
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	105,000	115,304
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	255,000	281,081
		$33,846,447

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 1.6%
South Carolina Economic Development Authority, Residential Care Facilities Rev. (South Carolina Episcopal Home at Still Hopes), 5%, 4/01/2047	$1,000,000	$1,041,460
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5%, 5/01/2043	750,000	768,323
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	250,000	256,890
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5%, 10/01/2036	1,000,000	1,011,560
		$3,078,233
Industrial Revenue - Paper - 0.6%
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	$1,000,000	$1,079,290
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	100,000	119,535
		$1,198,825
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$45,000	$48,525

Port Revenue - 0.9%
South Carolina Port Authority Rev., 5%, 7/01/2028	$300,000	$348,324
South Carolina Port Authority Rev., 5%, 7/01/2029	450,000	519,588
South Carolina Port Authority Rev., 5%, 7/01/2033	500,000	567,605
South Carolina Port Authority Rev., 5.25%, 7/01/2040	250,000	271,670
		$1,707,187
Sales & Excise Tax Revenue - 1.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$1,315,000	$1,453,338
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	725,000	794,593
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, AGM, 5%, 8/01/2040	95,000	98,212
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040(a)(d)	475,000	252,938
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	595,000	74,083
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	375,000	92,910

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	$100,000	$20,922
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	2,080,000	412,318
		$3,199,314
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$220,000	$231,493

State & Local Agencies - 11.0%
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2020	$800,000	$888,072
Berkeley County, SC, School District Special Obligation, 5%, 12/01/2021	1,000,000	1,137,610
Charleston County, SC, Special Source Rev., “C”, 5%, 12/01/2021	1,000,000	1,146,690
Charleston, SC, Educational Excellence Finance Corp. Rev. (Charleston County School District Project), “B”, 5%, 12/01/2030	3,595,000	4,189,613
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	1,330,000	1,072,406
Greenwood, SC, Fifty School Facilities, Inc., Installment Purchase Rev. (Greenwood School District No. 50), BAM, 5%, 12/01/2028	3,000,000	3,559,710
Los Angeles County, CA, Public Works Financing Authority Lease Rev., “D”, 5%, 12/01/2032	1,140,000	1,351,288
Los Angeles, CA, Municipal Improvement Corp. Lease Rev. (Real Property), “E”, 6%, 9/01/2039	290,000	317,944
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2028	30,000	34,292
New Jersey Building Authority Rev., Unrefunded Balance, “A”, BAM, 5%, 6/15/2029	35,000	39,734
New York Dormitory Authority Rev., State Personal Income Tax, “A”, (Group C), 5%, 2/15/2041	795,000	920,777
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2028	2,000,000	2,323,660
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	1,115,000	1,257,330
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2026	1,000,000	1,174,630
Sumter, SC, School Facilities, Inc., Installment Purchase Rev. (Sumter Two School Facilities, Inc.), BAM, 5%, 12/01/2027	1,195,000	1,392,366
		$20,806,122

Issuer	Shares/Par	Value ($)
Tax - Other - 5.8%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$50,000	$53,918
Greenville County, SC, Hospitality Tax Rev., AGM, 5%, 4/01/2022	1,025,000	1,140,118
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2029 (Prerefunded 4/01/2020)	750,000	817,470
Greenville County, SC, Tourism Public Facilities Corp., Hospitality Tax, 4.75%, 4/01/2030 (Prerefunded 4/01/2020)	500,000	544,980
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	180,000	196,544
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	60,000	65,836
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	285,000	318,279
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	180,000	200,122
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	180,000	199,528
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	95,000	104,916
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	285,000	309,422
Myrtle Beach, SC, Tax Increment Refunding Bonds Rev. (Myrtle Beach Air Force Vase Redevelopment Project Area), 5%, 10/01/2030	1,000,000	1,162,160
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	2,000,000	2,236,580
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	400,000	400,728
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	440,000	474,650
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	1,245,000	1,338,848
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	635,000	682,053
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	570,000	662,209
		$10,908,361
Tobacco - 1.0%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-2”, 5.3%, 6/01/2037	$840,000	$844,486
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	850,000	962,701
		$1,807,187

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$275,000	$311,946
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	535,000	594,594
		$906,540
Transportation - Special Tax - 6.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$755,000	$795,060
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	435,000	502,351
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	20,000	20,028
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,340,000	1,375,684
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	480,000	510,321
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	320,000	372,493
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,110,000	1,184,248
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	80,000	83,424
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	175,000	201,512
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	20,000	23,097
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	405,000	430,260
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	350,000	372,036
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	350,000	395,255
South Carolina Transportation Infrastructure Bank Rev., “A”, 5%, 10/01/2040	2,000,000	2,317,280
South Carolina Transportation Infrastructure Rev., “A”, 5%, 10/01/2023	2,825,000	3,200,923
		$11,783,972
Universities - Colleges - 6.9%
College of Charleston, SC, Academic & Administrative Facilities Rev., “B”, 5%, 4/01/2022	$1,205,000	$1,377,496

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	$865,000	$788,413
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	200,000	222,326
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	75,000	71,208
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	125,000	117,012
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	55,000	38,349
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	30,000	20,598
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	390,000	433,033
South Carolina Educational Facilities Authority (Wofford College), 5%, 4/01/2035	1,565,000	1,784,569
South Carolina Jobs & Economic Development Authority (Furman University), 5%, 10/01/2028	700,000	833,385
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	30,000	30,039
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2035	365,000	387,896
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035 (Prerefunded 5/01/2020)	830,000	912,535
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2035	170,000	184,044
University of South Carolina, Athletic Facilities Rev., “A”, 4%, 5/01/2036	400,000	423,548
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2036	440,000	516,050
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2037	1,560,000	1,823,952
University of South Carolina, Athletic Facilities Rev., “A”, 5.5%, 5/01/2038 (Prerefunded 5/01/2018)	1,000,000	1,026,870
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040 (Prerefunded 5/01/2020)	1,665,000	1,830,567
University of South Carolina, Athletic Facilities Rev., “A”, 5%, 5/01/2040	335,000	362,497
		$13,184,387
Universities - Dormitories - 2.0%
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2035	$2,555,000	$2,816,888

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Universities - Dormitories - continued
University of South Carolina, Higher Education Rev., “A”, 5%, 6/01/2039 (Prerefunded 6/01/2018)	$1,000,000	$1,027,430
		$3,844,318
Utilities - Investor Owned - 0.5%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$800,000	$886,896

Utilities - Municipal Owned - 8.5%
Easley, SC, Utility Rev., AGM, 5.25%, 12/01/2031	$2,500,000	$2,612,250
Easley, SC, Utility Rev., ASSD GTY, 5%, 12/01/2034	2,325,000	2,474,521
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	145,000	160,496
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	170,000	187,051
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 1/01/2021	2,700,000	3,112,209
Piedmont, SC, Municipal Power Agency, “C”, AGM, 5%, 1/01/2030	1,000,000	1,096,200
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	20,000	21,247
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2037	1,500,000	1,697,790
South Carolina Public Service Authority Rev. (Santee Cooper), “B”, 5%, 12/01/2046	1,000,000	1,117,600
South Carolina Public Service Authority Rev., “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	2,305,000	2,436,454
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	1,000,000	1,092,330
South Carolina Public Service Authority, “A”, 5.5%, 1/01/2038 (Prerefunded 1/01/2019)	195,000	206,121
		$16,214,269
Utilities - Other - 2.5%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$685,000	$964,912
Nebraska Central Plains Energy Project, Gas Project Rev., “3”, 5%, 9/01/2042	790,000	858,430
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	130,000	164,082
Rock Hill, SC, Utility Systems Rev., 5%, 1/01/2041	1,000,000	1,128,090
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	270,000	304,574
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	332,354
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	570,000	687,061
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	330,000	363,498
		$4,803,001

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - 15.4%
Charleston, SC, Waterworks & Sewer Rev., Capital Improvement, 5%, 1/01/2035 (Prerefunded 1/01/2021)	$1,000,000	$1,124,030
Charleston, SC, Waterworks & Sewer Rev., Refunding Systems, “B”, 5%, 1/01/2030	2,400,000	2,944,104
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2025 (Prerefunded 2/01/2021)	580,000	653,944
Columbia, SC, Waterworks & Sewer Systems Rev., “A”, 5%, 2/01/2036	3,000,000	3,319,080
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	35,000	35,605
Dorchester County, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 10/01/2029	1,000,000	1,066,690
Greenville, SC, Renewable Water Resource Sewer Systems Rev., “A”, 5%, 1/01/2024 (Prerefunded 1/01/2020)	1,000,000	1,087,100
Greenwood, SC, Sewer Systems Rev., AGM, 5%, 10/01/2030 (Prerefunded 10/01/2018)	1,000,000	1,040,640
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	90,000	97,278
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	315,000	334,209
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	410,000	437,199
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2030	500,000	588,485
Kershaw County, SC, Waterworks System Rev. (Lugoff Water District), “B”, 5%, 7/01/2035	500,000	575,230
Lexington, SC, Waterworks & Sewer Systems Rev., ASSD GTY, 5%, 1/15/2039	2,000,000	2,128,740
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	50,000	56,039
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	60,000	66,243
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	30,000	33,701
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	70,000	78,228
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2036	1,000,000	1,193,660
Mount Pleasant, SC, Waterworks & Sewer System Rev., “A”, 5%, 6/01/2037	1,000,000	1,189,910

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
North Charleston, SC, Sewer District, 5%, 7/01/2039	$3,425,000	$3,958,684
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2033	1,000,000	1,126,010
Spartanburg, SC, Sanitary Sewer District Convertible Rev., “B”, 5%, 3/01/2034	2,000,000	2,301,660
Spartanburg, SC, Water System Refunding & Improvement Rev., “B”, 5%, 6/01/2039	1,000,000	1,173,210
Spartanburg, SC, Waterworks Rev., ASSD GTY, 5%, 6/01/2039	2,000,000	2,132,140
Sumter, SC, Waterworks & Sewer Systems Rev., SYNCORA, 5%, 12/01/2025 (Prerefunded 12/01/2017)	540,000	543,904
		$29,285,723
Total Municipal Bonds (Identified Cost, $178,712,175)		$186,566,472

Investment Companies (h) - 1.1%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $2,069,865)	2,069,865	$2,069,865

Other Assets, Less Liabilities - 0.7%		1,236,529
Net Assets - 100.0%		$189,872,866

Derivative Contracts at 9/30/17

Futures Contracts at 9/30/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	25	$3,820,313	December - 2017	$85,846

At September 30, 2017, the fund had cash collateral of $75,000 to cover collateral or margin obligations for certain derivative contracts. Cash collateral is comprised of deposits with brokers in the Statements of Assets and Liabilities.

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.1%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.7%
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “A”, ASSD GTY, 5%, 7/01/2039	$1,000,000	$1,083,940
Memphis-Shelby County, TN, Airport Authority Facilities Rev., “D”, 5%, 7/01/2025	1,000,000	1,110,690
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,100,000	1,239,810
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	680,000	704,827
		$4,139,267
General Obligations - General Purpose - 11.2%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	$195,000	$208,432
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	80,000	84,047
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	215,000	216,223
Johnson City, TN, 5%, 6/01/2031 (Prerefunded 6/01/2019)	1,000,000	1,065,920
Memphis, TN, “B”, 5%, 4/01/2034	1,025,000	1,192,680
Memphis, TN, Refunding General Improvement, “B”, 5%, 4/01/2031	1,000,000	1,177,480
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2021	2,000,000	2,205,920
Metropolitan Government of Nashville & Davidson County, TN, 5%, 1/01/2028 (Prerefunded 1/01/2018)	1,000,000	1,010,530
Pigeon Forge, TN, Industrial Development Board, Public Facilities, 5%, 6/01/2034	1,000,000	1,087,160
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	190,000	206,625
Shelby County, TN, “A”, 5%, 3/01/2028	2,000,000	2,286,800
State of Tennessee, “A”, 5%, 10/01/2029 (Prerefunded 10/01/2021)	1,500,000	1,721,310
		$12,463,127
General Obligations - Schools - 1.9%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$25,000	$28,943
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	25,000	28,855
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	20,000	23,049
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	10,000	11,507
Williamson County, TN, School District, 5%, 4/01/2026	740,000	917,104

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Williamson County, TN, School District, “A”, 4%, 3/01/2019	$1,015,000	$1,057,894
		$2,067,352
Healthcare Revenue - Hospitals - 19.0%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/2044	$1,000,000	$1,080,220
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	500,000	532,990
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “D”, 6.25%, 10/01/2033	1,000,000	1,043,840
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	295,000	319,137
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	680,000	747,062
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	405,000	449,104
Jackson, TN, Hospital Rev. (Jackson-Madison County General Hospital), 5%, 4/01/2028	1,500,000	1,752,105
Jackson, TN, Hospital Rev., Prerefunded & Improvement, 5.625%, 4/01/2038 (Prerefunded 4/01/2018)	730,000	747,600
Jackson, TN, Hospital Rev., Unfunded Balance, 5.625%, 4/01/2038	270,000	275,270
Johnson City, TN, Health & Education Financing Authority Rev. (Johnson City Medical Center Hospital), ETM, NATL, 5%, 7/01/2018	20,000	20,070
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	790,000	897,930
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	265,000	302,074
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2024	1,000,000	1,148,930
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2033	1,000,000	1,141,440
Knox County, TN, Health, Educational & Housing Facility Board Knox Rev. (University Health System, Inc.), 5%, 4/01/2036	750,000	833,887

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2036	$1,000,000	$1,112,450
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	1,750,000	1,960,402
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. , 6%, 8/01/2030 (Prerefunded 8/01/2020)	60,000	68,155
Miami-Dade County, FL, Health Facilities Authority Hospital Rev., Unfunded Balance, 6%, 8/01/2030	25,000	27,571
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	510,000	559,592
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	100,000	111,399
Rutherford County, TN, Health & Educational Facilities Board Rev. (Ascension Health Senior Credit Group), “C”, 5%, 11/15/2040	1,500,000	1,598,760
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “A”, 5%, 5/01/2035	1,500,000	1,740,210
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Methodist Healthcare), “B”, AGM, 5.25%, 9/01/2027 (Prerefunded 3/01/2018)	1,500,000	1,526,925
St. Petersburg, FL, Health Facilities Authority (All Children Hospital), “A”, 6.5%, 11/15/2039 (Prerefunded 11/15/2019)	170,000	189,338
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2/15/2039 (Prerefunded 2/15/2019)	785,000	845,092
		$21,031,553
Healthcare Revenue - Long Term Care - 3.7%
Blount County, TN, Health & Educational Facilities Board Rev. (Asbury, Inc.), “A”, 5%, 1/01/2047	$750,000	$770,077
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	1,000,000	900,200
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board Rev. (The Blakeford at Green Hills), 5%, 7/01/2037	1,000,000	1,047,270
Shelby County, TN, Health, Educational & Housing Facility Board (Trezevant Manor Project), “A’”, 5%, 9/01/2037	750,000	782,887
Shelby County, TN, Health, Educational & Housing Facility Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	550,000	565,868
		$4,066,302

Issuer	Shares/Par	Value ($)
Industrial Revenue - Other - 0.6%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$550,000	$703,406

Miscellaneous Revenue - Entertainment & Tourism - 2.5%
Memphis-Shelby County, TN, Sports Authority, Inc. Rev., “B”, 5.375%, 11/01/2029	$2,500,000	$2,710,850

Miscellaneous Revenue - Other - 3.5%
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2021	$535,000	$606,262
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Rev., Public Improvement, “A”, 5%, 8/01/2023	1,205,000	1,417,791
Metropolitan Nashville Airport Authority, Special Facilities Rev. (Aero Nashville LLC Project), 5.2%, 7/01/2026	725,000	758,096
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	980,000	1,112,045
		$3,894,194
Sales & Excise Tax Revenue - 3.0%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$780,000	$862,056
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6.5%, 1/15/2030	480,000	534,034
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	300,000	317,169
Guam Government Business Privilege Tax Rev., “D”, 5%, 11/15/2031	725,000	789,017
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040 (a)(d)	285,000	151,762
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	2,890,000	359,834
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	225,000	55,746
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	60,000	12,553
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,255,000	248,779
		$3,330,950
Secondary Schools - 0.1%
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	$130,000	$136,791

Single Family Housing - State - 1.2%
Tennessee Housing Development Agency Rev., Homeownership Program, 5%, 7/01/2029	$415,000	$421,076

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Single Family Housing - State - continued
Tennessee Housing Development Agency Rev., Homeownership Program, “2”, 4.55%, 7/01/2024	$845,000	$869,454
		$1,290,530
State & Agency - Other - 0.9%
Hardeman County, TN, Industrial Development Board Rev., “B”, ASSD GTY, 5%, 6/01/2040 (Prerefunded 6/01/2018)	$1,000,000	$1,027,250

State & Local Agencies - 13.8%
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2020	$700,000	$773,262
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 10/01/2024	1,000,000	1,106,520
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	795,000	641,025
Memphis-Shelby County, TN, Economic Growth Engine Development Board Rev., “B”, 5%, 11/01/2030	2,000,000	2,392,540
State Public School Building Authority, PA, School Lease Rev. (The School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	665,000	749,887
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	360,000	368,903
Tennessee School Board Authority, Higher Education Facilities Rev., 5.125%, 5/01/2033 (Prerefunded 5/01/2018)	1,640,000	1,680,557
Tennessee School Board Authority, Higher Education Facilities Second Program, “A”, STHEIP, 5%, 11/01/2036	1,500,000	1,795,545
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2028	1,000,000	1,211,500
Tennessee School Board Authority, Higher Education Facilities Second Program, “B”, 5%, 11/01/2045	1,285,000	1,479,292
Tennessee School Bond Authority, “A”, 5%, 11/01/2043	1,000,000	1,147,400
Tennessee School Bond Authority, “C”, AGM, 5%, 5/01/2032	2,000,000	2,005,660
		$15,352,091
Tax - Other - 2.9%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$25,000	$26,959
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	150,000	163,786
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	50,000	54,863

Issuer	Shares/Par	Value ($)
Tax - Other - continued
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2033	$170,000	$189,851
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2034	105,000	116,738
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2035	105,000	116,391
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2036	60,000	66,263
Guam Government Ltd. Obligation Rev., “A”, 5%, 12/01/2046	175,000	189,996
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	230,000	230,419
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	260,000	280,475
Puerto Rico Infrastructure Financing
Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	415,000	446,283
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	380,000	408,158
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2025	250,000	264,875
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	245,000	262,554
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	335,000	389,193
		$3,206,804
Tobacco - 0.9%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$200,000	$226,518
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	240,000	240,228
Virgin Islands Tobacco Settlement Financing Corp., 5%, 5/15/2031	575,000	570,538
		$1,037,284
Toll Roads - 0.5%
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$165,000	$187,168
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	320,000	355,645
		$542,813
Transportation - Special Tax - 3.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.5%, 7/01/2028	$745,000	$862,337
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2036	260,000	300,256

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$15,000	$15,021
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	765,000	785,372
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	270,000	287,056
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	655,000	698,813
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	40,000	41,712
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2034	105,000	120,908
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	60,000	63,742
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	90,000	95,666
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	200,000	225,860
		$3,496,743
Universities - Colleges - 6.6%
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.625%, 10/01/2039	$500,000	$524,760
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	250,000	264,468
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2028	500,000	564,050
Franklin County, TN, Health & Educational Facilities Board Rev. (University of the South), 5%, 9/01/2030	375,000	421,054
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Lipscomb University Project), “A”, 5%, 10/01/2041	1,000,000	1,111,740
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), 5%, 10/01/2034 (Prerefunded 10/01/2019)	535,000	576,885
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center) , 5%, 10/01/2034 (Prerefunded 10/01/2019)	1,965,000	2,118,840

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	$520,000	$473,959
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	120,000	133,396
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	20,000	20,010
Shelby County, TN, Health Educational & Housing Facilities Rev. (Rhodes College), 5.5%, 8/01/2040	1,000,000	1,139,090
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	15,000	15,019
		$7,363,271
Universities - Dormitories - 0.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (CDFI Phase I LLC, University of Tennessee at Chattanooga), 5%, 10/01/2035	$500,000	$550,870

Utilities - Municipal Owned - 9.3%
Chattanooga, TN, Electric Rev., “A”, 5%, 9/01/2033 (Prerefunded 3/01/2018)	$2,000,000	$2,034,500
Citizens Gas Utility District, TN, Gas Rev., 5%, 5/01/2035 (Prerefunded 5/01/2019)	580,000	616,221
Citizens Gas Utility District, TN, Gas Rev. Unrefunded, 5%, 5/01/2035	420,000	433,789
Clarksville, TN, Electric System Rev., “A”, 5%, 9/01/2034	1,250,000	1,364,212
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	300,000	320,265
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	470,000	494,539
Johnson City, TN, Electric Rev., AGM, 5%, 5/01/2029 (Prerefunded 5/01/2018)	1,000,000	1,024,000
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2029	545,000	670,279
Johnson City, TN, Energy Authority Electric System Rev., 5%, 5/01/2030	630,000	769,551
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	195,000	210,426
Memphis, TN, Electric Systems Rev., 5%, 12/01/2034	1,000,000	1,179,000
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “A”, 5%, 5/15/2037	1,000,000	1,190,090
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	10,000	10,624
		$10,317,496

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Other - 1.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$225,000	$253,811
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	115,000	131,796
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2023	85,000	99,114
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,200,000	1,446,444
		$1,931,165
Water & Sewer Utility Revenue - 7.4%
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2029	$1,000,000	$1,153,170
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2041	1,000,000	1,153,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	65,000	70,257
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	300,000	319,902
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Rev., 5%, 7/01/2032	2,000,000	2,338,840
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	30,000	33,623
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	35,000	38,642
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,468

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	$45,000	$50,289
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	65,000	82,873
South Blount County, TN, Utility District Waterworks Rev., Prerefunded & Improvement, AGM, 5%, 12/01/2033 (Prerefunded 12/01/2019)	680,000	737,038
South Blount County, TN, Utility District Waterworks Rev., Unrefunded Balance & Improvement, AGM, 5%, 12/01/2033	1,460,000	1,555,192
Wilson County, TN, West Wilson Utility District Waterworks Rev., 5%, 6/01/2030	550,000	649,539
		$8,205,553
Total Municipal Bonds (Identified Cost, $104,390,221)		$108,865,662

Investment Companies (h) - 0.7%
Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $788,758)	788,758	$788,758

Other Assets, Less Liabilities - 1.2%		1,307,190
Net Assets - 100.0%		$110,961,610

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.4%

Issuer	Shares/Par	Value ($)
Airport Revenue - 3.3%
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	$510,000	$594,471
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035 (Prerefunded 1/01/2021)	695,000	792,411
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	160,000	179,858
Metropolitan Washington, DC, Airport Authority Rev., 5.375%, 10/01/2028	1,500,000	1,562,490
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2027	980,000	1,159,291
Metropolitan Washington, DC, Airport Authority Rev., “B”, 5%, 10/01/2028	1,000,000	1,174,810
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2023	2,000,000	2,257,020
Norfolk, VA, Airport Authority Rev., AGM, 5%, 7/01/2024	1,000,000	1,123,820
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	1,160,000	1,319,419
		$10,163,590
General Obligations - General Purpose - 8.5%
Chesapeake, VA, “B”, 5%, 6/01/2023	$1,930,000	$2,186,902
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020 Commonwealth of Puerto Rico, Public	790,000	844,415
Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	210,000	220,624
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	925,000	1,033,817
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	540,000	543,073
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	110,000	123,493
Loudoun County , VA, General Obligation Public Improvement, “A”, 5%, 12/01/2022	3,000,000	3,535,590
Loudoun County , VA, General Obligation Public Improvement, “B”, 5%, 11/01/2018	5,500,000	5,740,900
Lynchburg, VA, Public Improvement, 5%, 12/01/2023	1,000,000	1,113,170
Lynchburg, VA, Public Improvement, 5%, 6/01/2026	1,000,000	1,198,700
Portsmouth, VA, General Obligation Public Improvement, “A”, 5%, 2/01/2032	500,000	576,405
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/2018	575,000	585,718
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 10%, 7/01/2035	170,000	184,875
Puerto Rico Public Buildings Authority Rev., Guaranteed, “D”, AMBAC, 5.45%, 7/01/2030	380,000	380,836

Issuer	Shares/Par	Value ($)
General Obligations - General Purpose - continued
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2024	$1,785,000	$2,107,996
Richmond, VA, Public Improvement, “A”, 5%, 3/01/2028	220,000	256,254
Suffolk, VA, General Obligation, 5%, 12/01/2022	2,480,000	2,922,754
Virginia Beach, VA, Public Improvement, “B”, 5%, 4/01/2022	2,000,000	2,316,680
		$25,872,202
General Obligations - Schools - 0.1%
Berks County, PA, Reading School District, AGM, 5%, 3/01/2035	$65,000	$75,253
Berks County, PA, Reading School District, AGM, 5%, 3/01/2036	70,000	80,794
Berks County, PA, Reading School District, AGM, 5%, 3/01/2037	55,000	63,384
Berks County, PA, Reading School District, AGM, 5%, 3/01/2038	25,000	28,767
		$248,198
Healthcare Revenue - Hospitals - 13.1%
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), 5.5%, 5/15/2035 (Prerefunded 5/15/2019)	$530,000	$568,653
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	2,000,000	2,384,120
Fairfax County, VA, Industrial Development Authority Health Care Rev., Unrefunded Balance, 5.5%, 5/15/2035	970,000	1,032,953
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “A”, 5%, 5/15/2044	2,000,000	2,243,840
Fairfax County, VA, Industrial Development Authority Rev. (Inova Health System Project), “C”, 5%, 5/15/2025	500,000	530,565
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2031	750,000	833,310
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2033	1,000,000	1,102,170
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Rev. (Medicorp Health System), 5.25%, 6/15/2019	1,125,000	1,190,722
Henrico County, VA, Economic Development Authority Rev. (Bon Secours Health Systems, Inc.), “B-2”, AGM, 5.25%, 11/01/2042	1,705,000	1,835,603

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), NATL, 6.25%, 8/15/2020	$1,160,000	$1,252,011
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	970,000	1,075,633
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	375,000	399,945
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	395,000	417,989
Lynchburg, VA, Economic Development Authority Rev. (Centra Health), “A”, 5%, 1/01/2047	3,000,000	3,350,490
New Hampshire Business Finance Authority
Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027 (Prerefunded 10/01/2019)	635,000	696,747
Norfolk, VA, Economic Development Authority Health Care Facilities Rev. (Sentara Healthcare), “B”, 5%, 11/01/2036	2,875,000	3,223,680
Roanoke, VA, Economic Development Authority Hospital Rev. (Carilion Medical Center), 5%, 7/01/2033	2,385,000	2,569,170
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, 5%, 7/01/2038 (Prerefunded 7/01/2020)	45,000	49,750
Roanoke, VA, Industrial Development Authority Hospital Rev. (Carilion Health Systems), “B”, AGM, 5%, 7/01/2038	2,955,000	3,138,240
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	1,805,000	1,925,393
Virginia Small Business Financing Authority, Healthcare Facility Rev. (Sentra Healthcare), 5%, 11/01/2040	4,000,000	4,292,840
Washington County, VA, Industrial Development Authority, Hospital Facilities Rev. (Mountain States Health Alliance), “C”, 7.5%, 7/01/2029	1,400,000	1,490,608
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	220,000	241,589
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	530,000	584,208
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	2,000,000	2,193,020
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2028	600,000	713,214
Winchester, VA, Economic Development Authority Rev., (Valley Health System Obligated Group), 5%, 1/01/2030	400,000	469,596
		$39,806,059

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Long Term Care - 3.0%
Albemarle County, VA, Economic Development Authority, Residential Care Facilities Rev. (Westminster-Canterbury Blue Ridge), “A”, 5%, 1/01/2042	$1,000,000	$1,024,280
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2030	1,000,000	1,134,740
Chesterfield County, VA, Health Center Commission Residential Care Facility, 6.25%, 12/01/2038	750,000	749,962
Fairfax County, VA, Economic Development Authority, Residential Care Facilities (Goodwin House, Inc.), 5%, 10/01/2036	1,000,000	1,110,140
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2024	395,000	441,452
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Virginia United Methodist Homes, Inc.), 5%, 6/01/2025	385,000	427,573
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	200,800	9,458
Lexington, VA, Industrial Development Authority Residential Care Facilities (Kendal at Lexington), 4%, 1/01/2037	1,000,000	1,004,570
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	500,000	509,880
Prince William County, VA, Industrial Development Authority, Residential Care Facilities Rev. (Westminster at Lake Ridge), 5%, 1/01/2037	1,000,000	1,071,060
Suffolk, VA, Economic Development Facilities First Mortgage Rev. (Lake Prince Center, Inc.), 5%, 9/01/2031	1,000,000	1,079,540
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030 (Prerefunded 11/01/2020)	140,000	164,283
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040 (Prerefunded 11/01/2020)	265,000	311,966
Travis County, TX, Health Facilities Development Corp. Rev., Unrefunded Balance, (Westminster Manor Health), 7%, 11/01/2030	35,000	39,351
		$9,078,255
Industrial Revenue - Other - 1.3%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$3,010,000	$3,849,549

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Industrial Revenue - Paper - 0.1%
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	$100,000	$118,449
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	130,000	155,396
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019(d)	1,683,272	168
		$274,013
Miscellaneous Revenue - Other - 0.0%
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	$80,000	$86,267

Multi-Family Housing Revenue - 5.8%
Arlington County, VA, Industrial Development Authority Rev. (Colonial Village), FNMA, 5.15%, 11/01/2031 (Put Date 11/01/2019)	$2,465,000	$2,484,030
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5.5%, 6/01/2030	1,450,000	1,527,474
Virginia Housing Development Authority Rev., Rental Housing, “B”, 5%, 6/01/2045	3,050,000	3,132,502
Virginia Housing Development Authority Rev., Rental Housing, “E”, 4.8%, 10/01/2039	3,000,000	3,058,470
Virginia Housing Development Authority Rev., Rental Housing, “F”, 4.8%, 4/01/2037	1,330,000	1,369,195
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5.1%, 1/01/2041	3,770,000	3,915,861
Virginia Housing Development Authority Rev., Rental Housing, “F”, 5%, 4/01/2045	2,125,000	2,228,488
		$17,716,020
Port Revenue - 1.2%
Virginia Port Authority Facilities Rev, “A”, 5%, 7/01/2031 (Prerefunded 7/01/2025)	$3,000,000	$3,655,590

Sales & Excise Tax Revenue - 1.7%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$2,095,000	$2,315,394
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2041	1,320,000	1,446,707
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “A”, 5.5%, 8/01/2028 (Prerefunded 8/01/2019)	40,000	43,219
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040(a)(d)	750,000	399,375
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	930,000	115,794
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	590,000	146,178
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	160,000	33,475

Issuer	Shares/Par	Value ($)
Sales & Excise Tax Revenue - continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	$3,250,000	$644,248
		$5,144,390
Secondary Schools - 0.7%
Alexandria, VA, Industrial Development Authority, Educational Facilities Rev. (Episcopal High School), “A”, 5%, 1/01/2040 (Prerefunded 1/01/2020)	$1,900,000	$2,065,490

State & Local Agencies - 15.0%
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 1.632%, (LIBOR-3mo.) 6/01/2037	$1,955,000	$1,576,356
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2033	500,000	589,365
Fairfax County, VA, Economic Development Authority Facilities Rev. (County Facilities Projects), “A”, 5%, 10/01/2034	1,000,000	1,173,780
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2035	1,250,000	1,479,262
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2036	1,000,000	1,178,830
Fairfax County, VA, Economic Development Authority Metrorail Parking System Project Rev. , 5%, 4/01/2037	750,000	881,393
Fairfax County, VA, Economic Development Authority Transportation Contract Rev. (Route 28 Projects), “B”, 2.875%, 4/01/2034	6,170,000	5,733,719
Manassas Park, VA, Economic Development Authority Lease Rev., “A”, 6%, 7/15/2035 (Prerefunded 7/15/2020)	1,000,000	1,131,180
Montgomery County, VA, Industrial Development Authority (Public Facilities Project), 5%, 2/01/2029	500,000	506,890
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2034	2,770,000	3,254,528
New River Valley, VA, Regional Jail Authority Rev., 5%, 10/01/2036	3,205,000	3,740,588
Powhatan County, VA, 5%, 1/15/2032	2,500,000	2,685,175
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	2,400,000	2,449,656
Stafford County, VA, Economic Development Authority Lease Rev., 5%, 4/01/2033	600,000	612,018
Virginia College Building Authority, Educational Facilities Rev., 5%, 2/01/2023	2,140,000	2,515,741
Virginia College Building Authority, Educational Facilities Rev. (21st Century College & Equipment), “A”, 5%, 2/01/2029 (Prerefunded 2/01/2019)	1,500,000	1,580,445

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - continued
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “A”, 5%, 9/01/2027	$3,000,000	$3,417,270
Virginia College Building Authority, Educational Facilities Rev. (Public Higher Education Financing), “B”, 5%, 9/01/2020	3,000,000	3,333,060
Virginia Public Building Authority Rev., “B”, 5.25%, 8/01/2028 (Prerefunded 8/01/2018)	1,000,000	1,036,120
Virginia Public Building Authority, Public Facilities Rev., “B”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	950,000	1,019,322
Virginia Public Building Authority, Public Facilities Rev., “B-3”, 4%, 8/01/2021	1,000,000	1,102,740
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2019	1,175,000	1,259,294
Virginia Public School Authority (1997 Resolution), “A”, 5%, 8/01/2030 (Prerefunded 8/01/2020)	1,000,000	1,109,540
Virginia Resource Authority Infrastructure Rev. (Virginia Pooled Financing Program), “A”, 5%, 8/01/2029 (Prerefunded 8/01/2019)	100,000	107,297
Western Virginia, VA, Regional Jail Authority Rev., 5%, 12/01/2034	1,750,000	2,048,655
		$45,522,224
Tax - Other - 2.0%
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2025	$80,000	$86,269
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	365,000	398,547
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	120,000	131,671
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	365,000	365,664
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	700,000	755,125
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	2,030,000	2,183,022
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	990,000	1,063,359
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dreams at Meadowlands Project), 7%, 12/01/2050	910,000	1,057,211
		$6,040,868
Tax Assessment - 0.4%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	$750,000	$813,472

Issuer	Shares/Par	Value ($)
Tax Assessment - continued
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.15%, 3/01/2035	$500,000	$516,725
		$1,330,197
Tobacco - 2.0%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.75%, 6/01/2034	$275,000	$265,100
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	1,110,000	1,072,637
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	1,230,000	1,225,203
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	1,575,000	1,783,829
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	665,000	665,632
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 6/01/2047	1,000,000	968,530
		$5,980,931
Toll Roads - 3.2%
Chesapeake Bay Bridge & Tunnel District First Tier General Resolution Rev. , 5%, 7/01/2051	$3,000,000	$3,334,260
Metropolitan Washington, DC, Airports Authority Rev. Senior Lien (Dulles Toll Road), 5%, 10/01/2053	2,000,000	2,158,540
Virginia Small Business Financing Authority Rev. (95 Express Lanes LLC), 5%, 7/01/2034	2,500,000	2,698,250
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	465,000	527,473
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	905,000	1,005,808
		$9,724,331
Transportation - Special Tax - 8.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	$50,000	$50,069
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	1,835,000	1,883,866
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, ASSD GTY, 5.25%, 7/01/2041	1,525,000	1,774,231
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	1,995,000	2,121,024
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2029	505,000	587,840
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	1,695,000	1,808,378

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	$635,000	$674,605
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	560,000	595,258
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 4%, 5/15/2042	3,760,000	4,004,212
Virginia Port Authority Rev., 5%, 7/01/2030	1,000,000	1,169,080
Virginia Port Authority Rev., 5%, 7/01/2031	500,000	581,485
Virginia Port Authority, Port Fund Rev., 5%, 7/01/2032	1,200,000	1,314,648
Washington Metropolitan Area Transit Authority Gross Rev., “A”, 5.125%, 7/01/2032 (Prerefunded 7/01/2019)	1,365,000	1,462,720
Washington Metropolitan Area Transit Authority Gross Rev., “B”, 5%, 7/01/2042	3,860,000	4,529,980
Washington, DC, Metropolitan Area Transit Authority Gross Rev., “A”, 5.25%, 7/01/2029 (Prerefunded 7/01/2019)	1,485,000	1,594,534
		$24,151,930
Universities - Colleges - 8.8%
Amherst, VA, Industrial Development Authority Rev. (Educational Facilities Sweet Briar), 5%, 9/01/2026	$1,770,000	$1,694,934
Connecticut Health & Educational Facilities Authority Connecticut Rev. (Connecticut State University System Issue, Series P-1), 2.625%, 11/01/2032	1,765,000	1,594,413
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2030	615,000	653,394
Pennsylvania Higher Educational Facilities Authority Rev., AGM, 3%, 6/15/2045	1,380,000	1,257,815
Pennsylvania Higher Educational Facilities Authority Rev., BAM, 3%, 6/15/2045	1,450,000	1,350,936
Prince William County, VA, Industrial Development Authority Rev. (George Mason University Foundation Prince William Life Sciences Lab), 5.5%, 9/01/2034 (Prerefunded 9/01/2021)	1,000,000	1,159,940
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	370,000	373,182
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	230,000	215,303
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	595,000	660,652
University of Virginia (University Rev.), 5%, 9/01/2025	3,760,000	4,276,812

Issuer	Shares/Par	Value ($)
Universities - Colleges - continued
University of Virginia, General Rev. Pledge Refunding, “A”, 5%, 6/01/2043	$685,000	$791,079
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “A”, 5%, 7/01/2035	1,000,000	1,072,260
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	1,000,000	1,088,840
Virginia College Building Authority, Educational Facilities Rev. (Richmond University), “A”, 5%, 3/01/2021	2,115,000	2,383,690
Virginia College Building Authority, Educational Facilities Rev. (Roanoke College), 4.5%, 4/01/2037	2,180,000	2,185,058
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), NATL, 5.25%, 1/01/2031	1,000,000	1,266,320
Virginia College Building Authority, Educational Facilities Rev. (Washington & Lee University), “A”, 5%, 1/01/2040	1,000,000	1,142,090
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	2,500,000	2,920,925
Virginia Small Business Financing Authority, Educational Facilities Rev. (Roanoke College), 5.5%, 4/01/2033	500,000	543,905
		$26,631,548
Utilities - Municipal Owned - 3.7%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$785,000	$838,027
Guam Power Authority Rev., “A”, 5.5%, 10/01/2040	1,250,000	1,315,262
Long Island, NY, Power Authority, Electric Systems Rev., “A”, 6%, 5/01/2033 (Prerefunded 5/01/2019)	470,000	507,182
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	60,000	60,048
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	260,000	260,208
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	5,000	5,279
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	25,000	25,044
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	30,000	30,023
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	185,000	185,183
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	20,000	20,368
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	300,000	318,042
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	35,000	37,183
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2027	2,555,000	2,988,532

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Municipal Owned - continued
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2035	$2,000,000	$2,352,720
Richmond, VA, Public Utility Rev., “A”, 5%, 1/15/2038	2,000,000	2,273,000
		$11,216,101
Utilities - Other - 1.2%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	$945,000	$1,014,316
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	555,000	626,068
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	290,000	332,354
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	215,000	254,313
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	1,140,000	1,374,122
		$3,601,173
Water & Sewer Utility Revenue - 15.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$105,000	$106,813
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	265,000	269,224
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2028	1,000,000	1,150,190
Fairfax County, VA, Water Authority Rev., 5%, 4/01/2041	3,000,000	3,555,720
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2020	60,000	64,999
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.25%, 7/01/2021	175,000	194,066
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	620,000	657,808
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	745,000	760,489
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2033 (Prerefunded 4/01/2018)	1,255,000	1,281,091
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 4/01/2038 (Prerefunded 4/01/2018)	3,750,000	3,827,962
James City, VA, Water & Sewer Rev., 5%, 1/15/2040 (Prerefunded 1/15/2018)	1,290,000	1,305,648
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	80,000	89,662
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	100,000	110,405

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$50,000	$56,169
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	110,000	122,929
Norfolk, VA, Water Rev., 5%, 11/01/2028	1,000,000	1,141,610
Norfolk, VA, Water Rev., 4.75%, 11/01/2038 (Prerefunded 11/01/2018)	4,000,000	4,166,160
Virginia Beach, VA, Water & Sewer System Rev., 5%, 10/01/2022	1,310,000	1,536,866
Virginia Resources Authority, Clean Water Rev., 5%, 10/01/2031 (Prerefunded 10/01/2019)	1,000,000	1,078,290
Virginia Resources Authority, Infrastructure Rev., 5.25%, 11/01/2033	985,000	1,030,123
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040 (Prerefunded 11/01/2020)	1,240,000	1,387,399
Virginia Resources Authority, Infrastructure Rev. (St. Moral, VA), 5%, 11/01/2040	160,000	175,904
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2025 (Prerefunded 11/01/2021)	260,000	299,229
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	175,000	183,215
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5.25%, 11/01/2033 (Prerefunded 11/01/2018)	1,840,000	1,926,370
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, 5%, 11/01/2038 (Prerefunded 11/01/2018)	2,600,000	2,715,024
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2025 (u)	1,245,000	1,427,355
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2027 (u)	5,755,000	6,593,043
Virginia Resources Authority, Infrastructure Rev., Pooled Financing Program, “B”, 5%, 11/01/2028 (u)	3,000,000	3,434,280
Virginia Resources Authority, Infrastructure Rev., Unrefunded Balance, 5%, 11/01/2025	1,335,000	1,527,694
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2033	2,245,000	1,286,093
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2034	2,250,000	1,226,498

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2035	$1,950,000	$1,011,777
Virginia Resources Authority, Water & Sewer Systems Rev. (Turkahoe Creek Project), Capital Appreciation, 0%, 11/01/2036	1,250,000	616,500
		$46,316,605
Total Municipal Bonds (Identified Cost, $287,490,599)		$298,475,531

Investment Companies (h) - 1.3%

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $3,988,029)	3,988,029	$3,988,029

Other Assets, Less Liabilities - 0.3%		850,156
Net Assets - 100.0%		$303,313,716

See Portfolio Footnotes and Notes to Financial Statements

PORTFOLIO OF INVESTMENTS

9/30/17 (unaudited)

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%

Issuer	Shares/Par	Value ($)
Airport Revenue - 1.7%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$174,827
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	122,145
New York, NY, Transportation Development Corp. Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, AGM, 4%, 7/01/2037	745,000	772,200
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	470,000	534,592
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	66,952
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	79,358
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	60,926
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	93,644
		$1,904,644
General Obligations - General Purpose - 4.1%
Commonwealth of Puerto Rico, Public Improvement Refunding, “A-4”, AGM, 5%, 7/01/2031	$85,000	$89,300
Guam Government, “A”, 6.75%, 11/15/2029 (Prerefunded 11/15/2019)	35,000	39,117
Guam Government, “A”, 5.25%, 11/15/2037 (Prerefunded 11/15/2017)	250,000	251,423
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	45,000	50,520
State of West Virginia, 4%, 6/01/2022	2,000,000	2,154,640
State of West Virginia, 4%, 6/01/2023	2,000,000	2,144,220
		$4,729,220
General Obligations - Schools - 10.0%
Hancock County, WV, Board of Education, 4.5%, 5/01/2032	$1,405,000	$1,516,403
Monongalia County, WV, Board of Education, 5%, 5/01/2029	1,000,000	1,143,510
Monongalia County, WV, Board of Education, 5%, 5/01/2031	2,000,000	2,254,020
Putnam County, WV, Board of Education, 4%, 5/01/2020	2,500,000	2,682,525
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,063,430
Wood County, WV, Board of Education Public School, 4%, 6/01/2027	1,605,000	1,851,929

Issuer	Shares/Par	Value ($)
General Obligations - Schools - continued
Wood County, WV, Board of Education Public School, 3%, 6/01/2028	$1,000,000	$1,019,450
		$11,531,267
Healthcare Revenue - Hospitals - 16.0%
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	$725,000	$796,500
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028 (Prerefunded 5/01/2020)	450,000	505,346
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	420,000	465,738
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 5.75%, 6/01/2025 (Prerefunded 6/01/2020)	340,000	380,875
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.375%, 6/01/2040 (Prerefunded 6/01/2020)	410,000	466,014
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Medical Health System, Inc.), “A”, 6.5%, 3/01/2045 (Prerefunded 6/01/2020)	290,000	330,571
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,240,305
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	1,000,000	1,152,380
Princeton, WV, Hospital Rev. (Princeton Community Hospital), “A”, 5%, 5/01/2027	750,000	812,962
West Virginia Hospital Finance Authority Hospital Rev. (Camden Clark Memorial Hospital), ASSD GTY, 5.875%, 2/15/2034 (Prerefunded 2/15/2019)	1,000,000	1,066,390
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,125,700
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, ETM, 6.5%, 9/01/2023	1,765,000	2,053,189
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	500,000	508,885
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,087,080

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Healthcare Revenue - Hospitals - continued
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	$1,000,000	$1,089,470
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,569,345
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,637,682
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “E”, 5.625%, 6/01/2035 (Prerefunded 12/01/2018)	1,000,000	1,053,810
West Virginia Hospital Finance Authority Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,113,450
		$18,455,692
Industrial Revenue - Other - 0.5%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$537,146

Miscellaneous Revenue - Other - 14.0%
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	$605,000	$663,897
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	140,000	149,537
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	215,000	232,426
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	631,655
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	618,433
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	155,000	179,023
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	138,576
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 7/01/2018	1,785,000	1,828,661
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “B”, AMBAC, 5.375%, 7/01/2018	415,000	425,151

Issuer	Shares/Par	Value ($)
Miscellaneous Revenue - Other - continued
West Virginia Economic Development Authority, Lottery Rev., “A”, 5%, 6/15/2040	$2,475,000	$2,692,825
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2026 (Prerefunded 7/01/2018)	1,000,000	1,030,560
West Virginia School Building Authority, Excess Lottery Rev., 5%, 7/01/2028 (Prerefunded 7/01/2018)	750,000	772,920
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,097,240
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2031	890,000	1,043,204
West Virginia School Building Authority, Lottery Capital Improvement Rev., “B”, 5%, 7/01/2032	1,940,000	2,264,368
West Virginia, Higher Education Policy Commission Rev. (Community & Technology- Capital Improvement), “A”, 5%, 7/01/2039	2,200,000	2,335,850
		$16,104,326
Sales & Excise Tax Revenue - 3.8%
Chicago, IL, Transit Authority Sales Tax Receipts Rev., AGM, 5%, 12/01/2046	$825,000	$911,790
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	335,000	354,172
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	822,682
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	1,000,000	1,266,060
Monongalia County, WV, Special District Excise Tax Rev., Refunding & Improvement Bonds (University Town Centre Economic Opportunity Development District), “A”, 5.5%, 6/01/2037	500,000	503,680
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040(a)(d)	330,000	175,725
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2054	385,000	47,937
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2042	245,000	60,701
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2045	65,000	13,599
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, NATL, 0%, 8/01/2046	1,345,000	266,620
		$4,422,966
Single Family Housing - State - 0.3%
West Virginia Housing Development Fund, “A”, 3.8%, 11/01/2024	$350,000	$369,131

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
State & Local Agencies - 9.2%
California Public Works Board Lease Rev. (Department of Corrections), “E”, AGM, 3%, 10/01/2036	$835,000	$799,980
FYI Properties Lease Rev. (Washington State Project), 5.5%, 6/01/2034	545,000	580,818
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,003,330
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,127,570
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,298,460
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	645,000	647,296
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,359,634
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	795,906
West Virginia School Building Authority Rev., “A”, FGIC, 5%, 7/01/2020	2,000,000	2,007,080
		$10,620,074
Tax - Other - 2.3%
Guam Government Ltd. Obligation Rev., “A”, 5.375%, 12/01/2024 (Prerefunded 12/01/2019)	$160,000	$174,706
Guam Government Ltd. Obligation Rev., “A”, 5.625%, 12/01/2029 (Prerefunded 12/01/2019)	55,000	60,349
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	945,000	946,720
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	430,000	461,863
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,050,510
		$2,694,148
Tax Assessment - 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,068
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	996,340
		$1,451,408
Tobacco - 0.6%
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	$620,000	$702,206

Issuer	Shares/Par	Value ($)
Transportation - Special Tax - 2.5%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$605,509
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	755,000	775,106
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	361,478
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.5%, 7/01/2029	750,000	800,167
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	65,000	69,054
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	248,446
		$2,859,760
Universities - Colleges - 15.1%
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2023	$420,000	$474,394
Concord University, WV, Board of Governors Rev., AGM, 5%, 6/01/2024	440,000	496,148
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2026	840,000	985,547
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	4,035,000	4,455,165
Marshall University, WV, University Rev., 5%, 5/01/2030	2,000,000	2,163,980
Marshall University, WV, University Rev., 5%, 5/01/2041	1,000,000	1,108,030
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 7/01/2040	555,000	749,838
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	1,270,000	1,280,922
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University Project), 5.375%, 12/01/2021	20,000	20,010
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	113,685
West Virginia University, University Systems Rev., “A”, NATL, 5.5%, 4/01/2020	1,700,000	1,880,115
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,662,365
		$17,390,199

Portfolio of Investments (unaudited) – continued

Municipal Bonds - continued

Issuer	Shares/Par	Value ($)
Utilities - Investor Owned - 0.4%
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	$470,000	$521,051

Utilities - Municipal Owned - 0.8%
Guam Power Authority Rev., “A”, 5.5%, 10/01/2030	$325,000	$346,954
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	435,000	488,431
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	125,000	132,517
		$967,902
Utilities - Other - 1.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	$615,000	$866,308
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	480,000	515,208
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	245,000	276,372
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	143,256
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	319,438
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/2031	70,000	77,883
		$2,198,465
Water & Sewer Utility Revenue - 14.1%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$1,955,051
Berkeley County, WV, Public Service Sewer District, “C”, BAM, 4.5%, 10/01/2032	1,500,000	1,633,140
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 7/01/2022	200,000	218,858
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	43,235
Guam Waterworks Authority Rev. (Water and Wastewater System), 5.625%, 7/01/2040	515,000	546,405
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	191,941
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	20,000	21,980
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	21,665
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	39,227
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	44,162

Issuer	Shares/Par	Value ($)
Water & Sewer Utility Revenue - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	$20,000	$22,468
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	55,877
Mississippi Development Bank Special Obligation (City of Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	95,623
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,137,800
Ogden City, Utah, Sewer and Water Rev., 3%, 6/15/2041	620,000	576,457
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,000,000	1,145,200
West Virginia Water Development Authority Rev. (Loan Program IV), “A”, AGM, 5%, 11/01/2044	2,000,000	2,006,280
West Virginia Water Development Authority Rev. (Loan Program IV), “B”, AMBAC, 5.125%, 11/01/2024	1,950,000	1,956,688
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,380,700
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,120,730
		$16,213,487
Total Municipal Bonds (Identified Cost, $108,635,813)		$113,673,092

Investment Companies (h) - 0.5%
Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 1.11% (v) (Identified Cost, $536,170)	536,170	$536,171

Other Assets, Less Liabilities - 0.9%		1,074,846
Net Assets - 100.0%		$115,284,109

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

Portfolio Footnotes:

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers and in unaffiliated issuers were as follows:

	Affiliated Issuers	Unaffiliated Issuers
Mississippi Fund	$1,295,289	$88,941,500
New York Fund	5,578,807	211,540,908
North Carolina Fund	6,452,216	366,123,918
Pennsylvania Fund	605,383	124,428,536
South Carolina Fund	2,069,865	186,566,472
Tennessee Fund	788,758	108,865,662
Virginia Fund	3,988,029	298,475,531
West Virginia Fund	536,171	113,673,092

(u)	Underlying security deposited into special purpose trust (“the trust”) upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LOC	Letter of Credit
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 9/30/17 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $84,160,611, $200,321,798, $349,280,513, and $117,458,395, respectively)	$88,941,500	$211,540,908	$366,123,918	$124,428,536
Investments in affiliated issuers, at value (identified cost, $1,295,288, $5,578,832, $6,451,828, and $605,383, respectively)	1,295,289	5,578,807	6,452,216	605,383
Cash	—	4,375	—	—
Deposits with brokers for futures contracts	—	84,000	—	48,000
Receivables for
Investments sold	55,228	—	2,056,917	—
Fund shares sold	2,126	819,515	757,428	188,462
Interest	1,144,182	2,716,912	5,437,250	1,757,751
Other assets	91	153	244	111
Total assets	$91,438,416	$220,744,670	$380,827,973	$127,028,243

Liabilities
Payables for
Distributions	$22,673	$64,959	$95,883	$55,180
Investments purchased	10,452	2,349,975	36,583	10,452
Fund shares reacquired	68,318	127,251	493,124	438,112
Daily variation margin on open futures contracts	—	875	—	500
Payable to affiliates
Investment adviser	3,512	8,268	14,363	4,838
Shareholder servicing costs	30,737	62,469	140,572	44,326
Distribution and service fees	66	3,671	6,755	1,051
Payable for independent Trustees’ compensation	1,625	2,100	4,212	1,618
Accrued expenses and other liabilities	21,074	34,624	42,724	33,623
Total liabilities	$158,457	$2,654,192	$834,216	$589,700
Net assets	$91,279,959	$218,090,478	$379,993,757	$126,438,543

Net assets consist of
Paid-in capital	$88,911,084	$210,727,532	$371,651,999	$123,294,955
Unrealized appreciation (depreciation)	4,780,890	11,315,232	16,843,793	7,025,082
Accumulated net realized gain (loss)	(2,485,030)	(4,142,414)	(9,002,418)	(4,002,647)
Undistributed net investment income	73,015	190,128	500,383	121,153
Net assets	$91,279,959	$218,090,478	$379,993,757	$126,438,543

Statements of Assets and Liabilities (unaudited) – continued

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net assets
Class A	$84,519,686	$131,713,311	$273,233,404	$100,313,333
Class B	1,122,834	4,495,189	2,775,920	4,285,010
Class C	—	25,456,430	56,587,301	—
Class I	5,587,231	56,375,316	47,346,921	21,789,940
Class R6	50,208	50,232	50,211	50,260
Total net assets	$91,279,959	$218,090,478	$379,993,757	$126,438,543

Shares of beneficial interest outstanding
Class A	8,659,658	11,871,440	23,335,921	9,719,987
Class B	114,906	406,200	237,361	414,150
Class C	—	2,297,122	4,835,830	—
Class I	573,291	5,744,872	4,850,980	2,216,227
Class R6	5,152	5,118	5,143	5,113
Total shares of beneficial interest outstanding	9,353,007	20,324,752	33,265,235	12,355,477

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$9.76	$11.09	$11.71	$10.32
Offering price per share (100 / 95.75 x net asset value per share)	$10.19	$11.58	$12.23	$10.78

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$9.77	$11.07	$11.69	$10.35

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$11.08	$11.70	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.75	$9.81	$9.76	$9.83

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.75	$9.81	$9.76	$9.83

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

At 9/30/17	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Assets
Investments in unaffiliated issuers, at value (identified cost, $178,712,175, $104,390,221, $287,490,599, and $108,635,813, respectively)	$186,566,472	$108,865,662	$298,475,531	$113,673,092
Investments in affiliated issuers, at value (identified cost, $2,069,865, $788,758, $3,988,029, and $536,170, respectively)	2,069,865	788,758	3,988,029	536,171
Cash	3,906	—	—	—
Deposits with brokers for futures contracts	75,000	—	—	—
Receivables for
Investments sold	1,024,722	25,328	2,051,917	105,000
Fund shares sold	83,457	60,835	206,020	—
Interest	2,520,927	1,534,116	4,321,545	1,658,249
Receivable from investment adviser	2,800	5,280	9,015	5,347
Receivable from distributor	—	—	—	593
Other assets	144	111	217	105
Total assets	$192,347,293	$111,280,090	$309,052,274	$115,978,557

Liabilities
Payables for
Distributions	$27,537	$21,785	$81,681	$13,725
Investments purchased	1,565,620	10,452	31,357	501,582
Interest expense and fees	—	—	31,245	—
Fund shares reacquired	780,612	212,000	416,814	97,454
Daily variation margin on open futures contracts	781	—	—	—
Payable to the holders of the floating rate certificates from trust assets	—	—	5,009,662	—
Payable to affiliates
Shareholder servicing costs	63,196	45,767	118,195	51,078
Distribution and service fees	2,568	1,869	5,133	—
Payable for independent Trustees’ compensation	4,255	2,092	4,238	4,255
Accrued expenses and other liabilities	29,858	24,515	40,233	26,354
Total liabilities	$2,474,427	$318,480	$5,738,558	$694,448
Net assets	$189,872,866	$110,961,610	$303,313,716	$115,284,109

Net assets consist of
Paid-in capital	$188,698,458	$108,881,998	$299,078,347	$114,349,536
Unrealized appreciation (depreciation)	7,940,143	4,475,441	10,984,932	5,037,280
Accumulated net realized gain (loss)	(6,767,190)	(2,988,794)	(6,936,670)	(4,215,905)
Undistributed net investment income	1,455	592,965	187,107	113,198
Net assets	$189,872,866	$110,961,610	$303,313,716	$115,284,109

Statements of Assets and Liabilities (unaudited) – continued

	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net assets
Class A	$173,159,488	$89,853,340	$232,829,239	$109,108,134
Class B	3,101,697	1,325,066	986,313	743,576
Class C	—	—	25,605,056	—
Class I	13,561,445	19,733,049	43,842,944	5,382,187
Class R6	50,236	50,155	50,164	50,212
Total net assets	$189,872,866	$110,961,610	$303,313,716	$115,284,109

Shares of beneficial interest outstanding
Class A	14,344,803	8,596,766	20,777,708	9,823,464
Class B	257,088	126,886	88,077	66,968
Class C	—	—	2,285,545	—
Class I	1,386,574	2,020,432	4,501,744	550,490
Class R6	5,137	5,137	5,148	5,137
Total shares of beneficial interest outstanding	15,993,602	10,749,221	27,658,222	10,446,059

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.07	$10.45	$11.21	$11.11
Offering price per share (100 / 95.75 x net asset value per share)	$12.61	$10.91	$11.71	$11.60

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.06	$10.44	$11.20	$11.10

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$—	$—	$11.20	$—

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.78	$9.77	$9.74	$9.78

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$9.78	$9.76	$9.74	$9.77

On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Net asset value per share is calculated using actual net assets and shares outstanding rather than amounts that have been rounded for presentation purposes.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 9/30/17 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Net investment income (loss)
Interest	$1,853,669	$4,834,920	$8,068,074	$2,886,697
Dividends from affiliated issuers	4,089	19,834	20,930	7,117
Total investment income	$1,857,758	$4,854,754	$8,089,004	$2,893,814
Expenses
Management fee	$205,364	$480,858	$836,409	$281,596
Distribution and service fees	112,376	314,427	639,384	148,202
Shareholder servicing costs	34,364	75,540	163,475	53,996
Administrative services fee	12,130	22,116	35,007	14,894
Independent Trustees’ compensation	1,926	5,769	6,175	3,027
Custodian fee	11,397	19,367	26,599	15,745
Shareholder communications	3,776	6,518	9,467	6,299
Audit and tax fees	26,444	26,467	26,497	26,451
Legal fees	3,855	4,390	4,190	4,112
Registration fees	29,500	35,819	37,178	30,045
Miscellaneous	8,607	10,646	12,238	9,627
Total expenses	$449,739	$1,001,917	$1,796,619	$593,994
Fees paid indirectly	(26)	(18)	(60)	(46)
Reduction of expenses by investment adviser and distributor	(70,943)	(12,518)	(25,792)	(83,649)
Net expenses	$378,770	$989,381	$1,770,767	$510,299
Net investment income (loss)	$1,478,988	$3,865,373	$6,318,237	$2,383,515

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(18,660)	$1,172,367	$558,797	$73,450
Affiliated issuers	19	565	439	(61)
Net realized gain (loss)	$(18,641)	$1,172,932	$559,236	$73,389
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$1,137,389	$1,777,780	$2,570,319	$1,346,564
Affiliated issuers	1	38	388	22
Futures contracts	—	96,147	—	54,941
Net unrealized gain (loss)	$1,137,390	$1,873,965	$2,570,707	$1,401,527
Net realized and unrealized gain (loss)	$1,118,749	$3,046,897	$3,129,943	$1,474,916
Change in net assets from operations	$2,597,737	$6,912,270	$9,448,180	$3,858,431

See Notes to Financial Statements

Statements of Operations (unaudited) – continued

Six months ended 9/30/17	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Net investment income (loss)
Interest	$3,719,066	$2,366,174	$6,370,118	$2,472,130
Dividends from affiliated issuers	12,247	5,704	18,713	4,135
Total investment income	$3,731,313	$2,371,878	$6,388,831	$2,476,265
Expenses
Management fee	$425,971	$251,230	$677,794	$263,604
Distribution and service fees	233,016	120,393	425,561	142,516
Shareholder servicing costs	74,703	50,889	137,198	55,302
Administrative services fee	20,129	13,794	29,258	14,243
Independent Trustees’ compensation	3,277	2,991	6,083	3,184
Custodian fee	16,765	12,120	24,697	11,240
Shareholder communications	5,973	3,996	8,660	4,222
Audit and tax fees	26,462	26,448	26,483	26,451
Legal fees	4,198	3,419	3,562	3,044
Registration fees	29,462	29,060	36,016	29,267
Interest expense and fees	—	—	37,412	—
Miscellaneous	10,141	8,747	11,828	8,532
Total expenses	$850,097	$523,087	$1,424,552	$561,605
Fees paid indirectly	(48)	(49)	(70)	(29)
Reduction of expenses by investment adviser and distributor	(61,538)	(50,892)	(122,143)	(62,402)
Net expenses	$788,511	$472,146	$1,302,339	$499,174
Net investment income (loss)	$2,942,802	$1,899,732	$5,086,492	$1,977,091

Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$411,269	$375,919	$415,821	$151,686
Affiliated issuers	409	140	378	64
Net realized gain (loss)	$411,678	$376,059	$416,199	$151,750
Change in unrealized appreciation (depreciation)
Unaffiliated issuers	$1,975,810	$582,783	$2,056,647	$813,816
Affiliated issuers	66	—	156	9
Futures contracts	85,846	—	—	—
Net unrealized gain (loss)	$2,061,722	$582,783	$2,056,803	$813,825
Net realized and unrealized gain (loss)	$2,473,400	$958,842	$2,473,002	$965,575
Change in net assets from operations	$5,416,202	$2,858,574	$7,559,494	$2,942,666

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 9/30/17 (unaudited)	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$1,478,988	$3,865,373	$6,318,237	$2,383,515
Net realized gain (loss)	(18,641)	1,172,932	559,236	73,389
Net unrealized gain (loss)	1,137,390	1,873,965	2,570,707	1,401,527
Change in net assets from operations	$2,597,737	$6,912,270	$9,448,180	$3,858,431

Distributions declared to shareholders
From net investment income	$(1,448,915)	$(3,785,424)	$(5,890,899)	$(2,259,765)
Change in net assets from fund share transactions	$(96,179)	$9,381,195	$13,271,572	$1,805,137
Total change in net assets	$1,052,643	$12,508,041	$16,828,853	$3,403,803

Net assets
At beginning of period	90,227,316	205,582,437	363,164,904	123,034,740
At end of period	$91,279,959	$218,090,478	$379,993,757	$126,438,543
Undistributed net investment income included in net assets at end of period	$73,015	$190,128	$500,383	$121,153

Six months ended 9/30/17 (unaudited)	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$2,942,802	$1,899,732	$5,086,492	$1,977,091
Net realized gain (loss)	411,678	376,059	416,199	151,750
Net unrealized gain (loss)	2,061,722	582,783	2,056,803	813,825
Change in net assets from operations	$5,416,202	$2,858,574	$7,559,494	$2,942,666

Distributions declared to shareholders
From net investment income	$(2,913,345)	$(1,816,015)	$(4,831,747)	$(1,883,180)
Change in net assets from fund share transactions	$1,499,871	$(530,467)	$5,281,241	$(2,639,259)
Total change in net assets	$4,002,728	$512,092	$8,008,988	$(1,579,773)

Net assets
At beginning of period	185,870,138	110,449,518	295,304,728	116,863,882
At end of period	$189,872,866	$110,961,610	$303,313,716	$115,284,109
Undistributed net investment income included in net assets at end of period	$1,455	$592,965	$187,107	$113,198

See Notes to Financial Statements

Statements of Changes in Net Assets – continued

Year ended 3/31/17	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Change in net assets

From operations
Net investment income (loss)	$3,132,214	$7,506,988	$12,195,868	$4,491,373
Net realized gain (loss)	(461,811)	(743,455)	(642,090)	(70,652)
Net unrealized gain (loss)	(3,289,040)	(6,821,864)	(12,603,901)	(3,889,264)
Change in net assets from operations	$(618,637)	$(58,331)	$(1,050,123)	$531,457

Distributions declared to shareholders
From net investment income	$(3,093,535)	$(7,242,260)	$(11,962,987)	$(4,404,945)
Change in net assets from fund share transactions	$4,342,783	$10,779,901	$25,587,104	$5,478,916
Total change in net assets	$630,611	$3,479,310	$12,573,994	$1,605,428

Net assets
At beginning of period	89,596,705	202,103,127	350,590,910	121,429,312
At end of period	$90,227,316	$205,582,437	$363,164,904	$123,034,740
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$42,942	$110,179	$73,045	$(2,597)

Year ended 3/31/17	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Change in net assets

From operations
Net investment income (loss)	$5,945,993	$3,851,259	$10,372,574	$4,083,873
Net realized gain (loss)	(836,747)	(204,461)	(876,678)	(204,375)
Net unrealized gain (loss)	(6,367,327)	(3,866,912)	(10,184,354)	(3,878,180)
Change in net assets from operations	$(1,258,081)	$(220,114)	$(688,458)	$1,318

Distributions declared to shareholders
From net investment income	$(5,705,721)	$(3,615,651)	$(10,129,218)	$(3,906,162)
Change in net assets from fund share transactions	$12,264,504	$6,685,657	$27,978,090	$(1,798,989)
Total change in net assets	$5,300,702	$2,849,892	$17,160,414	$(5,703,833)

Net assets
At beginning of period	180,569,436	107,599,626	278,144,314	122,567,715
At end of period	$185,870,138	$110,449,518	$295,304,728	$116,863,882
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(28,002)	$509,248	$(67,638)	$19,287

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$9.64		$10.02		$10.01	$9.67	$10.27	$10.11

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	(c)	$0.36	$0.35	$0.38	$0.39
Net realized and unrealized gain (loss)	0.12		(0.39)		(0.01)	0.34	(0.57)	0.16
Total from investment operations	$0.28		$(0.05)		$0.35	$0.69	$(0.19)	$0.55

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)		$(0.34)	$(0.35)	$(0.37)	$(0.38)
From net realized gain	—		—		—	—	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.16)		$(0.33)		$(0.34)	$(0.35)	$(0.41)	$(0.39)
Net asset value, end of period (x)	$9.76		$9.64		$10.02	$10.01	$9.67	$10.27
Total return (%) (r)(s)(t)(x)	2.87	(n)	(0.49	)(c)	3.60	7.18	(1.82)	5.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.98	(c)	0.96	0.96	0.95	0.90
Expenses after expense reductions (f)	0.83	(a)	0.81	(c)	0.80	0.80	0.80	0.75
Net investment income (loss)	3.24	(a)	3.41	(c)	3.63	3.56	3.87	3.80
Portfolio turnover	3	(n)	14		17	16	19	12
Net assets at end of period (000 omitted)	$84,520		$84,401		$88,070	$85,927	$85,405	$114,430

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$9.65		$10.04		$10.02	$9.68	$10.28	$10.12

Income (loss) from investment operations
Net investment income (loss) (d)	$0.13		$0.27	(c)	$0.29	$0.29	$0.31	$0.32
Net realized and unrealized gain (loss)	0.11		(0.39)		0.00 (w)	0.33	(0.57)	0.15
Total from investment operations	$0.24		$(0.12)		$0.29	$0.62	$(0.26)	$0.47

Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.27)		$(0.27)	$(0.28)	$(0.30)	$(0.30)
From net realized gain	—		—		—	—	(0.04)	(0.01)
Total distributions declared to shareholders	$(0.12)		$(0.27)		$(0.27)	$(0.28)	$(0.34)	$(0.31)
Net asset value, end of period (x)	$9.77		$9.65		$10.04	$10.02	$9.68	$10.28
Total return (%) (r)(s)(t)(x)	2.52	(n)	(1.25	)(c)	3.01	6.47	(2.50)	4.67

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.72	(c)	1.71	1.71	1.70	1.65
Expenses after expense reductions (f)	1.50	(a)	1.48	(c)	1.47	1.47	1.49	1.47
Net investment income (loss)	2.58	(a)	2.74	(c)	2.96	2.90	3.17	3.06
Portfolio turnover	3	(n)	14		17	16	19	12
Net assets at end of period (000 omitted)	$1,123		$1,180		$1,477	$1,655	$2,059	$2,604

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.62		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	(c)
Net realized and unrealized gain (loss)	0.13		(0.38)
Total from investment operations	$0.29		$(0.04)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)
Total distributions declared to shareholders	$(0.16)		$(0.34)
Net asset value, end of period (x)	$9.75		$9.62
Total return (%) (r)(s)(t)(x)	3.02	(n)	(0.42	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74	(a)	0.75	(c)
Expenses after expense reductions (f)	0.73	(a)	0.75	(c)
Net investment income (loss)	3.32	(a)	3.44	(c)
Portfolio turnover	3	(n)	14
Net assets at end of period (000 omitted)	$5,587		$4,646

Class R6			Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period			$9.76

Income (loss) from investment operations
Net investment income (loss) (d)			$0.06
Net realized and unrealized gain (loss)			(0.02	)(g)
Total from investment operations			$0.04

Less distributions declared to shareholders
From net investment income			$(0.05)
Total distributions declared to shareholders			$(0.05)
Net asset value, end of period (x)			$9.75
Total return (%) (r)(s)(t)(x)			0.46	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)			0.68	(a)
Expenses after expense reductions (f)			0.67	(a)
Net investment income (loss)			3.55	(a)
Portfolio turnover			3	(n)
Net assets at end of period (000 omitted)			$50

See Notes to Financial Statements

Financial Highlights – continued

MFS MISSISSIPPI MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.93		$11.31		$11.25	$10.74	$11.50	$11.22

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.41	(c)	$0.43	$0.39	$0.43	$0.43
Net realized and unrealized gain (loss)	0.16		(0.39)		0.01	0.51	(0.79)	0.26
Total from investment operations	$0.36		$0.02		$0.44	$0.90	$(0.36)	$0.69

Less distributions declared to shareholders
From net investment income	$(0.20)		$(0.40)		$(0.38)	$(0.39)	$(0.40)	$(0.41)
Net asset value, end of period (x)	$11.09		$10.93		$11.31	$11.25	$10.74	$11.50
Total return (%) (r)(s)(t)(x)	3.30	(n)	0.15	(c)	4.05	8.48	(3.04)	6.19

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)	0.89	(c)	0.88	0.88	0.88	0.86
Expenses after expense reductions (f)	0.88	(a)	0.88	(c)	0.87	0.87	0.88	0.86
Net investment income (loss)	3.66	(a)	3.68	(c)	3.84	3.51	3.94	3.73
Portfolio turnover	13	(n)	28		13	25	25	18
Net assets at end of period (000 omitted)	$131,713		$124,890		$169,905	$164,566	$155,149	$188,291

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.90		$11.28		$11.22	$10.71	$11.47	$11.19

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	(c)	$0.34	$0.31	$0.34	$0.34
Net realized and unrealized gain (loss)	0.17		(0.40)		0.02	0.51	(0.78)	0.26
Total from investment operations	$0.33		$(0.07)		$0.36	$0.82	$(0.44)	$0.60

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.31)		$(0.30)	$(0.31)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$11.07		$10.90		$11.28	$11.22	$10.71	$11.47
Total return (%) (r)(s)(t)(x)	3.01	(n)	(0.60	)(c)	3.28	7.69	(3.77)	5.41

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	(c)	1.63	1.63	1.64	1.61
Expenses after expense reductions (f)	1.64	(a)	1.63	(c)	1.63	1.63	1.63	1.61
Net investment income (loss)	2.92	(a)	2.94	(c)	3.10	2.76	3.20	2.98
Portfolio turnover	13	(n)	28		13	25	25	18
Net assets at end of period (000 omitted)	$4,495		$5,032		$5,398	$5,459	$5,501	$7,019

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class C
Net asset value, beginning of period	$10.92		$11.30		$11.23	$10.72	$11.48	$11.21

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.33	(c)	$0.34	$0.31	$0.35	$0.34
Net realized and unrealized gain (loss)	0.16		(0.39)		0.03	0.51	(0.79)	0.25
Total from investment operations	$0.32		$(0.06)		$0.37	$0.82	$(0.44)	$0.59

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.32)		$(0.30)	$(0.31)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$11.08		$10.92		$11.30	$11.23	$10.72	$11.48
Total return (%) (r)(s)(t)(x)	2.92	(n)	(0.60	)(c)	3.37	7.68	(3.77)	5.31

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.64	(a)	1.64	(c)	1.63	1.63	1.64	1.61
Expenses after expense reductions (f)	1.64	(a)	1.63	(c)	1.62	1.63	1.63	1.61
Net investment income (loss)	2.91	(a)	2.94	(c)	3.09	2.76	3.20	2.98
Portfolio turnover	13	(n)	28		13	25	25	18
Net assets at end of period (000 omitted)	$25,456		$25,246		$26,751	$25,092	$24,225	$36,508

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.67		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	(c)
Net realized and unrealized gain (loss)	0.14		(0.34)
Total from investment operations	$0.33		$0.05

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.38)
Net asset value, end of period (x)	$9.81		$9.67
Total return (%) (r)(s)(t)(x)	3.41	(n)	0.49	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.64	(c)
Expenses after expense reductions (f)	0.64	(a)	0.64	(c)
Net investment income (loss)	3.91	(a)	3.97	(c)
Portfolio turnover	13	(n)	28
Net assets at end of period (000 omitted)	$56,375		$50,414

See Notes to Financial Statements

Financial Highlights – continued

MFS NEW YORK MUNICIPAL BOND FUND – continued

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.83

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.03	)(g)
Total from investment operations	$0.04

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.81
Total return (%) (r)(s)(t)(x)	0.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)
Expenses after expense reductions (f)	0.59	(a)
Net investment income (loss)	4.02	(a)
Portfolio turnover	13	(n)
Net assets at end of period (000 omitted)	$50
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$11.59		$12.01		$12.00	$11.58	$12.38	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.21		$0.41	(c)	$0.42	$0.42	$0.43	$0.42
Net realized and unrealized gain (loss)	0.10		(0.42)		(0.01)	0.40	(0.76)	0.26
Total from investment operations	$0.31		$(0.01)		$0.41	$0.82	$(0.33)	$0.68

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)		$(0.40)	$(0.40)	$(0.41)	$(0.40)
From net realized gain	—		—		—	—	(0.06)	(0.07)
Total distributions declared to shareholders	$(0.19)		$(0.41)		$(0.40)	$(0.40)	$(0.47)	$(0.47)
Net asset value, end of period (x)	$11.71		$11.59		$12.01	$12.00	$11.58	$12.38
Total return (%) (r)(s)(t)(x)	2.70	(n)	(0.14	)(c)	3.48	7.13	(2.66)	5.59

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.87	(c)	0.87	0.86	0.87	0.84
Expenses after expense reductions (f)	0.86	(a)	0.86	(c)	0.86	0.85	0.86	0.84
Net investment income (loss)	3.50	(a)	3.48	(c)	3.52	3.50	3.64	3.35
Portfolio turnover	6	(n)	22		9	16	17	18
Net assets at end of period (000 omitted)	$273,233		$263,433		$289,167	$281,268	$278,717	$384,213

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	N/A	N/A	0.84

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$11.58		$11.99		$11.98	$11.56	$12.37	$12.16

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	(c)	$0.33	$0.33	$0.34	$0.33
Net realized and unrealized gain (loss)	0.10		(0.41)		(0.01)	0.40	(0.77)	0.26
Total from investment operations	$0.26		$(0.09)		$0.32	$0.73	$(0.43)	$0.59

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)		$(0.31)	$(0.31)	$(0.32)	$(0.31)
From net realized gain	—		—		—	—	(0.06)	(0.07)
Total distributions declared to shareholders	$(0.15)		$(0.32)		$(0.31)	$(0.31)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$11.69		$11.58		$11.99	$11.98	$11.56	$12.37
Total return (%) (r)(s)(t)(x)	2.23	(n)	(0.81	)(c)	2.71	6.34	(3.47)	4.81

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.61	1.62	1.59
Expenses after expense reductions (f)	1.62	(a)	1.61	(c)	1.61	1.61	1.62	1.59
Net investment income (loss)	2.75	(a)	2.73	(c)	2.78	2.76	2.89	2.61
Portfolio turnover	6	(n)	22		9	16	17	18
Net assets at end of period (000 omitted)	$2,776		$3,303		$4,213	$4,738	$5,082	$7,618

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	N/A	N/A	1.59

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class C
Net asset value, beginning of period	$11.59		$12.00		$11.99	$11.57	$12.37	$12.17

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.32	(c)	$0.33	$0.33	$0.34	$0.32
Net realized and unrealized gain (loss)	0.10		(0.41)		(0.01)	0.40	(0.76)	0.26
Total from investment operations	$0.26		$(0.09)		$0.32	$0.73	$(0.42)	$0.58

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.32)		$(0.31)	$(0.31)	$(0.32)	$(0.31)
From net realized gain	—		—		—	—	(0.06)	(0.07)
Total distributions declared to shareholders	$(0.15)		$(0.32)		$(0.31)	$(0.31)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$11.70		$11.59		$12.00	$11.99	$11.57	$12.37
Total return (%) (r)(s)(t)(x)	2.23	(n)	(0.81	)(c)	2.71	6.33	(3.39)	4.72

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.62	(c)	1.62	1.61	1.62	1.59
Expenses after expense reductions (f)	1.62	(a)	1.61	(c)	1.61	1.60	1.62	1.59
Net investment income (loss)	2.74	(a)	2.73	(c)	2.77	2.75	2.89	2.60
Portfolio turnover	6	(n)	22		9	16	17	18
Net assets at end of period (000 omitted)	$56,587		$57,868		$57,161	$56,074	$56,314	$87,114

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A		N/A	N/A	N/A	1.59

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.66		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.37	(c)
Net realized and unrealized gain (loss)	0.09		(0.34)
Total from investment operations	$0.27		$0.03

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)
From net realized gain	—		—
Total distributions declared to shareholders	$(0.17)		$(0.37)
Net asset value, end of period (x)	$9.76		$9.66
Total return (%) (r)(s)(t)(x)	2.82	(n)	0.23	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.62	(a)	0.62	(c)
Expenses after expense reductions (f)	0.61	(a)	0.62	(c)
Net investment income (loss)	3.73	(a)	3.71	(c)
Portfolio turnover	6	(n)	22
Net assets at end of period (000 omitted)	$47,347		$38,561

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.78

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.03	)(g)
Total from investment operations	$0.04

Less distributions declared to shareholders
From net investment income	$(0.06)
Total distributions declared to shareholders	$(0.06)
Net asset value, end of period (x)	$9.76
Total return (%) (r)(s)(t)(x)	0.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)
Expenses after expense reductions (f)	0.54	(a)
Net investment income (loss)	4.18	(a)
Portfolio turnover	6	(n)
Net assets at end of period (000 omitted)	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS NORTH CAROLINA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.19		$10.50	$10.44	$9.99	$10.63	$10.36

Income (loss) from investment operations
Net investment income (loss) (d)	$0.20		$0.38	$0.39	$0.35	$0.39	$0.40
Net realized and unrealized gain (loss)	0.12		(0.32)	0.03	0.45	(0.66)	0.25
Total from investment operations	$0.32		$0.06	$0.42	$0.80	$(0.27)	$0.65

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)	$(0.36)	$(0.35)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$10.32		$10.19	$10.50	$10.44	$9.99	$10.63
Total return (%) (r)(s)(t)(x)	3.13	(n)	0.57	4.16	8.10	(2.52)	6.35

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.96	0.94	0.95	0.93	0.89
Expenses after expense reductions (f)	0.80	(a)	0.80	0.79	0.79	0.78	0.74
Net investment income (loss)	3.82	(a)	3.64	3.73	3.42	3.90	3.77
Portfolio turnover	8	(n)	15	16	23	21	15
Net assets at end of period (000 omitted)	$100,313		$98,907	$115,732	$110,378	$110,449	$152,804

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	0.74

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17	3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.21		$10.52	$10.47	$10.02	$10.65	$10.39

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.30	$0.31	$0.27	$0.31	$0.32
Net realized and unrealized gain (loss)	0.13		(0.32)	0.02	0.45	(0.65)	0.24
Total from investment operations	$0.29		$(0.02)	$0.33	$0.72	$(0.34)	$0.56

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.29)	$(0.28)	$(0.27)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$10.35		$10.21	$10.52	$10.47	$10.02	$10.65
Total return (%) (r)(s)(t)(x)	2.84	(n)	(0.19)	3.26	7.26	(3.16)	5.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.71	1.69	1.70	1.68	1.64
Expenses after expense reductions (f)	1.56	(a)	1.56	1.54	1.55	1.55	1.51
Net investment income (loss)	3.07	(a)	2.87	2.96	2.65	3.12	2.99
Portfolio turnover	8	(n)	15	16	23	21	15
Net assets at end of period (000 omitted)	$4,285		$4,740	$5,647	$6,212	$6,936	$10,793

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	N/A		N/A	N/A	N/A	N/A	1.51

	Six months ended 9/30/17		Year ended 3/31/17 (i)
Class I	(unaudited)
Net asset value, beginning of period	$9.71		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.36
Net realized and unrealized gain (loss)	0.11		(0.29)
Total from investment operations	$0.30		$0.07

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)
Net asset value, end of period (x)	$9.83		$9.71
Total return (%) (r)(s)(t)(x)	3.14	(n)	0.73

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.74
Expenses after expense reductions (f)	0.70	(a)	0.73
Net investment income (loss)	3.91	(a)	3.69
Portfolio turnover	8	(n)	15
Net assets at end of period (000 omitted)	$21,790		$19,388

See Notes to Financial Statements

Financial Highlights – continued

MFS PENNSYLVANIA MUNICIPAL BOND FUND – continued

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.84

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.02	)(g)
Total from investment operations	$0.05

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.83
Total return (%) (r)(s)(t)(x)	0.52	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)
Expenses after expense reductions (f)	0.64	(a)
Net investment income (loss)	4.34	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$50

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$11.91		$12.35		$12.29	$11.78	$12.61	$12.38

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.39	(c)	$0.39	$0.36	$0.43	$0.43
Net realized and unrealized gain (loss)	0.16		(0.46)		0.03	0.51	(0.85)	0.22
Total from investment operations	$0.35		$(0.07)		$0.42	$0.87	$(0.42)	$0.65

Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.37)		$(0.36)	$(0.36)	$(0.41)	$(0.42)
Net asset value, end of period (x)	$12.07		$11.91		$12.35	$12.29	$11.78	$12.61
Total return (%) (r)(s)(t)(x)	2.92	(n)	(0.56	)(c)	3.52	7.48	(3.31)	5.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90	(a)	0.90	(c)	0.89	0.90	0.89	0.86
Expenses after expense reductions (f)	0.84	(a)	0.83	(c)	0.85	0.89	0.89	0.86
Net investment income (loss)	3.11	(a)	3.19	(c)	3.17	2.97	3.59	3.42
Portfolio turnover	5	(n)	19		8	22	24	15
Net assets at end of period (000 omitted)	$173,159		$169,953		$176,282	$170,887	$166,428	$220,370

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$11.90		$12.34		$12.28	$11.77	$12.61	$12.37

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.30	(c)	$0.29	$0.27	$0.34	$0.34
Net realized and unrealized gain (loss)	0.16		(0.46)		0.04	0.51	(0.86)	0.22
Total from investment operations	$0.30		$(0.16)		$0.33	$0.78	$(0.52)	$0.56

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)		$(0.27)	$(0.27)	$(0.32)	$(0.32)
Net asset value, end of period (x)	$12.06		$11.90		$12.34	$12.28	$11.77	$12.61
Total return (%) (r)(s)(t)(x)	2.53	(n)	(1.31	)(c)	2.75	6.69	(4.11)	4.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.65	(c)	1.65	1.65	1.64	1.61
Expenses after expense reductions (f)	1.59	(a)	1.59	(c)	1.61	1.64	1.64	1.61
Net investment income (loss)	2.36	(a)	2.44	(c)	2.42	2.22	2.84	2.67
Portfolio turnover	5	(n)	19		8	22	24	15
Net assets at end of period (000 omitted)	$3,102		$3,777		$4,238	$4,635	$5,125	$7,421

See Notes to Financial Statements

Financial Highlights – continued

MFS SOUTH CAROLINA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.16		$0.34	(c)
Net realized and unrealized gain (loss)	0.13		(0.36)
Total from investment operations	$0.29		$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.33)
Net asset value, end of period (x)	$9.78		$9.65
Total return (%) (r)(s)(t)(x)	3.05	(n)	(0.21	)(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)	0.65	(c)
Expenses after expense reductions (f)	0.59	(a)	0.59	(c)
Net investment income (loss)	3.35	(a)	3.45	(c)
Portfolio turnover	5	(n)	19
Net assets at end of period (000 omitted)	$13,561		$12,140

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.06
Net realized and unrealized gain (loss)	(0.01	)(g)
Total from investment operations	$0.05

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.78
Total return (%) (r)(s)(t)(x)	0.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)
Expenses after expense reductions (f)	0.52	(a)
Net investment income (loss)	3.38	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$50

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$10.36		$10.70		$10.67	$10.27	$10.96	$10.76

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	(c)	$0.34	$0.33	$0.35	$0.39
Net realized and unrealized gain (loss)	0.08		(0.36)		0.01	0.38	(0.70)	0.18
Total from investment operations	$0.26		$0.00	(w)	$0.35	$0.71	$(0.35)	$0.57

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)		$(0.32)	$(0.31)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$10.45		$10.36		$10.70	$10.67	$10.27	$10.96
Total return (%) (r)(s)(t)(x)	2.51	(n)	(0.01	)(c)	3.32	7.01	(3.15)	5.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.96	(c)	0.95	0.94	0.94	0.89
Expenses after expense reductions (f)	0.88	(a)	0.87	(c)	0.90	0.94	0.94	0.89
Net investment income (loss)	3.37	(a)	3.42	(c)	3.17	3.12	3.42	3.51
Portfolio turnover	8	(n)	11		14	18	26	20
Net assets at end of period (000 omitted)	$89,853		$90,616		$105,722	$102,473	$104,102	$133,911

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$10.35		$10.69		$10.66	$10.26	$10.95	$10.75

Income (loss) from investment operations
Net investment income (loss) (d)	$0.14		$0.28	(c)	$0.26	$0.25	$0.28	$0.30
Net realized and unrealized gain (loss)	0.08		(0.36)		0.01	0.38	(0.71)	0.19
Total from investment operations	$0.22		$(0.08)		$0.27	$0.63	$(0.43)	$0.49

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)		$(0.24)	$(0.23)	$(0.26)	$(0.29)
Net asset value, end of period (x)	$10.44		$10.35		$10.69	$10.66	$10.26	$10.95
Total return (%) (r)(s)(t)(x)	2.13	(n)	(0.76	)(c)	2.56	6.21	(3.88)	4.55

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.71	(c)	1.70	1.69	1.69	1.64
Expenses after expense reductions (f)	1.63	(a)	1.62	(c)	1.65	1.69	1.69	1.64
Net investment income (loss)	2.62	(a)	2.67	(c)	2.42	2.37	2.68	2.76
Portfolio turnover	8	(n)	11		14	18	26	20
Net assets at end of period (000 omitted)	$1,325		$1,418		$1,827	$1,902	$1,893	$2,727

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.68		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.36	(c)
Net realized and unrealized gain (loss)	0.08		(0.34)
Total from investment operations	$0.26		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.34)
Net asset value, end of period (x)	$9.77		$9.68
Total return (%) (r)(s)(t)(x)	2.70	(n)	0.19	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.74	(c)
Expenses after expense reductions (f)	0.63	(a)	0.62	(c)
Net investment income (loss)	3.61	(a)	3.68	(c)
Portfolio turnover	8	(n)	11
Net assets at end of period (000 omitted)	$19,733		$18,416

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.04	)(g)
Total from investment operations	$0.03

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.76
Total return (%) (r)(s)(t)(x)	0.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.65	(a)
Expenses after expense reductions (f)	0.55	(a)
Net investment income (loss)	4.11	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS TENNESSEE MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$11.10		$11.51		$11.44	$11.05	$11.69	$11.52

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.41	(c)	$0.40	$0.39	$0.40	$0.42
Net realized and unrealized gain (loss)	0.10		(0.42)		0.04	0.37	(0.64)	0.15
Total from investment operations	$0.29		$(0.01)		$0.44	$0.76	$(0.24)	$0.57

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)		$(0.37)	$(0.37)	$(0.40)	$(0.40)
Net asset value, end of period	$11.21		$11.10		$11.51	$11.44	$11.05	$11.69
Total return (%) (r)(s)(t)(x)	2.64	(n)	(0.11	)(c)	3.95	6.97	(2.02)	4.99

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.91	(c)	0.89	0.88	0.89	0.86
Expenses after expense reductions (f)	0.83	(a)	0.83	(c)	0.84	0.88	0.88	0.86
Net investment income (loss)	3.41	(a)	3.60	(c)	3.52	3.48	3.65	3.57
Portfolio turnover	8	(n)	13		9	20	24	11
Net assets at end of period (000 omitted)	$232,829		$228,297		$251,733	$255,205	$257,695	$335,395

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.81	(a)	0.81	(c)	0.83	0.86	0.87	0.85

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$11.10		$11.50		$11.44	$11.05	$11.68	$11.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.32	(c)	$0.31	$0.31	$0.32	$0.33
Net realized and unrealized gain (loss)	0.09		(0.41)		0.04	0.37	(0.64)	0.15
Total from investment operations	$0.24		$(0.09)		$0.35	$0.68	$(0.32)	$0.48

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)		$(0.29)	$(0.29)	$(0.31)	$(0.31)
Net asset value, end of period	$11.20		$11.10		$11.50	$11.44	$11.05	$11.68
Total return (%) (r)(s)(t)(x)	2.17	(n)	(0.77	)(c)	3.09	6.18	(2.67)	4.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	(c)	1.65	1.63	1.64	1.61
Expenses after expense reductions (f)	1.59	(a)	1.58	(c)	1.60	1.63	1.64	1.61
Net investment income (loss)	2.65	(a)	2.82	(c)	2.76	2.73	2.90	2.83
Portfolio turnover	8	(n)	13		9	20	24	11
Net assets at end of period (000 omitted)	$986		$1,118		$1,501	$1,921	$2,212	$3,425

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	(c)	1.58	1.62	1.63	1.60

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class C
Net asset value, beginning of period	$11.10		$11.51		$11.44	$11.05	$11.68	$11.51

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.32	(c)	$0.31	$0.31	$0.32	$0.33
Net realized and unrealized gain (loss)	0.09		(0.42)		0.05	0.37	(0.64)	0.15
Total from investment operations	$0.24		$(0.10)		$0.36	$0.68	$(0.32)	$0.48

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)		$(0.29)	$(0.29)	$(0.31)	$(0.31)
Net asset value, end of period	$11.20		$11.10		$11.51	$11.44	$11.05	$11.68
Total return (%) (r)(s)(t)(x)	2.17	(n)	(0.86	)(c)	3.18	6.17	(2.67)	4.21

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.66	(c)	1.65	1.63	1.64	1.61
Expenses after expense reductions (f)	1.59	(a)	1.58	(c)	1.59	1.63	1.64	1.61
Net investment income (loss)	2.66	(a)	2.85	(c)	2.77	2.73	2.90	2.81
Portfolio turnover	8	(n)	13		9	20	24	11
Net assets at end of period (000 omitted)	$25,605		$26,034		$24,861	$25,108	$25,163	$35,878

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.56	(a)	1.56	(c)	1.58	1.62	1.63	1.60

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.65		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.38	(c)
Net realized and unrealized gain (loss)	0.08		(0.36)
Total from investment operations	$0.26		$0.02

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)
Net asset value, end of period	$9.74		$9.65
Total return (%) (r)(s)(t)(x)	2.71	(n)	0.21	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	(c)
Expenses after expense reductions (f)	0.59	(a)	0.58	(c)
Net investment income (loss)	3.66	(a)	3.83	(c)
Portfolio turnover	8	(n)	13
Net assets at end of period (000 omitted)	$43,843		$39,856

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.56	(a)	0.56	(c)

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.77

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.04	)(g)
Total from investment operations	$0.03

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period	$9.74
Total return (%) (r)(s)(t)(x)	0.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)
Expenses after expense reductions (f)	0.51	(a)
Net investment income (loss)	4.20	(a)
Portfolio turnover	8	(n)
Net assets at end of period (000 omitted)	$50

Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.48	(a)

See Notes to Financial Statements

Financial Highlights – continued

MFS VIRGINIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Includes reinvestment of dividends and capital gain distributions.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class A
Net asset value, beginning of period	$11.01		$11.37		$11.36	$10.93	$11.60	$11.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.19		$0.38	(c)	$0.38	$0.38	$0.39	$0.40
Net realized and unrealized gain (loss)	0.09		(0.38)		(0.02)	0.40	(0.69)	0.09
Total from investment operations	$0.28		$0.00	(w)	$0.36	$0.78	$(0.30)	$0.49

Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)		$(0.35)	$(0.35)	$(0.37)	$(0.38)
Net asset value, end of period (x)	$11.11		$11.01		$11.37	$11.36	$10.93	$11.60
Total return (%) (r)(s)(t)(x)	2.54	(n)	0.02	(c)	3.23	7.18	(2.54)	4.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.95	(c)	0.94	0.93	0.93	0.88
Expenses after expense reductions (f)	0.86	(a)	0.86	(c)	0.88	0.90	0.90	0.88
Net investment income (loss)	3.37	(a)	3.38	(c)	3.34	3.34	3.58	3.44
Portfolio turnover	5	(n)	18		9	22	17	14
Net assets at end of period (000 omitted)	$109,108		$111,179		$121,455	$121,680	$119,721	$153,032

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17		3/31/16	3/31/15	3/31/14	3/31/13
Class B
Net asset value, beginning of period	$11.00		$11.37		$11.35	$10.93	$11.59	$11.49

Income (loss) from investment operations
Net investment income (loss) (d)	$0.15		$0.30	(c)	$0.29	$0.29	$0.31	$0.31
Net realized and unrealized gain (loss)	0.09		(0.39)		(0.01)	0.39	(0.68)	0.09
Total from investment operations	$0.24		$(0.09)		$0.28	$0.68	$(0.37)	$0.40

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.28)		$(0.26)	$(0.26)	$(0.29)	$(0.30)
Net asset value, end of period (x)	$11.10		$11.00		$11.37	$11.35	$10.93	$11.59
Total return (%) (r)(s)(t)(x)	2.15	(n)	(0.81	)(c)	2.56	6.29	(3.18)	3.46

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.70	(c)	1.69	1.68	1.68	1.63
Expenses after expense reductions (f)	1.62	(a)	1.62	(c)	1.63	1.65	1.65	1.63
Net investment income (loss)	2.61	(a)	2.63	(c)	2.59	2.59	2.83	2.69
Portfolio turnover	5	(n)	18		9	22	17	14
Net assets at end of period (000 omitted)	$744		$866		$1,062	$1,209	$1,291	$1,890

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

	Six months ended 9/30/17 (unaudited)		Year ended
			3/31/17 (i)
Class I
Net asset value, beginning of period	$9.69		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$0.18		$0.35	(c)
Net realized and unrealized gain (loss)	0.08		(0.31)
Total from investment operations	$0.26		$0.04

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.35)
Net asset value, end of period (x)	$9.78		$9.69
Total return (%) (r)(s)(t)(x)	2.68	(n)	0.37	(c)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.72	(c)
Expenses after expense reductions (f)	0.62	(a)	0.61	(c)
Net investment income (loss)	3.60	(a)	3.63	(c)
Portfolio turnover	5	(n)	18
Net assets at end of period (000 omitted)	$5,382		$4,820

Class R6	Six months ended 9/30/17 (i) (unaudited)
Net asset value, beginning of period	$9.79

Income (loss) from investment operations
Net investment income (loss) (d)	$0.07
Net realized and unrealized gain (loss)	(0.03	)(g)
Total from investment operations	$0.04

Less distributions declared to shareholders
From net investment income	$(0.06)
Net asset value, end of period (x)	$9.77
Total return (%) (r)(s)(t)(x)	0.37	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)
Expenses after expense reductions (f)	0.54	(a)
Net investment income (loss)	4.09	(a)
Portfolio turnover	5	(n)
Net assets at end of period (000 omitted)	$50

See Notes to Financial Statements

Financial Highlights – continued

MFS WEST VIRGINIA MUNICIPAL BOND FUND – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, April 1, 2016 (Class I) and August 1, 2017 (Class R6), through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a diversified series of MFS Municipal Series Trust (with the exception of Mississippi Fund and West Virginia Fund which are non-diversified) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. Each fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, and political or economic developments in the region where the instrument is issued. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the funds could be taxable to shareholders.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduced two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contained amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments, for all reporting periods ending after August 1, 2017. Each fund has adopted the Rule’s Regulation S-X amendments and believes that the funds’ financial statements are in compliance with those amendments.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – Each fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between each fund and the applicable counterparty. Each fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to each fund, have been included in each fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other

Notes to Financial Statements (unaudited) – continued

assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total financial instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2017 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Mississippi Fund
Financial Instruments
Municipal Bonds	$—	$88,941,500	$—	$88,941,500
Mutual Funds	1,295,289	—	—	1,295,289
Total	$1,295,289	$88,941,500	$—	$90,236,789

New York Fund
Financial Instruments
Municipal Bonds	$—	$211,540,908	$—	$211,540,908
Mutual Funds	5,578,807	—	—	5,578,807
Total	$5,578,807	$211,540,908	$—	$217,119,715

Other Financial Instruments
Futures Contracts – Assets	$96,147	$—	$—	$96,147

North Carolina Fund
Financial Instruments
Municipal Bonds	$—	$366,123,918	$—	$366,123,918
Mutual Funds	6,452,216	—	—	6,452,216
Total	$6,452,216	$366,123,918	$—	$372,576,134

Pennsylvania Fund
Financial Instruments
Municipal Bonds	$—	$124,428,536	$—	$124,428,536
Mutual Funds	605,383	—	—	605,383
Total	$605,383	$124,428,536	$—	$125,033,919

Other Financial Instruments
Futures Contracts – Assets	$54,941	$—	$—	$54,941

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
South Carolina Fund
Financial Instruments
Municipal Bonds	$—	$186,566,472	$—	$186,566,472
Mutual Funds	2,069,865	—	—	2,069,865
Total	$2,069,865	$186,566,472	$—	$188,636,337

Other Financial Instruments
Futures Contracts – Assets	$85,846	$—	$—	$85,846

Tennessee Fund
Financial Instruments
Municipal Bonds	$—	$108,865,662	$—	$108,865,662
Mutual Funds	788,758	—	—	788,758
Total	$788,758	$108,865,662	$—	$109,654,420

Virginia Fund
Financial Instruments
Municipal Bonds	$—	$298,475,531	$—	$298,475,531
Mutual Funds	3,988,029	—	—	3,988,029
Total	$3,988,029	$298,475,531	$—	$302,463,560

West Virginia Fund
Financial Instruments
Municipal Bonds	$—	$113,673,092	$—	$113,673,092
Mutual Funds	536,171	—	—	536,171
Total	$536,171	$113,673,092	$—	$114,209,263

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – Certain funds use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the funds were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The funds may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The funds’ period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of the funds’ derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the funds at September 30, 2017 as reported in the Statements of Assets and Liabilities:

			Fair Value (a)
Fund	Risk	Derivative Contracts	Asset Derivatives
New York Fund	Interest Rate	Interest Rate Futures	$96,147
Pennsylvania Fund	Interest Rate	Interest Rate Futures	54,941
South Carolina Fund	Interest Rate	Interest Rate Futures	85,846

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the funds’ Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the funds’ Statements of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by these funds for the six months ended September 30, 2017 as reported in the Statements of Operations:

Fund	Risk	Futures Contracts
New York Fund	Interest Rate	$96,147
Pennsylvania Fund	Interest Rate	54,941
South Carolina Fund	Interest Rate	85,846

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, each fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of each fund’s credit risk to such counterparty equal to any amounts payable by each fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by each fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with each fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover each fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities as restricted cash for uncleared derivatives or deposits with brokers for cleared derivatives, respectively. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. Each fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statements of Operations.

Futures Contracts – Certain funds entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The Virginia Fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by the Virginia Fund utilizing the Virginia Fund’s municipal bonds which have already been issued (known as self-deposited secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short-term interest rates. A self-deposited secondary market inverse floating rate security is created when the Virginia Fund transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the trust or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”) which are held by the Virginia Fund. Such self-deposited inverse floaters held by the Virginia Fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the Virginia Fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the Virginia Fund in its Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets as reported in the Virginia Fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At September 30, 2017, the Virginia Fund’s payable to the holders of the floating rate certificates from trust assets was $5,009,662 and the weighted average interest rate on the floating rate certificates issued by the trust was 0.96%. For the six months ended September 30, 2017, the average payable to the holders of the floating rate certificates from trust assets was $5,012,381 at a weighted average interest rate of 0.89%. Interest expense and fees relate to interest payments made to the holders of certain

Notes to Financial Statements (unaudited) – continued

floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2017, interest expense and fees related to self-deposited inverse floaters amounted to $37,412 and are included in “Interest expense and fees” in the Statements of Operations.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by each fund. The amount of the credit, for the six months ended September 30, 2017, is shown as a reduction of total expenses in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, and secured borrowings, as applicable to each fund.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 3/31/17	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Ordinary income (including any short-term capital gains)	$5,440	$274,121	$—	$114,944	$114,332	$183,288	$934,637	$103,712
Tax-exempt income	3,088,095	6,968,139	11,962,987	4,290,001	5,591,389	3,432,363	9,194,581	3,802,450
Total distributions	$3,093,535	$7,242,260	$11,962,987	$4,404,945	$5,705,721	$3,615,651	$10,129,218	$3,906,162

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 9/30/17	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund
Cost of investments	$85,455,899	$204,358,538	$352,658,889	$117,280,690
Gross appreciation	5,013,118	13,130,024	20,874,744	7,846,103
Gross depreciation	(232,228)	(368,847)	(957,499)	(92,874)
Net unrealized appreciation (depreciation)	$4,780,890	$12,761,177	$19,917,245	$7,753,229

As of 3/31/17
Undistributed ordinary income	186,742	274,890	410,990	4,066
Undistributed tax-exempt income	100,669	509,901	698,836	360,887
Capital loss carryforwards	(3,017,991)	(6,806,698)	(12,308,623)	(4,778,634)
Other temporary differences	(244,469)	(674,612)	(1,036,781)	(367,550)
Net unrealized appreciation (depreciation)	4,195,102	10,932,619	17,020,055	6,326,153

As of 9/30/17	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Cost of investments	$179,347,617	$104,359,309	$283,765,224	$108,112,215
Gross appreciation	9,902,885	5,608,885	15,886,890	6,202,199
Gross depreciation	(614,165)	(313,774)	(2,198,216)	(105,151)
Net unrealized appreciation (depreciation)	$9,288,720	$5,295,111	$13,688,674	$6,097,048

As of 3/31/17
Undistributed ordinary income	31,066	—	148,061	64,099
Undistributed tax-exempt income	432,956	842,381	719,540	305,317
Capital loss carryforwards	(8,597,308)	(4,110,541)	(9,868,992)	(5,292,541)
Other temporary differences	(492,024)	(333,133)	(935,239)	(350,129)
Net unrealized appreciation (depreciation)	7,296,861	4,638,346	11,444,252	5,148,341

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after March 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses“). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses“). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of March 31, 2017, each fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:			New York Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
3/31/18			$—	$(139,728)	$(620,248)	$—	$—	$(314,556)
3/31/19			(1,676,455)	(847,239)	(825,001)	(57,345)	(203,621)	—
Total			$(1,676,455)	$(986,967)	$(1,445,249)	$(57,345)	$(203,621)	$(314,556)

Post-enactment losses which are characterized as follows:	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Short-Term	$(1,008,463)	$(4,804,441)	$(9,854,287)	$(2,791,401)	$(4,083,647)	$(2,210,576)	$(4,279,532)	$(1,594,774)
Long-Term	(2,009,528)	(325,802)	(2,454,336)	(1,000,266)	(3,068,412)	(1,842,620)	(5,385,839)	(3,383,211)
Total	$(3,017,991)	$(5,130,243)	$(12,308,623)	$(3,791,667)	$(7,152,059)	$(4,053,196)	$(9,665,371)	$(4,977,985)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. Each fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. Each fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net

Notes to Financial Statements (unaudited) – continued

assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	Mississippi Fund		New York Fund		North Carolina Fund		Pennsylvania Fund
	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17
Class A	$1,354,901	$2,975,457	$2,324,653	$4,717,298	$4,373,789	$9,413,602	$1,816,766	$3,928,284
Class B	14,651	35,832	68,502	157,879	38,552	101,361	65,598	147,142
Class C	—	—	364,015	759,066	726,504	1,582,402	—	—
Class I	79,081	82,246	1,027,943	1,608,017	751,760	865,622	377,088	329,519
Class R6	282	—	311	—	294	—	313	—
Total	$1,448,915	$3,093,535	$3,785,424	$7,242,260	$5,890,899	$11,962,987	$2,259,765	$4,404,945

	South Carolina Fund		Tennessee Fund		Virginia Fund		West Virginia Fund
	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17	Six Months Ended 9/30/17 (i)	Year Ended 3/31/17
Class A	$2,654,064	$5,357,928	$1,462,644	$3,330,694	$3,761,849	$8,628,553	$1,780,228	$3,789,506
Class B	39,960	94,751	16,968	38,675	13,932	33,286	9,413	24,539
Class C	—	—	—	—	323,069	731,059	—	—
Class I	219,029	253,042	336,112	246,282	732,596	736,320	93,250	92,117
Class R6	292	—	291	—	301	—	289	—
Total	$2,913,345	$5,705,721	$1,816,015	$3,615,651	$4,831,747	$10,129,218	$1,883,180	$3,906,162

(i)	For the period from the inception of Class R6, August 1, 2017, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.45% of each fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the funds’ Board of Trustees. For the six months ended September 30, 2017, these management fee reductions amounted to the following, which are included in the reduction of total expenses in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,610	$8,452	$14,701	$4,949	$7,487	$4,416	$11,913	$4,633

The management fee incurred for the six months ended September 30, 2017 was equivalent to an annual effective rate of 0.44% of each fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the following funds’ total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including interest expense and fees associated with investments in inverse floating rate instruments), such that total fund operating expenses do not exceed the following rates annually of these funds’ average daily net assets:

	New York Fund	North Carolina Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	0.90%	0.93%	0.84%	0.88%	0.81%	0.87%
Class B	1.65%	1.68%	1.59%	1.63%	1.56%	1.62%
Class C	1.65%	1.68%	N/A	N/A	1.56%	N/A
Class I	0.65%	0.68%	0.59%	0.63%	0.56%	0.62%
Class R6	0.60%	0.61%	0.53%	0.56%	0.49%	0.55%

These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until July 31, 2018. For the six months ended September 30, 2017, the New York Fund and the North Carolina Fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of each

Notes to Financial Statements (unaudited) – continued

fund’s expenses related to each agreement. For the six months ended September 30, 2017, these reductions amounted to the following for the South Carolina Fund, the Tennessee Fund, the Virginia Fund, and the West Virginia Fund and are included in the reduction of total expenses in the Statements of Operations:

South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$50,285	$46,142	$105,132	$50,847

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2017, as its portion of the initial sales charge on sales of Class A shares of each fund:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$3,901	$7,058	$12,670	$4,128	$8,288	$3,108	$8,527	$1,213

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	—	0.25%	0.25%	0.10%	$106,542
New York Fund	—	0.25%	0.25%	0.24%	161,960
North Carolina Fund	—	0.25%	0.25%	0.24%	334,807
Pennsylvania Fund	—	0.25%	0.25%	0.10%	125,339
South Carolina Fund	—	0.25%	0.25%	0.25%	215,839
Tennessee Fund	—	0.25%	0.25%	0.25%	113,536
Virginia Fund	—	0.25%	0.25%	0.25%	290,149
West Virginia Fund	—	0.25%	0.25%	0.24%	138,677

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Mississippi Fund	0.75%	0.25%	1.00%	0.77%	$5,834
New York Fund	0.75%	0.25%	1.00%	1.00%	24,069
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	15,305
Pennsylvania Fund	0.75%	0.25%	1.00%	0.86%	22,863
South Carolina Fund	0.75%	0.25%	1.00%	1.00%	17,177
Tennessee Fund	0.75%	0.25%	1.00%	1.00%	6,857
Virginia Fund	0.75%	0.25%	1.00%	1.00%	5,599
West Virginia Fund	0.75%	0.25%	1.00%	1.00%	3,839

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
New York Fund	0.75%	0.25%	1.00%	1.00%	$128,398
North Carolina Fund	0.75%	0.25%	1.00%	1.00%	289,272
Virginia Fund	0.75%	0.25%	1.00%	1.00%	129,813

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Total Distribution and Service Fees	$112,376	$314,427	$639,384	$148,202	$233,016	$120,393	$425,561	$142,516

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended September 30, 2017, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$2,038	$4,066	$11,091	$213	$3,766	$334	$5,080	$6,922
Class B	—	—	—	—	—	—	2	—
Class C	N/A	—	—	N/A	N/A	N/A	16	N/A

Mississippi Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018. For the six months ended September 30, 2017, this reduction amounted to $63,925 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.00% under a written agreement that terminated on July 27, 2017. For the period April 1, 2017 through July 27, 2017, this reduction amounted to $857 and is included in the reduction of total expenses in the Statements of Operations. Effective July 28, 2017, MFD has agreed in writing to reduce the Class B service fee rate to 0.00% for all Class B shares. For the period July 28, 2017 through September 30, 2017, this reduction amounted to $513 and is included in the reduction of total expenses in the Statements of Operations. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018.

Pennsylvania Fund: MFD has agreed in writing to reduce the Class A service fee rate to 0.10%. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least July 31, 2018. For the six months ended September 30, 2017, this reduction amounted to $75,203 and is included in the reduction of total expenses in the Statements of Operations. The service fee rate attributable to Class B shares within the first year of purchase is 0.25%. The service fee rate attributable to all other Class B shares has been reduced by MFD to 0.10% under a written agreement that terminated on July 27, 2017. For the period April 1, 2017 through July 27, 2017, this reduction amounted to $2,112 and is included in the reduction of total expenses in the Statements of Operations. Effective July 28, 2017, MFD has agreed in writing to reduce the Class B service fee rate to 0.10% for all Class B shares. For the period July 28, 2017 through September 30, 2017, this reduction amounted to $1,172 and is included in the reduction of total expenses in the Statements of Operations. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until July 31, 2018.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2017, were as follows:

CDSC Imposed	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Class A	$994	$52	$688	$143	$23	$344	$282	$—
Class B	29	3,143	70	3,997	2,419	96	94	41
Class C	N/A	2,480	2,094	N/A	N/A	N/A	678	N/A

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended September 30, 2017, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Expenses paid	$2,463	$10,303	$12,739	$8,101	$5,867	$3,127	$13,803	$3,573
Percentage of average daily net assets	0.0054%	0.0096%	0.0069%	0.0129%	0.0062%	0.0056%	0.0092%	0.0061%

MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended September 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$31,901	$65,237	$150,736	$45,895	$68,836	$47,762	$123,395	$51,729

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended September 30, 2017 was equivalent to the following annual effective rates of each fund’s average daily net assets:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Percentage of average daily net assets	0.0266%	0.0207%	$0.0188%	0.0238%	0.0213%	0.0247%	0.0194%	0.0243%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC. Prior to December 31, 2001, each fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense for each fund. These amounts are included in “Independent Trustees’ compensation” in the Statements of Operations for the six months ended September 30, 2017 and were as follows:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$200	$181	$386	$201	$373	$183	$384	$373

The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to the following at September 30, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statements of Assets and Liabilities:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$1,614	$2,089	$4,200	$1,604	$4,243	$2,077	$4,224	$4,241

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended September 30, 2017, the fee paid by each fund under this agreement amounted to the following and is included in “Miscellaneous” expense in the Statements of Operations:

Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
$79	$181	$325	$110	$165	$99	$265	$104

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
Mississippi Fund	Class I	5,026	$51,164
New York Fund	Class I	5,030	51,305
North Carolina Fund	Class I	5,030	51,100
Pennsylvania Fund	Class I	5,028	51,290
South Carolina Fund	Class I	5,029	51,097
Tennessee Fund	Class I	5,025	51,104
Virginia Fund	Class I	5,029	50,944
West Virginia Fund	Class I	5,028	51,034

Notes to Financial Statements (unaudited) – continued

On July 31, 2017, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
Mississippi Fund	Class R6	5,123	$50,000
New York Fund	Class R6	5,086	50,000
North Carolina Fund	Class R6	5,113	50,000
Pennsylvania Fund	Class R6	5,081	50,000
South Carolina Fund	Class R6	5,107	50,000
Tennessee Fund	Class R6	5,107	50,000
Virginia Fund	Class R6	5,118	50,000
West Virginia Fund	Class R6	5,107	50,000

At September 30, 2017, MFS held 100% of the outstanding shares of Class R6 for each fund.

(4)	Portfolio Securities

For the six months ended September 30, 2017, purchases and sales of investments, other than short-term obligations, were as follows:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Purchases	$2,566,865	$31,792,948	$29,538,939	$12,593,779	$12,420,696	$8,906,609	$24,975,583	$5,714,442
Sales	$3,220,634	$26,256,473	$22,987,313	$10,255,557	$9,239,979	$9,008,082	$22,247,581	$7,190,333

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Mississippi Fund				New York Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	395,978	$3,868,620	1,085,024	$10,826,689	1,142,209	$12,667,596	1,967,807	$22,056,725
Class B	161	1,580	8,160	81,593	11,013	121,934	82,722	931,113
Class C	—	—	—	—	239,879	2,656,316	378,091	4,243,820
Class I	163,479	1,596,604	581,401	5,720,536	518,553	5,086,628	5,159,854	51,728,489
Class R6	5,123	50,000	—	—	5,086	50,000	—	—
	564,741	$5,516,804	1,674,585	$16,628,818	1,916,740	$20,582,474	7,588,474	$78,960,147

Shares issued to shareholders in reinvestment of distributions
Class A	125,056	$1,221,244	271,167	$2,679,924	181,179	$2,009,228	363,206	$4,061,469
Class B	1,170	11,442	2,927	28,994	5,123	56,656	10,977	122,361
Class C	—	—	—	—	28,562	316,404	57,694	644,233
Class I	7,468	72,829	7,669	74,873	100,863	989,316	157,201	1,550,896
Class R6	29	282	—	—	32	311	—	—
	133,723	$1,305,797	281,763	$2,783,791	315,759	$3,371,915	589,078	$6,378,959

Shares reacquired
Class A	(619,512)	$(6,051,064)	(1,384,755)	$(13,626,498)	(878,820)	$(9,752,649)	(5,924,837)	$(66,844,223)
Class B	(8,746)	(85,563)	(35,939)	(357,700)	(71,571)	(792,594)	(110,540)	(1,215,390)
Class C	—	—	—	—	(283,928)	(3,147,286)	(491,013)	(5,450,340)
Class I	(80,473)	(782,153)	(111,253)	(1,085,628)	(89,662)	(880,665)	(106,937)	(1,049,252)
	(708,731)	$(6,918,780)	(1,531,947)	$(15,069,826)	(1,323,981)	$(14,573,194)	(6,633,327)	$(74,559,205)

Notes to Financial Statements (unaudited) – continued

	Mississippi Fund – continued				New York Fund – continued
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Net change
Class A	(98,478)	$(961,200)	(28,564)	$(119,885)	444,568	$4,924,175	(3,593,824)	$(40,726,029)
Class B	(7,415)	(72,541)	(24,852)	(247,113)	(55,435)	(614,004)	(16,841)	(161,916)
Class C	—	—	—	—	(15,487)	(174,566)	(55,228)	(562,287)
Class I	90,474	887,280	477,817	4,709,781	529,754	5,195,279	5,210,118	52,230,133
Class R6	5,152	50,282	—	—	5,118	50,311	—	—
	(10,267)	$(96,179)	424,401	$4,342,783	908,518	$9,381,195	1,544,225	$10,779,901

	North Carolina Fund				Pennsylvania Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,927,430	$22,583,493	4,858,461	$57,348,503	585,223	$6,045,432	1,343,807	$14,147,968
Class B	10,463	122,008	8,649	103,869	2,641	27,338	21,401	225,940
Class C	273,003	3,196,547	904,341	10,813,359	—	—	—	—
Class I	1,183,469	11,558,619	4,834,513	47,940,476	420,907	4,139,377	2,203,484	21,889,000
Class R6	5,113	50,000	—	—	5,081	50,000	—	—
	3,399,478	$37,510,667	10,605,964	$116,206,207	1,013,852	$10,262,147	3,568,692	$36,262,908

Shares issued to shareholders in reinvestment of distributions
Class A	339,463	$3,976,822	709,191	$8,405,319	161,793	$1,669,197	339,417	$3,535,683
Class B	3,064	35,839	8,008	94,876	6,054	62,640	13,387	139,812
Class C	55,135	645,532	117,285	1,388,668	—	—	—	—
Class I	63,519	620,445	63,552	623,628	19,311	189,824	12,050	118,421
Class R6	30	294	—	—	32	313	—	—
	461,211	$5,278,932	898,036	$10,512,491	187,190	$1,921,974	364,854	$3,793,916

Shares reacquired
Class A	(1,652,761)	$(19,340,859)	(6,931,282)	$(81,940,794)	(735,985)	$(7,596,569)	(2,997,552)	$(31,284,889)
Class B	(61,420)	(719,096)	(82,761)	(981,468)	(58,636)	(606,938)	(107,247)	(1,120,356)
Class C	(486,543)	(5,692,608)	(791,322)	(9,305,161)	—	—	—	—
Class I	(385,967)	(3,765,464)	(913,106)	(8,904,171)	(221,702)	(2,175,477)	(222,823)	(2,172,663)
	(2,586,691)	$(29,518,027)	(8,718,471)	$(101,131,594)	(1,016,323)	$(10,378,984)	(3,327,622)	$(34,577,908)

Net change
Class A	614,132	$7,219,456	(1,363,630)	$(16,186,972)	11,031	$118,060	(1,314,328)	$(13,601,238)
Class B	(47,893)	(561,249)	(66,104)	(782,723)	(49,941)	(516,960)	(72,459)	(754,604)
Class C	(158,405)	(1,850,529)	230,304	2,896,866	—	—	—	—
Class I	861,021	8,413,600	3,984,959	39,659,933	218,516	2,153,724	1,992,711	19,834,758
Class R6	5,143	50,294	—	—	5,113	50,313	—	—
	1,273,998	$13,271,572	2,785,529	$25,587,104	184,719	$1,805,137	605,924	$5,478,916

Notes to Financial Statements (unaudited) – continued

	South Carolina Fund				Tennessee Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	750,073	$9,058,804	2,501,488	$30,630,100	321,930	$3,373,165	1,401,369	$14,955,824
Class B	1,414	17,076	12,664	156,008	—	4	14,740	156,603
Class I	254,774	2,490,109	1,485,702	14,746,524	447,942	4,363,616	2,186,586	21,426,741
Class R6	5,107	50,000	—	—	5,107	50,000	—	—
	1,011,368	$11,615,989	3,999,854	$45,532,632	774,979	$7,786,785	3,602,695	$36,539,168

Shares issued to shareholders in reinvestment of distributions
Class A	208,187	$2,513,028	415,489	$5,061,717	128,361	$1,343,660	287,331	$3,041,715
Class B	3,245	39,155	7,643	93,084	1,519	15,886	3,305	34,969
Class I	19,257	188,396	21,134	207,008	32,213	315,150	21,662	211,634
Class R6	30	292	—	—	30	291	—	—
	230,719	$2,740,871	444,266	$5,361,809	162,123	$1,674,987	312,298	$3,288,318

Shares reacquired
Class A	(883,127)	$(10,650,245)	(2,925,645)	$(35,597,847)	(604,228)	$(6,323,876)	(2,816,347)	$(29,585,664)
Class B	(64,903)	(782,346)	(46,414)	(564,714)	(11,679)	(122,251)	(51,883)	(552,064)
Class I	(145,442)	(1,424,398)	(253,851)	(2,467,376)	(362,950)	(3,546,112)	(310,021)	(3,004,101)
	(1,093,472)	$(12,856,989)	(3,225,910)	$(38,629,937)	(978,857)	$(9,992,239)	(3,178,251)	$(33,141,829)

Net change
Class A	75,133	$921,587	(8,668)	$93,970	(153,937)	$(1,607,051)	(1,127,647)	$(11,588,125)
Class B	(60,244)	(726,115)	(26,107)	(315,622)	(10,160)	(106,361)	(33,838)	(360,492)
Class I	128,589	1,254,107	1,252,985	12,486,156	117,205	1,132,654	1,898,227	18,634,274
Class R6	5,137	50,292	—	—	5,137	50,291	—	—
	148,615	$1,499,871	1,218,210	$12,264,504	(41,755)	$(530,467)	736,742	$6,685,657

	Virginia Fund				West Virginia Fund
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,108,817	$12,441,088	3,308,481	$37,593,529	78,254	$869,184	729,612	$8,262,139
Class B	6,575	73,634	25,137	280,480	24	269	3,174	36,329
Class C	126,663	1,421,873	587,293	6,700,182	—	—	—	—
Class I	650,748	6,351,817	4,640,046	45,611,599	154,703	1,508,399	567,647	5,622,032
Class R6	5,117	50,000	—	—	5,107	50,000	—	—
	1,897,920	$20,338,412	8,560,957	$90,185,790	238,088	$2,427,852	1,300,433	$13,920,500

Shares issued to shareholders in reinvestment of distributions
Class A	299,336	$3,360,124	675,903	$7,665,189	152,609	$1,695,608	319,784	$3,590,548
Class B	1,167	13,091	2,746	31,156	820	9,106	2,030	22,801
Class C	26,363	295,845	58,415	661,614	—	—	—	—
Class I	66,588	649,614	59,300	579,519	9,129	89,321	8,620	84,092
Class R6	31	301	—	—	30	289	—	—
	393,485	$4,318,975	796,364	$8,937,478	162,588	$1,794,324	330,434	$3,697,441

Notes to Financial Statements (unaudited) – continued

	Virginia Fund – continued				West Virginia Fund – continued
	Six Months Ended 9/30/17 (i)		Year ended 3/31/17		Six Months Ended 9/30/17 (i)		Year ended 3/31/17
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,193,188)	$(13,382,426)	(5,290,727)	$(59,746,453)	(507,504)	$(5,638,263)	(1,631,640)	$(18,371,852)
Class B	(20,459)	(230,027)	(57,524)	(657,781)	(12,532)	(138,792)	(20,026)	(223,805)
Class C	(212,902)	(2,389,877)	(460,549)	(5,168,312)	—	—	—	—
Class I	(345,977)	(3,373,816)	(573,961)	(5,572,632)	(110,755)	(1,084,380)	(83,854)	(821,273)
	(1,772,526)	$(19,376,146)	(6,382,761)	$(71,145,178)	(630,791)	$(6,861,435)	(1,735,520)	$(19,416,930)

Net change
Class A	214,965	$2,418,786	(1,306,343)	$(14,487,735)	(276,641)	$(3,073,471)	(582,244)	$(6,519,165)
Class B	(12,717)	(143,302)	(29,641)	(346,145)	(11,688)	(129,417)	(14,822)	(164,675)
Class C	(59,876)	(672,159)	185,159	2,193,484	—	—	—	—
Class I	371,359	3,627,615	4,125,385	40,618,486	53,077	513,340	492,413	4,884,851
Class R6	5,148	50,301	—	—	5,137	50,289	—	—
	518,879	$5,281,241	2,974,560	$27,978,090	(230,115)	$(2,639,259)	(104,653)	$(1,798,989)

(i)	For the period from the inception of Class R6, August 1, 2017, through the stated period end.

Class T shares were not publicly available for sale during the period. Please see the fund’s prospectus for details.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended September 30, 2017, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	Mississippi Fund	New York Fund	North Carolina Fund	Pennsylvania Fund	South Carolina Fund	Tennessee Fund	Virginia Fund	West Virginia Fund
Commitment Fee	$302	$681	$1,215	$412	$629	$375	$975	$394
Interest Expense	—	—	—	—	—	—	—	—

(7)	Investments in Affiliated Issuers

An affiliated issuer of a fund may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the MFS Institutional Money Market Portfolio to be an affiliated issuer. Each fund’s transactions in the MFS Institutional Money Market Portfolio for the six months ended September 30, 2017, are as follows:

	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Mississippi Fund	285,770	7,359,659	(6,350,140)	1,295,289
New York Fund	3,286,666	31,112,413	(28,820,272)	5,578,807
North Carolina Fund	944,479	35,130,865	(29,623,128)	6,452,216
Pennsylvania Fund	1,490,362	11,750,703	(12,635,682)	605,383
South Carolina Fund	1,954,066	14,932,963	(14,817,164)	2,069,865
Tennessee Fund	917,216	12,201,458	(12,329,916)	788,758
Virginia Fund	1,876,760	29,199,675	(27,088,406)	3,988,029
West Virginia Fund	1,154,661	8,471,598	(9,090,089)	536,170

Notes to Financial Statements (unaudited) – continued

	Affiliated Issuer - MFS Institutional Money Market Portfolio
	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
Mississippi Fund	$19	$1	$—	$4,089	$1,295,289
New York Fund	565	38	—	19,834	5,578,807
North Carolina Fund	439	388	—	20,930	6,452,216
Pennsylvania Fund	(61)	22	—	7,117	605,383
South Carolina Fund	409	66	—	12,247	2,069,865
Tennessee Fund	140	—	—	5,704	788,758
Virginia Fund	378	156	—	18,713	3,988,029
West Virginia Fund	64	9	—	4,135	536,171

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of each Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2017 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2016 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Funds, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Broadridge and MFS, the Trustees reviewed each Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund’s Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2016, which the Trustees believed was a long enough period to reflect differing market conditions. See below for a description of the performance information considered by the Trustees.

In assessing the reasonableness of each Fund’s advisory fee, the Trustees considered, among other information, each Fund’s advisory fee and the total expense ratio of each Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. See below for a description of the fee information considered by the Trustees.

The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered whether each Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that each Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the information noted below, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Funds, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling each Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow each Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that each Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2017.

MFS Mississippi Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was lower than the Broadridge expense group median.

Board Review of Investment Advisory Agreement – continued

MFS New York Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS North Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS Pennsylvania Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFD currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS South Carolina Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst

Board Review of Investment Advisory Agreement – continued

performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Tennessee Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was higher than the Broadridge expense group median.

MFS Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.

MFS West Virginia Municipal Bond Fund

The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2016 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the

Board Review of Investment Advisory Agreement – continued

4th quintile for the five-year period ended December 31, 2016 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median, and the Fund’s total expense ratio was higher than the Broadridge expense group median.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/openendfunds by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: November 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: November 15, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2017

*	Print name and title of each signing officer under his or her signature.